   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2012

                                                             FILE NO. 333-119419

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 14                                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 224                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 28, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

                       SUPPLEMENT DATED DECEMBER 28 2012


                         ENHANCED SURRENDER VALUE OFFER
        FOR ELIGIBLE CONTRACTS WITH THE LIFETIME INCOME BUILDER II RIDER


For a limited time, the Company will make an Enhanced Surrender Value Offer to Eligible Contract Owners who have the Lifetime Income Builder II optional guaranteed minimum withdrawal benefit rider. The Lifetime Income Benefit II rider is a guaranteed benefit rider designed to help protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value. For additional information please review the Lifetime Income Builder II rider disclosure in your prospectus.



If you are eligible for the Enhanced Surrender Value Offer, the Company will notify you in writing. IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL FULLY SURRENDER AND TERMINATE YOUR CONTRACT AND ALL RIDERS AND BENEFITS, INCLUDING THE LIFETIME INCOME BUILDER II RIDER AND OTHER GUARANTEED LIVING OR DEATH BENEFITS. In return, we will pay you the Enhanced Surrender Value, which may be an additional, enhanced amount above the Contract's current Surrender Value.



YOU ARE NOT REQUIRED TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER. If you do not accept, you do not need to take any action, and your contract and riders benefits will continue. You are encouraged to discuss this offer with your Registered Representative, tax adviser and/or your financial adviser to determine if this offer is suitable for your particular circumstances and needs. THIS ENHANCED SURRENDER VALUE OFFER IS NOT INTENDED FOR ALL CONTRACT OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST.


We are making this offer because high market volatility, declines in the equity markets and the low interest rate environment make continuing to provide the Lifetime Income Builder II rider costly to us. We believe this Enhanced Surrender Value Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and Lifetime Income Benefit II rider. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for the guarantees offered in the Contract and rider(s). You would benefit because you would receive an increase in your Contract's Surrender Value and your fees would cease.

WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Enhanced Surrender Value Offer is available to Contract Owners who meet ALL of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners":

- You must own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company as of the date you accept the Enhanced Surrender Value Offer:

       -   The Director M

       -   The Director M Access

       -   The Director M Edge

       -   The Director M Plus

       -   The Director M Outlook

       -   Hartford Leaders Series III

       -   Hartford Leaders Access Series III

       -   Hartford Leaders Edge Series III

       -   Hartford Leaders Plus Series III

       -   Hartford Leaders Outlook Series III

- You must have elected and currently maintain the Hartford's Lifetime Income Builder II rider.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract.

- You must not be receiving Lifetime Benefit Payments under the Lifetime Income Builder II where your Contract Value has been reduced to below our minimum Contract Value.

- You must not have submitted additional premium payments after the date of this supplement unless the payment was made under our InvestEase Program.

- Your state must have approved the Enhanced Surrender Value Offer contract rider.

-   You must be a customer of a Financial Intermediary.

- We must receive a signed acknowledgement and full surrender request at our Administrative Offices accepting the Enhanced Surrender Value Offer before the expiration of the Enhanced Surrender Value Offer. We refer to the receipt of BOTH the signed acknowledgement and full surrender request at our Administrative Offices as "In Good Order." If there is a Joint Contract Owner, both Owners must sign both forms. IF WE DO NOT RECEIVE A COMPLETE ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



YOU MAY CALL US AT 1-800-501-8126 TO CONFIRM WHETHER OR NOT YOU ARE AN ELIGIBLE CONTRACT OWNER.


HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Enhanced Surrender Value Offer, you will Surrender your Contract, Lifetime Income Builder II rider and any other rider associated with your Contract and they will terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date. Any applicable fees upon Surrender will be waived; or


    (b) Contract Value on the full Surrender date plus 20% of Payment Base subject to a cap of 90% of Payment Base. Any applicable fees upon Surrender will be waived.



We will determine your Payment Base as of the date of this supplement. The Payment Base will be locked-in as of this date and will not change. The cap will only be adjusted for any partial Surrenders taken prior to our receipt of your signed acknowledgement and full Surrender request. No automatic Payment Base increases will apply during this period if you accept this offer. We will calculate your Enhanced Surrender Value as of the Valuation Date after receipt of your properly completed acknowledgement and full Surrender request and any other administrative forms required. If you own a Plus contract, and accept the offer, we will not recapture any Premium Enhancement. Please see Examples 1-3 below for an illustration of the Enhanced Surrender Value amount calculation.



YOU MAY CALL US AT 1-800-501-8126 TO DETERMINE YOUR CURRENT ENHANCED SURRENDER VALUE. YOUR SURRENDER VALUE USED IN COMPUTING THIS AMOUNT FLUCTUATES ON A DAILY BASIS AND YOUR ENHANCED SURRENDER VALUE MAY BE DIFFERENT ON THE DATE OF SURRENDER.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?


- WE MUST RECEIVE YOUR SIGNED ACKNOWLEDGEMENT AND FULL SURRENDER REQUEST IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The full surrender request form is an administrative form that provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner. The acknowledgement form is an administrative form that requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE BOTH FORMS IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.


- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be permitted. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.


- After we receive your signed acknowledgement and full surrender request In Good Order at our Administrative Offices, we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.


-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE OFFER WITH YOUR REGISTERED REPRESENTATIVE TO BE SURE THAT THE ENHANCED SURRENDER VALUE OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Registered Representative, tax adviser and/or financial adviser must consider whether accepting the Enhanced Surrender Value Offer amount is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and Death Benefit protection provided under the Lifetime Income Builder II rider, and any benefits provided under other riders you may own. There is no compensation paid to the Registered Representative or Financial Intermediary if you participate in this program.


- A full Surrender of your Contract may be taxable to you. You are urged to review this offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.

- In your evaluation of the Enhanced Surrender Value Offer, you should consult with your Registered Representative, your tax adviser, financial adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the Lifetime Income Benefit II rider and/or the Death Benefit provided by your Contract.

- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY BE EQUAL TO -- OR NOT SIGNIFICANTLY DIFFERENT FROM -- YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL BENEFIT TO YOU.


- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.


- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIFETIME INCOME BUILDER II RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.

ENHANCED SURRENDER VALUE OFFER EXAMPLES:

EXAMPLE 1


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $54,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $74,000, $20,000 higher than the Contract Value of $54,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 2


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $72,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $18,000 higher than the Contract Value of $72,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 3


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value including the $4,800 withdrawals decreases to $56,500 on the date the offer is accepted. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $20,000 higher than the Contract Value of $56,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



EXAMPLE 4



Assume the Lifetime Income Benefit II Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,929 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $71 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,858 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $142 higher than the Surrender Value of $119,858 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



The Enhanced Surrender Value Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more favorable programs to other Contract Owners. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7404

DIRECTOR M ACCESS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co. LLC

X  Oppenheimer Variable Account Funds

X  Putnam Investments, LLC

X  The Universal Institutional Funds, Inc.

Please see Appendix A for additional information.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon or intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: DECEMBER 28, 2012



STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 28, 2012

2

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TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE     APP C-1
 HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                0%
  Second Year                                                                                               0%
  Third Year                                                                                                0%
  Fourth Year                                                                                               0%
  Fifth Year                                                                                                0%
  Sixth Year                                                                                                0%
  Seventh Year                                                                                              0%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                      $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                              1.45%
  Administrative Charge                                                                          0.20%
  Total Separate Account Annual Expenses                                                         1.65%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                            0.20%
  The Hartford's Principal First Charge (2)(5)                                                   0.75%
  MAV/MAV Plus Charge                                                                            0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges          2.70%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation (5)                                                  0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                        0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                           0.75%
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                      1.50%
  Joint/Spousal Life Option Charge                                                               1.50%

6

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
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                1.50%
  Joint/Spousal Life Option Charge                                         1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.95%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $581
3 years                                                                   $1,733
5 years                                                                   $2,874
10 years                                                                  $5,669



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $551
3 years                                                                   $1,703
5 years                                                                   $2,844
10 years                                                                  $5,639



(3)  If you do not Surrender your Contract:



1 year                                                                      $581
3 years                                                                   $1,733
5 years                                                                   $2,874
10 years                                                                  $5,669


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the
Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment

10

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Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment
Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

12

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Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

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HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

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STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12

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                                                                          15

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  month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

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-   Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


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WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a

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  result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

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                                                                          19

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You must wait 6 months after your most recent transfer from the Fixed
Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

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ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

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Both full and partial Surrenders are taken proportionally out of the
Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

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accept telephone instructions for partial Surrenders from either Contract Owner.
Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout


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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

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28

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WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.


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                                                                          29

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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30

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

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-   A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

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32

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

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If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

34

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-   The 2009 change to the Internal Revenue Code pertaining to Required Minimum
    Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

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                                                                          35

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

36

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an
       Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

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                                                                          37

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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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38

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

40

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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                                                                          41

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-   You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the
Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment

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                                                                          43

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  Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

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44

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Annuitant. Termination of this rider will result in the rescission of the
Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.


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You may not convert your Joint/Spousal Option election to a Single Life Option.
In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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46

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

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time of Spousal Contract continuation, the rider will terminate and the
Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

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48

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We may reserve the right to prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. We also reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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-   We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit
    Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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50

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-   Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is:

The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- California - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY - The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider.

- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%.

-   OKLAHOMA - The only AIRs available are 3% and 5%.

- OREGON - You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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-   WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV)
    Death Benefit is offered instead. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total

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individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into

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account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c.

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      below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a Full Surrender after such date, only the excess of the amount received (after any Surrender Charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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       6.   Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

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The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in

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1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.


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We do not currently offer the Contracts in connection with all of the types of
Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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A SIMPLE Plan may designate a single financial institution (a Designated
Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

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    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).


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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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72

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For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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                                                                          73

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8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year

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74

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period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

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APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

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THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.233          $10.354           $8.458          $12.320
  Accumulation Unit Value at end of
   period                                  $10.711          $11.233          $10.354           $8.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              665              701              745
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                  $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.008           $7.229           $5.279          $10.515
  Accumulation Unit Value at end of
   period                                   $6.613           $8.008           $7.229           $5.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              116              133               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                  $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.489           $9.249           $6.998          $15.230
  Accumulation Unit Value at end of
   period                                   $7.519           $9.489           $9.249           $6.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,176            2,217            2,409            2,686
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                  $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.488           $7.474          $11.826
  Accumulation Unit Value at end of
   period                                  $11.738          $13.060          $10.488           $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  291              335              291              338
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                  $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                  $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              502              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.364                -                -
  Accumulation Unit Value at end of
   period                                  $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.404                -                -
  Accumulation Unit Value at end of
   period                                  $15.230                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                  $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              292              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.741           $7.976           $6.699          $11.546
  Accumulation Unit Value at end of
   period                                   $8.273           $8.741           $7.976           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,277            1,373            1,451
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                  $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.749           $8.067          $14.311
  Accumulation Unit Value at end of
   period                                  $11.822          $12.363          $10.749           $8.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,825            5,593            6,261            6,975
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                  $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.538           $7.357           $5.508           $9.547
  Accumulation Unit Value at end of
   period                                   $8.165           $8.538           $7.357           $5.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               59               13               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                  $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.903           $8.761           $6.857          $12.190
  Accumulation Unit Value at end of
   period                                   $9.804           $9.903           $8.761           $6.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,335            1,422            1,564
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.489          $12.953          $10.246                -
  Accumulation Unit Value at end of
   period                                  $14.195          $14.489          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.026           $9.050           $7.190          $13.873
  Accumulation Unit Value at end of
   period                                  $10.842          $11.026           $9.050           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              460              438              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                  $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                  $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,332            1,002              547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                  $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,026            5,066            1,890
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.641                -                -
  Accumulation Unit Value at end of
   period                                   $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                  $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,521            1,203              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                  $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              362              122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.471          $11.442           $8.324          $14.012
  Accumulation Unit Value at end of
   period                                  $12.689          $14.471          $11.442           $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,411            1,605            1,755            1,903
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                  $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.326           $9.113           $5.896          $12.304
  Accumulation Unit Value at end of
   period                                  $10.133          $11.326           $9.113           $5.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              215              184              140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                  $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.192           $1.081           $0.844           $1.255
  Accumulation Unit Value at end of
   period                                   $1.195           $1.192           $1.081           $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,070            5,733            5,233            5,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                  $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.582           $7.385           $7.517
  Accumulation Unit Value at end of
   period                                  $10.567          $12.126          $10.582           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825            1,023              830               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.037           $0.839           $1.359
  Accumulation Unit Value at end of
   period                                   $1.157           $1.163           $1.037           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,170           32,499           35,963           40,438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                  $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                  $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,950            1,539              590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                  $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               80               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                   $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,918            5,373            2,954
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                   $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,205           39,605           19,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.342           $1.095           $1.647
  Accumulation Unit Value at end of
   period                                   $1.490           $1.495           $1.342           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,734           39,536           43,603           46,999
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                  $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.571           $1.177           $2.518
  Accumulation Unit Value at end of
   period                                   $1.495           $1.765           $1.571           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              919            1,021            1,165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                  $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                   $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               13               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                  $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.139           $0.862           $1.506
  Accumulation Unit Value at end of
   period                                   $1.197           $1.337           $1.139           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,080            2,066            1,963            2,343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                  $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.583           $1.369           $1.074           $2.009
  Accumulation Unit Value at end of
   period                                   $1.419           $1.583           $1.369           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,567            6,150            6,932            8,002
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                  $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                   $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,575           32,724           12,690
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.140                -                -
  Accumulation Unit Value at end of
   period                                   $2.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                   $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,300            1,822              922
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                   $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            5,076            2,037
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.517           $1.025           $1.394
  Accumulation Unit Value at end of
   period                                   $1.785           $1.733           $1.517           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,041            6,666            8,196            5,077
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                  $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.921           $0.743           $1.201
  Accumulation Unit Value at end of
   period                                   $1.042           $1.040           $0.921           $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,085            1,215            1,399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.949          $12.491          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.824          $13.949          $12.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.480           $1.314           $1.001           $1.762
  Accumulation Unit Value at end of
   period                                   $1.252           $1.480           $1.314           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,137           13,112            9,622           11,052
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                  $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.278          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.043          $12.278                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               38                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.211          $10.257                -                -
  Accumulation Unit Value at end of
   period                                  $10.868          $12.211                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.169           $1.188           $1.183
  Accumulation Unit Value at end of
   period                                   $1.132           $1.150           $1.169           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,987           14,616           21,560           29,900
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                   $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                   $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,005            2,833            1,148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                   $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,508            1,546              823
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.496                -                -
  Accumulation Unit Value at end of
   period                                   $1.762                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,900                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                   $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,293            9,348            1,335
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.806           $1.479           $1.163           $1.991
  Accumulation Unit Value at end of
   period                                   $1.717           $1.806           $1.479           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,032            2,082            2,363            2,378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                  $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.208           $7.440           $5.115           $9.784
  Accumulation Unit Value at end of
   period                                   $8.955           $9.208           $7.440           $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               77               95               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                  $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.108           $0.832           $1.352
  Accumulation Unit Value at end of
   period                                   $1.485           $1.488           $1.108           $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,225            4,551            4,631            5,417
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                  $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.904           $0.650           $1.161
  Accumulation Unit Value at end of
   period                                   $0.994           $1.021           $0.904           $0.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,462            3,728            4,237            5,119
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                  $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.522           $1.346           $1.481
  Accumulation Unit Value at end of
   period                                   $1.694           $1.610           $1.522           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,440           55,243           57,158           60,868
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                  $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                   $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,427               96                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.509                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                   $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,917            5,311            2,974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                   $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142            4,691            2,567
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                   $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,381           48,893           22,344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.125           $1.106           $1.132
  Accumulation Unit Value at end of
   period                                   $1.185           $1.148           $1.125           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,065           25,378           28,546           31,350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                  $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.134           $0.927           $1.429
  Accumulation Unit Value at end of
   period                                   $1.234           $1.279           $1.134           $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,352            8,158            4,647            5,138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                  $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.728          $12.942          $10.246          $16.226
  Accumulation Unit Value at end of
   period                                  $14.182          $14.728          $12.942          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  757              879              975            1,084
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.777          $13.122          $10.499                -
  Accumulation Unit Value at end of
   period                                  $14.080          $14.777          $13.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.347          $13.906          $11.391          $17.084
  Accumulation Unit Value at end of
   period                                  $14.754          $15.347          $13.906          $11.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              404              448              513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                  $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.000          $10.817           $7.902          $13.714
  Accumulation Unit Value at end of
   period                                  $12.893          $13.000          $10.817           $7.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              186              199              208
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                  $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                   $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,217           22,472            9,846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                   $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,688            1,017              481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                  $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,008              562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                  $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              388              158
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                  $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              163               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.221          $11.967           $9.058          $11.167
  Accumulation Unit Value at end of
   period                                  $13.575          $13.221          $11.967           $9.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  761              750              775              826
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                  $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.611          $10.285           $8.473          $11.670
  Accumulation Unit Value at end of
   period                                  $11.443          $11.611          $10.285           $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               71               91              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                  $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.980          $10.672           $8.645          $12.790
  Accumulation Unit Value at end of
   period                                  $10.823          $11.980          $10.672           $8.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              135              141              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.734          $12.364          $10.121                -
  Accumulation Unit Value at end of
   period                                  $12.278          $13.734          $12.364                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.692          $10.840           $8.748          $12.469
  Accumulation Unit Value at end of
   period                                  $11.924          $12.692          $10.840           $8.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              132              157              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.763          $12.743          $10.392                -
  Accumulation Unit Value at end of
   period                                  $13.725          $14.763          $12.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.107           $8.751           $7.482          $11.965
  Accumulation Unit Value at end of
   period                                   $9.337          $10.107           $8.751           $7.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,893            2,207            2,460            2,707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                  $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                  $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770              487              205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                  $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                  $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               43               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                  $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              126               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                  $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,045            1,864              559
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.159           $9.463           $6.674          $12.486
  Accumulation Unit Value at end of
   period                                   $9.855          $10.159           $9.463           $6.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,100            1,167            1,277
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                  $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.087           $8.088          $13.781
  Accumulation Unit Value at end of
   period                                  $11.353          $12.618          $11.087           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,234            2,564            2,866            3,281
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                  $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.420           $9.146           $7.264          $12.033
  Accumulation Unit Value at end of
   period                                  $10.217          $10.420           $9.146           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              127              136              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                  $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.839           $9.781           $7.264          $11.912
  Accumulation Unit Value at end of
   period                                  $11.367          $11.839           $9.781           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005            1,150            1,314            1,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                  $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.460           $7.563           $5.814          $11.637
  Accumulation Unit Value at end of
   period                                   $9.383           $9.460           $7.563           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               98               81               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.493          $13.325          $10.350                -
  Accumulation Unit Value at end of
   period                                  $16.188          $16.493          $13.325                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                  $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,156              858              412
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.930                -                -
  Accumulation Unit Value at end of
   period                                  $13.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,382                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                  $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               96               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                  $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,501            1,107              430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                  $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               63               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-10

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.461          $14.853           $9.719          $14.282
  Accumulation Unit Value at end of
   period                                  $15.679          $16.461          $14.853           $9.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              632              625              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                  $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.493          $13.085          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.530          $14.493          $13.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              101              105                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.935          $10.427                -
  Accumulation Unit Value at end of
   period                                  $14.065          $14.178          $12.935                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.185           $8.242          $14.136
  Accumulation Unit Value at end of
   period                                  $11.223          $11.103          $10.185           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               84               98              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.634          $12.639          $10.336                -
  Accumulation Unit Value at end of
   period                                  $13.639          $13.634          $12.639                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.076           $9.818           $7.383          $11.256
  Accumulation Unit Value at end of
   period                                  $10.849          $11.076           $9.818           $7.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              207              230              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                  $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.351          $10.089           $7.901          $13.104
  Accumulation Unit Value at end of
   period                                  $10.647          $11.351          $10.089           $7.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               78               78              114
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.421          $12.953          $10.251                -
  Accumulation Unit Value at end of
   period                                  $13.385          $14.421          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                  $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  611              378              143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                  $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               96               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.529                -                -
  Accumulation Unit Value at end of
   period                                  $11.256                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                  $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140               93               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.135           $7.517           $6.132          $11.122
  Accumulation Unit Value at end of
   period                                   $6.647           $8.135           $7.517           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,437            1,487            1,638            1,955
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                  $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.768           $6.423           $5.175           $9.747
  Accumulation Unit Value at end of
   period                                   $5.740           $6.768           $6.423           $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               57               68               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                  $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.068           $5.415           $4.208           $7.077
  Accumulation Unit Value at end of
   period                                   $5.971           $6.068           $5.415           $4.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  663              764              867              984
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.373          $12.962          $10.179                -
  Accumulation Unit Value at end of
   period                                  $13.996          $14.373          $12.962                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.376          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.554          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               30                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.331          $10.719                -                -
  Accumulation Unit Value at end of
   period                                  $11.392          $12.331                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.156          $16.265          $12.572          $21.078
  Accumulation Unit Value at end of
   period                                  $18.889          $20.156          $16.265          $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              604              659              729
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                  $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.263                -                -
  Accumulation Unit Value at end of
   period                                  $11.122                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,920                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.863                -                -
  Accumulation Unit Value at end of
   period                                   $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                   $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665              219               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                  $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              605              217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.791           $5.715           $3.545           $5.724
  Accumulation Unit Value at end of
   period                                   $5.487           $6.791           $5.715           $3.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              112              175               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.696          $16.750          $10.500                -
  Accumulation Unit Value at end of
   period                                  $15.748          $19.696          $16.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.709          $15.990           $9.556          $22.458
  Accumulation Unit Value at end of
   period                                  $15.046          $18.709          $15.990           $9.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              389              417              372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.466          $17.677          $10.675                -
  Accumulation Unit Value at end of
   period                                  $16.288          $20.466          $17.677                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.997          $12.295           $7.943          $15.183
  Accumulation Unit Value at end of
   period                                  $14.606          $15.997          $12.295           $7.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              203              196              229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                  $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.233          $10.354           $8.458          $12.320
  Accumulation Unit Value at end of
   period                                  $10.711          $11.233          $10.354           $8.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  895            1,117            1,286            1,548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                  $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.008           $7.229           $5.279          $10.515
  Accumulation Unit Value at end of
   period                                   $6.613           $8.008           $7.229           $5.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              395              308              233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                  $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                   $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               73              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.210                -                -
  Accumulation Unit Value at end of
   period                                  $22.458                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                  $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              171               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                  $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,417              855              363
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.364                -                -
  Accumulation Unit Value at end of
   period                                  $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.489           $9.249           $6.998          $15.230
  Accumulation Unit Value at end of
   period                                   $7.519           $9.489           $9.249           $6.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,239            3,372            3,654            4,171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                  $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.488           $7.474          $11.826
  Accumulation Unit Value at end of
   period                                  $11.738          $13.060          $10.488           $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  429              522              455              514
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                  $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.741           $7.976           $6.699          $11.546
  Accumulation Unit Value at end of
   period                                   $8.273           $8.741           $7.976           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,738            2,023            2,261            2,421
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                  $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.749           $8.067          $14.311
  Accumulation Unit Value at end of
   period                                  $11.822          $12.363          $10.749           $8.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,883            5,929            6,691            7,616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                  $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.538           $7.357           $5.508           $9.547
  Accumulation Unit Value at end of
   period                                   $8.165           $8.538           $7.357           $5.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               27               20               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                  $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.404                -                -
  Accumulation Unit Value at end of
   period                                  $15.230                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,789                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                  $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465              311              179
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                  $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,096            1,665              803
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                  $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,436            5,134            1,764
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.641                -                -
  Accumulation Unit Value at end of
   period                                   $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-14

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.903           $8.761           $6.857          $12.190
  Accumulation Unit Value at end of
   period                                   $9.804           $9.903           $8.761           $6.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,599            1,873            2,133            2,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.489          $12.953          $10.246                -
  Accumulation Unit Value at end of
   period                                  $14.195          $14.489          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.026           $9.050           $7.190          $13.873
  Accumulation Unit Value at end of
   period                                  $10.842          $11.026           $9.050           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  469              532              628              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                  $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.471          $11.442           $8.324          $14.012
  Accumulation Unit Value at end of
   period                                  $12.689          $14.471          $11.442           $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,203            1,483            1,546            1,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                  $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.326           $9.113           $5.896          $12.304
  Accumulation Unit Value at end of
   period                                  $10.133          $11.326           $9.113           $5.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117              137              131              127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                  $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.192           $1.081           $0.844           $1.255
  Accumulation Unit Value at end of
   period                                   $1.195           $1.192           $1.081           $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,513            8,820            8,623            8,416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                  $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                  $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,157            1,680              859
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                  $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  762              526              182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                  $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,788            1,416              487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                  $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160               59               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                   $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,719            8,334            4,111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.582           $7.385           $7.517
  Accumulation Unit Value at end of
   period                                  $10.567          $12.126          $10.582           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  961            1,116              929               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.037           $0.839           $1.359
  Accumulation Unit Value at end of
   period                                   $1.157           $1.163           $1.037           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,000           50,117           58,267           64,121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                  $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.342           $1.095           $1.647
  Accumulation Unit Value at end of
   period                                   $1.490           $1.495           $1.342           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,215           48,388           52,567           56,893
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                  $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.571           $1.177           $2.518
  Accumulation Unit Value at end of
   period                                   $1.495           $1.765           $1.571           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  883              868            1,010            1,182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                  $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                   $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               31               46                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                  $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                   $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               71,596           62,138           28,921
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                   $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               56,269           37,882           14,251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.140                -                -
  Accumulation Unit Value at end of
   period                                   $2.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,313                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-16

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.139           $0.862           $1.506
  Accumulation Unit Value at end of
   period                                   $1.197           $1.337           $1.139           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,034            3,845            3,053            3,595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                  $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.583           $1.369           $1.074           $2.009
  Accumulation Unit Value at end of
   period                                   $1.419           $1.583           $1.369           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,147           10,253           11,285           12,857
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                  $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.517           $1.025           $1.394
  Accumulation Unit Value at end of
   period                                   $1.785           $1.733           $1.517           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,492            7,712            7,218            4,932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                  $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.921           $0.743           $1.201
  Accumulation Unit Value at end of
   period                                   $1.042           $1.040           $0.921           $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,904            3,258            3,722            2,854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.949          $12.491          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.824          $13.949          $12.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.480           $1.314           $1.001           $1.762
  Accumulation Unit Value at end of
   period                                   $1.252           $1.480           $1.314           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,607           19,394           14,525           16,145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                  $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                   $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,830            3,384            1,588
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                   $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,582            8,936            2,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                   $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,936            3,286            1,298
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                   $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,105            4,061            1,171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.496                -                -
  Accumulation Unit Value at end of
   period                                   $1.762                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,112                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.278          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.043          $12.278                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               72                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.211          $10.257                -                -
  Accumulation Unit Value at end of
   period                                  $10.868          $12.211                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.169           $1.188           $1.183
  Accumulation Unit Value at end of
   period                                   $1.132           $1.150           $1.169           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,088           20,184           34,628           55,276
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                   $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.806           $1.479           $1.163           $1.991
  Accumulation Unit Value at end of
   period                                   $1.717           $1.806           $1.479           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,383            4,009            4,443            4,631
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                  $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.208           $7.440           $5.115           $9.784
  Accumulation Unit Value at end of
   period                                   $8.955           $9.208           $7.440           $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              154              135               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                  $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.108           $0.832           $1.352
  Accumulation Unit Value at end of
   period                                   $1.485           $1.488           $1.108           $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,642            4,933            5,057            5,513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                  $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                   $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,562           20,835            3,505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                   $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,891              488                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.509                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                   $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,238            6,342            4,908
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-18

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.904           $0.650           $1.161
  Accumulation Unit Value at end of
   period                                   $0.994           $1.021           $0.904           $0.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,605            5,471            6,729            6,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                  $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.522           $1.346           $1.481
  Accumulation Unit Value at end of
   period                                   $1.694           $1.610           $1.522           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               53,679           62,239           67,947           67,813
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                  $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.125           $1.106           $1.132
  Accumulation Unit Value at end of
   period                                   $1.185           $1.148           $1.125           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,060           36,450           42,229           48,393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                  $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.134           $0.927           $1.429
  Accumulation Unit Value at end of
   period                                   $1.234           $1.279           $1.134           $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,580           15,165            9,582           11,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                  $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.728          $12.942          $10.246          $16.226
  Accumulation Unit Value at end of
   period                                  $14.182          $14.728          $12.942          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  862            1,043            1,202            1,339
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.777          $13.122          $10.499                -
  Accumulation Unit Value at end of
   period                                  $14.080          $14.777          $13.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                   $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,952            7,222            4,752
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                   $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               72,604           52,356           23,472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                   $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               43,327           28,823           11,236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                   $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,778            3,227              651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                  $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,501            1,298              706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.347          $13.906          $11.391          $17.084
  Accumulation Unit Value at end of
   period                                  $14.754          $15.347          $13.906          $11.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  353              463              504              537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                  $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.000          $10.817           $7.902          $13.714
  Accumulation Unit Value at end of
   period                                  $12.893          $13.000          $10.817           $7.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              209              218              227
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                  $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.221          $11.967           $9.058          $11.167
  Accumulation Unit Value at end of
   period                                  $13.575          $13.221          $11.967           $9.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,033            1,010            1,065              865
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                  $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.611          $10.285           $8.473          $11.670
  Accumulation Unit Value at end of
   period                                  $11.443          $11.611          $10.285           $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              185              216              224
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                  $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.980          $10.672           $8.645          $12.790
  Accumulation Unit Value at end of
   period                                  $10.823          $11.980          $10.672           $8.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              229              219              210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.734          $12.364          $10.121                -
  Accumulation Unit Value at end of
   period                                  $12.278          $13.734          $12.364                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                  $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  539              322              124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                  $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              122               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                  $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              450              170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                  $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              189              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                  $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              158               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-20

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.692          $10.840           $8.748          $12.469
  Accumulation Unit Value at end of
   period                                  $11.924          $12.692          $10.840           $8.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  418              394              400              410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.763          $12.743          $10.392                -
  Accumulation Unit Value at end of
   period                                  $13.725          $14.763          $12.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.107           $8.751           $7.482          $11.965
  Accumulation Unit Value at end of
   period                                   $9.337          $10.107           $8.751           $7.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,346            2,773            3,175            3,583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                  $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.159           $9.463           $6.674          $12.486
  Accumulation Unit Value at end of
   period                                   $9.855          $10.159           $9.463           $6.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243            1,484            1,660            1,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                  $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.087           $8.088          $13.781
  Accumulation Unit Value at end of
   period                                  $11.353          $12.618          $11.087           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,677            3,183            3,528            3,972
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                  $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.420           $9.146           $7.264          $12.033
  Accumulation Unit Value at end of
   period                                  $10.217          $10.420           $9.146           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              221              248              310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                  $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                  $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              341              166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                  $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,648            2,319              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                  $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,525            1,093              483
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.930                -                -
  Accumulation Unit Value at end of
   period                                  $13.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,863                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                  $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  307              223              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.839           $9.781           $7.264          $11.912
  Accumulation Unit Value at end of
   period                                  $11.367          $11.839           $9.781           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,562            1,860            2,220            2,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                  $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.460           $7.563           $5.814          $11.637
  Accumulation Unit Value at end of
   period                                   $9.383           $9.460           $7.563           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              114              112              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.493          $13.325          $10.350                -
  Accumulation Unit Value at end of
   period                                  $16.188          $16.493          $13.325                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.461          $14.853           $9.719          $14.282
  Accumulation Unit Value at end of
   period                                  $15.679          $16.461          $14.853           $9.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  574              582              592              463
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                  $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.493          $13.085          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.530          $14.493          $13.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              106              108                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.935          $10.427                -
  Accumulation Unit Value at end of
   period                                  $14.065          $14.178          $12.935                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.185           $8.242          $14.136
  Accumulation Unit Value at end of
   period                                  $11.223          $11.103          $10.185           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               63               80              103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.634          $12.639          $10.336                -
  Accumulation Unit Value at end of
   period                                  $13.639          $13.634          $12.639                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                  $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,451            1,846              688
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                  $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               72               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                  $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  459              260              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                  $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  134               79               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-22

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.076           $9.818           $7.383          $11.256
  Accumulation Unit Value at end of
   period                                  $10.849          $11.076           $9.818           $7.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              223              205              211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                  $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.351          $10.089           $7.901          $13.104
  Accumulation Unit Value at end of
   period                                  $10.647          $11.351          $10.089           $7.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83              101              109              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.421          $12.953          $10.251                -
  Accumulation Unit Value at end of
   period                                  $13.385          $14.421          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.135           $7.517           $6.132          $11.122
  Accumulation Unit Value at end of
   period                                   $6.647           $8.135           $7.517           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,112            2,193            2,465            2,812
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                  $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.768           $6.423           $5.175           $9.747
  Accumulation Unit Value at end of
   period                                   $5.740           $6.768           $6.423           $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               15               15               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                  $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.068           $5.415           $4.208           $7.077
  Accumulation Unit Value at end of
   period                                   $5.971           $6.068           $5.415           $4.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,249            1,424            1,606            1,877
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.373          $12.962          $10.179                -
  Accumulation Unit Value at end of
   period                                  $13.996          $14.373          $12.962                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.529                -                -
  Accumulation Unit Value at end of
   period                                  $11.256                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                  $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              119               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.263                -                -
  Accumulation Unit Value at end of
   period                                  $11.122                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,643                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.863                -                -
  Accumulation Unit Value at end of
   period                                   $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                   $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  952              141               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.376          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.554          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               45                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.331          $10.719                -                -
  Accumulation Unit Value at end of
   period                                  $11.392          $12.331                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.156          $16.265          $12.572          $21.078
  Accumulation Unit Value at end of
   period                                  $18.889          $20.156          $16.265          $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  561              653              756              832
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                  $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.791           $5.715           $3.545           $5.724
  Accumulation Unit Value at end of
   period                                   $5.487           $6.791           $5.715           $3.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  307              247              233              135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.696          $16.750          $10.500                -
  Accumulation Unit Value at end of
   period                                  $15.748          $19.696          $16.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.709          $15.990           $9.556          $22.458
  Accumulation Unit Value at end of
   period                                  $15.046          $18.709          $15.990           $9.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              522              490              403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.466          $17.677          $10.675                -
  Accumulation Unit Value at end of
   period                                  $16.288          $20.466          $17.677                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.997          $12.295           $7.943          $15.183
  Accumulation Unit Value at end of
   period                                  $14.606          $15.997          $12.295           $7.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              310              306              307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                  $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                  $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  942              738              318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                   $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96               86               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.210                -                -
  Accumulation Unit Value at end of
   period                                  $22.458                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  502                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                  $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  321              158               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

                MINIMUM INITIAL
                    PREMIUM
                             NON-
            QUALIFIED      QUALIFIED
CONTRACT    CONTRACT       CONTRACT                      SALES CHARGE
----------------------------------------------------------------------------
ACCESS      $10,000         $2,000
CORE         $1,000         $1,000    Year          1      2      3      4
                                      CDSC(2)      7%     7%     7%     6%
OUTLOOK     $10,000         $2,000    Year          1      2      3      4
                                      CDSC(2)      7%     6%     5%     4%
PLUS        $10,000         $2,000    Year          1      2      3      4
                                      CDSC(2)      8%     8%     8%     8%


                                                  MORTALITY &                    MAXIMUM
                                                 EXPENSE RISK      PAYMENT      UP-FRONT
CONTRACT               SALES CHARGE                CHARGE(1)     ENHANCEMENT   COMMISSION
----------  ------------------------------------------------------------------------------
ACCESS       None                                    1.45%           No            2%
CORE           5       6      7     8+
              5%      4%     3%     0%               0.95%           No            7%
OUTLOOK       5+
              0%                                     1.40%           No           5.75%
PLUS           5       6      7      8     9+
              7%      6%     5%     4%     0%        1.40%         Yes(3)         6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment

APP A-2

--------------------------------------------------------------------------------

     Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges -- As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

                    APP A-3

--------------------------------------------------------------------------------

II. INVESTMENT OPTIONS(4) (STANDARD)

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
 Invesco Van Kampen V.I.     Above-average total return      Invesco Advisers, Inc.            X      X       X      X      X
  American Value Fund -      over a market cycle of three
  Series II (1)              to five years by investing in
                             common stocks and other equity
                             securities
 Invesco Van Kampen V.I.     Seeks capital growth and        Invesco Advisers, Inc.            X      X       X      X      X
  Comstock Fund - Series II  income through investments in
                             equity securities, including
                             common stocks, preferred
                             stocks and securities
                             convertible into common and
                             preferred stocks
 Invesco Van Kampen V.I.     Seeks to provide long-term      Invesco Advisers, Inc.            X      X       X      X      X
  Growth and Income Fund -   growth of capital and income
  Series II                  primarily through investments
                             in common stocks
ALLIANCEBERNSTEIN VARIABLE                                                                     X      X       X      X      X
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS       Maximize total return           AllianceBernstein, L.P.           X      X       X      X      X
  Balanced Wealth Strategy   consistent with Adviser's
  Portfolio - Class B        determination of reasonable
                             risk
 AllianceBernstein VPS       Seeks long-term growth of       AllianceBernstein, L.P.           X      X       X      X      X
  International Growth       capital
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       AllianceBernstein, L.P.           X      X       X      X      X
  International Value        capital
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       AllianceBernstein, L.P.           X      X       X      X      X
  Small/Mid Cap Value        capital
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       AllianceBernstein, L.P.           X      X       X      X      X
  Value Portfolio - Class B  capital
FIDELITY VARIABLE INSURANCE                                                                    X      X       X      X      X
PRODUCTS FUNDS
 Fidelity(R) VIP             Seeks long-term capital         Fidelity Management & Research    X      X       X      X      X
  Contrafund(R) Portfolio -  appreciation                    Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Dynamic     Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Capital Appreciation                                       Company
  Portfolio - Service Class                                  Sub-advised by FMR Co., Inc.
  2                                                          and other Fidelity affiliates

APP A-4

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP             Seeks reasonable income. Fund   Fidelity Management & Research    X      X       X      X      X
  Equity-Income Portfolio -  will also consider potential    Company
  Service Class 2            for capital appreciation        Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Growth      Seeks to achieve capital        Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  appreciation                    Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Mid Cap     Seeks long-term growth of       Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  capital                         Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Value       Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Strategies Portfolio -                                     Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
HARTFORD HLS SERIES FUND                                                                       X      X       X      X      X
II, INC.
 Hartford Growth             Seeks capital appreciation      HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -                                   Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Small/Mid Cap      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class    capital                         Sub-advised by Hartford
  IA                                                         Investment Management Company
 Hartford SmallCap Growth    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford U.S. Government    Seeks to maximize total return  HL Investment Advisors, LLC       X      X       X      X      X
  Securities HLS Fund -      while providing shareholders    Sub-advised by Wellington
  Class IA                   with a high level of current    Management Company, LLP
                             income consistent with prudent
                             investment risk
HARTFORD SERIES FUND, INC.                                                                     X      X       X      X      X
 Hartford Balanced HLS Fund  Seeks long-term total return    HL Investment Advisors, LLC       X      X       X      X      X
  - Class IA (2)                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Capital            Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Appreciation HLS Fund -                                    Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Disciplined        Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class                                    Sub-advised by Wellington
  IA                                                         Management Company, LLP

                    APP A-5

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and       Seeks a high level of current   HL Investment Advisors, LLC       X      X       X      X      X
  Growth HLS Fund - Class    income consistent with growth   Sub-advised by Wellington
  IA                         of capital                      Management Company, LLP
 Hartford Global Growth HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Research    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Growth HLS Fund -  Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford High Yield HLS     Seeks to provide high current   HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA            income, and long-term return    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Index HLS Fund -   Seeks to provide investment     HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   results which approximate the   Sub-advised by Hartford
                             price and yield performance of  Investment Management Company publicly traded common stocks
                             in the aggregate.
 Hartford International      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -   capital                         Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford MidCap Value HLS   Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA+           appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Money Market HLS   Maximum current income          HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA*           consistent with liquidity and   Sub-advised by Hartford
                             preservation of capital         Investment Management Company
 Hartford Small Company HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Stock HLS Fund -   Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Total Return Bond  Seeks a competitive total       HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        return, with income as a        Sub-advised by Wellington
                             secondary objective             Management Company, LLP
 Hartford Value HLS Fund -   Seeks long-term total return    HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP

APP A-6

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND,                                                                       X      X       X      X      X
INC.
 Lord Abbett Bond-Debenture  Seeks high current income and   Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       the opportunity for capital
                             appreciation to produce a high
                             total return
 Lord Abbett Capital         Seeks current income and        Lord, Abbett & Co. LLC            X      X       X      X      X
  Structure Portfolio -      capital appreciation
  Class VC
 Lord Abbett Classic Stock   Seeks growth of capital and     Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       growth of income consistent
                             with reasonable risk
 Lord Abbett Fundamental     Seeks long-term growth of       Lord, Abbett & Co. LLC            X      X       X      X      X
  Equity Portfolio - Class   capital and income without
  VC                         excessive fluctuations in
                             market value
 Lord Abbett Growth and      Seeks long-term growth of       Lord, Abbett & Co. LLC            X      X       X      X      X
  Income Portfolio - Class   capital and income without
  VC                         excessive fluctuations in
                             market value
OPPENHEIMER VARIABLE                                                                           X      X       X      X      X
ACCOUNT FUNDS
 Oppenheimer Capital         Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  Appreciation Fund/VA -     appreciation by investing in
  Service Shares             securities of well-known
                             established companies.
 Oppenheimer Global          Seeks long-term capital         OppenheimerFunds, Inc.            X      X       X      X      X
  Securities Fund/VA -       appreciation by investing a
  Service Shares             substantial portion of its
                             assets in securities of
                             foreign issuers, "growth-type"
                             companies, cyclical industries
                             and special situations that
                             are considered to have
                             appreciation possibilities
 Oppenheimer Main Street     Seeks a high total return       OppenheimerFunds, Inc.            X      X       X      X      X
  Fund(R)/VA - Service
  Shares
 Oppenheimer Main Street     Seeks capital appreciation      OppenheimerFunds, Inc.            X      X       X      X      X
  Small- & Mid-Cap
  Fund(R)/VA - Service
  Shares
 Oppenheimer Small- &        Seeks capital appreciation by   OppenheimerFunds, Inc.            X      X       X      X      X
  Mid-Cap Growth Fund/VA -   investing in "growth-type"
  Service Shares             companies
PUTNAM VARIABLE TRUST                                                                          X      X       X      X      X
 Putnam VT Diversified       As high a level of current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income as Putnam Management     LLC
                             believes is consistent with
                             preservation of capital
 Putnam VT Equity Income     Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB            income                          LLC

                    APP A-7

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT George Putnam     A balanced investment composed  Putnam Investment Management,     X      X       X      X      X
  Balanced Fund - Class IB   of a well diversified           LLC
                             portfolio of stocks and bonds
                             which produce both capital
                             growth and current income
 Putnam VT Global Asset      Long-term return consistent     Putnam Investment Management,     X      X       X      X      X
  Allocation Fund - Class    with preservation of capital    LLC Putnam Advisory Company,
  IB                                                         LLC
 Putnam VT Growth and        Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income                          LLC
 Putnam VT International     Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Equity Fund - Class IB                                     LLC Putnam Advisory Company,
                                                             LLC
 Putnam VT International     Capital growth. Current income  Putnam Investment Management,     X      X       X      X      X
  Value Fund - Class IB      is a secondary objective        LLC Putnam Advisory Company,
                                                             LLC
 Putnam VT Investors Fund -  Long-term growth of capital     Putnam Investment Management,     X      X       X      X      X
  Class IB                   and any increased income that   LLC
                             results from this growth
 Putnam VT Multi-Cap Growth  Long-term capital appreciation  Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT Small Cap Value   Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT Voyager Fund -    Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Class IB                                                   LLC
THE UNIVERSAL INSTITUTIONAL                                                                    X      X       X      X      X
FUNDS, INC.
 UIF Emerging Markets        Seeks long-term capital         Morgan Stanley Investment         X      X       X      X      X
  Equity Portfolio - Class   appreciation by investing       Management Inc.
  II                         primarily in growth-oriented    Sub-advised by Morgan Stanley
                             equity securities of issuers    Investment Management Company
                             in emerging market countries    and Morgan Stanley Investment
                                                             Management Limited
 UIF Mid Cap Growth          Seeks long-term capital growth  Morgan Stanley Investment         X      X       X      X      X
  Portfolio - Class II       by investing primarily in       Management Inc.
                             common stocks and other equity
                             securities

+     Closed to new and subsequent Premium Payments and transfers of Contract Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco Van Kampen V.I. U.S. Mid Cap Value Fund - Series II

(2)  Formerly Hartford Advisers HLS Fund - Class IA

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

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    B.  If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

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If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

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If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

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APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S
LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

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We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

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To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: Individual Markets Group
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of Director M Access variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                               DIRECTOR M ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:

The Hartford Wealth Management - Individual Annuities
PO Box 14293
Lexington, KY 40512-4293


Date of Prospectus: December 28, 2012
Date of Statement of Additional Information: December 28, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, and dated May 29, 2012 as to the effects of the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts as discussed in Note 1 and December 28, 2012 as to the subsequent events discussed in Note 21, relating to the consolidated financial statements of Hartford Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Hartford Life Insurance Company's change in its method of accounting and reporting for costs associated with acquiring or renewing insurance contracts as required by accounting guidance adopted retrospectively, for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, except for Note 7 as to which the date is December 28, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $1,692,912 2010: $1,972,746; and 2009: $1,636,348.

ADDITIONAL PAYMENTS

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American

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Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial
Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial

4

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Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC
Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period.

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The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.233          $10.354           $8.458          $12.320
  Accumulation Unit Value at end of
   period                                  $10.711          $11.233          $10.354           $8.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              665              701              745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.254           $8.393          $12.250
  Accumulation Unit Value at end of
   period                                  $10.566          $11.103          $10.254           $8.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.038          $10.205           $8.361          $12.215
  Accumulation Unit Value at end of
   period                                  $10.494          $11.038          $10.205           $8.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               50               51               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.910          $10.106           $8.297          $12.146
  Accumulation Unit Value at end of
   period                                  $10.351          $10.910          $10.106           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               14               21               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.910          $10.106           $8.297          $12.146
  Accumulation Unit Value at end of
   period                                  $10.351          $10.910          $10.106           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               14               21               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.752           $9.985           $8.218                -
  Accumulation Unit Value at end of
   period                                  $10.176          $10.752           $9.985                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               32               34                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.720           $9.961           $8.202          $12.043
  Accumulation Unit Value at end of
   period                                  $10.141          $10.720           $9.961           $8.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                  $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.008           $7.229           $5.279          $10.515
  Accumulation Unit Value at end of
   period                                   $6.613           $8.008           $7.229           $5.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              116              133               88

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                  $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              502              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.855          $10.616           $9.733
  Accumulation Unit Value at end of
   period                                  $12.250          $11.855          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                  $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               59               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.790          $10.589           $9.728
  Accumulation Unit Value at end of
   period                                  $12.146          $11.790          $10.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.790          $10.589           $9.728
  Accumulation Unit Value at end of
   period                                  $12.146          $11.790          $10.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.725          $10.563           $9.723
  Accumulation Unit Value at end of
   period                                  $12.043          $11.725          $10.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.364                -                -
  Accumulation Unit Value at end of
   period                                  $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                -                -

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
                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.955           $7.197           $5.265          $10.509
  Accumulation Unit Value at end of
   period                                   $6.557           $7.955           $7.197           $5.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.929           $7.180           $5.258          $10.506
  Accumulation Unit Value at end of
   period                                   $6.528           $7.929           $7.180           $5.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               17               43               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.877           $7.147           $5.245          $10.501
  Accumulation Unit Value at end of
   period                                   $6.473           $7.877           $7.147           $5.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.877           $7.147           $5.245          $10.501
  Accumulation Unit Value at end of
   period                                   $6.473           $7.877           $7.147           $5.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.813           $7.107           $5.228                -
  Accumulation Unit Value at end of
   period                                   $6.404           $7.813           $7.107                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.800           $7.099           $5.225          $10.492
  Accumulation Unit Value at end of
   period                                   $6.390           $7.800           $7.099           $5.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                  $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.489           $9.249           $6.998          $15.230
  Accumulation Unit Value at end of
   period                                   $7.519           $9.489           $9.249           $6.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,176            2,217            2,409            2,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.348           $6.200           $4.700          $10.250
  Accumulation Unit Value at end of
   period                                   $5.020           $6.348           $6.200           $4.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.324           $9.116           $6.918          $15.101
  Accumulation Unit Value at end of
   period                                   $7.367           $9.324           $9.116           $6.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              223              263              281
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.276           $6.149           $4.676          $10.226
  Accumulation Unit Value at end of
   period                                   $4.949           $6.276           $6.149           $4.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               28               30

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.361                -                -
  Accumulation Unit Value at end of
   period                                  $10.509                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.360                -                -
  Accumulation Unit Value at end of
   period                                  $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.357                -                -
  Accumulation Unit Value at end of
   period                                  $10.501                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.357                -                -
  Accumulation Unit Value at end of
   period                                  $10.501                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.352                -                -
  Accumulation Unit Value at end of
   period                                  $10.492                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.404                -                -
  Accumulation Unit Value at end of
   period                                  $15.230                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.381                -                -
  Accumulation Unit Value at end of
   period                                  $10.250                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.304                -                -
  Accumulation Unit Value at end of
   period                                  $15.101                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.378                -                -
  Accumulation Unit Value at end of
   period                                  $10.226                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                -                -

8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.276           $6.149           $4.676          $10.226
  Accumulation Unit Value at end of
   period                                   $4.949           $6.276           $6.149           $4.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               28               30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.082           $8.920           $6.800                -
  Accumulation Unit Value at end of
   period                                   $7.143           $9.082           $8.920                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              102              126                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.206           $6.098           $4.651          $10.203
  Accumulation Unit Value at end of
   period                                   $4.879           $6.206           $6.098           $4.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                9                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                  $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.060          $10.488           $7.474          $11.826
  Accumulation Unit Value at end of
   period                                  $11.738          $13.060          $10.488           $7.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  291              335              291              338
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.908          $10.387           $7.417          $11.759
  Accumulation Unit Value at end of
   period                                  $11.579          $12.908          $10.387           $7.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.833          $10.337           $7.388          $11.726
  Accumulation Unit Value at end of
   period                                  $11.500          $12.833          $10.337           $7.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               43               43               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.684          $10.237           $7.332          $11.659
  Accumulation Unit Value at end of
   period                                  $11.344          $12.684          $10.237           $7.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                4                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.684          $10.237           $7.332          $11.659
  Accumulation Unit Value at end of
   period                                  $11.344          $12.684          $10.237           $7.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                4                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.500          $10.114           $7.262                -
  Accumulation Unit Value at end of
   period                                  $11.151          $12.500          $10.114                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                6                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.378                -                -
  Accumulation Unit Value at end of
   period                                  $10.226                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.375                -                -
  Accumulation Unit Value at end of
   period                                  $10.203                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                  $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              292              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.524           $9.409
  Accumulation Unit Value at end of
   period                                  $11.759          $11.798          $10.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                  $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               47               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.733          $10.498           $9.404
  Accumulation Unit Value at end of
   period                                  $11.659          $11.733          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.733          $10.498           $9.404
  Accumulation Unit Value at end of
   period                                  $11.659          $11.733          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.464          $10.090           $7.248          $11.560
  Accumulation Unit Value at end of
   period                                  $11.113          $12.464          $10.090           $7.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                  $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.741           $7.976           $6.699          $11.546
  Accumulation Unit Value at end of
   period                                   $8.273           $8.741           $7.976           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,277            1,373            1,451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.639           $7.899           $6.648          $11.481
  Accumulation Unit Value at end of
   period                                   $8.161           $8.639           $7.899           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.589           $7.861           $6.622          $11.448
  Accumulation Unit Value at end of
   period                                   $8.105           $8.589           $7.861           $6.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99              110              121              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.489           $7.785           $6.572          $11.383
  Accumulation Unit Value at end of
   period                                   $7.995           $8.489           $7.785           $6.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                4               13               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.489           $7.785           $6.572          $11.383
  Accumulation Unit Value at end of
   period                                   $7.995           $8.489           $7.785           $6.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                4               13               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.366           $7.691           $6.509                -
  Accumulation Unit Value at end of
   period                                   $7.860           $8.366           $7.691                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               57               76                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.342           $7.673           $6.496          $11.287
  Accumulation Unit Value at end of
   period                                   $7.833           $8.342           $7.673           $6.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                  $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.669          $10.471           $9.399
  Accumulation Unit Value at end of
   period                                  $11.560          $11.669          $10.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                  $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,332            1,002              547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.203          $10.271           $9.622
  Accumulation Unit Value at end of
   period                                  $11.481          $12.203          $10.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                  $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               94               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.136          $10.245           $9.617
  Accumulation Unit Value at end of
   period                                  $11.383          $12.136          $10.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.136          $10.245           $9.617
  Accumulation Unit Value at end of
   period                                  $11.383          $12.136          $10.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.069          $10.220           $9.612
  Accumulation Unit Value at end of
   period                                  $11.287          $12.069          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

10

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.749           $8.067          $14.311
  Accumulation Unit Value at end of
   period                                  $11.822          $12.363          $10.749           $8.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,825            5,593            6,261            6,975
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.220          $10.646           $8.005          $14.230
  Accumulation Unit Value at end of
   period                                  $11.661          $12.220          $10.646           $8.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               26               28               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.148          $10.594           $7.974          $14.189
  Accumulation Unit Value at end of
   period                                  $11.582          $12.148          $10.594           $7.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              526              603              691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.007          $10.492           $7.913          $14.109
  Accumulation Unit Value at end of
   period                                  $11.425          $12.007          $10.492           $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               37               46               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.007          $10.492           $7.913          $14.109
  Accumulation Unit Value at end of
   period                                  $11.425          $12.007          $10.492           $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               37               46               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.833          $10.366           $7.838                -
  Accumulation Unit Value at end of
   period                                  $11.231          $11.833          $10.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              169              182                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.799          $10.341           $7.823          $13.989
  Accumulation Unit Value at end of
   period                                  $11.192          $11.799          $10.341           $7.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                9                9                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                  $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.538           $7.357           $5.508           $9.547
  Accumulation Unit Value at end of
   period                                   $8.165           $8.538           $7.357           $5.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               59               13               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.482           $7.323           $5.494           $9.542
  Accumulation Unit Value at end of
   period                                   $8.096           $8.482           $7.323           $5.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.454           $7.306           $5.487           $9.539
  Accumulation Unit Value at end of
   period                                   $8.061           $8.454           $7.306           $5.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                3                3

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                  $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,026            5,066            1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.357          $11.297           $9.558
  Accumulation Unit Value at end of
   period                                  $14.230          $12.357          $11.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               22               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                  $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              592              270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.289          $11.268           $9.553
  Accumulation Unit Value at end of
   period                                  $14.109          $12.289          $11.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               21                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.289          $11.268           $9.553
  Accumulation Unit Value at end of
   period                                  $14.109          $12.289          $11.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               21                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.222          $11.240           $9.548
  Accumulation Unit Value at end of
   period                                  $13.989          $12.222          $11.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.641                -                -
  Accumulation Unit Value at end of
   period                                   $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.638                -                -
  Accumulation Unit Value at end of
   period                                   $9.542                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.637                -                -
  Accumulation Unit Value at end of
   period                                   $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.399           $7.273           $5.473           $9.534
  Accumulation Unit Value at end of
   period                                   $7.992           $8.399           $7.273           $5.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.399           $7.273           $5.473           $9.534
  Accumulation Unit Value at end of
   period                                   $7.992           $8.399           $7.273           $5.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.330           $7.232           $5.455                -
  Accumulation Unit Value at end of
   period                                   $7.907           $8.330           $7.232                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.316           $7.223           $5.452           $9.526
  Accumulation Unit Value at end of
   period                                   $7.890           $8.316           $7.223           $5.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                  $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.903           $8.761           $6.857          $12.190
  Accumulation Unit Value at end of
   period                                   $9.804           $9.903           $8.761           $6.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,172            1,335            1,422            1,564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.788           $8.676           $6.805          $12.121
  Accumulation Unit Value at end of
   period                                   $9.671           $9.788           $8.676           $6.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                7               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.731           $8.634           $6.779          $12.087
  Accumulation Unit Value at end of
   period                                   $9.605           $9.731           $8.634           $6.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137              168              178              178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.618           $8.551           $6.727          $12.019
  Accumulation Unit Value at end of
   period                                   $9.475           $9.618           $8.551           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                9               16               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.618           $8.551           $6.727          $12.019
  Accumulation Unit Value at end of
   period                                   $9.475           $9.618           $8.551           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                9               16               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.478           $8.448           $6.662                -
  Accumulation Unit Value at end of
   period                                   $9.314           $9.478           $8.448                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               63               81                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.634                -                -
  Accumulation Unit Value at end of
   period                                   $9.534                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.634                -                -
  Accumulation Unit Value at end of
   period                                   $9.534                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.630                -                -
  Accumulation Unit Value at end of
   period                                   $9.526                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                  $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,521            1,203              635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.193          $10.356           $9.539
  Accumulation Unit Value at end of
   period                                  $12.121          $12.193          $10.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               15                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                  $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169              134               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.330           $9.534
  Accumulation Unit Value at end of
   period                                  $12.019          $12.126          $10.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.330           $9.534
  Accumulation Unit Value at end of
   period                                  $12.019          $12.126          $10.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.451           $8.428           $6.650          $11.917
  Accumulation Unit Value at end of
   period                                   $9.282           $9.451           $8.428           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                3                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.489          $12.953          $10.246                -
  Accumulation Unit Value at end of
   period                                  $14.195          $14.489          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.026           $9.050           $7.190          $13.873
  Accumulation Unit Value at end of
   period                                  $10.842          $11.026           $9.050           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              460              438              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.898           $8.963           $7.135          $13.794
  Accumulation Unit Value at end of
   period                                  $10.695          $10.898           $8.963           $7.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.835           $8.920           $7.108          $13.755
  Accumulation Unit Value at end of
   period                                  $10.622          $10.835           $8.920           $7.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               42               62               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.709           $8.834           $7.053          $13.677
  Accumulation Unit Value at end of
   period                                  $10.478          $10.709           $8.834           $7.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.709           $8.834           $7.053          $13.677
  Accumulation Unit Value at end of
   period                                  $10.478          $10.709           $8.834           $7.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.554           $8.727           $6.986                -
  Accumulation Unit Value at end of
   period                                  $10.300          $10.554           $8.727                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               14               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.523           $8.706           $6.972          $13.561
  Accumulation Unit Value at end of
   period                                  $10.265          $10.523           $8.706           $6.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                  $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.059          $10.304           $9.529
  Accumulation Unit Value at end of
   period                                  $11.917          $12.059          $10.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                  $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              362              122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.094          $10.604           $9.549
  Accumulation Unit Value at end of
   period                                  $13.794          $11.094          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                  $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               53               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.033          $10.578           $9.544
  Accumulation Unit Value at end of
   period                                  $13.677          $11.033          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.033          $10.578           $9.544
  Accumulation Unit Value at end of
   period                                  $13.677          $11.033          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.972          $10.551           $9.539
  Accumulation Unit Value at end of
   period                                  $13.561          $10.972          $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.471          $11.442           $8.324          $14.012
  Accumulation Unit Value at end of
   period                                  $12.689          $14.471          $11.442           $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,411            1,605            1,755            1,903
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.303          $11.332           $8.260          $13.933
  Accumulation Unit Value at end of
   period                                  $12.517          $14.303          $11.332           $8.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10               12               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.220          $11.277           $8.228          $13.893
  Accumulation Unit Value at end of
   period                                  $12.431          $14.220          $11.277           $8.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              190              241              272
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.055          $11.169           $8.165          $13.815
  Accumulation Unit Value at end of
   period                                  $12.263          $14.055          $11.169           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                8               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.055          $11.169           $8.165          $13.815
  Accumulation Unit Value at end of
   period                                  $12.263          $14.055          $11.169           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                8               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.851          $11.034           $8.087                -
  Accumulation Unit Value at end of
   period                                  $12.055          $13.851          $11.034                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               45               52                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.811          $11.008           $8.072          $13.698
  Accumulation Unit Value at end of
   period                                  $12.013          $13.811          $11.008           $8.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                  $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.326           $9.113           $5.896          $12.304
  Accumulation Unit Value at end of
   period                                  $10.133          $11.326           $9.113           $5.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              215              184              140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.194           $9.026           $5.851          $12.235
  Accumulation Unit Value at end of
   period                                   $9.995          $11.194           $9.026           $5.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.129           $8.982           $5.828          $12.200
  Accumulation Unit Value at end of
   period                                   $9.927          $11.129           $8.982           $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               31               23               12

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                  $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,950            1,539              590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.306          $11.152           $9.314
  Accumulation Unit Value at end of
   period                                  $13.933          $12.306          $11.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               21               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                  $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  319              294              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.238          $11.124           $9.309
  Accumulation Unit Value at end of
   period                                  $13.815          $12.238          $11.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               11                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.238          $11.124           $9.309
  Accumulation Unit Value at end of
   period                                  $13.815          $12.238          $11.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               11                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.171          $11.096           $9.304
  Accumulation Unit Value at end of
   period                                  $13.698          $12.171          $11.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                  $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               80               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.820          $10.379           $8.949
  Accumulation Unit Value at end of
   period                                  $12.235          $11.820          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                  $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               11                2

14

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.000           $8.895           $5.783          $12.131
  Accumulation Unit Value at end of
   period                                   $9.792          $11.000           $8.895           $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                2                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.000           $8.895           $5.783          $12.131
  Accumulation Unit Value at end of
   period                                   $9.792          $11.000           $8.895           $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                2                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $8.788           $5.728                -
  Accumulation Unit Value at end of
   period                                   $9.626          $10.840           $8.788                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                4                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.808           $8.767           $5.717          $12.028
  Accumulation Unit Value at end of
   period                                   $9.593          $10.808           $8.767           $5.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                4                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                  $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.192           $1.081           $0.844           $1.255
  Accumulation Unit Value at end of
   period                                   $1.195           $1.192           $1.081           $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,070            5,733            5,233            5,880
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.169           $1.062           $0.830           $1.237
  Accumulation Unit Value at end of
   period                                   $1.169           $1.169           $1.062           $0.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               78               83              151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.965           $4.515           $3.534           $5.271
  Accumulation Unit Value at end of
   period                                   $4.960           $4.965           $4.515           $3.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              191              238              229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.139           $1.038           $0.814           $1.217
  Accumulation Unit Value at end of
   period                                   $1.136           $1.139           $1.038           $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              135              186              201
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.139           $1.038           $0.814           $1.217
  Accumulation Unit Value at end of
   period                                   $1.136           $1.139           $1.038           $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              135              186              201
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.033           $0.812                -
  Accumulation Unit Value at end of
   period                                   $1.125           $1.131           $1.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  165              182              252                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.755          $10.353           $8.944
  Accumulation Unit Value at end of
   period                                  $12.131          $11.755          $10.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.755          $10.353           $8.944
  Accumulation Unit Value at end of
   period                                  $12.131          $11.755          $10.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.327           $8.940
  Accumulation Unit Value at end of
   period                                  $12.028          $11.690          $10.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                   $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,918            5,373            2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.182           $1.088           $1.010
  Accumulation Unit Value at end of
   period                                   $1.237           $1.182           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              141               63
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                   $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              351              201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.166           $1.076           $1.001
  Accumulation Unit Value at end of
   period                                   $1.217           $1.166           $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              145               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.166           $1.076           $1.001
  Accumulation Unit Value at end of
   period                                   $1.217           $1.166           $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              145               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.031           $0.811           $1.216
  Accumulation Unit Value at end of
   period                                   $1.121           $1.128           $1.031           $0.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               27               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                  $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.126          $10.582           $7.385           $7.517
  Accumulation Unit Value at end of
   period                                  $10.567          $12.126          $10.582           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825            1,023              830               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.072          $10.555           $7.381           $7.515
  Accumulation Unit Value at end of
   period                                  $10.499          $12.072          $10.555           $7.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.045          $10.542           $7.380           $7.514
  Accumulation Unit Value at end of
   period                                  $10.465          $12.045          $10.542           $7.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               62               69               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.991          $10.516           $7.376           $7.513
  Accumulation Unit Value at end of
   period                                  $10.397          $11.991          $10.516           $7.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               25               24                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.991          $10.516           $7.376           $7.513
  Accumulation Unit Value at end of
   period                                  $10.397          $11.991          $10.516           $7.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               25               24                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.923          $10.483           $7.371                -
  Accumulation Unit Value at end of
   period                                  $10.313          $11.923          $10.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               39               37                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.910          $10.476           $7.370           $7.510
  Accumulation Unit Value at end of
   period                                  $10.296          $11.910          $10.476           $7.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.082           $1.008
  Accumulation Unit Value at end of
   period                                   $1.216           $1.168           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               30               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

16

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.037           $0.839           $1.359
  Accumulation Unit Value at end of
   period                                   $1.157           $1.163           $1.037           $0.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,170           32,499           35,963           40,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.140           $1.018           $0.825           $1.341
  Accumulation Unit Value at end of
   period                                   $1.132           $1.140           $1.018           $0.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               15               15               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.236           $1.105           $0.897           $1.457
  Accumulation Unit Value at end of
   period                                   $1.226           $1.236           $1.105           $0.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,205            2,646            3,006            3,329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.111           $0.995           $0.809           $1.318
  Accumulation Unit Value at end of
   period                                   $1.100           $1.111           $0.995           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               18               22               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.111           $0.995           $0.809           $1.318
  Accumulation Unit Value at end of
   period                                   $1.100           $1.111           $0.995           $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               18               22               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.918           $0.748                -
  Accumulation Unit Value at end of
   period                                   $1.009           $1.022           $0.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,254            1,609            2,337                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.200           $1.078           $0.879           $1.437
  Accumulation Unit Value at end of
   period                                   $1.184           $1.200           $1.078           $0.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               25               29               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                  $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.495           $1.342           $1.095           $1.647
  Accumulation Unit Value at end of
   period                                   $1.490           $1.495           $1.342           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,734           39,536           43,603           46,999
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.465           $1.319           $1.077           $1.624
  Accumulation Unit Value at end of
   period                                   $1.458           $1.465           $1.319           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               16               16               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.591           $3.234           $2.645           $3.992
  Accumulation Unit Value at end of
   period                                   $3.568           $3.591           $3.234           $2.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,132            1,235            1,333            1,460

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                   $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,205           39,605           19,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.260           $1.142           $1.051
  Accumulation Unit Value at end of
   period                                   $1.341           $1.260           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               11               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                   $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,672            3,456            1,506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.243           $1.130           $1.042
  Accumulation Unit Value at end of
   period                                   $1.318           $1.243           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               23               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.243           $1.130           $1.042
  Accumulation Unit Value at end of
   period                                   $1.318           $1.243           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               23               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.359           $1.239           $1.145
  Accumulation Unit Value at end of
   period                                   $1.437           $1.359           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               11               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                   $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,575           32,724           12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.528           $1.294           $1.206
  Accumulation Unit Value at end of
   period                                   $1.624           $1.528           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                   $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,389              885              416

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.428           $1.289           $1.056           $1.598
  Accumulation Unit Value at end of
   period                                   $1.416           $1.428           $1.289           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              261              304              339
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.428           $1.289           $1.056           $1.598
  Accumulation Unit Value at end of
   period                                   $1.416           $1.428           $1.289           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              261              304              339
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.418           $1.283           $1.054                -
  Accumulation Unit Value at end of
   period                                   $1.403           $1.418           $1.283                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,072            1,218            1,362                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.414           $1.280           $1.052           $1.596
  Accumulation Unit Value at end of
   period                                   $1.398           $1.414           $1.280           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               19               17               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                  $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.571           $1.177           $2.518
  Accumulation Unit Value at end of
   period                                   $1.495           $1.765           $1.571           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              919            1,021            1,165
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.499           $7.578           $5.691          $12.195
  Accumulation Unit Value at end of
   period                                   $7.185           $8.499           $7.578           $5.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.731           $1.545           $1.162           $2.492
  Accumulation Unit Value at end of
   period                                   $1.462           $1.731           $1.545           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              114              118              117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.404           $7.515           $5.661          $12.167
  Accumulation Unit Value at end of
   period                                   $7.083           $8.404           $7.515           $5.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.404           $7.515           $5.661          $12.167
  Accumulation Unit Value at end of
   period                                   $7.083           $8.404           $7.515           $5.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.165           $1.044           $0.788                -
  Accumulation Unit Value at end of
   period                                   $0.979           $1.165           $1.044                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              126              125                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.508           $1.280           $1.196
  Accumulation Unit Value at end of
   period                                   $1.598           $1.508           $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              219               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.508           $1.280           $1.196
  Accumulation Unit Value at end of
   period                                   $1.598           $1.508           $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              219               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.511           $1.286           $1.204
  Accumulation Unit Value at end of
   period                                   $1.596           $1.511           $1.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               50               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.140                -                -
  Accumulation Unit Value at end of
   period                                   $2.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.380                -                -
  Accumulation Unit Value at end of
   period                                  $12.195                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.122                -                -
  Accumulation Unit Value at end of
   period                                   $2.492                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.377                -                -
  Accumulation Unit Value at end of
   period                                  $12.167                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.377                -                -
  Accumulation Unit Value at end of
   period                                  $12.167                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

18

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.310           $7.453           $5.631          $12.139
  Accumulation Unit Value at end of
   period                                   $6.982           $8.310           $7.453           $5.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                  $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                   $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               13               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.752           $8.563           $6.137          $10.474
  Accumulation Unit Value at end of
   period                                   $8.684           $9.752           $8.563           $6.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.724           $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                   $8.651           $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.669           $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                   $8.585           $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.669           $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                   $8.585           $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.601           $8.477           $6.109                -
  Accumulation Unit Value at end of
   period                                   $8.503           $9.601           $8.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.587           $8.469           $6.107          $10.463
  Accumulation Unit Value at end of
   period                                   $8.487           $9.587           $8.469           $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                  $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.374                -                -
  Accumulation Unit Value at end of
   period                                  $12.139                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.337           $1.139           $0.862           $1.506
  Accumulation Unit Value at end of
   period                                   $1.197           $1.337           $1.139           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,080            2,066            1,963            2,343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.314           $1.121           $0.851           $1.489
  Accumulation Unit Value at end of
   period                                   $1.175           $1.314           $1.121           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.114           $0.846           $1.482
  Accumulation Unit Value at end of
   period                                   $1.164           $1.304           $1.114           $0.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57              104              142              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.096           $0.834           $1.465
  Accumulation Unit Value at end of
   period                                   $1.141           $1.281           $1.096           $0.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               72               74               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.096           $0.834           $1.465
  Accumulation Unit Value at end of
   period                                   $1.141           $1.281           $1.096           $0.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               72               74               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.272           $1.091           $0.833                -
  Accumulation Unit Value at end of
   period                                   $1.130           $1.272           $1.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               23               25                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.266           $1.087           $0.830           $1.461
  Accumulation Unit Value at end of
   period                                   $1.125           $1.266           $1.087           $0.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               11               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                  $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.583           $1.369           $1.074           $2.009
  Accumulation Unit Value at end of
   period                                   $1.419           $1.583           $1.369           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,567            6,150            6,932            8,002
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.556           $1.348           $1.059           $1.986
  Accumulation Unit Value at end of
   period                                   $1.392           $1.556           $1.348           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -               41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.543           $1.339           $1.053           $1.977
  Accumulation Unit Value at end of
   period                                   $1.379           $1.543           $1.339           $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  814              912            1,216            1,541

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                   $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,300            1,822              922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.299           $1.265           $1.126
  Accumulation Unit Value at end of
   period                                   $1.489           $1.299           $1.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                   $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  145              351              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.251           $1.117
  Accumulation Unit Value at end of
   period                                   $1.465           $1.281           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               19               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.281           $1.251           $1.117
  Accumulation Unit Value at end of
   period                                   $1.465           $1.281           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               19               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.282           $1.256           $1.123
  Accumulation Unit Value at end of
   period                                   $1.461           $1.282           $1.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                   $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,340            5,076            2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.561           $1.419           $1.140
  Accumulation Unit Value at end of
   period                                   $1.986           $1.561           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               42                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                   $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,753            1,368              626

20

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.516           $1.318           $1.039           $1.953
  Accumulation Unit Value at end of
   period                                   $1.352           $1.516           $1.318           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143              169              196              284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.516           $1.318           $1.039           $1.953
  Accumulation Unit Value at end of
   period                                   $1.352           $1.516           $1.318           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143              169              196              284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.545           $1.346           $1.064                -
  Accumulation Unit Value at end of
   period                                   $1.375           $1.545           $1.346                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  392              409              481                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.499           $1.307           $1.033           $1.949
  Accumulation Unit Value at end of
   period                                   $1.333           $1.499           $1.307           $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  134              136              136              136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                  $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.733           $1.517           $1.025           $1.394
  Accumulation Unit Value at end of
   period                                   $1.785           $1.733           $1.517           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,041            6,666            8,196            5,077
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.699           $1.490           $1.009           $1.375
  Accumulation Unit Value at end of
   period                                   $1.746           $1.699           $1.490           $1.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.700           $1.493           $1.012           $1.380
  Accumulation Unit Value at end of
   period                                   $1.746           $1.700           $1.493           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,281            1,230              904              454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.656           $1.457           $0.989           $1.352
  Accumulation Unit Value at end of
   period                                   $1.697           $1.656           $1.457           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               23               10               26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.656           $1.457           $0.989           $1.352
  Accumulation Unit Value at end of
   period                                   $1.697           $1.656           $1.457           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               23               10               26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.645           $1.451           $0.987                -
  Accumulation Unit Value at end of
   period                                   $1.681           $1.645           $1.451                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202              233              326                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.539           $1.404           $1.130
  Accumulation Unit Value at end of
   period                                   $1.953           $1.539           $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              104               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.539           $1.404           $1.130
  Accumulation Unit Value at end of
   period                                   $1.953           $1.539           $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              104               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.540           $1.409           $1.136
  Accumulation Unit Value at end of
   period                                   $1.949           $1.540           $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123                -                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                   $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,005            2,833            1,148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.362           $1.248           $1.201
  Accumulation Unit Value at end of
   period                                   $1.375           $1.362           $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                   $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  353              309              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.344           $1.235           $1.191
  Accumulation Unit Value at end of
   period                                   $1.352           $1.344           $1.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               26               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.344           $1.235           $1.191
  Accumulation Unit Value at end of
   period                                   $1.352           $1.344           $1.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               26               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.651           $1.457           $0.992           $1.360
  Accumulation Unit Value at end of
   period                                   $1.687           $1.651           $1.457           $0.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                8                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                  $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.040           $0.921           $0.743           $1.201
  Accumulation Unit Value at end of
   period                                   $1.042           $1.040           $0.921           $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,181            1,085            1,215            1,399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.020           $0.905           $0.731           $1.184
  Accumulation Unit Value at end of
   period                                   $1.019           $1.020           $0.905           $0.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.597           $4.086           $3.303           $5.355
  Accumulation Unit Value at end of
   period                                   $4.590           $4.597           $4.086           $3.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               46               53               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.994           $0.885           $0.717           $1.165
  Accumulation Unit Value at end of
   period                                   $0.990           $0.994           $0.885           $0.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               18               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.994           $0.885           $0.717           $1.165
  Accumulation Unit Value at end of
   period                                   $0.990           $0.994           $0.885           $0.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               18               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.987           $0.881           $0.715                -
  Accumulation Unit Value at end of
   period                                   $0.981           $0.987           $0.881                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               53               62                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.984           $0.879           $0.714           $1.163
  Accumulation Unit Value at end of
   period                                   $0.977           $0.984           $0.879           $0.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.949          $12.491          $10.173                -
  Accumulation Unit Value at end of
   period                                  $13.824          $13.949          $12.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.356           $1.250           $1.207
  Accumulation Unit Value at end of
   period                                   $1.360           $1.356           $1.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                   $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,508            1,546              823
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.012           $0.944
  Accumulation Unit Value at end of
   period                                   $1.184           $1.147           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                   $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93               85               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.001           $0.936
  Accumulation Unit Value at end of
   period                                   $1.165           $1.131           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.001           $0.936
  Accumulation Unit Value at end of
   period                                   $1.165           $1.131           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.006           $0.942
  Accumulation Unit Value at end of
   period                                   $1.163           $1.133           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

22

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.480           $1.314           $1.001           $1.762
  Accumulation Unit Value at end of
   period                                   $1.252           $1.480           $1.314           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,137           13,112            9,622           11,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.230           $9.102           $6.948          $12.255
  Accumulation Unit Value at end of
   period                                   $8.639          $10.230           $9.102           $6.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.576           $2.294           $1.753           $3.095
  Accumulation Unit Value at end of
   period                                   $2.173           $2.576           $2.294           $1.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              802              559              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.116           $9.027           $6.911          $12.228
  Accumulation Unit Value at end of
   period                                   $8.517          $10.116           $9.027           $6.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.116           $9.027           $6.911          $12.228
  Accumulation Unit Value at end of
   period                                   $8.517          $10.116           $9.027           $6.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.404           $1.256           $0.964                -
  Accumulation Unit Value at end of
   period                                   $1.179           $1.404           $1.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              571              522                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.002           $8.953           $6.875          $12.200
  Accumulation Unit Value at end of
   period                                   $8.396          $10.002           $8.953           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                  $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.278          $10.268                -                -
  Accumulation Unit Value at end of
   period                                  $11.043          $12.278                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               38                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.265          $10.266                -                -
  Accumulation Unit Value at end of
   period                                  $11.010          $12.265                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.259          $10.265                -                -
  Accumulation Unit Value at end of
   period                                  $10.993          $12.259                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.496                -                -
  Accumulation Unit Value at end of
   period                                   $1.762                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,900                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.416                -                -
  Accumulation Unit Value at end of
   period                                  $12.255                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.632                -                -
  Accumulation Unit Value at end of
   period                                   $3.095                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  538                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.413                -                -
  Accumulation Unit Value at end of
   period                                  $12.228                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.413                -                -
  Accumulation Unit Value at end of
   period                                  $12.228                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.410                -                -
  Accumulation Unit Value at end of
   period                                  $12.200                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.246          $10.263                -                -
  Accumulation Unit Value at end of
   period                                  $10.960          $12.246                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.246          $10.263                -                -
  Accumulation Unit Value at end of
   period                                  $10.960          $12.246                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.230          $10.260                -                -
  Accumulation Unit Value at end of
   period                                  $10.918          $12.230                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.227          $10.260                -                -
  Accumulation Unit Value at end of
   period                                  $10.910          $12.227                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.211          $10.257                -                -
  Accumulation Unit Value at end of
   period                                  $10.868          $12.211                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.169           $1.188           $1.183
  Accumulation Unit Value at end of
   period                                   $1.132           $1.150           $1.169           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,987           14,616           21,560           29,900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.149           $1.169           $1.166
  Accumulation Unit Value at end of
   period                                   $1.107           $1.128           $1.149           $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.903           $1.941           $1.978           $1.975
  Accumulation Unit Value at end of
   period                                   $1.867           $1.903           $1.941           $1.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,033              995            1,216            2,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.099           $1.123           $1.147           $1.147
  Accumulation Unit Value at end of
   period                                   $1.076           $1.099           $1.123           $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               67              151              252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.099           $1.123           $1.147           $1.147
  Accumulation Unit Value at end of
   period                                   $1.076           $1.099           $1.123           $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               67              151              252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.014           $1.038                -
  Accumulation Unit Value at end of
   period                                   $0.966           $0.990           $1.014                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  565              834              856                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                   $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,293            9,348            1,335
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.132           $1.102           $1.092
  Accumulation Unit Value at end of
   period                                   $1.166           $1.132           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                   $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  930              406              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.090           $1.083
  Accumulation Unit Value at end of
   period                                   $1.147           $1.117           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  499              231                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.090           $1.083
  Accumulation Unit Value at end of
   period                                   $1.147           $1.117           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  499              231                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

24

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.986           $1.011           $1.035           $1.039
  Accumulation Unit Value at end of
   period                                   $0.963           $0.986           $1.011           $1.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                   $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.806           $1.479           $1.163           $1.991
  Accumulation Unit Value at end of
   period                                   $1.717           $1.806           $1.479           $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,032            2,082            2,363            2,378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.770           $1.453           $1.145           $1.963
  Accumulation Unit Value at end of
   period                                   $1.679           $1.770           $1.453           $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.494           $2.049           $1.616           $2.775
  Accumulation Unit Value at end of
   period                                   $2.364           $2.494           $2.049           $1.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              133              170              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.726           $1.420           $1.122           $1.931
  Accumulation Unit Value at end of
   period                                   $1.632           $1.726           $1.420           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               53              103              104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.726           $1.420           $1.122           $1.931
  Accumulation Unit Value at end of
   period                                   $1.632           $1.726           $1.420           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               53              103              104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.376           $1.135           $0.899                -
  Accumulation Unit Value at end of
   period                                   $1.298           $1.376           $1.135                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               69               61                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.131           $0.896           $1.546
  Accumulation Unit Value at end of
   period                                   $1.291           $1.369           $1.131           $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               16               15               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                  $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.014           $0.993           $0.988
  Accumulation Unit Value at end of
   period                                   $1.039           $1.014           $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143               17               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                   $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,427               96                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.751           $1.716                -
  Accumulation Unit Value at end of
   period                                   $1.963           $1.751                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                   $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.727           $1.696                -
  Accumulation Unit Value at end of
   period                                   $1.931           $1.727                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.727           $1.696                -
  Accumulation Unit Value at end of
   period                                   $1.931           $1.727                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.387           $1.365                -
  Accumulation Unit Value at end of
   period                                   $1.546           $1.387                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.208           $7.440           $5.115           $9.784
  Accumulation Unit Value at end of
   period                                   $8.955           $9.208           $7.440           $5.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               77               95               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.148           $7.406           $5.102           $9.779
  Accumulation Unit Value at end of
   period                                   $8.878           $9.148           $7.406           $5.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               11               11                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.118           $7.389           $5.095           $9.776
  Accumulation Unit Value at end of
   period                                   $8.840           $9.118           $7.389           $5.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               36               53                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.058           $7.355           $5.082           $9.770
  Accumulation Unit Value at end of
   period                                   $8.765           $9.058           $7.355           $5.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.058           $7.355           $5.082           $9.770
  Accumulation Unit Value at end of
   period                                   $8.765           $9.058           $7.355           $5.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.984           $7.313           $5.066                -
  Accumulation Unit Value at end of
   period                                   $8.671           $8.984           $7.313                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.970           $7.305           $5.063           $9.762
  Accumulation Unit Value at end of
   period                                   $8.653           $8.970           $7.305           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                  $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.108           $0.832           $1.352
  Accumulation Unit Value at end of
   period                                   $1.485           $1.488           $1.108           $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,225            4,551            4,631            5,417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.091           $0.821           $1.337
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.091           $0.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.452           $1.084           $0.816           $1.330
  Accumulation Unit Value at end of
   period                                   $1.444           $1.452           $1.084           $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  537              568              521              426

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.509                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.506                -                -
  Accumulation Unit Value at end of
   period                                   $9.779                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.505                -                -
  Accumulation Unit Value at end of
   period                                   $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.502                -                -
  Accumulation Unit Value at end of
   period                                   $9.770                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.502                -                -
  Accumulation Unit Value at end of
   period                                   $9.770                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.498                -                -
  Accumulation Unit Value at end of
   period                                   $9.762                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                   $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,917            5,311            2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.387           $1.322           $1.131
  Accumulation Unit Value at end of
   period                                   $1.337           $1.387           $1.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                   $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              565              314

26

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.426           $1.067           $0.805           $1.315
  Accumulation Unit Value at end of
   period                                   $1.415           $1.426           $1.067           $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               27               37               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.426           $1.067           $0.805           $1.315
  Accumulation Unit Value at end of
   period                                   $1.415           $1.426           $1.067           $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               27               37               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.090           $0.825                -
  Accumulation Unit Value at end of
   period                                   $1.439           $1.453           $1.090                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79              100              101                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.410           $1.058           $0.801           $1.311
  Accumulation Unit Value at end of
   period                                   $1.395           $1.410           $1.058           $0.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                  $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.904           $0.650           $1.161
  Accumulation Unit Value at end of
   period                                   $0.994           $1.021           $0.904           $0.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,462            3,728            4,237            5,119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.001           $0.888           $0.639           $1.145
  Accumulation Unit Value at end of
   period                                   $0.972           $1.001           $0.888           $0.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               21               21               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.858           $5.203           $3.748           $6.721
  Accumulation Unit Value at end of
   period                                   $5.682           $5.858           $5.203           $3.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              206              213              214
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $0.976           $0.869           $0.627           $1.127
  Accumulation Unit Value at end of
   period                                   $0.945           $0.976           $0.869           $0.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               39               43               74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.976           $0.869           $0.627           $1.127
  Accumulation Unit Value at end of
   period                                   $0.945           $0.976           $0.869           $0.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               39               43               74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.969           $0.865           $0.626                -
  Accumulation Unit Value at end of
   period                                   $0.936           $0.969           $0.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  136              128              126                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.368           $1.308           $1.121
  Accumulation Unit Value at end of
   period                                   $1.315           $1.368           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               28               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.368           $1.308           $1.121
  Accumulation Unit Value at end of
   period                                   $1.315           $1.368           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               28               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.369           $1.313           $1.128
  Accumulation Unit Value at end of
   period                                   $1.311           $1.369           $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                   $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,142            4,691            2,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.102           $0.979           $0.877
  Accumulation Unit Value at end of
   period                                   $1.145           $1.102           $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               21                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                   $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              201              115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.087           $0.969           $0.870
  Accumulation Unit Value at end of
   period                                   $1.127           $1.087           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               93               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.087           $0.969           $0.870
  Accumulation Unit Value at end of
   period                                   $1.127           $1.087           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               93               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.966           $0.863           $0.625           $1.125
  Accumulation Unit Value at end of
   period                                   $0.933           $0.966           $0.863           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                  $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.610           $1.522           $1.346           $1.481
  Accumulation Unit Value at end of
   period                                   $1.694           $1.610           $1.522           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,440           55,243           57,158           60,868
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.578           $1.495           $1.324           $1.460
  Accumulation Unit Value at end of
   period                                   $1.658           $1.578           $1.495           $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98              105              114              117
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.456           $3.278           $2.906           $3.208
  Accumulation Unit Value at end of
   period                                   $3.626           $3.456           $3.278           $2.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,704            2,135            2,162            2,187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.538           $1.462           $1.299           $1.436
  Accumulation Unit Value at end of
   period                                   $1.611           $1.538           $1.462           $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              211              296              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.538           $1.462           $1.299           $1.436
  Accumulation Unit Value at end of
   period                                   $1.611           $1.538           $1.462           $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              211              296              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.541           $1.372                -
  Accumulation Unit Value at end of
   period                                   $1.690           $1.618           $1.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,178            1,337            1,633                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.613           $1.537           $1.370           $1.520
  Accumulation Unit Value at end of
   period                                   $1.684           $1.613           $1.537           $1.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               23               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                  $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.089           $0.973           $0.876
  Accumulation Unit Value at end of
   period                                   $1.125           $1.089           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                   $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               65,381           48,893           22,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.421           $1.382           $1.379
  Accumulation Unit Value at end of
   period                                   $1.460           $1.421           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              106               73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                   $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,504            1,973            1,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.402           $1.367           $1.367
  Accumulation Unit Value at end of
   period                                   $1.436           $1.402           $1.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              214               53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.402           $1.367           $1.367
  Accumulation Unit Value at end of
   period                                   $1.436           $1.402           $1.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              214               53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.488           $1.455           $1.458
  Accumulation Unit Value at end of
   period                                   $1.520           $1.488           $1.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               36               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

28

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.125           $1.106           $1.132
  Accumulation Unit Value at end of
   period                                   $1.185           $1.148           $1.125           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,065           25,378           28,546           31,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.108           $1.092           $1.119
  Accumulation Unit Value at end of
   period                                   $1.162           $1.129           $1.108           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               30               28               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.100           $1.085           $1.114
  Accumulation Unit Value at end of
   period                                   $1.152           $1.120           $1.100           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,853            2,295            2,565            2,508
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.083           $1.070           $1.101
  Accumulation Unit Value at end of
   period                                   $1.129           $1.100           $1.083           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               85              148              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.083           $1.070           $1.101
  Accumulation Unit Value at end of
   period                                   $1.129           $1.100           $1.083           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               85              148              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.078           $1.068                -
  Accumulation Unit Value at end of
   period                                   $1.119           $1.092           $1.078                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,317            1,861            1,757                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.088           $1.074           $1.065           $1.098
  Accumulation Unit Value at end of
   period                                   $1.113           $1.088           $1.074           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                7                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                  $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.279           $1.134           $0.927           $1.429
  Accumulation Unit Value at end of
   period                                   $1.234           $1.279           $1.134           $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,352            8,158            4,647            5,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.115           $0.913           $1.410
  Accumulation Unit Value at end of
   period                                   $1.207           $1.255           $1.115           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.248           $1.110           $0.910           $1.406
  Accumulation Unit Value at end of
   period                                   $1.200           $1.248           $1.110           $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  968            1,093              398              433

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                   $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,217           22,472            9,846
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.070           $1.073
  Accumulation Unit Value at end of
   period                                   $1.119           $1.092           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               12               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                   $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,621            2,033              891
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.058           $1.063
  Accumulation Unit Value at end of
   period                                   $1.101           $1.077           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157               13               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.058           $1.063
  Accumulation Unit Value at end of
   period                                   $1.101           $1.077           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  157               13               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.062           $1.069
  Accumulation Unit Value at end of
   period                                   $1.098           $1.078           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               27               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                   $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,688            1,017              481
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.318           $1.102           $1.026
  Accumulation Unit Value at end of
   period                                   $1.410           $1.318           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                   $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  314              287              176

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.223           $1.090           $0.895           $1.386
  Accumulation Unit Value at end of
   period                                   $1.173           $1.223           $1.090           $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               90              152              172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.223           $1.090           $0.895           $1.386
  Accumulation Unit Value at end of
   period                                   $1.173           $1.223           $1.090           $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               90              152              172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.214           $1.085           $0.893                -
  Accumulation Unit Value at end of
   period                                   $1.162           $1.214           $1.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  291              366              227                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.212           $1.083           $0.893           $1.387
  Accumulation Unit Value at end of
   period                                   $1.160           $1.212           $1.083           $0.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  125              145               22               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                  $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.728          $12.942          $10.246          $16.226
  Accumulation Unit Value at end of
   period                                  $14.182          $14.728          $12.942          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  757              879              975            1,084
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.504          $12.770          $10.131          $16.075
  Accumulation Unit Value at end of
   period                                  $13.938          $14.504          $12.770          $10.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.393          $12.686          $10.074          $16.000
  Accumulation Unit Value at end of
   period                                  $13.818          $14.393          $12.686          $10.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               87              103              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.174          $12.517           $9.960          $15.852
  Accumulation Unit Value at end of
   period                                  $13.580          $14.174          $12.517           $9.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.174          $12.517           $9.960          $15.852
  Accumulation Unit Value at end of
   period                                  $13.580          $14.174          $12.517           $9.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.919          $12.323           $9.830                -
  Accumulation Unit Value at end of
   period                                  $13.302          $13.919          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               59               74                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.300           $1.090           $1.018
  Accumulation Unit Value at end of
   period                                   $1.386           $1.300           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               31               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.300           $1.090           $1.018
  Accumulation Unit Value at end of
   period                                   $1.386           $1.300           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               31               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.304           $1.097           $1.026
  Accumulation Unit Value at end of
   period                                   $1.387           $1.304           $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                  $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,008              562
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.766          $14.717          $13.994
  Accumulation Unit Value at end of
   period                                  $16.075          $16.766          $14.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                  $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              127               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.582          $14.600          $13.910
  Accumulation Unit Value at end of
   period                                  $15.852          $16.582          $14.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.582          $14.600          $13.910
  Accumulation Unit Value at end of
   period                                  $15.852          $16.582          $14.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

30

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.852          $12.269           $9.792          $15.631
  Accumulation Unit Value at end of
   period                                  $13.231          $13.852          $12.269           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.777          $13.122          $10.499                -
  Accumulation Unit Value at end of
   period                                  $14.080          $14.777          $13.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.347          $13.906          $11.391          $17.084
  Accumulation Unit Value at end of
   period                                  $14.754          $15.347          $13.906          $11.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              404              448              513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.045          $13.661          $11.212          $16.849
  Accumulation Unit Value at end of
   period                                  $14.435          $15.045          $13.661          $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.913          $13.554          $11.136          $16.751
  Accumulation Unit Value at end of
   period                                  $14.295          $14.913          $13.554          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               46               53               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.664          $13.355          $10.994          $16.571
  Accumulation Unit Value at end of
   period                                  $14.028          $14.664          $13.355          $10.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               14               15               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.664          $13.355          $10.994          $16.571
  Accumulation Unit Value at end of
   period                                  $14.028          $14.664          $13.355          $10.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               14               15               17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.400          $13.147          $10.850                -
  Accumulation Unit Value at end of
   period                                  $13.741          $14.400          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               28               31                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.331          $13.090          $10.809          $16.340
  Accumulation Unit Value at end of
   period                                  $13.668          $14.331          $13.090          $10.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                  $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.401          $14.484          $13.826
  Accumulation Unit Value at end of
   period                                  $15.631          $16.401          $14.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                  $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  513              388              158
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.741          $14.704          $13.468
  Accumulation Unit Value at end of
   period                                  $16.849          $16.741          $14.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                  $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               40               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.514          $14.549          $13.352
  Accumulation Unit Value at end of
   period                                  $16.571          $16.514          $14.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.514          $14.549          $13.352
  Accumulation Unit Value at end of
   period                                  $16.571          $16.514          $14.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17                4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.333          $14.433          $13.272
  Accumulation Unit Value at end of
   period                                  $16.340          $16.333          $14.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.000          $10.817           $7.902          $13.714
  Accumulation Unit Value at end of
   period                                  $12.893          $13.000          $10.817           $7.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              186              199              208
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.849          $10.713           $7.842          $13.637
  Accumulation Unit Value at end of
   period                                  $12.718          $12.849          $10.713           $7.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.774          $10.661           $7.812          $13.598
  Accumulation Unit Value at end of
   period                                  $12.631          $12.774          $10.661           $7.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               34               34               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.626          $10.558           $7.752          $13.521
  Accumulation Unit Value at end of
   period                                  $12.460          $12.626          $10.558           $7.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.626          $10.558           $7.752          $13.521
  Accumulation Unit Value at end of
   period                                  $12.460          $12.626          $10.558           $7.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.443          $10.431           $7.678                -
  Accumulation Unit Value at end of
   period                                  $12.248          $12.443          $10.431                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.407          $10.406           $7.663          $13.406
  Accumulation Unit Value at end of
   period                                  $12.207          $12.407          $10.406           $7.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                  $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.221          $11.967           $9.058          $11.167
  Accumulation Unit Value at end of
   period                                  $13.575          $13.221          $11.967           $9.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  761              750              775              826
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.068          $11.852           $8.989          $11.104
  Accumulation Unit Value at end of
   period                                  $13.390          $13.068          $11.852           $8.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10               10                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.992          $11.795           $8.955          $11.073
  Accumulation Unit Value at end of
   period                                  $13.299          $12.992          $11.795           $8.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              109              136              119

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                  $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              163               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.893          $10.888           $9.626
  Accumulation Unit Value at end of
   period                                  $13.637          $12.893          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                  $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.822          $10.861           $9.621
  Accumulation Unit Value at end of
   period                                  $13.521          $12.822          $10.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                4                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.822          $10.861           $9.621
  Accumulation Unit Value at end of
   period                                  $13.521          $12.822          $10.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                4                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.751          $10.834           $9.616
  Accumulation Unit Value at end of
   period                                  $13.406          $12.751          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                  $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  770              487              205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.652           $9.925           $9.557
  Accumulation Unit Value at end of
   period                                  $11.104          $10.652           $9.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                7                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                  $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113               42               18

32

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.841          $11.681           $8.886          $11.010
  Accumulation Unit Value at end of
   period                                  $13.119          $12.841          $11.681           $8.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               16               17               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.841          $11.681           $8.886          $11.010
  Accumulation Unit Value at end of
   period                                  $13.119          $12.841          $11.681           $8.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               16               17               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.655          $11.541           $8.801                -
  Accumulation Unit Value at end of
   period                                  $12.896          $12.655          $11.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               40               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.513           $8.784          $10.917
  Accumulation Unit Value at end of
   period                                  $12.852          $12.618          $11.513           $8.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                  $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.611          $10.285           $8.473          $11.670
  Accumulation Unit Value at end of
   period                                  $11.443          $11.611          $10.285           $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               71               91              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.476          $10.186           $8.408          $11.604
  Accumulation Unit Value at end of
   period                                  $11.287          $11.476          $10.186           $8.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                4               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.409          $10.137           $8.376          $11.571
  Accumulation Unit Value at end of
   period                                  $11.210          $11.409          $10.137           $8.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.277          $10.039           $8.311          $11.506
  Accumulation Unit Value at end of
   period                                  $11.058          $11.277          $10.039           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.277          $10.039           $8.311          $11.506
  Accumulation Unit Value at end of
   period                                  $11.058          $11.277          $10.039           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.113           $9.918           $8.232                -
  Accumulation Unit Value at end of
   period                                  $10.871          $11.113           $9.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               12               13                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.594           $9.901           $9.552
  Accumulation Unit Value at end of
   period                                  $11.010          $10.594           $9.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                7                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.594           $9.901           $9.552
  Accumulation Unit Value at end of
   period                                  $11.010          $10.594           $9.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                7                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.536           $9.876           $9.547
  Accumulation Unit Value at end of
   period                                  $10.917          $10.536           $9.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                  $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              101               67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.458          $10.189           $9.637
  Accumulation Unit Value at end of
   period                                  $11.604          $11.458          $10.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                  $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.395          $10.164           $9.633
  Accumulation Unit Value at end of
   period                                  $11.506          $11.395          $10.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.395          $10.164           $9.633
  Accumulation Unit Value at end of
   period                                  $11.506          $11.395          $10.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.081           $9.894           $8.216          $11.408
  Accumulation Unit Value at end of
   period                                  $10.834          $11.081           $9.894           $8.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                  $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.980          $10.672           $8.645          $12.790
  Accumulation Unit Value at end of
   period                                  $10.823          $11.980          $10.672           $8.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139              135              141              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.845          $10.573           $8.582          $12.722
  Accumulation Unit Value at end of
   period                                  $10.680          $11.845          $10.573           $8.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.778          $10.524           $8.550          $12.688
  Accumulation Unit Value at end of
   period                                  $10.609          $11.778          $10.524           $8.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               19               18               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.645          $10.426           $8.488          $12.621
  Accumulation Unit Value at end of
   period                                  $10.469          $11.645          $10.426           $8.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.645          $10.426           $8.488          $12.621
  Accumulation Unit Value at end of
   period                                  $10.469          $11.645          $10.426           $8.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.481          $10.305           $8.411                -
  Accumulation Unit Value at end of
   period                                  $10.296          $11.481          $10.305                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.449          $10.281           $8.395          $12.520
  Accumulation Unit Value at end of
   period                                  $10.261          $11.449          $10.281           $8.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.734          $12.364          $10.121                -
  Accumulation Unit Value at end of
   period                                  $12.278          $13.734          $12.364                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.333          $10.138           $9.628
  Accumulation Unit Value at end of
   period                                  $11.408          $11.333          $10.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT CLASSIC STOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                  $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               43               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.709          $10.564          $10.000
  Accumulation Unit Value at end of
   period                                  $12.722          $11.709          $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                  $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                5                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.543          $10.000
  Accumulation Unit Value at end of
   period                                  $12.621          $11.651          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.543          $10.000
  Accumulation Unit Value at end of
   period                                  $12.621          $11.651          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.593          $10.522          $10.000
  Accumulation Unit Value at end of
   period                                  $12.520          $11.593          $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

34

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.692          $10.840           $8.748          $12.469
  Accumulation Unit Value at end of
   period                                  $11.924          $12.692          $10.840           $8.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  122              132              157              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.545          $10.736           $8.681          $12.398
  Accumulation Unit Value at end of
   period                                  $11.762          $12.545          $10.736           $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               10               10                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.472          $10.684           $8.648          $12.363
  Accumulation Unit Value at end of
   period                                  $11.682          $12.472          $10.684           $8.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               33               44               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.327          $10.581           $8.582          $12.293
  Accumulation Unit Value at end of
   period                                  $11.523          $12.327          $10.581           $8.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.327          $10.581           $8.582          $12.293
  Accumulation Unit Value at end of
   period                                  $11.523          $12.327          $10.581           $8.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.148          $10.454           $8.500                -
  Accumulation Unit Value at end of
   period                                  $11.328          $12.148          $10.454                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               18               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.113          $10.429           $8.484          $12.189
  Accumulation Unit Value at end of
   period                                  $11.289          $12.113          $10.429           $8.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.763          $12.743          $10.392                -
  Accumulation Unit Value at end of
   period                                  $13.725          $14.763          $12.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.107           $8.751           $7.482          $11.965
  Accumulation Unit Value at end of
   period                                   $9.337          $10.107           $8.751           $7.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,893            2,207            2,460            2,707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.989           $8.667           $7.425          $11.897
  Accumulation Unit Value at end of
   period                                   $9.210           $9.989           $8.667           $7.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.931           $8.625           $7.397          $11.863
  Accumulation Unit Value at end of
   period                                   $9.147           $9.931           $8.625           $7.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              143              160              178

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                  $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              126               55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.834          $10.515           $9.504
  Accumulation Unit Value at end of
   period                                  $12.398          $11.834          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                  $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               18               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.769          $10.489           $9.499
  Accumulation Unit Value at end of
   period                                  $12.293          $11.769          $10.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.769          $10.489           $9.499
  Accumulation Unit Value at end of
   period                                  $12.293          $11.769          $10.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.704          $10.463           $9.494
  Accumulation Unit Value at end of
   period                                  $12.189          $11.704          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                  $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,045            1,864              559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.716          $10.177           $9.579
  Accumulation Unit Value at end of
   period                                  $11.897          $11.716          $10.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                  $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  183              135               20

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.816           $8.542           $7.340          $11.796
  Accumulation Unit Value at end of
   period                                   $9.023           $9.816           $8.542           $7.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10               12               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.816           $8.542           $7.340          $11.796
  Accumulation Unit Value at end of
   period                                   $9.023           $9.816           $8.542           $7.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10               12               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.673           $8.439           $7.270                -
  Accumulation Unit Value at end of
   period                                   $8.870           $9.673           $8.439                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               65               68                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.645           $8.419           $7.256          $11.696
  Accumulation Unit Value at end of
   period                                   $8.840           $9.645           $8.419           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                  $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.159           $9.463           $6.674          $12.486
  Accumulation Unit Value at end of
   period                                   $9.855          $10.159           $9.463           $6.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,100            1,167            1,277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.041           $9.372           $6.623          $12.415
  Accumulation Unit Value at end of
   period                                   $9.722          $10.041           $9.372           $6.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.983           $9.326           $6.597          $12.380
  Accumulation Unit Value at end of
   period                                   $9.655           $9.983           $9.326           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               79               93               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.867           $9.237           $6.547          $12.310
  Accumulation Unit Value at end of
   period                                   $9.524           $9.867           $9.237           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                7               19               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.867           $9.237           $6.547          $12.310
  Accumulation Unit Value at end of
   period                                   $9.524           $9.867           $9.237           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                7               19               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.724           $9.126           $6.484                -
  Accumulation Unit Value at end of
   period                                   $9.363           $9.724           $9.126                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               49               52                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.652          $10.151           $9.574
  Accumulation Unit Value at end of
   period                                  $11.796          $11.652          $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               11                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.652          $10.151           $9.574
  Accumulation Unit Value at end of
   period                                  $11.796          $11.652          $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               11                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.588          $10.126           $9.569
  Accumulation Unit Value at end of
   period                                  $11.696          $11.588          $10.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                  $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,156              858              412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.108          $10.508           $9.692
  Accumulation Unit Value at end of
   period                                  $12.415          $11.108          $10.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                  $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               54               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.047          $10.482           $9.687
  Accumulation Unit Value at end of
   period                                  $12.310          $11.047          $10.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.047          $10.482           $9.687
  Accumulation Unit Value at end of
   period                                  $12.310          $11.047          $10.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

36

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.695           $9.104           $6.472          $12.206
  Accumulation Unit Value at end of
   period                                   $9.331           $9.695           $9.104           $6.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                  $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.618          $11.087           $8.088          $13.781
  Accumulation Unit Value at end of
   period                                  $11.353          $12.618          $11.087           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,234            2,564            2,866            3,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.421           $8.295           $6.063          $10.352
  Accumulation Unit Value at end of
   period                                   $8.460           $9.421           $8.295           $6.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.399          $10.928           $7.996          $13.664
  Accumulation Unit Value at end of
   period                                  $11.123          $12.399          $10.928           $7.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              254              280              291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.316           $8.226           $6.031          $10.328
  Accumulation Unit Value at end of
   period                                   $8.340           $9.316           $8.226           $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               14               16               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.316           $8.226           $6.031          $10.328
  Accumulation Unit Value at end of
   period                                   $8.340           $9.316           $8.226           $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               14               16               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.078          $10.692           $7.859                -
  Accumulation Unit Value at end of
   period                                  $10.786          $12.078          $10.692                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               86               92                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.211           $8.159           $6.000          $10.305
  Accumulation Unit Value at end of
   period                                   $8.222           $9.211           $8.159           $6.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                  $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.986          $10.455           $9.682
  Accumulation Unit Value at end of
   period                                  $12.206          $10.986          $10.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.930                -                -
  Accumulation Unit Value at end of
   period                                  $13.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,382                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.477                -                -
  Accumulation Unit Value at end of
   period                                  $10.352                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.840                -                -
  Accumulation Unit Value at end of
   period                                  $13.664                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.475                -                -
  Accumulation Unit Value at end of
   period                                  $10.328                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.475                -                -
  Accumulation Unit Value at end of
   period                                  $10.328                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.472                -                -
  Accumulation Unit Value at end of
   period                                  $10.305                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.420           $9.146           $7.264          $12.033
  Accumulation Unit Value at end of
   period                                  $10.217          $10.420           $9.146           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              127              136              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.299           $9.058           $7.209          $11.965
  Accumulation Unit Value at end of
   period                                  $10.079          $10.299           $9.058           $7.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.239           $9.014           $7.181          $11.931
  Accumulation Unit Value at end of
   period                                  $10.010          $10.239           $9.014           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               16               17               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.120           $8.927           $7.126          $11.864
  Accumulation Unit Value at end of
   period                                   $9.874          $10.120           $8.927           $7.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.120           $8.927           $7.126          $11.864
  Accumulation Unit Value at end of
   period                                   $9.874          $10.120           $8.927           $7.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.974           $8.820           $7.058                -
  Accumulation Unit Value at end of
   period                                   $9.707           $9.974           $8.820                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               40               43                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.945           $8.799           $7.045          $11.763
  Accumulation Unit Value at end of
   period                                   $9.673           $9.945           $8.799           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                  $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.839           $9.781           $7.264          $11.912
  Accumulation Unit Value at end of
   period                                  $11.367          $11.839           $9.781           $7.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005            1,150            1,314            1,433
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.701           $9.686           $7.208          $11.844
  Accumulation Unit Value at end of
   period                                  $11.213          $11.701           $9.686           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                8                8                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.633           $9.640           $7.181          $11.811
  Accumulation Unit Value at end of
   period                                  $11.137          $11.633           $9.640           $7.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               94              107              121

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                  $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               96               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.703          $10.388           $9.588
  Accumulation Unit Value at end of
   period                                  $11.965          $11.703          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                  $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               12                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.638          $10.362           $9.583
  Accumulation Unit Value at end of
   period                                  $11.864          $11.638          $10.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.638          $10.362           $9.583
  Accumulation Unit Value at end of
   period                                  $11.864          $11.638          $10.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.574          $10.336           $9.578
  Accumulation Unit Value at end of
   period                                  $11.763          $11.574          $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                  $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,501            1,107              430
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.236          $10.871           $9.296
  Accumulation Unit Value at end of
   period                                  $11.844          $12.236          $10.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                  $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              109               38

38

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.498           $9.547           $7.126          $11.744
  Accumulation Unit Value at end of
   period                                  $10.985          $11.498           $9.547           $7.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               11               18               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.498           $9.547           $7.126          $11.744
  Accumulation Unit Value at end of
   period                                  $10.985          $11.498           $9.547           $7.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               11               18               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.331           $9.432           $7.058                -
  Accumulation Unit Value at end of
   period                                  $10.799          $11.331           $9.432                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               55               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.298           $9.409           $7.044          $11.644
  Accumulation Unit Value at end of
   period                                  $10.762          $11.298           $9.409           $7.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                  $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.460           $7.563           $5.814          $11.637
  Accumulation Unit Value at end of
   period                                   $9.383           $9.460           $7.563           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119               98               81               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.351           $7.490           $5.769          $11.571
  Accumulation Unit Value at end of
   period                                   $9.256           $9.351           $7.490           $5.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.296           $7.454           $5.747          $11.539
  Accumulation Unit Value at end of
   period                                   $9.193           $9.296           $7.454           $5.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               11               12               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.188           $7.383           $5.703          $11.473
  Accumulation Unit Value at end of
   period                                   $9.068           $9.188           $7.383           $5.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.188           $7.383           $5.703          $11.473
  Accumulation Unit Value at end of
   period                                   $9.068           $9.188           $7.383           $5.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.055           $7.294           $5.649                -
  Accumulation Unit Value at end of
   period                                   $8.914           $9.055           $7.294                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                2                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.168          $10.843           $9.291
  Accumulation Unit Value at end of
   period                                  $11.744          $12.168          $10.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.168          $10.843           $9.291
  Accumulation Unit Value at end of
   period                                  $11.744          $12.168          $10.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.101          $10.816           $9.286
  Accumulation Unit Value at end of
   period                                  $11.644          $12.101          $10.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
OPPENHEIMER SMALL & MID-CAP GROWTH
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                  $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               63               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.116          $11.026           $9.479
  Accumulation Unit Value at end of
   period                                  $11.571          $11.116          $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                  $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               28               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.055          $10.998           $9.474
  Accumulation Unit Value at end of
   period                                  $11.473          $11.055          $10.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.055          $10.998           $9.474
  Accumulation Unit Value at end of
   period                                  $11.473          $11.055          $10.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.029           $7.276           $5.638          $11.376
  Accumulation Unit Value at end of
   period                                   $8.884           $9.029           $7.276           $5.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.493          $13.325          $10.350                -
  Accumulation Unit Value at end of
   period                                  $16.188          $16.493          $13.325                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.461          $14.853           $9.719          $14.282
  Accumulation Unit Value at end of
   period                                  $15.679          $16.461          $14.853           $9.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              632              625              586
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.138          $14.590           $9.567          $14.086
  Accumulation Unit Value at end of
   period                                  $15.340          $16.138          $14.590           $9.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                9                9                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.296          $18.368          $12.056          $17.769
  Accumulation Unit Value at end of
   period                                  $19.274          $20.296          $18.368          $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               96               55               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.679          $14.218           $9.350          $13.809
  Accumulation Unit Value at end of
   period                                  $14.859          $15.679          $14.218           $9.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.679          $14.218           $9.350          $13.809
  Accumulation Unit Value at end of
   period                                  $14.859          $15.679          $14.218           $9.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2                2                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.714          $14.285           $9.418                -
  Accumulation Unit Value at end of
   period                                  $14.855          $15.714          $14.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.659          $14.242           $9.395          $13.916
  Accumulation Unit Value at end of
   period                                  $14.796          $15.659          $14.242           $9.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                  $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.994          $10.971           $9.469
  Accumulation Unit Value at end of
   period                                  $11.376          $10.994          $10.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                  $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  611              378              143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.780          $13.206          $13.019
  Accumulation Unit Value at end of
   period                                  $14.086          $13.780          $13.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                  $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               34                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.549          $13.024          $12.865
  Accumulation Unit Value at end of
   period                                  $13.809          $13.549          $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.549          $13.024          $12.865
  Accumulation Unit Value at end of
   period                                  $13.809          $13.549          $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.696          $13.204          $13.069
  Accumulation Unit Value at end of
   period                                  $13.916          $13.696          $13.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

40

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.493          $13.085          $10.438                -
  Accumulation Unit Value at end of
   period                                  $14.530          $14.493          $13.085                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              101              105                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.433          $13.056          $10.435                -
  Accumulation Unit Value at end of
   period                                  $14.440          $14.433          $13.056                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.403          $13.042          $10.434                -
  Accumulation Unit Value at end of
   period                                  $14.396          $14.403          $13.042                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                9                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.342          $13.013          $10.432                -
  Accumulation Unit Value at end of
   period                                  $14.307          $14.342          $13.013                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.342          $13.013          $10.432                -
  Accumulation Unit Value at end of
   period                                  $14.307          $14.342          $13.013                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.267          $12.978          $10.430                -
  Accumulation Unit Value at end of
   period                                  $14.197          $14.267          $12.978                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.253          $12.971          $10.429                -
  Accumulation Unit Value at end of
   period                                  $14.175          $14.253          $12.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                3                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.935          $10.427                -
  Accumulation Unit Value at end of
   period                                  $14.065          $14.178          $12.935                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.103          $10.185           $8.242          $14.136
  Accumulation Unit Value at end of
   period                                  $11.223          $11.103          $10.185           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               84               98              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.885          $10.005           $8.113          $13.941
  Accumulation Unit Value at end of
   period                                  $10.981          $10.885          $10.005           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.142           $9.331           $7.574          $13.029
  Accumulation Unit Value at end of
   period                                  $10.221          $10.142           $9.331           $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                7                7

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                  $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               96               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.068          $12.804          $12.302
  Accumulation Unit Value at end of
   period                                  $13.941          $14.068          $12.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                  $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               15               12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.575           $9.749           $7.929          $13.667
  Accumulation Unit Value at end of
   period                                  $10.637          $10.575           $9.749           $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.575           $9.749           $7.929          $13.667
  Accumulation Unit Value at end of
   period                                  $10.637          $10.575           $9.749           $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.452           $8.735           $7.122                -
  Accumulation Unit Value at end of
   period                                   $9.483           $9.452           $8.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               10               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.419           $8.709           $7.105          $12.283
  Accumulation Unit Value at end of
   period                                   $9.445           $9.419           $8.709           $7.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.634          $12.639          $10.336                -
  Accumulation Unit Value at end of
   period                                  $13.639          $13.634          $12.639                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.076           $9.818           $7.383          $11.256
  Accumulation Unit Value at end of
   period                                  $10.849          $11.076           $9.818           $7.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              207              230              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.772           $8.679           $6.539           $9.990
  Accumulation Unit Value at end of
   period                                   $9.552           $9.772           $8.679           $6.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $35.335          $31.416          $23.693          $36.234
  Accumulation Unit Value at end of
   period                                  $34.508          $35.335          $31.416          $23.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                8                9               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.662           $8.608           $6.505           $9.968
  Accumulation Unit Value at end of
   period                                   $9.417           $9.662           $8.608           $6.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.662           $8.608           $6.505           $9.968
  Accumulation Unit Value at end of
   period                                   $9.417           $9.662           $8.608           $6.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.811           $9.655           $7.314                -
  Accumulation Unit Value at end of
   period                                  $10.510          $10.811           $9.655                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8               10                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.833          $12.628          $12.157
  Accumulation Unit Value at end of
   period                                  $13.667          $13.833          $12.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.833          $12.628          $12.157
  Accumulation Unit Value at end of
   period                                  $13.667          $13.833          $12.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.469          $11.417          $11.013
  Accumulation Unit Value at end of
   period                                  $12.283          $12.469          $11.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.529                -                -
  Accumulation Unit Value at end of
   period                                  $11.256                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.246                -                -
  Accumulation Unit Value at end of
   period                                   $9.990                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $37.187                -                -
  Accumulation Unit Value at end of
   period                                  $36.234                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.243                -                -
  Accumulation Unit Value at end of
   period                                   $9.968                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.243                -                -
  Accumulation Unit Value at end of
   period                                   $9.968                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

42

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.554           $8.537           $6.470           $9.945
  Accumulation Unit Value at end of
   period                                   $9.283           $9.554           $8.537           $6.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                  $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.351          $10.089           $7.901          $13.104
  Accumulation Unit Value at end of
   period                                  $10.647          $11.351          $10.089           $7.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               78               78              114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.128           $9.911           $7.777          $12.924
  Accumulation Unit Value at end of
   period                                  $10.417          $11.128           $9.911           $7.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $45.032          $40.146          $31.536          $52.457
  Accumulation Unit Value at end of
   period                                  $42.112          $45.032          $40.146          $31.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.811           $9.657           $7.601          $12.670
  Accumulation Unit Value at end of
   period                                  $10.090          $10.811           $9.657           $7.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.811           $9.657           $7.601          $12.670
  Accumulation Unit Value at end of
   period                                  $10.090          $10.811           $9.657           $7.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.439           $8.453           $6.670                -
  Accumulation Unit Value at end of
   period                                   $8.787           $9.439           $8.453                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                9               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.406           $8.427           $6.653          $11.122
  Accumulation Unit Value at end of
   period                                   $8.752           $9.406           $8.427           $6.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.421          $12.953          $10.251                -
  Accumulation Unit Value at end of
   period                                  $13.385          $14.421          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.240                -                -
  Accumulation Unit Value at end of
   period                                   $9.945                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                  $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140               93               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.011          $12.314          $11.473
  Accumulation Unit Value at end of
   period                                  $12.924          $14.011          $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                  $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.777          $12.144          $11.337
  Accumulation Unit Value at end of
   period                                  $12.670          $13.777          $12.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.777          $12.144          $11.337
  Accumulation Unit Value at end of
   period                                  $12.670          $13.777          $12.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.131          $10.725          $10.033
  Accumulation Unit Value at end of
   period                                  $11.122          $12.131          $10.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.135           $7.517           $6.132          $11.122
  Accumulation Unit Value at end of
   period                                   $6.647           $8.135           $7.517           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,437            1,487            1,638            1,955
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.502           $6.945           $5.677          $10.318
  Accumulation Unit Value at end of
   period                                   $6.117           $7.502           $6.945           $5.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.208          $16.874          $13.806          $25.117
  Accumulation Unit Value at end of
   period                                  $14.832          $18.208          $16.874          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56               62               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.418           $6.888           $5.647          $10.294
  Accumulation Unit Value at end of
   period                                   $6.030           $7.418           $6.888           $5.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               11               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.418           $6.888           $5.647          $10.294
  Accumulation Unit Value at end of
   period                                   $6.030           $7.418           $6.888           $5.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               11               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.503           $8.847           $7.271                -
  Accumulation Unit Value at end of
   period                                   $7.706           $9.503           $8.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               56               75                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.334           $6.831           $5.617          $10.271
  Accumulation Unit Value at end of
   period                                   $5.945           $7.334           $6.831           $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               15               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                  $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.768           $6.423           $5.175           $9.747
  Accumulation Unit Value at end of
   period                                   $5.740           $6.768           $6.423           $5.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               57               68               93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.724           $6.394           $5.162           $9.741
  Accumulation Unit Value at end of
   period                                   $5.691           $6.724           $6.394           $5.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.702           $6.380           $5.155           $9.739
  Accumulation Unit Value at end of
   period                                   $5.667           $6.702           $6.380           $5.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.263                -                -
  Accumulation Unit Value at end of
   period                                  $11.122                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,920                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.463                -                -
  Accumulation Unit Value at end of
   period                                  $10.318                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $25.487                -                -
  Accumulation Unit Value at end of
   period                                  $25.117                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.460                -                -
  Accumulation Unit Value at end of
   period                                  $10.294                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.460                -                -
  Accumulation Unit Value at end of
   period                                  $10.294                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.457                -                -
  Accumulation Unit Value at end of
   period                                  $10.271                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.863                -                -
  Accumulation Unit Value at end of
   period                                   $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.861                -                -
  Accumulation Unit Value at end of
   period                                   $9.741                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.859                -                -
  Accumulation Unit Value at end of
   period                                   $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

44

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.658           $6.351           $5.142           $9.733
  Accumulation Unit Value at end of
   period                                   $5.618           $6.658           $6.351           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.658           $6.351           $5.142           $9.733
  Accumulation Unit Value at end of
   period                                   $5.618           $6.658           $6.351           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.604           $6.314           $5.125                -
  Accumulation Unit Value at end of
   period                                   $5.559           $6.604           $6.314                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.593           $6.307           $5.122           $9.725
  Accumulation Unit Value at end of
   period                                   $5.547           $6.593           $6.307           $5.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                  $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.068           $5.415           $4.208           $7.077
  Accumulation Unit Value at end of
   period                                   $5.971           $6.068           $5.415           $4.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  663              764              867              984
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.948           $5.319           $4.142           $6.979
  Accumulation Unit Value at end of
   period                                   $5.842           $5.948           $5.319           $4.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.463           $7.575           $5.904           $9.960
  Accumulation Unit Value at end of
   period                                   $8.303           $8.463           $7.575           $5.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               47               53               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.779           $5.183           $4.048           $6.842
  Accumulation Unit Value at end of
   period                                   $5.659           $5.779           $5.183           $4.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                6               33               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.779           $5.183           $4.048           $6.842
  Accumulation Unit Value at end of
   period                                   $5.659           $5.779           $5.183           $4.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                6               33               36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.124           $5.506           $4.311                -
  Accumulation Unit Value at end of
   period                                   $5.981           $6.124           $5.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               28               32                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.856                -                -
  Accumulation Unit Value at end of
   period                                   $9.733                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.856                -                -
  Accumulation Unit Value at end of
   period                                   $9.733                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.852                -                -
  Accumulation Unit Value at end of
   period                                   $9.725                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                   $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  665              219               53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.497           $6.703           $5.954
  Accumulation Unit Value at end of
   period                                   $6.979           $7.497           $6.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                   $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.372           $6.611           $5.883
  Accumulation Unit Value at end of
   period                                   $6.842           $7.372           $6.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.372           $6.611           $5.883
  Accumulation Unit Value at end of
   period                                   $6.842           $7.372           $6.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.102           $5.489           $4.300           $7.290
  Accumulation Unit Value at end of
   period                                   $5.957           $6.102           $5.489           $4.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.373          $12.962          $10.179                -
  Accumulation Unit Value at end of
   period                                  $13.996          $14.373          $12.962                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.376          $10.727                -                -
  Accumulation Unit Value at end of
   period                                  $11.554          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               30                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.367          $10.725                -                -
  Accumulation Unit Value at end of
   period                                  $11.523          $12.367                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.363          $10.725                -                -
  Accumulation Unit Value at end of
   period                                  $11.508          $12.363                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.355          $10.723                -                -
  Accumulation Unit Value at end of
   period                                  $11.477          $12.355                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.355          $10.723                -                -
  Accumulation Unit Value at end of
   period                                  $11.477          $12.355                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.344          $10.721                -                -
  Accumulation Unit Value at end of
   period                                  $11.438          $12.344                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.342          $10.721                -                -
  Accumulation Unit Value at end of
   period                                  $11.431          $12.342                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.331          $10.719                -                -
  Accumulation Unit Value at end of
   period                                  $11.392          $12.331                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.878           $7.086           $6.319
  Accumulation Unit Value at end of
   period                                   $7.290           $7.878           $7.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

46

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.156          $16.265          $12.572          $21.078
  Accumulation Unit Value at end of
   period                                  $18.889          $20.156          $16.265          $12.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              604              659              729
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.760          $15.977          $12.374          $20.788
  Accumulation Unit Value at end of
   period                                  $18.481          $19.760          $15.977          $12.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.927          $16.937          $13.131          $22.081
  Accumulation Unit Value at end of
   period                                  $19.552          $20.927          $16.937          $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               38               45               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.198          $15.569          $12.094          $20.379
  Accumulation Unit Value at end of
   period                                  $17.901          $19.198          $15.569          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.198          $15.569          $12.094          $20.379
  Accumulation Unit Value at end of
   period                                  $17.901          $19.198          $15.569          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.027          $14.656          $11.414                -
  Accumulation Unit Value at end of
   period                                  $16.767          $18.027          $14.656                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               29               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.964          $14.613          $11.385          $19.242
  Accumulation Unit Value at end of
   period                                  $16.701          $17.964          $14.613          $11.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                  $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.791           $5.715           $3.545           $5.724
  Accumulation Unit Value at end of
   period                                   $5.487           $6.791           $5.715           $3.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              112              175               75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.657           $5.614           $3.489           $5.645
  Accumulation Unit Value at end of
   period                                   $5.369           $6.657           $5.614           $3.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $64.584          $54.517          $33.918          $54.928
  Accumulation Unit Value at end of
   period                                  $52.031          $64.584          $54.517          $33.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                4                2

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                  $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  798              605              217
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.262          $21.071          $18.513
  Accumulation Unit Value at end of
   period                                  $20.788          $24.262          $21.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                  $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               45               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $23.857          $20.781          $18.295
  Accumulation Unit Value at end of
   period                                  $20.379          $23.857          $20.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.857          $20.781          $18.295
  Accumulation Unit Value at end of
   period                                  $20.379          $23.857          $20.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.593          $19.740          $17.413
  Accumulation Unit Value at end of
   period                                  $19.242          $22.593          $19.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                   $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               73              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.450           $5.265           $4.679
  Accumulation Unit Value at end of
   period                                   $5.645           $5.450           $5.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                  $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                7                5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.468           $5.471           $3.410           $5.534
  Accumulation Unit Value at end of
   period                                   $5.200           $6.468           $5.471           $3.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.468           $5.471           $3.410           $5.534
  Accumulation Unit Value at end of
   period                                   $5.200           $6.468           $5.471           $3.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.881           $6.683           $4.176                -
  Accumulation Unit Value at end of
   period                                   $6.321           $7.881           $6.683                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               19               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.854           $6.663           $4.166           $6.780
  Accumulation Unit Value at end of
   period                                   $6.295           $7.854           $6.663           $4.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.696          $16.750          $10.500                -
  Accumulation Unit Value at end of
   period                                  $15.748          $19.696          $16.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.709          $15.990           $9.556          $22.458
  Accumulation Unit Value at end of
   period                                  $15.046          $18.709          $15.990           $9.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              389              417              372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.244           $9.630           $5.766          $13.579
  Accumulation Unit Value at end of
   period                                   $9.025          $11.244           $9.630           $5.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.384          $15.760           $9.446          $22.268
  Accumulation Unit Value at end of
   period                                  $14.741          $18.384          $15.760           $9.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               50               55               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.118           $9.551           $5.736          $13.548
  Accumulation Unit Value at end of
   period                                   $8.897          $11.118           $9.551           $5.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                8                9                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.118           $9.551           $5.736          $13.548
  Accumulation Unit Value at end of
   period                                   $8.897          $11.118           $9.551           $5.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                8                9                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.908          $15.421           $9.284                -
  Accumulation Unit Value at end of
   period                                  $14.294          $17.908          $15.421                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               12               17                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.358           $5.193           $4.624
  Accumulation Unit Value at end of
   period                                   $5.534           $5.358           $5.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.358           $5.193           $4.624
  Accumulation Unit Value at end of
   period                                   $5.534           $5.358           $5.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.585           $6.400           $5.710
  Accumulation Unit Value at end of
   period                                   $6.780           $6.585           $6.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.210                -                -
  Accumulation Unit Value at end of
   period                                  $22.458                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.420                -                -
  Accumulation Unit Value at end of
   period                                  $13.579                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.098                -                -
  Accumulation Unit Value at end of
   period                                  $22.268                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.417                -                -
  Accumulation Unit Value at end of
   period                                  $13.548                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.417                -                -
  Accumulation Unit Value at end of
   period                                  $13.548                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

48

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.994           $9.472           $5.706          $13.518
  Accumulation Unit Value at end of
   period                                   $8.771          $10.994           $9.472           $5.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.466          $17.677          $10.675                -
  Accumulation Unit Value at end of
   period                                  $16.288          $20.466          $17.677                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.997          $12.295           $7.943          $15.183
  Accumulation Unit Value at end of
   period                                  $14.606          $15.997          $12.295           $7.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              203              196              229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.811          $12.177           $7.882          $15.098
  Accumulation Unit Value at end of
   period                                  $14.408          $15.811          $12.177           $7.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.719          $12.118           $7.852          $15.055
  Accumulation Unit Value at end of
   period                                  $14.310          $15.719          $12.118           $7.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               28               20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.537          $12.001           $7.792          $14.970
  Accumulation Unit Value at end of
   period                                  $14.115          $15.537          $12.001           $7.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                5                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.537          $12.001           $7.792          $14.970
  Accumulation Unit Value at end of
   period                                  $14.115          $15.537          $12.001           $7.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                5                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.312          $11.857           $7.717                -
  Accumulation Unit Value at end of
   period                                  $13.876          $15.312          $11.857                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.267          $11.829           $7.703          $14.843
  Accumulation Unit Value at end of
   period                                  $13.829          $15.267          $11.829           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                  $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.414                -                -
  Accumulation Unit Value at end of
   period                                  $13.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                  $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              171               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.543          $11.707           $9.490
  Accumulation Unit Value at end of
   period                                  $15.098          $12.543          $11.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                  $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                8                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.474          $11.678           $9.485
  Accumulation Unit Value at end of
   period                                  $14.970          $12.474          $11.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.474          $11.678           $9.485
  Accumulation Unit Value at end of
   period                                  $14.970          $12.474          $11.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.405          $11.649           $9.480
  Accumulation Unit Value at end of
   period                                  $14.843          $12.405          $11.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012, except for Note 7 as to which the date is December 28, 2012

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,475,857                  6,787,671
                                      =============             ==============
  Cost                                  $42,490,599               $142,110,775
                                      =============             ==============
  Market value                          $37,539,255                $77,379,447
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                        2,777                      3,441
 Other assets                                     2                         --
                                      -------------             --------------
 Total assets                            37,542,034                 77,382,888
                                      -------------             --------------
LIABILITIES:
 Due to Sponsor Company                       2,777                      3,441
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                         --
                                      -------------             --------------
 Total liabilities                            2,777                      3,441
                                      -------------             --------------
NET ASSETS:
 For contract liabilities               $37,539,257                $77,379,447
                                      =============             ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,444,301                 10,182,260
 Minimum unit fair value #*              $10.141225                  $4.878644
 Maximum unit fair value #*              $13.087825                 $11.213821
 Contract liability                     $37,535,432                $77,378,685
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  345                        101
 Minimum unit fair value #*              $11.084054                  $7.545145
 Maximum unit fair value #*              $11.084054                  $7.545145
 Contract liability                          $3,825                       $762

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL            GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (E)(B)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       936,780              4,734,579                312,065                  24,930
                                   =============          =============           ============            ============
  Cost                               $16,541,703            $64,241,808             $6,031,100                $290,768
                                   =============          =============           ============            ============
  Market value                       $14,407,681            $43,936,891             $4,659,138                $308,891
 Due from Sponsor Company                     --                     --                     --                      --
 Receivable from fund shares
  sold                                    14,260                  1,979                    930                      37
 Other assets                                  1                     --                      1                      --
                                   -------------          -------------           ------------            ------------
 Total assets                         14,421,942             43,938,870              4,660,069                 308,928
                                   -------------          -------------           ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   14,260                  1,979                    930                      37
 Payable for fund shares
  purchased                                   --                     --                     --                      --
 Other liabilities                            --                      3                     --                      --
                                   -------------          -------------           ------------            ------------
 Total liabilities                        14,260                  1,982                    930                      37
                                   -------------          -------------           ------------            ------------
NET ASSETS:
 For contract liabilities            $14,407,682            $43,936,888             $4,659,139                $308,891
                                   =============          =============           ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,212,959              5,250,800                696,673                  29,353
 Minimum unit fair value #*           $11.113375              $7.832687              $6.403907              $10.490959
 Maximum unit fair value #*           $16.870049             $12.656804             $13.163837              $10.574332
 Contract liability                  $14,407,682            $43,936,389             $4,659,139                $308,891
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     60                     --                      --
 Minimum unit fair value #*                   --              $8.301578                     --                      --
 Maximum unit fair value #*                   --              $8.301578                     --                      --
 Contract liability                           --                   $499                     --                      --

                                  INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                      HIGH             INTERNATIONAL           DIVIDEND
                                   YIELD FUND           GROWTH FUND          GROWTH FUND
                               SUB-ACCOUNT (A)(C)       SUB-ACCOUNT       SUB-ACCOUNT (A)(D)
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     132,933                  147               526,415
                                   ===========          ===========          ============
  Cost                                $692,671               $3,365            $8,003,638
                                   ===========          ===========          ============
  Market value                        $669,986               $3,823            $7,388,440
 Due from Sponsor Company                   --                   --                    --
 Receivable from fund shares
  sold                                      70                   --                17,461
 Other assets                               --                   --                    --
                                   -----------          -----------          ------------
 Total assets                          670,056                3,823             7,405,901
                                   -----------          -----------          ------------
LIABILITIES:
 Due to Sponsor Company                     70                   --                17,461
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                   -----------          -----------          ------------
 Total liabilities                          70                   --                17,461
                                   -----------          -----------          ------------
NET ASSETS:
 For contract liabilities             $669,986               $3,823            $7,388,440
                                   ===========          ===========          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     68,991                  434               748,089
 Minimum unit fair value #*          $9.638218            $8.811351             $9.616628
 Maximum unit fair value #*          $9.737940            $8.811351             $9.712980
 Contract liability                   $669,986               $3,823            $7,257,400
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   --                13,517
 Minimum unit fair value #*                 --                   --             $9.677797
 Maximum unit fair value #*                 --                   --             $9.705289
 Contract liability                         --                   --              $131,040

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

(e)  Funded as of February 15, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        136,158                  280,083
                                     ============            =============
  Cost                                 $2,308,760              $14,309,312
                                     ============            =============
  Market value                         $2,626,490              $14,474,721
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                        256                    1,768
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                           2,626,746               14,476,489
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                       256                    1,768
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                            256                    1,768
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,626,490              $14,474,721
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            225,660                1,546,562
 Minimum unit fair value #*             $1.600797                $1.302357
 Maximum unit fair value #*            $15.180024               $15.158607
 Contract liability                    $2,626,490              $14,456,186
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    1,380
 Minimum unit fair value #*                    --               $13.431021
 Maximum unit fair value #*                    --               $13.431021
 Contract liability                            --                  $18,535

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS              STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND     CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (E)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        328,705                 352,203                  77,396                  101,778
                                    =============            ============            ============             ============
  Cost                                $10,830,202              $5,867,254              $1,142,786               $1,084,765
                                    =============            ============            ============             ============
  Market value                        $10,870,291              $5,339,389              $1,318,829                 $624,918
 Due from Sponsor Company                      --                      --                      --                       --
 Receivable from fund shares
  sold                                      2,955                   1,602                   2,731                       48
 Other assets                                  --                       1                      --                       --
                                    -------------            ------------            ------------             ------------
 Total assets                          10,873,246               5,340,992               1,321,560                  624,966
                                    -------------            ------------            ------------             ------------
LIABILITIES:
 Due to Sponsor Company                     2,955                   1,602                   2,731                       48
 Payable for fund shares
  purchased                                    --                      --                      --                       --
 Other liabilities                              2                      --                      --                       --
                                    -------------            ------------            ------------             ------------
 Total liabilities                          2,957                   1,602                   2,731                       48
                                    -------------            ------------            ------------             ------------
NET ASSETS:
 For contract liabilities             $10,870,289              $5,339,390              $1,318,829                 $624,918
                                    =============            ============            ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       922,393                 576,970                  92,371                  629,195
 Minimum unit fair value #*             $1.173261               $1.534576               $1.741965                $0.861678
 Maximum unit fair value #*            $13.662527              $14.056288              $17.841863                $1.274320
 Contract liability                   $10,845,246              $5,253,771              $1,305,848                 $624,918
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         2,046                   6,091                     728                       --
 Minimum unit fair value #*            $12.242827              $14.056288              $17.841863                       --
 Maximum unit fair value #*            $12.242827              $14.056288              $17.841863                       --
 Contract liability                       $25,043                 $85,619                 $12,981                       --

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (F)          SUB-ACCOUNT (G)         SUB-ACCOUNT (H)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       268,736                  716,389                 637,343
                                    ============            =============            ============
  Cost                                $4,208,154              $10,192,327              $6,425,478
                                    ============            =============            ============
  Market value                        $2,144,519              $11,003,734              $6,762,209
 Due from Sponsor Company                     --                       --                      --
 Receivable from fund shares
  sold                                       265                    1,581                     593
 Other assets                                 --                       --                     124
                                    ------------            -------------            ------------
 Total assets                          2,144,784               11,005,315               6,762,926
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      265                    1,581                     594
 Payable for fund shares
  purchased                                   --                       --                      --
 Other liabilities                            --                       --                      --
                                    ------------            -------------            ------------
 Total liabilities                           265                    1,581                     594
                                    ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $2,144,519              $11,003,734              $6,762,332
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    1,688,640                6,254,776               5,050,862
 Minimum unit fair value #*            $1.167147                $1.636125               $1.261774
 Maximum unit fair value #*           $12.111405               $16.063772               $1.352480
 Contract liability                   $2,144,519              $11,003,734              $6,712,427
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                  36,899
 Minimum unit fair value #*                   --                       --               $1.352480
 Maximum unit fair value #*                   --                       --               $1.352480
 Contract liability                           --                       --                 $49,905

(e)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(f)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(g) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                        OMEGA                EQUITY-INCOME
                                     GROWTH FUND               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,442                2,849,909
                                     ============            =============
  Cost                                   $188,366              $71,482,239
                                     ============            =============
  Market value                           $237,648              $52,466,826
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                         21                    6,005
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                             237,669               52,472,831
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        21                    6,005
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                             21                    6,005
                                     ------------            -------------
NET ASSETS:
 For contract liabilities                $237,648              $52,466,826
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            268,500                5,290,297
 Minimum unit fair value #*             $0.762365                $9.282099
 Maximum unit fair value #*            $11.702919               $14.416309
 Contract liability                      $237,648              $52,466,513
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       32
 Minimum unit fair value #*                    --                $9.837898
 Maximum unit fair value #*                    --                $9.837898
 Contract liability                            --                     $313

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP    FIDELITY VIP   FIDELITY VIP        FIDELITY VIP
                                  GROWTH      CONTRAFUND(R)      MID CAP        VALUE STRATEGIES
                                 PORTFOLIO      PORTFOLIO       PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   492,952      11,764,991      2,400,866            779,115
                               =============  ==============  =============       ============
  Cost                           $16,641,761    $367,849,369    $79,356,922         $8,317,103
                               =============  ==============  =============       ============
  Market value                   $18,007,554    $266,359,402    $68,616,764         $6,879,589
 Due from Sponsor Company                 --              --             --                 --
 Receivable from fund shares
  sold                                   132         102,494          8,648                750
 Other assets                             --              --             --                 --
                               -------------  --------------  -------------       ------------
 Total assets                     18,007,686     266,461,896     68,625,412          6,880,339
                               -------------  --------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                  132         102,494          8,648                750
 Payable for fund shares
  purchased                               --              --             --                 --
 Other liabilities                        --               4              2                  1
                               -------------  --------------  -------------       ------------
 Total liabilities                       132         102,498          8,650                751
                               -------------  --------------  -------------       ------------
NET ASSETS:
 For contract liabilities        $18,007,554    $266,359,398    $68,616,762         $6,879,588
                               =============  ==============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,639,596      22,199,632      5,348,640            672,411
 Minimum unit fair value #*       $10.299916      $11.192489      $9.450617          $9.593403
 Maximum unit fair value #*       $14.946016      $14.727057     $16.087812         $18.079437
 Contract liability              $18,007,243    $266,325,867    $68,615,565         $6,879,588
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       29           2,741             94                 --
 Minimum unit fair value #*       $10.879282      $12.233356     $12.732618                 --
 Maximum unit fair value #*       $10.879282      $12.233356     $12.732618                 --
 Contract liability                     $311         $33,531         $1,197                 --

                                    FIDELITY VIP                                      FRANKLIN
                                  DYNAMIC CAPITAL             FRANKLIN             SMALL-MID CAP
                                    APPRECIATION               INCOME                  GROWTH
                                     PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       110,209                   2,660                  93,248
                                    ============            ============            ============
  Cost                                  $809,234                 $37,123              $1,765,074
                                    ============            ============            ============
  Market value                          $890,492                 $38,675              $1,910,667
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        72                       2                     191
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                            890,564                  38,677               1,910,858
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       72                       2                     191
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            72                       2                     191
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $890,492                 $38,675              $1,910,667
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      107,897                   3,514                 241,648
 Minimum unit fair value #*            $7.907296              $11.006459               $1.239954
 Maximum unit fair value #*           $15.320443              $11.006459              $14.100493
 Contract liability                     $890,492                 $38,675              $1,910,667
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      SMALL CAP               STRATEGIC
                                        VALUE                   INCOME
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            136                 513,480
                                     ============            ============
  Cost                                     $1,641              $5,949,499
                                     ============            ============
  Market value                             $2,139              $6,444,171
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         --                     693
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                               2,139               6,444,864
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                     693
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                             --                     694
                                     ------------            ------------
NET ASSETS:
 For contract liabilities                  $2,139              $6,444,170
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                198                 390,017
 Minimum unit fair value #*            $10.715206               $1.819437
 Maximum unit fair value #*            $10.839361              $19.767850
 Contract liability                        $2,139              $6,368,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                   3,907
 Minimum unit fair value #*                    --              $18.815453
 Maximum unit fair value #*                    --              $19.767850
 Contract liability                            --                 $75,715

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING            TEMPLETON             TEMPLETON
                                  MUTUAL SHARES            MARKETS                GROWTH             GLOBAL BOND
                                 SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      359,508               125,000               154,459                   133
                                   ============          ============          ============          ============
  Cost                               $5,255,886            $1,055,255            $1,674,567                $2,208
                                   ============          ============          ============          ============
  Market value                       $5,529,444            $1,187,502            $1,561,871                $2,453
 Due from Sponsor Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                      577                   121                   153                    --
 Other assets                                --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total assets                         5,530,021             1,187,623             1,562,024                 2,453
                                   ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     577                   121                   153                    --
 Payable for fund shares
  purchased                                  --                    --                    --                    --
 Other liabilities                            1                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Total liabilities                          578                   121                   153                    --
                                   ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities            $5,529,443            $1,187,502            $1,561,871                $2,453
                                   ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     495,602                74,385               146,505                   192
 Minimum unit fair value #*           $1.265635             $2.646401             $8.065299            $12.803269
 Maximum unit fair value #*          $14.741569            $22.122585            $11.517065            $12.803269
 Contract liability                  $5,525,993            $1,181,025            $1,561,871                $2,453
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         234                   320                    --                    --
 Minimum unit fair value #*          $14.741569            $20.216961                    --                    --
 Maximum unit fair value #*          $14.741569            $20.216961                    --                    --
 Contract liability                      $3,450                $6,477                    --                    --

                                                     HARTFORD           HARTFORD
                                 HARTFORD             TOTAL              CAPITAL
                                 ADVISERS          RETURN BOND        APPRECIATION
                                 HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,437,066          31,418,497            941,387
                               =============      ==============      =============
  Cost                           $31,842,603        $359,418,606        $27,386,545
                               =============      ==============      =============
  Market value                   $27,792,113        $365,488,112        $35,016,640
 Due from Sponsor Company                 --                  --                 --
 Receivable from fund shares
  sold                                 5,510             213,650            111,483
 Other assets                              4                  49                 --
                               -------------      --------------      -------------
 Total assets                     27,797,627         365,701,811         35,128,123
                               -------------      --------------      -------------
LIABILITIES:
 Due to Sponsor Company                5,510             213,650            111,483
 Payable for fund shares
  purchased                               --                  --                 --
 Other liabilities                        --                  --                  2
                               -------------      --------------      -------------
 Total liabilities                     5,510             213,650            111,485
                               -------------      --------------      -------------
NET ASSETS:
 For contract liabilities        $27,792,117        $365,488,161        $35,016,638
                               =============      ==============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               19,107,296         183,331,981          3,289,904
 Minimum unit fair value #*        $1.121215           $1.610737          $8.542044
 Maximum unit fair value #*       $14.432394          $15.640080         $14.630444
 Contract liability              $27,792,117        $365,329,380        $35,016,638
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --              78,195                 --
 Minimum unit fair value #*               --           $1.825436                 --
 Maximum unit fair value #*               --           $3.747943                 --
 Contract liability                       --            $158,781                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND            HARTFORD
                                  AND GROWTH       GLOBAL RESEARCH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  12,156,705            108,944
                                ==============       ============
  Cost                            $274,869,981           $936,336
                                ==============       ============
  Market value                    $235,066,294           $982,526
 Due from Sponsor Company               13,152                 --
 Receivable from fund shares
  sold                                      --                197
 Other assets                               --                 --
                                --------------       ------------
 Total assets                      235,079,446            982,723
                                --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     --                197
 Payable for fund shares
  purchased                             13,152                 --
 Other liabilities                          85                 --
                                --------------       ------------
 Total liabilities                      13,237                197
                                --------------       ------------
NET ASSETS:
 For contract liabilities         $235,066,209           $982,526
                                ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     134,880,456            110,627
 Minimum unit fair value #*          $1.398089          $8.502933
 Maximum unit fair value #*         $13.845489         $14.606414
 Contract liability               $235,023,535           $982,526
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          17,162                 --
 Minimum unit fair value #*          $1.613034                 --
 Maximum unit fair value #*          $3.687588                 --
 Contract liability                    $42,674                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                HARTFORD
                                      HARTFORD          DISCIPLINED           HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY              GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       327,754           11,448,247             857,868           1,371,925
                                    ============       ==============       =============       =============
  Cost                                $6,266,721         $147,372,024         $10,577,907         $43,396,910
                                    ============       ==============       =============       =============
  Market value                        $4,407,424         $134,905,095          $9,369,157         $32,332,683
 Due from Sponsor Company                     --                4,159                  --                  --
 Receivable from fund shares
  sold                                    67,237                   --                 634               6,187
 Other assets                                 --                    5                  --                  --
                                    ------------       --------------       -------------       -------------
 Total assets                          4,474,661          134,909,259           9,369,791          32,338,870
                                    ------------       --------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                   67,237                   --                 634               6,187
 Payable for fund shares
  purchased                                   --                4,159                  --                  --
 Other liabilities                             2                   --                  --                   8
                                    ------------       --------------       -------------       -------------
 Total liabilities                        67,239                4,159                 634               6,195
                                    ------------       --------------       -------------       -------------
NET ASSETS:
 For contract liabilities             $4,407,422         $134,905,100          $9,369,157         $32,332,675
                                    ============       ==============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,353,441          114,688,712           7,696,443          21,543,458
 Minimum unit fair value #*            $0.979038            $1.009108           $1.125045           $1.332989
 Maximum unit fair value #*           $13.454016           $14.147970          $14.210438          $14.288128
 Contract liability                   $4,407,422         $134,901,947          $9,369,157         $32,332,675
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                2,489                  --                  --
 Minimum unit fair value #*                   --            $1.266709                  --                  --
 Maximum unit fair value #*                   --            $1.266709                  --                  --
 Contract liability                           --               $3,153                  --                  --

                                                                        HARTFORD
                                 HARTFORD            HARTFORD         INTERNATIONAL
                                HIGH YIELD            INDEX           OPPORTUNITIES
                                 HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 4,768,904            288,932           6,026,430
                               =============       ============       =============
  Cost                           $40,955,472         $8,992,722         $83,838,175
                               =============       ============       =============
  Market value                   $41,503,454         $7,570,251         $64,575,199
 Due from Sponsor Company            134,438                 --                  --
 Receivable from fund shares
  sold                                    --                752              20,985
 Other assets                             --                  4                  --
                               -------------       ------------       -------------
 Total assets                     41,637,892          7,571,007          64,596,184
                               -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                   --                752              20,985
 Payable for fund shares
  purchased                          134,438                 --                  --
 Other liabilities                         7                 --                  26
                               -------------       ------------       -------------
 Total liabilities                   134,445                752              21,011
                               -------------       ------------       -------------
NET ASSETS:
 For contract liabilities        $41,503,447         $7,570,255         $64,575,173
                               =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               22,482,613          5,551,982          46,839,584
 Minimum unit fair value #*        $1.681231          $0.980777           $1.179262
 Maximum unit fair value #*       $17.791714         $13.974161          $13.164198
 Contract liability              $41,492,695         $7,570,255         $64,574,625
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                    5,919                 --                 244
 Minimum unit fair value #*        $1.816307                 --           $2.245810
 Maximum unit fair value #*        $1.816307                 --           $2.245810
 Contract liability                  $10,752                 --                $548

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        473,143                 214,381
                                     ============            ============
  Cost                                 $3,423,560              $1,905,799
                                     ============            ============
  Market value                         $4,225,724              $2,023,334
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        476                   1,575
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           4,226,200               2,024,909
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       476                   1,575
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                            476                   1,576
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $4,225,724              $2,023,333
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            465,241                 182,754
 Minimum unit fair value #*             $8.671491              $10.909661
 Maximum unit fair value #*            $17.675162              $11.127602
 Contract liability                    $4,225,724              $2,023,333
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                    MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     68,772,763                1,175,437                  921,651             321,498
                                    =============            =============            =============       =============
  Cost                                $68,772,763              $22,518,425              $19,645,710         $15,829,781
                                    =============            =============            =============       =============
  Market value                        $68,772,763              $20,063,649              $19,974,705         $12,843,266
 Due from Sponsor Company                  94,956                       --                   82,051                  --
 Receivable from fund shares
  sold                                         --                    3,476                       --               3,049
 Other assets                                  37                        5                        5                  --
                                    -------------            -------------            -------------       -------------
 Total assets                          68,867,756               20,067,130               20,056,761          12,846,315
                                    -------------            -------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        --                    3,476                       --               3,049
 Payable for fund shares
  purchased                                94,956                       --                   82,051                  --
 Other liabilities                             --                       --                       --                   3
                                    -------------            -------------            -------------       -------------
 Total liabilities                         94,956                    3,476                   82,051               3,052
                                    -------------            -------------            -------------       -------------
NET ASSETS:
 For contract liabilities             $68,772,800              $20,063,654              $19,974,710         $12,843,263
                                    =============            =============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    54,307,632               11,438,230               12,807,639          10,212,543
 Minimum unit fair value #*             $0.962599                $1.291320                $1.395157           $0.935702
 Maximum unit fair value #*             $9.308994               $15.112746               $18.690742          $15.545410
 Contract liability                   $68,667,314              $20,063,654              $19,974,710         $12,843,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        86,471                       --                       --                  --
 Minimum unit fair value #*             $1.157377                       --                       --                  --
 Maximum unit fair value #*             $1.929104                       --                       --                  --
 Contract liability                      $105,486                       --                       --                  --

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD         AMERICAN FUNDS
                                      SECURITIES             VALUE               BOND
                                       HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      11,963,984           4,640,281              1,059
                                    ==============       =============       ============
  Cost                                $132,082,681         $54,503,181            $10,234
                                    ==============       =============       ============
  Market value                        $127,724,513         $48,117,098            $11,148
 Due from Sponsor Company                       --                  --                 --
 Receivable from fund shares
  sold                                      29,667              11,025                  1
 Other assets                                   --                  15                 --
                                    --------------       -------------       ------------
 Total assets                          127,754,180          48,128,138             11,149
                                    --------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                     29,667              11,025                  1
 Payable for fund shares
  purchased                                     --                  --                 --
 Other liabilities                              11                  --                 --
                                    --------------       -------------       ------------
 Total liabilities                          29,678              11,025                  1
                                    --------------       -------------       ------------
NET ASSETS:
 For contract liabilities             $127,724,502         $48,117,113            $11,148
                                    ==============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    105,653,343          38,172,208              1,021
 Minimum unit fair value #*              $1.113184           $1.159549         $10.914436
 Maximum unit fair value #*             $10.564379          $13.494953         $10.914436
 Contract liability                   $127,717,842         $48,109,343            $11,148
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          5,380               5,972                 --
 Minimum unit fair value #*              $1.190504           $1.301127                 --
 Maximum unit fair value #*              $1.243445           $1.301127                 --
 Contract liability                         $6,660              $7,770                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL          AMERICAN FUNDS
                                   CAPITALIZATION             GROWTH
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             7                    753
                                     ===========            ===========
  Cost                                       $68                 $5,349
                                     ===========            ===========
  Market value                               $58                 $6,736
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                        --                     --
 Other assets                                 --                     --
                                     -----------            -----------
 Total assets                                 58                  6,736
                                     -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       --                     --
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            --                     --
                                     -----------            -----------
 Total liabilities                            --                     --
                                     -----------            -----------
NET ASSETS:
 For contract liabilities                    $58                 $6,736
                                     ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                 8                    757
 Minimum unit fair value #*            $7.684986              $8.902363
 Maximum unit fair value #*            $7.684986              $8.902363
 Contract liability                          $58                 $6,736
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                     --
 Minimum unit fair value #*                   --                     --
 Maximum unit fair value #*                   --                     --
 Contract liability                           --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                  INTERNATIONAL            INCOME               DIVIDEND           HUNTINGTON VA
                                    HLS FUND            EQUITY FUND           CAPTURE FUND          GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         628               190,395               310,959               188,430
                                   ===========          ============          ============          ============
  Cost                                  $4,774            $2,239,145            $3,881,174            $1,753,255
                                   ===========          ============          ============          ============
  Market value                          $4,740            $1,717,361            $3,128,246            $1,424,532
 Due from Sponsor Company                   --                    --                    --                    --
 Receivable from fund shares
  sold                                      --                   136                 2,095                   219
 Other assets                               --                    --                     1                    --
                                   -----------          ------------          ------------          ------------
 Total assets                            4,740             1,717,497             3,130,342             1,424,751
                                   -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     --                   136                 2,095                   219
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                   -----------          ------------          ------------          ------------
 Total liabilities                          --                   136                 2,095                   219
                                   -----------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities               $4,740            $1,717,361            $3,128,247            $1,424,532
                                   ===========          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        617             1,423,895             1,809,440             1,632,036
 Minimum unit fair value #*          $7.685124             $1.101597             $1.460548             $0.698906
 Maximum unit fair value #*          $7.685124            $12.220996            $14.946610            $10.116236
 Contract liability                     $4,740            $1,717,361            $3,128,247            $1,424,532
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --                    --
 Minimum unit fair value #*                 --                    --                    --                    --
 Maximum unit fair value #*                 --                    --                    --                    --
 Contract liability                         --                    --                    --                    --

                                  HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                     MID CORP                NEW                 ROTATING
                                   AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      117,742               144,391                68,914
                                   ============          ============          ============
  Cost                               $1,949,429            $2,394,632              $973,260
                                   ============          ============          ============
  Market value                       $2,009,859            $1,594,074              $814,561
 Due from Sponsor Company                    --                    --                    --
 Receivable from fund shares
  sold                                      234                   949                   185
 Other assets                                --                    --                     1
                                   ------------          ------------          ------------
 Total assets                         2,010,093             1,595,023               814,747
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     234                   949                   185
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                     1                    --
                                   ------------          ------------          ------------
 Total liabilities                          234                   950                   185
                                   ------------          ------------          ------------
NET ASSETS:
 For contract liabilities            $2,009,859            $1,594,073              $814,562
                                   ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   1,137,530             1,274,275               555,050
 Minimum unit fair value #*           $1.556191             $1.095105             $1.326300
 Maximum unit fair value #*          $16.676321            $11.923302            $15.348077
 Contract liability                  $2,009,859            $1,594,073              $814,562
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                    --
 Minimum unit fair value #*                  --                    --                    --
 Maximum unit fair value #*                  --                    --                    --
 Contract liability                          --                    --                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA
                                    EQUITY FUND          MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       146,774                90,306
                                    ============          ============
  Cost                                $2,179,508            $1,032,976
                                    ============          ============
  Market value                        $1,853,756              $798,307
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                       244                    62
 Other assets                                 --                    --
                                    ------------          ------------
 Total assets                          1,854,000               798,369
                                    ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      244                    62
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------          ------------
 Total liabilities                           244                    62
                                    ------------          ------------
NET ASSETS:
 For contract liabilities             $1,853,756              $798,307
                                    ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           158,491               842,379
 Minimum unit fair value #*           $11.191268             $0.900260
 Maximum unit fair value #*           $11.913815             $0.966785
 Contract liability                   $1,853,756              $798,307
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                   --                    --
 Maximum unit fair value #*                   --                    --
 Contract liability                           --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                            LORD ABBETT       LORD ABBETT
                                     MORTGAGE           HUNTINGTON VA      FUNDAMENTAL         CAPITAL
                                 SECURITIES FUND          SITUS FUND       EQUITY FUND      STRUCTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      102,777               243,449           595,389           419,825
                                   ============          ============      ============      ============
  Cost                               $1,129,567            $3,455,069        $9,649,314        $6,066,269
                                   ============          ============      ============      ============
  Market value                       $1,218,939            $3,615,217        $9,681,031        $5,470,318
 Due from Sponsor Company                    --                    --                --                --
 Receivable from fund shares
  sold                                      165                 1,229             2,098            33,324
 Other assets                                --                    --                 1                --
                                   ------------          ------------      ------------      ------------
 Total assets                         1,219,104             3,616,446         9,683,130         5,503,642
                                   ------------          ------------      ------------      ------------
LIABILITIES:
 Due to Sponsor Company                     165                 1,229             2,098            33,324
 Payable for fund shares
  purchased                                  --                    --                --                --
 Other liabilities                           --                    --                --                --
                                   ------------          ------------      ------------      ------------
 Total liabilities                          165                 1,229             2,098            33,324
                                   ------------          ------------      ------------      ------------
NET ASSETS:
 For contract liabilities            $1,218,939            $3,615,217        $9,681,032        $5,470,318
                                   ============          ============      ============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     100,995             2,590,413           800,630           475,367
 Minimum unit fair value #*          $11.501474             $1.332085        $11.327610        $10.870684
 Maximum unit fair value #*          $12.244033             $1.430484        $14.243775        $13.836281
 Contract liability                  $1,218,939            $3,615,217        $9,681,032        $5,470,318
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                --                --
 Minimum unit fair value #*                  --                    --                --                --
 Maximum unit fair value #*                  --                    --                --                --
 Contract liability                          --                    --                --                --

                                    LORD ABBETT        LORD ABBETT         LORD ABBETT
                                  BOND-DEBENTURE        GROWTH AND           CLASSIC
                                       FUND            INCOME FUND          STOCK FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     4,034,160           4,103,886             488,235
                                   =============      ==============      ==============
  Cost                               $47,400,117        $118,550,152          $5,712,107
                                   =============      ==============      ==============
  Market value                       $46,957,621         $90,901,084          $5,473,114
 Due from Sponsor Company                     --                  --                  --
 Receivable from fund shares
  sold                                    17,220              25,497               1,400
 Other assets                                  1                   2                  --
                                   -------------      --------------      --------------
 Total assets                         46,974,842          90,926,583           5,474,514
                                   -------------      --------------      --------------
LIABILITIES:
 Due to Sponsor Company                   17,220              25,497               1,400
 Payable for fund shares
  purchased                                   --                  --                  --
 Other liabilities                            --                  --                   1
                                   -------------      --------------      --------------
 Total liabilities                        17,220              25,497               1,401
                                   -------------      --------------      --------------
NET ASSETS:
 For contract liabilities            $46,957,622         $90,901,086          $5,473,113
                                   =============      ==============      ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,422,691           9,574,343             500,256
 Minimum unit fair value #*           $12.852313           $8.839549          $10.261310
 Maximum unit fair value #*           $15.486550          $12.974098          $12.412091
 Contract liability                  $46,957,622         $90,866,662          $5,469,272
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --               3,563                 343
 Minimum unit fair value #*                   --           $9.661448          $11.190241
 Maximum unit fair value #*                   --           $9.661448          $11.190241
 Contract liability                           --             $34,424              $3,841

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    MFS(R) CORE            MFS(R)
                                    EQUITY FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,565               16,002
                                     =========            =========
  Cost                                $256,748             $469,795
                                     =========            =========
  Market value                        $223,290             $393,013
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                      19                   35
 Other assets                               --                   --
                                     ---------            ---------
 Total assets                          223,309              393,048
                                     ---------            ---------
LIABILITIES:
 Due to Sponsor Company                     19                   35
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                   --
                                     ---------            ---------
 Total liabilities                          19                   35
                                     ---------            ---------
NET ASSETS:
 For contract liabilities             $223,290             $393,013
                                     =========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          64,096               59,203
 Minimum unit fair value #*          $1.079719            $5.814098
 Maximum unit fair value #*          $9.222312            $9.604214
 Contract liability                   $223,290             $393,013
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                   --
 Minimum unit fair value #*                 --                   --
 Maximum unit fair value #*                 --                   --
 Contract liability                         --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS     MFS(R) TOTAL         MFS(R)
                                    STOCK FUND            TRUST FUND        RETURN FUND        VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      26,297                 33,165           314,247               553
                                    ==========            ===========        ==========        ==========
  Cost                                $310,901               $602,404        $5,946,380            $5,871
                                    ==========            ===========        ==========        ==========
  Market value                        $289,530               $643,731        $5,823,006            $6,937
 Due from Sponsor Company                   --                     --                --                --
 Receivable from fund shares
  sold                                      25                     65               608                --
 Other assets                               --                     --                --                --
                                    ----------            -----------        ----------        ----------
 Total assets                          289,555                643,796         5,823,614             6,937
                                    ----------            -----------        ----------        ----------
LIABILITIES:
 Due to Sponsor Company                     25                     65               608                --
 Payable for fund shares
  purchased                                 --                     --                --                --
 Other liabilities                           1                     --                 1                --
                                    ----------            -----------        ----------        ----------
 Total liabilities                          26                     65               609                --
                                    ----------            -----------        ----------        ----------
NET ASSETS:
 For contract liabilities             $289,529               $643,731        $5,823,005            $6,937
                                    ==========            ===========        ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     39,392                 85,174           431,317               723
 Minimum unit fair value #*          $6.260031              $1.166272         $1.298094         $9.592508
 Maximum unit fair value #*          $8.779192             $13.055771        $14.438572         $9.592508
 Contract liability                   $289,529               $643,731        $5,762,272            $6,937
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --             4,206                --
 Minimum unit fair value #*                 --                     --        $14.438572                --
 Maximum unit fair value #*                 --                     --        $14.438572                --
 Contract liability                         --                     --           $60,733                --

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF CORE PLUS          UIF EMERGING
                                    EQUITY AND            FIXED INCOME           MARKETS DEBT
                                    INCOME FUND             PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (I)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      275,350                528,354                 73,396
                                    ===========            ===========            ===========
  Cost                               $4,066,598             $5,825,715               $578,669
                                    ===========            ===========            ===========
  Market value                       $3,754,955             $5,383,928               $609,926
 Due from Sponsor Company                    --                     --                     --
 Receivable from fund shares
  sold                                   24,305                    518                     57
 Other assets                                --                     --                     --
                                    -----------            -----------            -----------
 Total assets                         3,779,260              5,384,446                609,983
                                    -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                  24,305                    518                     57
 Payable for fund shares
  purchased                                  --                     --                     --
 Other liabilities                           --                     --                      1
                                    -----------            -----------            -----------
 Total liabilities                       24,305                    518                     58
                                    -----------            -----------            -----------
NET ASSETS:
 For contract liabilities            $3,754,955             $5,383,928               $609,925
                                    ===========            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     344,950                414,775                 32,953
 Minimum unit fair value #*           $9.574651              $1.311877              $2.203209
 Maximum unit fair value #*          $15.020704             $15.387068             $27.940843
 Contract liability                  $3,696,339             $5,383,928               $609,925
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       6,122                     --                     --
 Minimum unit fair value #*           $9.574651                     --                     --
 Maximum unit fair value #*           $9.574651                     --                     --
 Contract liability                     $58,616                     --                     --

(i) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    UIF EMERGING       UIF MID CAP
                                   MARKETS EQUITY        GROWTH
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,791,239         1,001,975
                                     ===========       ===========
  Cost                               $32,020,439       $12,656,021
                                     ===========       ===========
  Market value                       $22,392,079       $11,141,959
 Due from Sponsor Company                     --                --
 Receivable from fund shares
  sold                                    26,022             4,671
 Other assets                                 --                --
                                     -----------       -----------
 Total assets                         22,418,101        11,146,630
                                     -----------       -----------
LIABILITIES:
 Due to Sponsor Company                   26,022             4,671
 Payable for fund shares
  purchased                                   --                --
 Other liabilities                            --                --
                                     -----------       -----------
 Total liabilities                        26,022             4,671
                                     -----------       -----------
NET ASSETS:
 For contract liabilities            $22,392,079       $11,141,959
                                     ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,464,089           752,772
 Minimum unit fair value #*            $8.771175        $13.876019
 Maximum unit fair value #*           $21.517337        $18.513387
 Contract liability                  $22,339,037       $11,141,959
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             2,775                --
 Minimum unit fair value #*           $15.097958                --
 Maximum unit fair value #*           $21.517337                --
 Contract liability                      $53,042                --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                  MORGAN STANLEY        MORGAN STANLEY
                                  VAN KAMPEN V.I.        MORGAN STANLEY          MULTI CAP              MID CAP
                                      MID CAP             FOCUS GROWTH             GROWTH                GROWTH
                                    VALUE FUND             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      850,276               309,183               112,472                66,732
                                    ===========            ==========            ==========            ==========
  Cost                              $14,660,636            $4,549,388            $1,487,697              $997,112
                                    ===========            ==========            ==========            ==========
  Market value                      $10,834,335            $6,511,102            $1,700,078            $2,180,534
 Due from Sponsor Company                    --                    --                    --                    --
 Receivable from fund shares
  sold                                    8,692                22,169                   158                   173
 Other assets                                 2                    --                     1                    --
                                    -----------            ----------            ----------            ----------
 Total assets                        10,843,029             6,533,271             1,700,237             2,180,707
                                    -----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                   8,692                22,169                   158                   173
 Payable for fund shares
  purchased                                  --                    --                    --                    --
 Other liabilities                           --                    --                    --                    --
                                    -----------            ----------            ----------            ----------
 Total liabilities                        8,692                22,169                   158                   173
                                    -----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $10,834,337            $6,511,102            $1,700,079            $2,180,534
                                    ===========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     793,588               323,584               205,779                85,387
 Minimum unit fair value #*           $1.501204             $1.268623             $4.624968             $1.898469
 Maximum unit fair value #*          $19.673321            $32.593755            $13.727159            $39.580983
 Contract liability                 $10,808,891            $6,433,796            $1,681,222            $2,157,510
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       1,753                 2,372                 1,374                   582
 Minimum unit fair value #*          $14.518601            $32.593755            $13.727159            $39.580983
 Maximum unit fair value #*          $14.518601            $32.593755            $13.727159            $39.580983
 Contract liability                     $25,446               $77,306               $18,857               $23,024


                                  MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY
                                 FLEXIBLE INCOME            GROWTH             MONEY MARKET
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     282,294                63,469             6,808,087
                                    ==========            ==========            ==========
  Cost                              $2,526,138              $831,057            $6,808,087
                                    ==========            ==========            ==========
  Market value                      $1,709,293            $1,423,617            $6,808,087
 Due from Sponsor Company                   --                    --                    --
 Receivable from fund shares
  sold                                     149                   119                   606
 Other assets                               --                     1                     1
                                    ----------            ----------            ----------
 Total assets                        1,709,442             1,423,737             6,808,694
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                    149                   119                   606
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                         149                   119                   606
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $1,709,293            $1,423,618            $6,808,088
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    177,041                96,238               681,113
 Minimum unit fair value #*          $1.419803             $1.331531             $1.042742
 Maximum unit fair value #*         $15.017927            $23.652660            $13.399340
 Contract liability                 $1,702,542            $1,413,482            $6,768,819
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        450                   429                 3,284
 Minimum unit fair value #*         $15.017927            $23.652660            $10.453608
 Maximum unit fair value #*         $15.017927            $23.652660            $13.399340
 Contract liability                     $6,751               $10,136               $39,269

(j) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(k) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   MORGAN STANLEY     INVESCO V.I. SELECT
                                       GLOBAL              DIMENSIONS
                                   INFRASTRUCTURE       EQUALLY WEIGHTED
                                     PORTFOLIO            S&P 500 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      108,901               409,034
                                     ==========            ==========
  Cost                               $1,615,227            $6,533,934
                                     ==========            ==========
  Market value                       $2,582,135            $7,452,257
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                   28,196                   699
 Other assets                                --                     1
                                     ----------            ----------
 Total assets                         2,610,331             7,452,957
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                  28,196                   699
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                       28,197                   699
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $2,582,134            $7,452,258
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          178,894               362,820
 Minimum unit fair value #*           $1.771790             $1.504281
 Maximum unit fair value #*          $35.231446            $36.553258
 Contract liability                  $2,560,602            $7,266,821
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              611                 7,752
 Minimum unit fair value #*          $35.231446            $15.938570
 Maximum unit fair value #*          $35.231446            $36.553258
 Contract liability                     $21,532              $185,437

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      MTB MANAGED
                                    UIF SMALL        UIF GLOBAL        ALLOCATION           OPPENHEIMER
                                  COMPANY GROWTH      FRANCHISE     FUND -- MODERATE      SMALL-& MID-CAP
                                    PORTFOLIO         PORTFOLIO        GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      15,934           29,167           276,826               114,048
                                    ==========       ==========        ==========            ==========
  Cost                                $245,204         $406,903        $2,910,458            $5,446,597
                                    ==========       ==========        ==========            ==========
  Market value                        $235,982         $460,262        $2,444,372            $5,227,964
 Due from Sponsor Company                   --               --                --                    --
 Receivable from fund shares
  sold                                      28               49               179                   700
 Other assets                               --               --                --                    --
                                    ----------       ----------        ----------            ----------
 Total assets                          236,010          460,311         2,444,551             5,228,664
                                    ----------       ----------        ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     28               49               179                   700
 Payable for fund shares
  purchased                                 --               --                --                    --
 Other liabilities                          --               --                 1                    --
                                    ----------       ----------        ----------            ----------
 Total liabilities                          28               49               180                   700
                                    ----------       ----------        ----------            ----------
NET ASSETS:
 For contract liabilities             $235,982         $460,262        $2,444,371            $5,227,964
                                    ==========       ==========        ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     18,253           22,841         2,247,804               548,416
 Minimum unit fair value #*         $12.190696       $19.044128         $1.013826             $8.883784
 Maximum unit fair value #*         $16.359515       $20.927961        $12.786208            $16.440261
 Contract liability                   $235,982         $460,262        $2,444,371            $5,227,964
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --               --                --                    --
 Minimum unit fair value #*                 --               --                --                    --
 Maximum unit fair value #*                 --               --                --                    --
 Contract liability                         --               --                --                    --

                               OPPENHEIMER
                                 CAPITAL          OPPENHEIMER            OPPENHEIMER
                               APPRECIATION    GLOBAL SECURITIES         MAIN STREET
                                 FUND/VA            FUND/VA               FUND(R)/VA
                               SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               1,008,516           5,022,615               357,181
                               ===========        ============            ==========
  Cost                         $40,470,802        $172,597,341            $8,072,672
                               ===========        ============            ==========
  Market value                 $39,735,534        $136,665,347            $7,332,939
 Due from Sponsor Company               --                  --                    --
 Receivable from fund shares
  sold                               5,587              24,328                 1,811
 Other assets                            1                  --                    --
                               -----------        ------------            ----------
 Total assets                   39,741,122         136,689,675             7,334,750
                               -----------        ------------            ----------
LIABILITIES:
 Due to Sponsor Company              5,587              24,328                 1,811
 Payable for fund shares
  purchased                             --                  --                    --
 Other liabilities                      --                   4                    --
                               -----------        ------------            ----------
 Total liabilities                   5,587              24,332                 1,811
                               -----------        ------------            ----------
NET ASSETS:
 For contract liabilities      $39,735,535        $136,665,343            $7,332,939
                               ===========        ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                              3,982,375          11,845,493               714,966
 Minimum unit fair value #*      $9.330709           $8.221822             $8.466489
 Maximum unit fair value #*     $14.913183          $14.704485            $14.329014
 Contract liability            $39,735,224        $136,632,901            $7,332,939
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     31               2,761                    --
 Minimum unit fair value #*      $9.889210          $11.748431                    --
 Maximum unit fair value #*      $9.889210          $11.748431                    --
 Contract liability                   $311             $32,442                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      OPPENHEIMER
                                      MAIN STREET          PUTNAM VT
                                   SMALL- & MID-CAP       DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                    SUB-ACCOUNT (L)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,058,573           6,390,806
                                     =============       =============
  Cost                                 $54,179,763         $51,194,115
                                     =============       =============
  Market value                         $52,056,916         $43,968,750
 Due from Sponsor Company                       --                  --
 Receivable from fund shares
  sold                                       6,049              22,942
 Other assets                                    2                  --
                                     -------------       -------------
 Total assets                           52,062,967          43,991,692
                                     -------------       -------------
LIABILITIES:
 Due to Sponsor Company                      6,049              22,942
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                              --                  --
                                     -------------       -------------
 Total liabilities                           6,049              22,942
                                     -------------       -------------
NET ASSETS:
 For contract liabilities              $52,056,918         $43,968,750
                                     =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,530,224           2,319,982
 Minimum unit fair value #*             $10.762200          $11.499634
 Maximum unit fair value #*             $16.623830          $21.468467
 Contract liability                    $52,056,002         $43,964,184
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  80                 220
 Minimum unit fair value #*             $11.406295          $20.781841
 Maximum unit fair value #*             $11.406295          $20.781841
 Contract liability                           $916              $4,566

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(l) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT          PUTNAM VT          PUTNAM VT           PUTNAM VT
                                    GLOBAL ASSET        GROWTH AND       INTERNATIONAL       INTERNATIONAL
                                  ALLOCATION FUND      INCOME FUND         VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       545,846            271,862            102,857           4,323,267
                                    ============       ============       ============       =============
  Cost                                $8,166,936         $6,978,355         $1,148,032         $73,320,477
                                    ============       ============       ============       =============
  Market value                        $7,751,022         $4,159,484           $809,485         $41,027,805
 Due from Sponsor Company                     --                 --                 --                  --
 Receivable from fund shares
  sold                                       632                338                 69                 246
 Other assets                                  1                  1                 --                  --
                                    ------------       ------------       ------------       -------------
 Total assets                          7,751,655          4,159,823            809,554          41,028,051
                                    ------------       ------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      632                338                 69                 246
 Payable for fund shares
  purchased                                   --                 --                 --                  --
 Other liabilities                            --                 --                 --                   2
                                    ------------       ------------       ------------       -------------
 Total liabilities                           632                338                 69                 248
                                    ------------       ------------       ------------       -------------
NET ASSETS:
 For contract liabilities             $7,751,023         $4,159,485           $809,485         $41,027,803
                                    ============       ============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      384,839            181,052            140,461           3,656,253
 Minimum unit fair value #*            $9.283463          $8.786996          $5.546623           $5.944599
 Maximum unit fair value #*           $38.438002         $46.910392          $5.864365          $16.521763
 Contract liability                   $7,751,023         $4,159,485           $809,485         $41,027,012
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                 --                 --                  52
 Minimum unit fair value #*                   --                 --                 --          $15.328996
 Maximum unit fair value #*                   --                 --                 --          $15.328996
 Contract liability                           --                 --                 --                $791

                                                         PUTNAM VT           PUTNAM VT
                                      PUTNAM VT          MULTI-CAP           SMALL CAP
                                   INVESTORS FUND       GROWTH FUND         VALUE FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,628,511             42,297           2,603,326
                                    =============       ============       =============
  Cost                                $29,849,671           $761,115         $59,049,412
                                    =============       ============       =============
  Market value                        $26,311,392           $815,061         $34,025,473
 Due from Sponsor Company                      --                 --                  --
 Receivable from fund shares
  sold                                      4,972                 67               1,220
 Other assets                                  --                 --                   1
                                    -------------       ------------       -------------
 Total assets                          26,316,364            815,128          34,026,694
                                    -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                     4,972                 67               1,220
 Payable for fund shares
  purchased                                    --                 --                  --
 Other liabilities                              1                 --                  --
                                    -------------       ------------       -------------
 Total liabilities                          4,973                 67               1,220
                                    -------------       ------------       -------------
NET ASSETS:
 For contract liabilities             $26,311,391           $815,061         $34,025,474
                                    =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,281,193             70,396           1,715,897
 Minimum unit fair value #*             $5.658603         $11.438389          $15.604936
 Maximum unit fair value #*            $14.148101         $11.695236          $21.779803
 Contract liability                   $26,311,391           $815,061         $34,024,780
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                 --                  34
 Minimum unit fair value #*                    --                 --          $20.207601
 Maximum unit fair value #*                    --                 --          $20.207601
 Contract liability                            --                 --                $694

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   GEORGE PUTNAM           PUTNAM VT
                                   BALANCED FUND          VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      581,816               119,548
                                     ==========            ==========
  Cost                               $6,239,387            $3,403,323
                                     ==========            ==========
  Market value                       $4,200,709            $3,796,836
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                      333                 1,912
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         4,201,042             3,798,748
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     333                 1,912
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          333                 1,912
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $4,200,709            $3,796,836
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          386,279               211,876
 Minimum unit fair value #*           $9.444989             $5.200350
 Maximum unit fair value #*          $13.851297            $56.104212
 Contract liability                  $4,200,709            $3,781,880
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   278
 Minimum unit fair value #*                  --            $53.775338
 Maximum unit fair value #*                  --            $53.775338
 Contract liability                          --               $14,956

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          INVESCO
                                     PUTNAM VT        PIONEER         VAN KAMPEN V.I.
                                      EQUITY         FUND VCT           GROWTH AND
                                    INCOME FUND      PORTFOLIO          INCOME FUND
                                    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     498,343           9,848            1,725,460
                                    ==========       =========          ===========
  Cost                              $4,877,727        $207,522          $35,209,172
                                    ==========       =========          ===========
  Market value                      $6,712,686        $196,660          $30,611,144
 Due from Sponsor Company                   --              --                   --
 Receivable from fund shares
  sold                                     713              63                8,551
 Other assets                                1              --                   --
                                    ----------       ---------          -----------
 Total assets                        6,713,400         196,723           30,619,695
                                    ----------       ---------          -----------
LIABILITIES:
 Due to Sponsor Company                    713              63                8,551
 Payable for fund shares
  purchased                                 --              --                   --
 Other liabilities                          --               1                   --
                                    ----------       ---------          -----------
 Total liabilities                         713              64                8,551
                                    ----------       ---------          -----------
NET ASSETS:
 For contract liabilities           $6,712,687        $196,659          $30,611,144
                                    ==========       =========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         460,234         197,101            2,108,117
 Minimum unit fair value #*         $14.174572       $0.991140            $1.292737
 Maximum unit fair value #*         $14.940621       $1.051851           $15.382082
 Contract liability                 $6,712,687        $196,659          $30,607,170
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --              --                  274
 Minimum unit fair value #*                 --              --           $14.529668
 Maximum unit fair value #*                 --              --           $14.529668
 Contract liability                         --              --               $3,974

                                                          INVESCO
                                      INVESCO         VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.         CAPITAL
                                   COMSTOCK FUND        GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of shares                    4,087,921               5,495
                                    ===========          ==========
  Cost                              $54,831,422            $135,124
                                    ===========          ==========
  Market value                      $46,111,752            $172,263
 Due from Sponsor Company                    --                  --
 Receivable from fund shares
  sold                                    7,902                  20
 Other assets                                --                  --
                                    -----------          ----------
 Total assets                        46,119,654             172,283
                                    -----------          ----------
LIABILITIES:
 Due to Sponsor Company                   7,902                  20
 Payable for fund shares
  purchased                                  --                  --
 Other liabilities                            2                  --
                                    -----------          ----------
 Total liabilities                        7,904                  20
                                    -----------          ----------
NET ASSETS:
 For contract liabilities           $46,111,750            $172,263
                                    ===========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        3,236,207              13,282
 Minimum unit fair value #*          $13.073495          $12.405145
 Maximum unit fair value #*          $14.891253          $13.632928
 Contract liability                 $46,111,344            $172,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               29                  --
 Minimum unit fair value #*          $14.243401                  --
 Maximum unit fair value #*          $14.243401                  --
 Contract liability                        $406                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO             WELLS FARGO
                                  VAN KAMPEN V.I.        ADVANTAGE VT
                                      MID CAP            TOTAL RETURN
                                    GROWTH FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       47,416                4,461
                                     ==========            =========
  Cost                                 $197,176              $46,707
                                     ==========            =========
  Market value                         $174,494              $47,015
 Due from Sponsor Company                    --                   --
 Receivable from fund shares
  sold                                       19                    3
 Other assets                                --                    1
                                     ----------            ---------
 Total assets                           174,513               47,019
                                     ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      19                    3
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total liabilities                           19                    3
                                     ----------            ---------
NET ASSETS:
 For contract liabilities              $174,494              $47,016
                                     ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,167               30,026
 Minimum unit fair value #*          $11.713370            $1.565814
 Maximum unit fair value #*          $12.755802            $1.565814
 Contract liability                    $174,494              $47,016
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   --
 Minimum unit fair value #*                  --                   --
 Maximum unit fair value #*                  --                   --
 Contract liability                          --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT       ADVANTAGE VT
                                    INTRINSIC          INTERNATIONAL         SMALL CAP
                                   VALUE FUND           EQUITY FUND         GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        290               318,132               357,141
                                    =========            ==========            ==========
  Cost                                 $3,155            $1,610,880            $2,255,688
                                    =========            ==========            ==========
  Market value                         $3,598            $1,517,492            $2,753,528
 Due from Sponsor Company                  --                    --                    --
 Receivable from fund shares
  sold                                     --                   146                   246
 Other assets                              --                     1                    --
                                    ---------            ----------            ----------
 Total assets                           3,598             1,517,639             2,753,774
                                    ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                    --                   146                   246
 Payable for fund shares
  purchased                                --                    --                    --
 Other liabilities                         --                    --                    --
                                    ---------            ----------            ----------
 Total liabilities                         --                   146                   246
                                    ---------            ----------            ----------
NET ASSETS:
 For contract liabilities              $3,598            $1,517,493            $2,753,528
                                    =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,321             1,519,041               233,490
 Minimum unit fair value #*         $1.083489             $0.840995             $1.506234
 Maximum unit fair value #*         $1.083489            $11.870207            $12.103026
 Contract liability                    $3,598            $1,517,493            $2,753,528
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                    --                    --
 Minimum unit fair value #*                --                    --                    --
 Maximum unit fair value #*                --                    --                    --
 Contract liability                        --                    --                    --

                               WELLS FARGO LS FARGO
                               ADVANTAGE VT NTAGE VT          WELLS FARGO
                               SMALL CAP SMALL CAP            ADVANTAGE VT
                               GROWTH FUND LUE FUND         OPPORTUNITY FUND
                               SUB-ACCOUNT -ACCOUNT        SUB-ACCOUNT (M)(N)
-----------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of shares                          843,463                15,736
                                         ==========            ==========
  Cost                                   $6,227,369              $259,980
                                         ==========            ==========
  Market value                           $7,026,046              $273,811
 Due from Sponsor Company                        --                    --
 Receivable from fund shares
  sold                                       25,617                    23
 Other assets                                    --                    --
                                         ----------            ----------
 Total assets                             7,051,663               273,834
                                         ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      25,617                    23
 Payable for fund shares
  purchased                                      --                    --
 Other liabilities                                1                    --
                                         ----------            ----------
 Total liabilities                           25,618                    23
                                         ----------            ----------
NET ASSETS:
 For contract liabilities                $7,026,045              $273,811
                                         ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         630,140                26,133
 Minimum unit fair value #*              $10.983743            $10.447539
 Maximum unit fair value #*              $11.225910            $10.490576
 Contract liability                      $7,026,045              $273,811
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                              --                    --
 Minimum unit fair value #*                      --                    --
 Maximum unit fair value #*                      --                    --
 Contract liability                              --                    --

(m) Funded as of August 26, 2011.

(n) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $934,942                 $3,548,437
                                      -------------             --------------
EXPENSES:
 Administrative charges                     (81,445)                  (180,615)
 Mortality and expense risk
  charges                                  (512,813)                (1,181,028)
                                      -------------             --------------
  Total expenses                           (594,258)                (1,361,643)
                                      -------------             --------------
  Net investment income (loss)              340,684                  2,186,794
                                      -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (552,232)                (2,877,052)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,584,869)               (18,639,379)
                                      -------------             --------------
  Net gain (loss) on
   investments                           (2,137,101)               (21,516,431)
                                      -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1,796,417)              $(19,329,637)
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                         ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS      INTERNATIONAL           GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $43,114               $555,150               $158,000             $13,784
                                   -------------          -------------          -------------           ---------
EXPENSES:
 Administrative charges                  (32,727)               (93,419)                    --                  --
 Mortality and expense risk
  charges                               (213,943)              (608,849)               (81,724)             (8,098)
                                   -------------          -------------          -------------           ---------
  Total expenses                        (246,670)              (702,268)               (81,724)             (8,098)
                                   -------------          -------------          -------------           ---------
  Net investment income
   (loss)                               (203,556)              (147,118)                76,276               5,686
                                   -------------          -------------          -------------           ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  187,984             (1,952,591)               (31,963)             (4,027)
 Net realized gain on
  distributions                               --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,728,114)              (132,077)            (1,048,848)             17,380
                                   -------------          -------------          -------------           ---------
  Net gain (loss) on
   investments                        (1,540,130)            (2,084,668)            (1,080,811)             13,353
                                   -------------          -------------          -------------           ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,743,686)           $(2,231,786)           $(1,004,535)            $19,039
                                   =============          =============          =============           =========

                                  INVESCO V.I.       INVESCO V.I.       INVESCO V.I.
                                      HIGH          INTERNATIONAL         DIVIDEND
                                   YIELD FUND        GROWTH FUND         GROWTH FUND
                               SUB-ACCOUNT (C)(D)    SUB-ACCOUNT     SUB-ACCOUNT (C)(E)
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $86,864             $45               $191,556
                                   -----------          ------          -------------
EXPENSES:
 Administrative charges                   (365)             --                 (4,430)
 Mortality and expense risk
  charges                              (11,237)            (39)              (113,636)
                                   -----------          ------          -------------
  Total expenses                       (11,602)            (39)              (118,066)
                                   -----------          ------          -------------
  Net investment income
   (loss)                               75,262               6                 73,490
                                   -----------          ------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (325,643)              8              1,777,497
 Net realized gain on
  distributions                             --              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          252,473            (302)            (1,961,453)
                                   -----------          ------          -------------
  Net gain (loss) on
   investments                         (73,170)           (294)              (183,956)
                                   -----------          ------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,092           $(288)             $(110,466)
                                   ===========          ======          =============

(a)  Funded as of February 15, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $39,126                 $100,880
                                     -----------            -------------
EXPENSES:
 Administrative charges                   (4,607)                 (22,776)
 Mortality and expense risk
  charges                                (53,706)                (295,181)
                                     -----------            -------------
  Total expenses                         (58,313)                (317,957)
                                     -----------            -------------
  Net investment income (loss)           (19,187)                (217,077)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  126,534                  750,305
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (450,965)              (1,451,851)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (324,431)                (701,546)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(343,618)               $(918,623)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN FUNDS              STERLING
                                    AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL           CAPITAL STRATEGIC
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND       CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (F)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $179,296                   $110,517                 $24,845                  $5,797
                                     -----------              -------------             -----------               ---------
EXPENSES:
 Administrative charges                  (16,933)                    (9,728)                 (2,550)                 (1,471)
 Mortality and expense risk
  charges                               (214,620)                  (110,770)                (31,172)                 (8,891)
                                     -----------              -------------             -----------               ---------
  Total expenses                        (231,553)                  (120,498)                (33,722)                (10,362)
                                     -----------              -------------             -----------               ---------
  Net investment income
   (loss)                                (52,257)                    (9,981)                 (8,877)                 (4,565)
                                     -----------              -------------             -----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  369,235                    410,038                 220,737                 (24,717)
 Net realized gain on
  distributions                               --                         --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (731,195)                (1,451,471)               (603,895)                (29,684)
                                     -----------              -------------             -----------               ---------
  Net gain (loss) on
   investments                          (361,960)                (1,041,433)               (383,158)                (54,401)
                                     -----------              -------------             -----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(414,217)               $(1,051,414)              $(392,035)               $(58,966)
                                     ===========              =============             ===========               =========

                                     STERLING                STERLING                STERLING
                                  CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                    EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (G)         SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $25,287                     $ --               $246,604
                                    -----------            -------------            -----------
EXPENSES:
 Administrative charges                  (4,622)                 (25,027)               (13,722)
 Mortality and expense risk
  charges                               (27,565)                (152,197)               (82,343)
                                    -----------            -------------            -----------
  Total expenses                        (32,187)                (177,224)               (96,065)
                                    -----------            -------------            -----------
  Net investment income
   (loss)                                (6,900)                (177,224)               150,539
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (214,287)                 191,463                 78,039
 Net realized gain on
  distributions                              --                  454,403                236,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year            97,073               (1,092,155)              (161,110)
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                         (117,214)                (446,289)               153,462
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(124,114)               $(623,513)              $304,001
                                    ===========            =============            ===========

(f)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(g)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(i)  Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP
                                       OMEGA              EQUITY-INCOME
                                    GROWTH FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,249,622
                                     ---------            -------------
EXPENSES:
 Administrative charges                   (569)                (109,756)
 Mortality and expense risk
  charges                               (4,193)                (720,364)
                                     ---------            -------------
  Total expenses                        (4,762)                (830,120)
                                     ---------            -------------
  Net investment income (loss)          (4,762)                 419,502
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,162               (2,000,714)
 Net realized gain on
  distributions                          2,323                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (23,115)               1,304,742
                                     ---------            -------------
  Net gain (loss) on
   investments                         (16,630)                (695,972)
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(21,392)               $(276,470)
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                      GROWTH          CONTRAFUND(R)           MID CAP             VALUE STRATEGIES
                                     PORTFOLIO          PORTFOLIO            PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $24,146           $2,224,452             $16,853                  $56,648
                                    -----------       --------------       -------------            -------------
EXPENSES:
 Administrative charges                 (38,923)            (586,836)           (159,238)                 (15,515)
 Mortality and expense risk
  charges                              (250,196)          (3,665,246)         (1,052,928)                (102,348)
                                    -----------       --------------       -------------            -------------
  Total expenses                       (289,119)          (4,252,082)         (1,212,166)                (117,863)
                                    -----------       --------------       -------------            -------------
  Net investment income
   (loss)                              (264,973)          (2,027,630)         (1,195,313)                 (61,215)
                                    -----------       --------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 290,258           (9,365,391)           (184,430)                 328,226
 Net realized gain on
  distributions                          69,010                   --             132,413                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (327,222)             (86,466)         (8,595,998)              (1,037,209)
                                    -----------       --------------       -------------            -------------
  Net gain (loss) on
   investments                           32,046           (9,451,857)         (8,648,015)                (708,983)
                                    -----------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(232,927)        $(11,479,487)        $(9,843,328)               $(770,198)
                                    ===========       ==============       =============            =============

                                  FIDELITY VIP                                FRANKLIN
                                 DYNAMIC CAPITAL         FRANKLIN           SMALL-MID CAP
                                  APPRECIATION            INCOME               GROWTH
                                    PORTFOLIO        SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $2,238                   $ --
                                    ---------            --------            -----------
EXPENSES:
 Administrative charges                    --                  --                 (3,202)
 Mortality and expense risk
  charges                             (16,100)               (397)               (39,893)
                                    ---------            --------            -----------
  Total expenses                      (16,100)               (397)               (43,095)
                                    ---------            --------            -----------
  Net investment income
   (loss)                             (16,100)              1,841                (43,095)
                                    ---------            --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                31,359                 (87)               122,877
 Net realized gain on
  distributions                            --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (67,120)             (1,331)              (235,617)
                                    ---------            --------            -----------
  Net gain (loss) on
   investments                        (35,761)             (1,418)              (112,740)
                                    ---------            --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(51,861)               $423              $(155,835)
                                    =========            ========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FRANKLIN            FRANKLIN
                                   SMALL CAP            STRATEGIC
                                     VALUE               INCOME
                                SECURITIES FUND      SECURITIES FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11               $426,404
                                     ------            -----------
EXPENSES:
 Administrative charges                  --                 (9,788)
 Mortality and expense risk
  charges                               (20)              (107,191)
                                     ------            -----------
  Total expenses                        (20)              (116,979)
                                     ------            -----------
  Net investment income (loss)           (9)               309,425
                                     ------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  77                 85,130
 Net realized gain on
  distributions                          --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (142)              (310,841)
                                     ------            -----------
  Net gain (loss) on
   investments                          (65)              (225,711)
                                     ------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(74)               $83,714
                                     ======            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         TEMPLETON
                                                        DEVELOPING            TEMPLETON           TEMPLETON
                                  MUTUAL SHARES           MARKETS              GROWTH            GLOBAL BOND
                                 SECURITIES FUND      SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $147,393              $18,337              $24,802             $139
                                   -----------          -----------          -----------           ------
EXPENSES:
 Administrative charges                 (8,535)              (1,981)              (2,314)              --
 Mortality and expense risk
  charges                             (106,713)             (25,075)             (30,417)             (33)
                                   -----------          -----------          -----------           ------
  Total expenses                      (115,248)             (27,056)             (32,731)             (33)
                                   -----------          -----------          -----------           ------
  Net investment income
   (loss)                               32,145               (8,719)              (7,929)             106
                                   -----------          -----------          -----------           ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                127,834               13,593                6,502                2
 Net realized gain on
  distributions                             --                   --                   --               16
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (334,999)            (277,687)            (145,718)            (179)
                                   -----------          -----------          -----------           ------
  Net gain (loss) on
   investments                        (207,165)            (264,094)            (139,216)            (161)
                                   -----------          -----------          -----------           ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(175,020)           $(272,813)           $(147,145)            $(55)
                                   ===========          ===========          ===========           ======

                                                      HARTFORD           HARTFORD
                                    HARTFORD            TOTAL             CAPITAL
                                    ADVISERS         RETURN BOND       APPRECIATION
                                    HLS FUND          HLS FUND           HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $475,972           $816,382           $307,341
                                   -----------      -------------      -------------
EXPENSES:
 Administrative charges                (57,097)          (759,737)                --
 Mortality and expense risk
  charges                             (369,962)        (4,812,103)          (615,999)
                                   -----------      -------------      -------------
  Total expenses                      (427,059)        (5,571,840)          (615,999)
                                   -----------      -------------      -------------
  Net investment income
   (loss)                               48,913         (4,755,458)          (308,658)
                                   -----------      -------------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                115,233          1,118,458          1,105,651
 Net realized gain on
  distributions                             --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (64,732)        23,839,311         (6,235,249)
                                   -----------      -------------      -------------
  Net gain (loss) on
   investments                          50,501         24,957,769         (5,129,598)
                                   -----------      -------------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $99,414        $20,202,311        $(5,438,256)
                                   ===========      =============      =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                HARTFORD
                                 AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,957,843                   $153
                                -------------            -----------
EXPENSES:
 Administrative charges              (497,347)                    --
 Mortality and expense risk
  charges                          (3,105,009)               (15,157)
                                -------------            -----------
  Total expenses                   (3,602,356)               (15,157)
                                -------------            -----------
  Net investment income (loss)      1,355,487                (15,004)
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,272,827)                 3,394
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,816,616               (100,464)
                                -------------            -----------
  Net gain (loss) on
   investments                     (1,456,211)               (97,070)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(100,724)             $(112,074)
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD                                     HARTFORD
                                     HARTFORD          DISCIPLINED          HARTFORD                  GROWTH
                                   GLOBAL GROWTH         EQUITY              GROWTH                OPPORTUNITIES
                                     HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,889          $1,644,072             $17,387                     $ --
                                    -----------       -------------       -------------            -------------
EXPENSES:
 Administrative charges                 (10,705)           (292,816)            (21,565)                 (74,411)
 Mortality and expense risk
  charges                               (71,633)         (1,943,149)           (141,247)                (493,943)
                                    -----------       -------------       -------------            -------------
  Total expenses                        (82,338)         (2,235,965)           (162,812)                (568,354)
                                    -----------       -------------       -------------            -------------
  Net investment income
   (loss)                               (80,449)           (591,893)           (145,425)                (568,354)
                                    -----------       -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (171,801)         (3,055,901)             24,069                 (892,099)
 Net realized gain on
  distributions                              --                  --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (594,507)          3,977,102          (1,012,046)              (2,232,406)
                                    -----------       -------------       -------------            -------------
  Net gain (loss) on
   investments                         (766,308)            921,201            (987,977)              (3,124,505)
                                    -----------       -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(846,757)           $329,308         $(1,133,402)             $(3,692,859)
                                    ===========       =============       =============            =============

                                                                             HARTFORD
                                 HARTFORD                HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX          OPPORTUNITIES
                                 HLS FUND                HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,746,994               $133,448              $33,514
                               -------------            -----------       --------------
EXPENSES:
 Administrative charges              (88,455)               (15,499)            (150,348)
 Mortality and expense risk
  charges                           (586,434)               (97,707)            (980,234)
                               -------------            -----------       --------------
  Total expenses                    (674,889)              (113,206)          (1,130,582)
                               -------------            -----------       --------------
  Net investment income
   (loss)                          3,072,105                 20,242           (1,097,068)
                               -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,110,483                 83,073              431,297
 Net realized gain on
  distributions                           --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,727)               (76,226)         (11,092,938)
                               -------------            -----------       --------------
  Net gain (loss) on
   investments                    (1,638,244)                 6,847          (10,661,641)
                               -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $1,433,861                $27,089         $(11,758,709)
                               =============            ===========       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     HARTFORD
                                   SMALL/MID CAP          HARTFORD
                                      EQUITY            MIDCAP VALUE
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $205
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                              (65,350)             (31,115)
                                     ---------            ---------
  Total expenses                       (65,350)             (31,115)
                                     ---------            ---------
  Net investment income (loss)         (65,350)             (30,910)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 60,220              (12,440)
 Net realized gain on
  distributions                        330,969                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (507,066)            (189,468)
                                     ---------            ---------
  Net gain (loss) on
   investments                        (115,877)            (201,908)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(181,227)           $(232,818)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD             HARTFORD             HARTFORD
                                   MONEY MARKET          SMALL COMPANY       SMALLCAP GROWTH           STOCK
                                     HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                 $ --             $184,596
                                    -----------            ---------            ---------            ---------
EXPENSES:
 Administrative charges                (141,082)                  --              (41,214)             (27,201)
 Mortality and expense risk
  charges                              (940,474)            (325,995)            (269,731)            (186,837)
                                    -----------            ---------            ---------            ---------
  Total expenses                     (1,081,556)            (325,995)            (310,945)            (214,038)
                                    -----------            ---------            ---------            ---------
  Net investment income
   (loss)                            (1,081,556)            (325,995)            (310,945)             (29,442)
                                    -----------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --              241,569              185,597             (516,514)
 Net realized gain on
  distributions                              --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --             (846,042)              42,949              185,892
                                    -----------            ---------            ---------            ---------
  Net gain (loss) on
   investments                               --             (604,473)             228,546             (330,622)
                                    -----------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,081,556)           $(930,468)            $(82,399)           $(360,064)
                                    ===========            =========            =========            =========

                                     HARTFORD
                                  U.S. GOVERNMENT      HARTFORD           AMERICAN FUNDS
                                    SECURITIES           VALUE                 BOND
                                     HLS FUND          HLS FUND              HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,670,485          $869,211               $322
                                    -----------       -----------             ------
EXPENSES:
 Administrative charges                (275,881)         (101,740)                --
 Mortality and expense risk
  charges                            (1,801,949)         (659,446)              (119)
                                    -----------       -----------             ------
  Total expenses                     (2,077,830)         (761,186)              (119)
                                    -----------       -----------             ------
  Net investment income
   (loss)                             1,592,655           108,025                203
                                    -----------       -----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (472,252)          522,204                 26
 Net realized gain on
  distributions                              --                --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,379,630        (2,240,367)               334
                                    -----------       -----------             ------
  Net gain (loss) on
   investments                        2,907,378        (1,718,163)               364
                                    -----------       -----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $4,500,033       $(1,610,138)              $567
                                    ===========       ===========             ======

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL        AMERICAN FUNDS
                                  CAPITALIZATION           GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1                 $ --
                                       -----               ------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                                 (1)                 (68)
                                       -----               ------
  Total expenses                          (1)                 (68)
                                       -----               ------
  Net investment income (loss)            --                  (68)
                                       -----               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  135
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (15)                (398)
                                       -----               ------
  Net gain (loss) on
   investments                           (15)                (263)
                                       -----               ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(15)               $(331)
                                       =====               ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS       HUNTINGTON VA          HUNTINGTON VA
                                 INTERNATIONAL            INCOME               DIVIDEND            HUNTINGTON VA
                                    HLS FUND           EQUITY FUND           CAPTURE FUND           GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $80                $48,062               $114,135               $2,651
                                     ------             ----------            -----------            ---------
EXPENSES:
 Administrative charges                  --                 (3,509)                (6,490)              (3,033)
 Mortality and expense risk
  charges                               (48)               (21,978)               (43,575)             (19,162)
                                     ------             ----------            -----------            ---------
  Total expenses                        (48)               (25,487)               (50,065)             (22,195)
                                     ------             ----------            -----------            ---------
  Net investment income
   (loss)                                32                 22,575                 64,070              (19,544)
                                     ------             ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4                (86,725)              (116,275)             (13,676)
 Net realized gain on
  distributions                          --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (755)               164,794                229,317              (29,886)
                                     ------             ----------            -----------            ---------
  Net gain (loss) on
   investments                         (751)                78,069                113,042              (43,562)
                                     ------             ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(719)              $100,644               $177,112             $(63,106)
                                     ======             ==========            ===========            =========

                                  HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                    MID CORP                 NEW                ROTATING
                                  AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,590                   $ --               $2,706
                                    ---------            -----------            ---------
EXPENSES:
 Administrative charges                (4,426)                (4,025)              (1,676)
 Mortality and expense risk
  charges                             (26,661)               (24,382)             (10,696)
                                    ---------            -----------            ---------
  Total expenses                      (31,087)               (28,407)             (12,372)
                                    ---------            -----------            ---------
  Net investment income
   (loss)                             (21,497)               (28,407)              (9,666)
                                    ---------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,358               (194,644)             (17,010)
 Net realized gain on
  distributions                            --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (68,655)               (52,357)              73,528
                                    ---------            -----------            ---------
  Net gain (loss) on
   investments                        (56,297)              (247,001)              56,518
                                    ---------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(77,794)             $(275,408)             $46,852
                                    =========            ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL       HUNTINGTON VA
                                    EQUITY FUND        MACRO 100 FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,012              $4,534
                                     ---------            --------
EXPENSES:
 Administrative charges                     --              (1,707)
 Mortality and expense risk
  charges                              (32,226)            (10,371)
                                     ---------            --------
  Total expenses                       (32,226)            (12,078)
                                     ---------            --------
  Net investment income (loss)          (9,214)             (7,544)
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (30,979)            (38,837)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (237,138)             27,252
                                     ---------            --------
  Net gain (loss) on
   investments                        (268,117)            (11,585)
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(277,331)           $(19,129)
                                     =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HUNTINGTON VA                            LORD ABBETT          LORD ABBETT
                                   MORTGAGE         HUNTINGTON VA         FUNDAMENTAL            CAPITAL
                                SECURITIES FUND       SITUS FUND          EQUITY FUND        STRUCTURE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $24,050                $847              $20,076             $157,770
                                    -------            --------            ---------            ---------
EXPENSES:
 Administrative charges                  --              (8,169)             (20,727)             (11,635)
 Mortality and expense risk
  charges                           (20,719)            (52,665)            (133,162)             (79,396)
                                    -------            --------            ---------            ---------
  Total expenses                    (20,719)            (60,834)            (153,889)             (91,031)
                                    -------            --------            ---------            ---------
  Net investment income
   (loss)                             3,331             (59,987)            (133,813)              66,739
                                    -------            --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              24,203              22,203               14,944              (28,685)
 Net realized gain on
  distributions                          --                  --              326,220                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        27,987             (18,277)            (915,997)            (136,632)
                                    -------            --------            ---------            ---------
  Net gain (loss) on
   investments                       52,190               3,926             (574,833)            (165,317)
                                    -------            --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $55,521            $(56,061)           $(708,646)            $(98,578)
                                    =======            ========            =========            =========

                                    LORD ABBETT       LORD ABBETT           LORD ABBETT
                                  BOND-DEBENTURE      GROWTH AND              CLASSIC
                                       FUND           INCOME FUND           STOCK FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,711,439          $708,161              $41,806
                                    -----------       -----------            ---------
EXPENSES:
 Administrative charges                 (93,268)         (204,111)             (12,076)
 Mortality and expense risk
  charges                              (615,762)       (1,247,778)             (79,477)
                                    -----------       -----------            ---------
  Total expenses                       (709,030)       (1,451,889)             (91,553)
                                    -----------       -----------            ---------
  Net investment income
   (loss)                             2,002,409          (743,728)             (49,747)
                                    -----------       -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 241,801        (3,829,171)             248,131
 Net realized gain on
  distributions                         338,505                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,290,510)       (2,972,342)            (782,419)
                                    -----------       -----------            ---------
  Net gain (loss) on
   investments                         (710,204)       (6,801,513)            (534,288)
                                    -----------       -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,292,205       $(7,545,241)           $(584,035)
                                    ===========       ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    MFS(R) CORE            MFS(R)
                                    EQUITY FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,620                 $904
                                     ---------            ---------
EXPENSES:
 Administrative charges                   (419)                (626)
 Mortality and expense risk
  charges                               (3,936)              (7,374)
                                     ---------            ---------
  Total expenses                        (4,355)              (8,000)
                                     ---------            ---------
  Net investment income (loss)          (1,735)              (7,096)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,172               27,740
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,021)             (26,793)
                                     ---------            ---------
  Net gain (loss) on
   investments                          (6,849)                 947
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(8,584)             $(6,149)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) INVESTORS
                                     GROWTH          MFS(R) INVESTORS        MFS(R) TOTAL            MFS(R)
                                   STOCK FUND           TRUST FUND            RETURN FUND          VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,704               $6,792               $167,261               $86
                                    ---------            ---------            -----------            ------
EXPENSES:
 Administrative charges                  (417)                (960)                (8,435)               --
 Mortality and expense risk
  charges                              (3,879)             (12,921)              (112,157)              (68)
                                    ---------            ---------            -----------            ------
  Total expenses                       (4,296)             (13,881)              (120,592)              (68)
                                    ---------            ---------            -----------            ------
  Net investment income
   (loss)                              (2,592)              (7,089)                46,669                18
                                    ---------            ---------            -----------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (11,352)              34,805                 35,071                66
 Net realized gain on
  distributions                            --                   --                     --                27
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,083              (55,283)               (71,784)             (179)
                                    ---------            ---------            -----------            ------
  Net gain (loss) on
   investments                         (5,269)             (20,478)               (36,713)              (86)
                                    ---------            ---------            -----------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,861)            $(27,567)                $9,956              $(68)
                                    =========            =========            ===========            ======

                                      INVESCO
                                  VAN KAMPEN V.I.         UIF CORE PLUS         UIF EMERGING
                                    EQUITY AND            FIXED INCOME          MARKETS DEBT
                                    INCOME FUND             PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (J)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $110,871               $210,618              $25,485
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (3,341)                (8,714)              (1,016)
 Mortality and expense risk
  charges                               (59,231)               (98,476)             (11,260)
                                    -----------            -----------            ---------
  Total expenses                        (62,572)              (107,190)             (12,276)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                                48,299                103,428               13,209
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 457,521               (171,336)              12,414
 Net realized gain on
  distributions                           3,014                     --                7,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (660,040)               302,620                3,574
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (199,505)               131,284               23,926
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(151,206)              $234,712              $37,135
                                    ===========            ===========            =========

(j) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    UIF EMERGING       UIF MID CAP
                                   MARKETS EQUITY        GROWTH
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $100,948           $30,932
                                     -----------       -----------
EXPENSES:
 Administrative charges                  (53,839)          (25,990)
 Mortality and expense risk
  charges                               (366,878)         (166,584)
                                     -----------       -----------
  Total expenses                        (420,717)         (192,574)
                                     -----------       -----------
  Net investment income (loss)          (319,769)         (161,642)
                                     -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  655,001           229,393
 Net realized gain on
  distributions                               --             5,212
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,995,409)       (1,044,601)
                                     -----------       -----------
  Net gain (loss) on
   investments                        (5,340,408)         (809,996)
                                     -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(5,660,177)        $(971,638)
                                     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                               MORGAN STANLEY       MORGAN STANLEY
                                 VAN KAMPEN V.I.      MORGAN STANLEY          MULTI CAP             MID CAP
                                     MID CAP           FOCUS GROWTH            GROWTH               GROWTH
                                   VALUE FUND            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (K)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $72,563                 $ --                 $ --               $8,089
                                    ---------            ---------            ---------            ---------
EXPENSES:
 Administrative charges               (22,650)             (12,032)              (3,101)              (3,883)
 Mortality and expense risk
  charges                            (161,959)            (104,012)             (28,838)             (33,628)
                                    ---------            ---------            ---------            ---------
  Total expenses                     (184,609)            (116,044)             (31,939)             (37,511)
                                    ---------            ---------            ---------            ---------
  Net investment income
   (loss)                            (112,046)            (116,044)             (31,939)             (29,422)
                                    ---------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                66,811              429,887               77,551              171,010
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (57,132)            (806,118)            (217,884)            (341,586)
                                    ---------            ---------            ---------            ---------
  Net gain (loss) on
   investments                          9,679             (376,231)            (140,333)            (170,576)
                                    ---------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(102,367)           $(492,275)           $(172,272)           $(199,998)
                                    =========            =========            =========            =========


                                 MORGAN STANLEY      MORGAN STANLEY       MORGAN STANLEY
                                FLEXIBLE INCOME          GROWTH            MONEY MARKET
                                   PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT (L)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $113,926                 $ --                 $749
                                    --------            ---------            ---------
EXPENSES:
 Administrative charges               (2,665)              (2,375)             (11,008)
 Mortality and expense risk
  charges                            (25,956)             (24,376)            (110,088)
                                    --------            ---------            ---------
  Total expenses                     (28,621)             (26,751)            (121,096)
                                    --------            ---------            ---------
  Net investment income
   (loss)                             85,305              (26,751)            (120,347)
                                    --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (70,156)             155,327                   --
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         34,938             (194,890)                  --
                                    --------            ---------            ---------
  Net gain (loss) on
   investments                       (35,218)             (39,563)                  --
                                    --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $50,087             $(66,314)           $(120,347)
                                    ========            =========            =========

(k) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(l) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   MORGAN STANLEY      INVESCO V.I. SELECT
                                       GLOBAL              DIMENSIONS
                                   INFRASTRUCTURE       EQUALLY WEIGHTED
                                     PORTFOLIO            S&P 500 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $72,849               $135,824
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (3,911)               (12,412)
 Mortality and expense risk
  charges                               (34,284)              (128,657)
                                     ----------            -----------
  Total expenses                        (38,195)              (141,069)
                                     ----------            -----------
  Net investment income (loss)           34,654                 (5,245)
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  92,128                 76,949
 Net realized gain on
  distributions                         163,400                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            61,630               (225,466)
                                     ----------            -----------
  Net gain (loss) on
   investments                          317,158               (148,517)
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $351,812              $(153,762)
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MTB MANAGED
                                    UIF SMALL           UIF GLOBAL            ALLOCATION             OPPENHEIMER
                                 COMPANY GROWTH          FRANCHISE         FUND -- MODERATE        SMALL-& MID-CAP
                                    PORTFOLIO            PORTFOLIO             GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $16,332              $18,740                $44,766                   $ --
                                    ---------            ---------            -----------            -----------
EXPENSES:
 Administrative charges                    --                 (537)                (5,417)                (9,709)
 Mortality and expense risk
  charges                              (8,218)             (10,493)               (31,477)               (61,736)
                                    ---------            ---------            -----------            -----------
  Total expenses                       (8,218)             (11,030)               (36,894)               (71,445)
                                    ---------            ---------            -----------            -----------
  Net investment income
   (loss)                               8,114                7,710                  7,872                (71,445)
                                    ---------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,125               56,511                (18,883)               (76,655)
 Net realized gain on
  distributions                            --                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (63,826)             (22,563)              (166,704)              (100,430)
                                    ---------            ---------            -----------            -----------
  Net gain (loss) on
   investments                        (51,701)              33,948               (185,587)              (177,085)
                                    ---------            ---------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(43,587)             $41,658              $(177,715)             $(248,530)
                                    =========            =========            ===========            ===========

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER              OPPENHEIMER
                                    APPRECIATION           GLOBAL SECURITIES           MAIN STREET
                                       FUND/VA                  FUND/VA                FUND(R)/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $49,436                $1,719,074                $48,074
                                    -------------            --------------            -----------
EXPENSES:
 Administrative charges                   (86,994)                 (316,379)               (15,546)
 Mortality and expense risk
  charges                                (564,870)               (1,945,009)              (115,837)
                                    -------------            --------------            -----------
  Total expenses                         (651,864)               (2,261,388)              (131,383)
                                    -------------            --------------            -----------
  Net investment income
   (loss)                                (602,428)                 (542,314)               (83,309)
                                    -------------            --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (254,726)               (3,886,122)              (292,035)
 Net realized gain on
  distributions                                --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (212,268)              (10,598,325)               220,414
                                    -------------            --------------            -----------
  Net gain (loss) on
   investments                           (466,994)              (14,484,447)               (71,621)
                                    -------------            --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,069,422)             $(15,026,761)             $(154,930)
                                    =============            ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      OPPENHEIMER
                                      MAIN STREET          PUTNAM VT
                                   SMALL- & MID-CAP       DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                    SUB-ACCOUNT (M)       SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $222,341          $4,677,142
                                     -------------       -------------
EXPENSES:
 Administrative charges                   (109,920)            (95,182)
 Mortality and expense risk
  charges                                 (722,754)           (598,685)
                                     -------------       -------------
  Total expenses                          (832,674)           (693,867)
                                     -------------       -------------
  Net investment income (loss)            (610,333)          3,983,275
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (410,662)            (73,979)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601,771)         (6,003,907)
                                     -------------       -------------
  Net gain (loss) on
   investments                          (1,012,433)         (6,077,886)
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,622,766)        $(2,094,611)
                                     =============       =============

(m) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT              PUTNAM VT          PUTNAM VT
                                   GLOBAL ASSET            GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND            VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $333,241                $56,737                $18,739          $1,534,961
                                    -----------            -----------            -----------       -------------
EXPENSES:
 Administrative charges                 (15,642)                (9,055)                    --             (93,115)
 Mortality and expense risk
  charges                              (100,510)               (58,166)               (12,216)           (612,644)
                                    -----------            -----------            -----------       -------------
  Total expenses                       (116,152)               (67,221)               (12,216)           (705,759)
                                    -----------            -----------            -----------       -------------
  Net investment income
   (loss)                               217,089                (10,484)                 6,523             829,202
                                    -----------            -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (7,072)               (55,882)               (19,146)         (1,830,571)
 Net realized gain on
  distributions                              --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (375,419)              (221,350)              (122,536)         (7,433,252)
                                    -----------            -----------            -----------       -------------
  Net gain (loss) on
   investments                         (382,491)              (277,232)              (141,682)         (9,263,823)
                                    -----------            -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(165,402)             $(287,716)             $(135,159)        $(8,434,621)
                                    ===========            ===========            ===========       =============

                                                           PUTNAM VT         PUTNAM VT
                                     PUTNAM VT             MULTI-CAP         SMALL CAP
                                  INVESTORS FUND          GROWTH FUND       VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $307,410               $2,563            $181,300
                                    -----------            ---------       -------------
EXPENSES:
 Administrative charges                 (55,073)                  --             (72,534)
 Mortality and expense risk
  charges                              (344,755)             (13,971)           (478,952)
                                    -----------            ---------       -------------
  Total expenses                       (399,828)             (13,971)           (551,486)
                                    -----------            ---------       -------------
  Net investment income
   (loss)                               (92,418)             (11,408)           (370,186)
                                    -----------            ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (27,828)              30,344          (3,443,485)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,270)             (76,558)          1,765,993
                                    -----------            ---------       -------------
  Net gain (loss) on
   investments                         (178,098)             (46,214)         (1,677,492)
                                    -----------            ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(270,516)            $(57,622)        $(2,047,678)
                                    ===========            =========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   GEORGE PUTNAM            PUTNAM VT
                                   BALANCED FUND          VOYAGER FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $78,871                   $ --
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (8,107)                (8,848)
 Mortality and expense risk
  charges                               (51,956)               (58,684)
                                     ----------            -----------
  Total expenses                        (60,063)               (67,532)
                                     ----------            -----------
  Net investment income (loss)           18,808                (67,532)
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (73,929)                (1,979)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           100,932               (858,736)
                                     ----------            -----------
  Net gain (loss) on
   investments                           27,003               (860,715)
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $45,811              $(928,247)
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   INVESCO
                                     PUTNAM VT              PIONEER            VAN KAMPEN V.I.
                                      EQUITY               FUND VCT              GROWTH AND
                                    INCOME FUND            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $119,505               $2,991                 $341,026
                                    -----------            ---------            -------------
EXPENSES:
 Administrative charges                      --                   --                  (65,138)
 Mortality and expense risk
  charges                              (104,096)              (5,063)                (437,622)
                                    -----------            ---------            -------------
  Total expenses                       (104,096)              (5,063)                (502,760)
                                    -----------            ---------            -------------
  Net investment income
   (loss)                                15,409               (2,072)                (161,734)
                                    -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 107,634                4,369                 (351,812)
 Net realized gain on
  distributions                              --               14,931                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (163,885)             (33,201)                (687,767)
                                    -----------            ---------            -------------
  Net gain (loss) on
   investments                          (56,251)             (13,901)              (1,039,579)
                                    -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(40,842)            $(15,973)             $(1,201,313)
                                    ===========            =========            =============

                                                            INVESCO
                                      INVESCO           VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.           CAPITAL
                                   COMSTOCK FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                             $688,586                 $ --
                                    -----------            ---------
EXPENSES:
 Administrative charges                 (98,723)                (289)
 Mortality and expense risk
  charges                              (688,689)              (4,095)
                                    -----------            ---------
  Total expenses                       (787,412)              (4,384)
                                    -----------            ---------
  Net investment income
   (loss)                               (98,826)              (4,384)
                                    -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (1,212,355)              15,171
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (315,731)             (22,879)
                                    -----------            ---------
  Net gain (loss) on
   investments                       (1,528,086)              (7,708)
                                    -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,626,912)            $(12,092)
                                    ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO            WELLS FARGO
                                  VAN KAMPEN V.I.        ADVANTAGE VT
                                      MID CAP            TOTAL RETURN
                                    GROWTH FUND           BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $1,212
                                     ----------            --------
EXPENSES:
 Administrative charges                      --                 (91)
 Mortality and expense risk
  charges                                (5,078)               (522)
                                     ----------            --------
  Total expenses                         (5,078)               (613)
                                     ----------            --------
  Net investment income (loss)           (5,078)                599
                                     ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  26,264                   1
 Net realized gain on
  distributions                              --               1,815
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,232)                603
                                     ----------            --------
  Net gain (loss) on
   investments                          (18,968)              2,419
                                     ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(24,046)             $3,018
                                     ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO           WELLS FARGO            WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT           ADVANTAGE VT
                                   INTRINSIC           INTERNATIONAL            SMALL CAP
                                   VALUE FUND           EQUITY FUND            GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $20                 $10,886                   $ --
                                     ------             -----------            -----------
EXPENSES:
 Administrative charges                  (7)                     --                    (16)
 Mortality and expense risk
  charges                               (55)                (27,577)               (47,557)
                                     ------             -----------            -----------
  Total expenses                        (62)                (27,577)               (47,573)
                                     ------             -----------            -----------
  Net investment income
   (loss)                               (42)                (16,691)               (47,573)
                                     ------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  25                  19,450                234,385
 Net realized gain on
  distributions                          --                  76,606                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (118)               (323,393)              (326,081)
                                     ------             -----------            -----------
  Net gain (loss) on
   investments                          (93)               (227,337)               (91,696)
                                     ------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(135)              $(244,028)             $(139,269)
                                     ======             ===========            ===========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (N)(O)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                              $68,843                $3,444
                                    -----------             ---------
EXPENSES:
 Administrative charges                      --                  (428)
 Mortality and expense risk
  charges                              (125,381)               (4,367)
                                    -----------             ---------
  Total expenses                       (125,381)               (4,795)
                                    -----------             ---------
  Net investment income
   (loss)                               (56,538)               (1,351)
                                    -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 197,799               (61,628)
 Net realized gain on
  distributions                              --                74,578
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (814,788)              (32,011)
                                    -----------             ---------
  Net gain (loss) on
   investments                         (616,989)              (19,061)
                                    -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(673,527)             $(20,412)
                                    ===========             =========

(n) Funded as of August 26, 2011.

(o) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $340,684                 $2,186,794
 Net realized gain (loss) on
  security transactions                    (552,232)                (2,877,052)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,584,869)               (18,639,379)
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,796,417)               (19,329,637)
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  116,549                    466,251
 Net transfers                              280,760                  8,006,098
 Surrenders for benefit
  payments and fees                      (4,758,720)                (8,179,745)
 Other transactions                             (56)                    (1,141)
 Death benefits                            (229,170)                (1,334,128)
 Net annuity transactions                      (344)                     1,018
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,590,981)                (1,041,647)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (6,387,398)               (20,371,284)
NET ASSETS:
 Beginning of year                       43,926,655                 97,750,731
                                      -------------             --------------
 End of year                            $37,539,257                $77,379,447
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                         ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS      INTERNATIONAL          GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(203,556)             $(147,118)               $76,276               $5,686
 Net realized gain (loss) on
  security transactions                  187,984             (1,952,591)               (31,963)              (4,027)
 Net realized gain on
  distributions                               --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,728,114)              (132,077)            (1,048,848)              17,380
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,743,686)            (2,231,786)            (1,004,535)              19,039
                                   -------------          -------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                59,422                257,213                 28,179                  500
 Net transfers                          (501,764)              (306,552)               404,034               15,542
 Surrenders for benefit
  payments and fees                   (1,049,873)            (4,190,335)              (592,609)            (196,468)
 Other transactions                         (500)                  (174)                     6                   --
 Death benefits                         (140,507)              (789,325)               (67,779)                  --
 Net annuity transactions                     --                    547                     --                   --
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,633,222)            (5,028,626)              (228,169)            (180,426)
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets                          (3,376,908)            (7,260,412)            (1,232,704)            (161,387)
NET ASSETS:
 Beginning of year                    17,784,590             51,197,300              5,891,843              470,278
                                   -------------          -------------          -------------          -----------
 End of year                         $14,407,682            $43,936,888             $4,659,139             $308,891
                                   =============          =============          =============          ===========

                                   INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                       HIGH             INTERNATIONAL           DIVIDEND
                                    YIELD FUND           GROWTH FUND           GROWTH FUND
                                SUB-ACCOUNT (C)(D)       SUB-ACCOUNT       SUB-ACCOUNT (C)(E)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $75,262                 $6                  $73,490
 Net realized gain (loss) on
  security transactions                (325,643)                 8                1,777,497
 Net realized gain on
  distributions                              --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           252,473               (302)              (1,961,453)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,092               (288)                (110,466)
                                    -----------            -------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,216                 96                   13,795
 Net transfers                           82,613                173                  (84,822)
 Surrenders for benefit
  payments and fees                    (163,313)               (48)              (1,113,060)
 Other transactions                         (31)                 1                    1,614
 Death benefits                          (6,985)                --                 (243,628)
 Net annuity transactions                    --                 --                 (135,911)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (84,500)               222               (1,562,012)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets                            (82,408)               (66)              (1,672,478)
NET ASSETS:
 Beginning of year                      752,394              3,889                9,060,918
                                    -----------            -------            -------------
 End of year                           $669,986             $3,823               $7,388,440
                                    ===========            =======            =============

(a)  Funded as of February 15, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL               AMERICAN FUNDS
                                      GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,187)               $(217,077)
 Net realized gain (loss) on
  security transactions                    126,534                  750,305
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (450,965)              (1,451,851)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (343,618)                (918,623)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                   32,400
 Net transfers                              14,297                 (820,985)
 Surrenders for benefit
  payments and fees                       (653,295)              (2,743,288)
 Other transactions                             --                      206
 Death benefits                            (18,302)                 (50,828)
 Net annuity transactions                       --                   (1,819)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (657,300)              (3,584,314)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,000,918)              (4,502,937)
NET ASSETS:
 Beginning of year                       3,627,408               18,977,658
                                     -------------            -------------
 End of year                            $2,626,490              $14,474,721
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,257)                 $(9,981)                $(8,877)                $(4,565)
 Net realized gain (loss) on
  security transactions                   369,235                  410,038                 220,737                 (24,717)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (731,195)              (1,451,471)               (603,895)                (29,684)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (414,217)              (1,051,414)               (392,035)                (58,966)
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                  3,240                   18,002                      --                      --
 Net transfers                           (504,771)                (447,413)                (81,671)                (80,412)
 Surrenders for benefit
  payments and fees                    (2,146,508)              (1,282,954)               (494,527)                (42,039)
 Other transactions                            56                     (404)                   (336)                      3
 Death benefits                          (108,743)                 (57,407)                    (95)                     --
 Net annuity transactions                  (3,968)                  72,582                  (3,817)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,760,694)              (1,697,594)               (580,446)               (122,448)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                           (3,174,911)              (2,749,008)               (972,481)               (181,414)
NET ASSETS:
 Beginning of year                     14,045,200                8,088,398               2,291,310                 806,332
                                    -------------            -------------            ------------             -----------
 End of year                          $10,870,289               $5,339,390              $1,318,829                $624,918
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,900)               $(177,224)               $150,539
 Net realized gain (loss) on
  security transactions                 (214,287)                 191,463                  78,039
 Net realized gain on
  distributions                               --                  454,403                 236,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year             97,073               (1,092,155)               (161,110)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (124,114)                (623,513)                304,001
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,782                   95,337                  19,997
 Net transfers                           (29,411)                (592,354)               (162,656)
 Surrenders for benefit
  payments and fees                     (199,264)                (899,587)               (619,450)
 Other transactions                            6                        3                     710
 Death benefits                          (21,604)                (107,910)                (68,386)
 Net annuity transactions                     --                       --                  47,998
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (245,491)              (1,504,511)               (781,787)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (369,605)              (2,128,024)               (477,786)
NET ASSETS:
 Beginning of year                     2,514,124               13,131,758               7,240,118
                                    ------------            -------------            ------------
 End of year                          $2,144,519              $11,003,734              $6,762,332
                                    ============            =============            ============

(f)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(g)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(i)  Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9)                $309,425
 Net realized gain (loss) on
  security transactions                   77                   85,130
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (142)                (310,841)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (74)                  83,714
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                48                       70
 Net transfers                           (44)                  85,257
 Surrenders for benefit
  payments and fees                      (23)              (1,050,852)
 Other transactions                       --                       (3)
 Death benefits                           --                 (286,587)
 Net annuity transactions                 --                   (8,369)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (19)              (1,260,484)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             (93)              (1,176,770)
NET ASSETS:
 Beginning of year                     2,232                7,620,940
                                     -------            -------------
 End of year                          $2,139               $6,444,170
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,145                 $(8,719)                $(7,929)              $106
 Net realized gain (loss) on
  security transactions                   127,834                  13,593                   6,502                  2
 Net realized gain on
  distributions                                --                      --                      --                 16
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (334,999)               (277,687)               (145,718)              (179)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (175,020)               (272,813)               (147,145)               (55)
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,214                      --                     220                 --
 Net transfers                           (424,382)                (78,519)                (47,367)                --
 Surrenders for benefit
  payments and fees                    (1,054,944)                (89,058)               (152,508)               (28)
 Other transactions                           317                      --                       1                 --
 Death benefits                           (13,829)                   (384)                 (4,067)                --
 Net annuity transactions                    (483)                   (677)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,490,107)               (168,638)               (203,721)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                           (1,665,127)               (441,451)               (350,866)               (83)
NET ASSETS:
 Beginning of year                      7,194,570               1,628,953               1,912,737              2,536
                                    -------------            ------------            ------------            -------
 End of year                           $5,529,443              $1,187,502              $1,561,871             $2,453
                                    =============            ============            ============            =======

                                                      HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL
                                 ADVISERS           RETURN BOND          APPRECIATION
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $48,913          $(4,755,458)           $(308,658)
 Net realized gain (loss) on
  security transactions              115,233            1,118,458            1,105,651
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (64,732)          23,839,311           (6,235,249)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          99,414           20,202,311           (5,438,256)
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            85,260            1,695,357              327,092
 Net transfers                        25,909            1,331,796             (722,569)
 Surrenders for benefit
  payments and fees               (1,837,611)         (34,407,378)          (4,240,190)
 Other transactions                      130                1,226                  149
 Death benefits                     (225,036)          (6,474,453)            (231,937)
 Net annuity transactions                 --               10,365                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,951,348)         (37,843,087)          (4,867,455)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (1,851,934)         (17,640,776)         (10,305,711)
NET ASSETS:
 Beginning of year                29,644,051          383,128,937           45,322,349
                               -------------       --------------       --------------
 End of year                     $27,792,117         $365,488,161          $35,016,638
                               =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                       OMEGA               EQUITY-INCOME
                                    GROWTH FUND              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,762)                $419,502
 Net realized gain (loss) on
  security transactions                   4,162               (2,000,714)
 Net realized gain on
  distributions                           2,323                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (23,115)               1,304,742
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (21,392)                (276,470)
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  223,379
 Net transfers                          (25,583)                (929,663)
 Surrenders for benefit
  payments and fees                     (43,950)              (4,536,868)
 Other transactions                           2                      (87)
 Death benefits                              --                 (715,074)
 Net annuity transactions                    --                      329
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (69,531)              (5,957,984)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            (90,923)              (6,234,454)
NET ASSETS:
 Beginning of year                      328,571               58,701,280
                                     ----------            -------------
 End of year                           $237,648              $52,466,826
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP              VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(264,973)         $(2,027,630)         $(1,195,313)                $(61,215)
 Net realized gain (loss) on
  security transactions              290,258           (9,365,391)            (184,430)                 328,226
 Net realized gain on
  distributions                       69,010                   --              132,413                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (327,222)             (86,466)          (8,595,998)              (1,037,209)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (232,927)         (11,479,487)          (9,843,328)                (770,198)
                               -------------       --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                            90,856            1,196,514              418,360                   22,457
 Net transfers                      (956,616)         (10,324,942)          (2,426,131)                (440,589)
 Surrenders for benefit
  payments and fees               (1,305,475)         (22,817,791)          (6,028,818)                (482,602)
 Other transactions                       14               (1,571)              (1,104)                    (242)
 Death benefits                     (216,591)          (4,008,349)            (742,649)                 (57,562)
 Net annuity transactions                331               (2,623)                (912)                      --
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,387,481)         (35,958,762)          (8,781,254)                (958,538)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets                      (2,620,408)         (47,438,249)         (18,624,582)              (1,728,736)
NET ASSETS:
 Beginning of year                20,627,962          313,797,647           87,241,344                8,608,324
                               -------------       --------------       --------------            -------------
 End of year                     $18,007,554         $266,359,398          $68,616,762               $6,879,588
                               =============       ==============       ==============            =============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,100)              $1,841                $(43,095)
 Net realized gain (loss) on
  security transactions                   31,359                  (87)                122,877
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (67,120)              (1,331)               (235,617)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (51,861)                 423                (155,835)
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,725                   --                   5,279
 Net transfers                          (181,899)                (569)                (71,313)
 Surrenders for benefit
  payments and fees                      (59,748)                  (1)               (536,200)
 Other transactions                           --                   --                     (58)
 Death benefits                           (9,231)                  --                  (6,756)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (249,153)                (570)               (609,048)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                            (301,014)                (147)               (764,883)
NET ASSETS:
 Beginning of year                     1,191,506               38,822               2,675,550
                                    ------------            ---------            ------------
 End of year                            $890,492              $38,675              $1,910,667
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH            GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,355,487               $(15,004)
 Net realized gain (loss) on
  security transactions             (4,272,827)                 3,394
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,816,616               (100,464)
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (100,724)              (112,074)
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                           1,198,388                 10,143
 Net transfers                      (6,116,139)               156,455
 Surrenders for benefit
  payments and fees                (18,934,486)               (39,661)
 Other transactions                         35                     --
 Death benefits                     (3,561,276)                (5,870)
 Net annuity transactions               11,527                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (27,401,951)               121,067
                                --------------            -----------
 Net increase (decrease) in
  net assets                       (27,502,675)                 8,993
NET ASSETS:
 Beginning of year                 262,568,884                973,533
                                --------------            -----------
 End of year                      $235,066,209               $982,526
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                     HARTFORD
                                      HARTFORD           DISCIPLINED           HARTFORD                  GROWTH
                                    GLOBAL GROWTH           EQUITY              GROWTH                OPPORTUNITIES
                                      HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,449)           $(591,893)          $(145,425)               $(568,354)
 Net realized gain (loss) on
  security transactions                  (171,801)          (3,055,901)             24,069                 (892,099)
 Net realized gain on
  distributions                                --                   --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (594,507)           3,977,102          (1,012,046)              (2,232,406)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (846,757)             329,308          (1,133,402)              (3,692,859)
                                    -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  4,162              726,656              38,702                  260,224
 Net transfers                           (408,069)         (11,628,310)            246,709                  (89,494)
 Surrenders for benefit
  payments and fees                      (396,278)         (14,182,074)           (820,395)              (2,833,524)
 Other transactions                           (83)                 469                 (82)                    (347)
 Death benefits                           (18,326)          (2,346,003)           (199,218)                (357,851)
 Net annuity transactions                      --                3,283                  --                       --
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (818,594)         (27,425,979)           (734,284)              (3,020,992)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                           (1,665,351)         (27,096,671)         (1,867,686)              (6,713,851)
NET ASSETS:
 Beginning of year                      6,072,773          162,001,771          11,236,843               39,046,526
                                    -------------       --------------       -------------            -------------
 End of year                           $4,407,422         $134,905,100          $9,369,157              $32,332,675
                                    =============       ==============       =============            =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,072,105                 $20,242          $(1,097,068)
 Net realized gain (loss) on
  security transactions            1,110,483                  83,073              431,297
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,727)                (76,226)         (11,092,938)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,433,861                  27,089          (11,758,709)
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           193,971                  66,439              435,027
 Net transfers                       260,819                 424,784              723,808
 Surrenders for benefit
  payments and fees               (4,766,978)               (508,504)          (6,372,349)
 Other transactions                   (1,655)                      9                  (36)
 Death benefits                     (862,120)                 (5,454)            (974,116)
 Net annuity transactions               (933)                     --                  668
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,176,896)                (22,726)          (6,186,998)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                      (3,743,035)                  4,363          (17,945,707)
NET ASSETS:
 Beginning of year                45,246,482               7,565,892           82,520,880
                               -------------            ------------       --------------
 End of year                     $41,503,447              $7,570,255          $64,575,173
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,350)               $(30,910)
 Net realized gain (loss) on
  security transactions                    60,220                 (12,440)
 Net realized gain on
  distributions                           330,969                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (507,066)               (189,468)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (181,227)               (232,818)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  9,320                  10,890
 Net transfers                            233,176                  86,180
 Surrenders for benefit
  payments and fees                      (226,399)               (163,876)
 Other transactions                             8                       3
 Death benefits                           (46,769)                 (3,801)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (30,664)                (70,604)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (211,891)               (303,422)
NET ASSETS:
 Beginning of year                      4,437,615               2,326,755
                                     ------------            ------------
 End of year                           $4,225,724              $2,023,333
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD               HARTFORD           HARTFORD
                                MONEY MARKET           SMALL COMPANY         SMALLCAP GROWTH         STOCK
                                  HLS FUND               HLS FUND               HLS FUND           HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,081,556)             $(325,995)             $(310,945)          $(29,442)
 Net realized gain (loss) on
  security transactions                    --                241,569                185,597           (516,514)
 Net realized gain on
  distributions                            --                     --                     --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (846,042)                42,949            185,892
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,081,556)              (930,468)               (82,399)          (360,064)
                               --------------          -------------          -------------      -------------
UNIT TRANSACTIONS:
 Purchases                          1,095,395                 95,515                105,255            104,964
 Net transfers                     26,166,574               (617,386)             1,008,924           (666,669)
 Surrenders for benefit
  payments and fees               (27,524,104)            (1,588,639)            (1,455,596)          (869,601)
 Other transactions                    (1,448)                  (372)                    65                 10
 Death benefits                    (3,237,865)              (522,832)              (251,148)          (131,114)
 Net annuity transactions              (9,082)                    --                     --                 --
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,510,530)            (2,633,714)              (592,500)        (1,562,410)
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets                       (4,592,086)            (3,564,182)              (674,899)        (1,922,474)
NET ASSETS:
 Beginning of year                 73,364,886             23,627,836             20,649,609         14,765,737
                               --------------          -------------          -------------      -------------
 End of year                      $68,772,800            $20,063,654            $19,974,710        $12,843,263
                               ==============          =============          =============      =============

                                      HARTFORD
                                  U.S. GOVERNMENT        HARTFORD          AMERICAN FUNDS
                                     SECURITIES            VALUE                BOND
                                      HLS FUND           HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,592,655           $108,025               $203
 Net realized gain (loss) on
  security transactions                  (472,252)           522,204                 26
 Net realized gain on
  distributions                                --                 --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,379,630         (2,240,367)               334
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,500,033         (1,610,138)               567
                                   --------------      -------------          ---------
UNIT TRANSACTIONS:
 Purchases                                653,607            256,930                288
 Net transfers                         (2,857,240)          (869,908)              (480)
 Surrenders for benefit
  payments and fees                   (13,639,537)        (4,010,315)              (143)
 Other transactions                           376               (646)                --
 Death benefits                        (2,275,131)          (784,258)                --
 Net annuity transactions                  (1,590)               (80)                --
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (18,119,515)        (5,408,277)              (335)
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets                          (13,619,482)        (7,018,415)               232
NET ASSETS:
 Beginning of year                    141,343,984         55,135,528             10,916
                                   --------------      -------------          ---------
 End of year                         $127,724,502        $48,117,113            $11,148
                                   ==============      =============          =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL        AMERICAN FUNDS
                                  CAPITALIZATION           GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                  $(68)
 Net realized gain (loss) on
  security transactions                   --                   135
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (15)                 (398)
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (15)                 (331)
                                       -----               -------
UNIT TRANSACTIONS:
 Purchases                                --                   168
 Net transfers                            --                  (181)
 Surrenders for benefit
  payments and fees                       (1)                  (80)
 Other transactions                       --                    --
 Death benefits                           --                    --
 Net annuity transactions                 --                    --
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (1)                  (93)
                                       -----               -------
 Net increase (decrease) in
  net assets                             (16)                 (424)
NET ASSETS:
 Beginning of year                        74                 7,160
                                       -----               -------
 End of year                             $58                $6,736
                                       =====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS        HUNTINGTON VA           HUNTINGTON VA
                                 INTERNATIONAL            INCOME                 DIVIDEND             HUNTINGTON VA
                                   HLS FUND            EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $32                 $22,575                 $64,070                $(19,544)
 Net realized gain (loss) on
  security transactions                   4                 (86,725)               (116,275)                (13,676)
 Net realized gain on
  distributions                          --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (755)                164,794                 229,317                 (29,886)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (719)                100,644                 177,112                 (63,106)
                                    -------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              120                   6,538                  24,346                  23,011
 Net transfers                          653                  (7,685)                 96,080                  31,038
 Surrenders for benefit
  payments and fees                     (58)               (196,529)               (512,194)               (170,020)
 Other transactions                      --                      (1)                     (2)                   (416)
 Death benefits                          --                 (18,449)                (39,348)                 (1,377)
 Net annuity transactions                --                      --                      --                      --
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     715                (216,126)               (431,118)               (117,764)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (4)               (115,482)               (254,006)               (180,870)
NET ASSETS:
 Beginning of year                    4,744               1,832,843               3,382,253               1,605,402
                                    -------            ------------            ------------            ------------
 End of year                         $4,740              $1,717,361              $3,128,247              $1,424,532
                                    =======            ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,497)               $(28,407)               $(9,666)
 Net realized gain (loss) on
  security transactions                   12,358                (194,644)               (17,010)
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,655)                (52,357)                73,528
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (77,794)               (275,408)                46,852
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                17,841                  12,628                  1,224
 Net transfers                            (5,001)                (44,167)                 1,204
 Surrenders for benefit
  payments and fees                     (247,630)               (271,046)              (107,634)
 Other transactions                           --                       6                      1
 Death benefits                          (19,150)                (77,525)                (7,822)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (253,940)               (380,104)              (113,027)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (331,734)               (655,512)               (66,175)
NET ASSETS:
 Beginning of year                     2,341,593               2,249,585                880,737
                                    ------------            ------------            -----------
 End of year                          $2,009,859              $1,594,073               $814,562
                                    ============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND           MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,214)               $(7,544)
 Net realized gain (loss) on
  security transactions                   (30,979)               (38,837)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (237,138)                27,252
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (277,331)               (19,129)
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 13,558                  5,624
 Net transfers                            (47,556)                (7,704)
 Surrenders for benefit
  payments and fees                      (289,262)               (72,002)
 Other transactions                             3                      2
 Death benefits                          (100,718)               (32,828)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (423,975)              (106,908)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (701,306)              (126,037)
NET ASSETS:
 Beginning of year                      2,555,062                924,344
                                     ------------            -----------
 End of year                           $1,853,756               $798,307
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                LORD ABBETT             LORD ABBETT
                                      MORTGAGE             HUNTINGTON VA        FUNDAMENTAL               CAPITAL
                                  SECURITIES FUND            SITUS FUND         EQUITY FUND            STRUCTURE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,331                $(59,987)          $(133,813)                $66,739
 Net realized gain (loss) on
  security transactions                   24,203                  22,203              14,944                 (28,685)
 Net realized gain on
  distributions                               --                      --             326,220                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             27,987                 (18,277)           (915,997)               (136,632)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              55,521                 (56,061)           (708,646)                (98,578)
                                    ------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                12,416                  24,001              20,014                  36,713
 Net transfers                          (149,768)               (226,541)            791,439                 337,507
 Surrenders for benefit
  payments and fees                     (212,830)               (569,848)           (624,775)               (454,197)
 Other transactions                           --                      (4)                 (8)                     18
 Death benefits                               --                 (55,072)            (13,826)                (90,973)
 Net annuity transactions                     --                      --                  --                      --
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (350,182)               (827,464)            172,844                (170,932)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets                            (294,661)               (883,525)           (535,802)               (269,510)
NET ASSETS:
 Beginning of year                     1,513,600               4,498,742          10,216,834               5,739,828
                                    ------------            ------------       -------------            ------------
 End of year                          $1,218,939              $3,615,217          $9,681,032              $5,470,318
                                    ============            ============       =============            ============

                                     LORD ABBETT         LORD ABBETT          LORD ABBETT
                                   BOND-DEBENTURE         GROWTH AND            CLASSIC
                                        FUND             INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,002,409            $(743,728)           $(49,747)
 Net realized gain (loss) on
  security transactions                   241,801           (3,829,171)            248,131
 Net realized gain on
  distributions                           338,505                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,290,510)          (2,972,342)           (782,419)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,292,205           (7,545,241)           (584,035)
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                158,708              395,345              12,454
 Net transfers                          4,241,578           (4,353,278)            (89,510)
 Surrenders for benefit
  payments and fees                    (4,155,656)          (7,761,347)           (600,715)
 Other transactions                           (20)                  95                  (5)
 Death benefits                          (399,938)          (1,510,807)            (49,267)
 Net annuity transactions                      --               (2,665)               (350)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (155,328)         (13,232,657)           (727,393)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,136,877          (20,777,898)         (1,311,428)
NET ASSETS:
 Beginning of year                     45,820,745          111,678,984           6,784,541
                                    -------------       --------------       -------------
 End of year                          $46,957,622          $90,901,086          $5,473,113
                                    =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     MFS(R) CORE              MFS(R)
                                     EQUITY FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,735)               $(7,096)
 Net realized gain (loss) on
  security transactions                   30,172                 27,740
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (37,021)               (26,793)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (8,584)                (6,149)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    264
 Net transfers                           (41,324)               (69,119)
 Surrenders for benefit
  payments and fees                      (49,402)               (79,951)
 Other transactions                           (5)                    --
 Death benefits                             (818)                  (446)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (91,549)              (149,252)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                            (100,133)              (155,401)
NET ASSETS:
 Beginning of year                       323,423                548,414
                                     -----------            -----------
 End of year                            $223,290               $393,013
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS     MFS(R) TOTAL             MFS(R)
                                    STOCK FUND            TRUST FUND         RETURN FUND           VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,592)               $(7,089)            $46,669                $18
 Net realized gain (loss) on
  security transactions                (11,352)                34,805              35,071                 66
 Net realized gain on
  distributions                             --                     --                  --                 27
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,083                (55,283)            (71,784)              (179)
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,861)               (27,567)              9,956                (68)
                                    ----------            -----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    500                  --                168
 Net transfers                          28,455                (69,825)           (248,100)               (39)
 Surrenders for benefit
  payments and fees                    (14,906)               (87,079)         (1,339,484)               (81)
 Other transactions                         (2)                     2                 275                 --
 Death benefits                             --                 (2,907)           (276,381)                --
 Net annuity transactions                   --                     --              (6,375)                --
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,547               (159,309)         (1,870,065)                48
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets                             5,686               (186,876)         (1,860,109)               (20)
NET ASSETS:
 Beginning of year                     283,843                830,607           7,683,114              6,957
                                    ----------            -----------       -------------            -------
 End of year                          $289,529               $643,731          $5,823,005             $6,937
                                    ==========            ===========       =============            =======

                                      INVESCO
                                  VAN KAMPEN V.I.           UIF CORE PLUS           UIF EMERGING
                                     EQUITY AND             FIXED INCOME            MARKETS DEBT
                                    INCOME FUND               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (J)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $48,299                 $103,428                $13,209
 Net realized gain (loss) on
  security transactions                  457,521                 (171,336)                12,414
 Net realized gain on
  distributions                            3,014                       --                  7,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (660,040)                 302,620                  3,574
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (151,206)                 234,712                 37,135
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    6,964                     --
 Net transfers                          (121,922)                (597,157)                49,120
 Surrenders for benefit
  payments and fees                     (518,959)              (1,686,178)              (226,841)
 Other transactions                           18                      (21)                    (1)
 Death benefits                         (102,125)                 (91,605)                (4,262)
 Net annuity transactions                (10,747)                      --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (753,735)              (2,367,997)              (181,984)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                            (904,941)              (2,133,285)              (144,849)
NET ASSETS:
 Beginning of year                     4,659,896                7,517,213                754,774
                                    ------------            -------------            -----------
 End of year                          $3,754,955               $5,383,928               $609,925
                                    ============            =============            ===========

(j) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     UIF EMERGING         UIF MID CAP
                                    MARKETS EQUITY          GROWTH
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(319,769)          $(161,642)
 Net realized gain (loss) on
  security transactions                    655,001             229,393
 Net realized gain on
  distributions                                 --               5,212
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,995,409)         (1,044,601)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,660,177)           (971,638)
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 125,554              32,646
 Net transfers                          (1,621,847)           (682,461)
 Surrenders for benefit
  payments and fees                     (1,960,953)           (948,373)
 Other transactions                           (129)                 (9)
 Death benefits                           (255,879)            (74,064)
 Net annuity transactions                  (11,097)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,724,351)         (1,672,261)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (9,384,528)         (2,643,899)
NET ASSETS:
 Beginning of year                      31,776,607          13,785,858
                                     -------------       -------------
 End of year                           $22,392,079         $11,141,959
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       MORGAN STANLEY          MORGAN STANLEY
                                   VAN KAMPEN V.I.          MORGAN STANLEY             MULTI CAP                MID CAP
                                       MID CAP               FOCUS GROWTH                GROWTH                  GROWTH
                                     VALUE FUND                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (K)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(112,046)               $(116,044)               $(31,939)               $(29,422)
 Net realized gain (loss) on
  security transactions                    66,811                  429,887                  77,551                 171,010
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (57,132)                (806,118)               (217,884)               (341,586)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (102,367)                (492,275)               (172,272)               (199,998)
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 39,810                    1,850                      --                   2,510
 Net transfers                           (769,276)                (307,224)               (131,502)                 21,579
 Surrenders for benefit
  payments and fees                    (1,283,253)              (1,027,541)               (347,200)               (315,885)
 Other transactions                           218                      403                      (4)                     (6)
 Death benefits                          (122,560)                 (83,542)                 (6,176)                 (9,187)
 Net annuity transactions                  (6,732)                 (14,716)                 (3,004)                 (4,065)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,141,793)              (1,430,770)               (487,886)               (305,054)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (2,244,160)              (1,923,045)               (660,158)               (505,052)
NET ASSETS:
 Beginning of year                     13,078,497                8,434,147               2,360,237               2,685,586
                                    -------------            -------------            ------------            ------------
 End of year                          $10,834,337               $6,511,102              $1,700,079              $2,180,534
                                    =============            =============            ============            ============


                                   MORGAN STANLEY          MORGAN STANLEY          MORGAN STANLEY
                                  FLEXIBLE INCOME              GROWTH               MONEY MARKET
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (L)            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $85,305                $(26,751)               $(120,347)
 Net realized gain (loss) on
  security transactions                  (70,156)                155,327                       --
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,938                (194,890)                      --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              50,087                 (66,314)                (120,347)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                12,922                   2,000                       --
 Net transfers                           (19,073)               (201,613)               2,768,947
 Surrenders for benefit
  payments and fees                     (151,100)               (134,178)              (3,992,668)
 Other transactions                           (1)                     13                      243
 Death benefits                          (35,016)                (50,486)                (138,824)
 Net annuity transactions                   (885)                 (1,742)                 (17,253)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (193,153)               (386,006)              (1,379,555)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (143,066)               (452,320)              (1,499,902)
NET ASSETS:
 Beginning of year                     1,852,359               1,875,938                8,307,990
                                    ------------            ------------            -------------
 End of year                          $1,709,293              $1,423,618               $6,808,088
                                    ============            ============            =============

(k) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(l) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MORGAN STANLEY        INVESCO V.I. SELECT
                                        GLOBAL                DIMENSIONS
                                    INFRASTRUCTURE         EQUALLY WEIGHTED
                                      PORTFOLIO              S&P 500 FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $34,654                  $(5,245)
 Net realized gain (loss) on
  security transactions                    92,128                   76,949
 Net realized gain on
  distributions                           163,400                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              61,630                 (225,466)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,812                 (153,762)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    3,900
 Net transfers                             53,444                 (446,408)
 Surrenders for benefit
  payments and fees                      (316,803)              (1,365,474)
 Other transactions                         1,512                       35
 Death benefits                           (64,618)                 (99,552)
 Net annuity transactions                (111,668)                  41,428
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (438,133)              (1,866,071)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (86,321)              (2,019,833)
NET ASSETS:
 Beginning of year                      2,668,455                9,472,091
                                     ------------            -------------
 End of year                           $2,582,134               $7,452,258
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             MTB MANAGED
                                    UIF SMALL           UIF GLOBAL            ALLOCATION           OPPENHEIMER
                                 COMPANY GROWTH          FRANCHISE         FUND -- MODERATE      SMALL-& MID-CAP
                                    PORTFOLIO            PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,114               $7,710                $7,872              $(71,445)
 Net realized gain (loss) on
  security transactions                 12,125               56,511               (18,883)              (76,655)
 Net realized gain on
  distributions                             --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (63,826)             (22,563)             (166,704)             (100,430)
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (43,587)              41,658              (177,715)             (248,530)
                                   -----------          -----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 500                   --                   141                25,928
 Net transfers                         (78,660)              50,976               (71,178)            2,791,081
 Surrenders for benefit
  payments and fees                   (117,790)            (274,353)             (233,923)             (312,480)
 Other transactions                          8                    1                   (17)                   37
 Death benefits                             --                 (248)              (25,667)             (223,458)
 Net annuity transactions                   --                   --                    --                    --
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (195,942)            (223,624)             (330,644)            2,281,108
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets                          (239,529)            (181,966)             (508,359)            2,032,578
NET ASSETS:
 Beginning of year                     475,511              642,228             2,952,730             3,195,386
                                   -----------          -----------          ------------          ------------
 End of year                          $235,982             $460,262            $2,444,371            $5,227,964
                                   ===========          ===========          ============          ============

                                OPPENHEIMER
                                  CAPITAL              OPPENHEIMER             OPPENHEIMER
                               APPRECIATION         GLOBAL SECURITIES          MAIN STREET
                                  FUND/VA                FUND/VA               FUND(R)/VA
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(602,428)              $(542,314)              $(83,309)
 Net realized gain (loss) on
  security transactions             (254,726)             (3,886,122)              (292,035)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (212,268)            (10,598,325)               220,414
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,069,422)            (15,026,761)              (154,930)
                               -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           208,874                 686,633                 19,797
 Net transfers                    (2,658,281)             (4,157,839)              (165,990)
 Surrenders for benefit
  payments and fees               (3,868,076)            (11,853,120)              (955,754)
 Other transactions                     (293)                 (1,163)                    51
 Death benefits                     (740,106)             (2,254,326)               (88,796)
 Net annuity transactions                329                  (2,670)                    --
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,057,553)            (17,582,485)            (1,190,692)
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets                      (8,126,975)            (32,609,246)            (1,345,622)
NET ASSETS:
 Beginning of year                47,862,510             169,274,589              8,678,561
                               -------------          --------------          -------------
 End of year                     $39,735,535            $136,665,343             $7,332,939
                               =============          ==============          =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                     MAIN STREET         PUTNAM VT
                                  SMALL- & MID-CAP      DIVERSIFIED
                                       FUND/VA          INCOME FUND
                                   SUB-ACCOUNT (M)      SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(610,333)        $3,983,275
 Net realized gain (loss) on
  security transactions                  (410,662)           (73,979)
 Net realized gain on
  distributions                                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (601,771)        (6,003,907)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,622,766)        (2,094,611)
                                    -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                273,314            109,456
 Net transfers                         (2,513,371)         1,325,917
 Surrenders for benefit
  payments and fees                    (4,816,001)        (3,713,918)
 Other transactions                          (236)              (209)
 Death benefits                          (803,642)          (750,066)
 Net annuity transactions                     985               (415)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,858,951)        (3,029,235)
                                    -------------      -------------
 Net increase (decrease) in
  net assets                           (9,481,717)        (5,123,846)
NET ASSETS:
 Beginning of year                     61,538,635         49,092,596
                                    -------------      -------------
 End of year                          $52,056,918        $43,968,750
                                    =============      =============

(m) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT             PUTNAM VT         PUTNAM VT
                                   GLOBAL ASSET            GROWTH AND           INTERNATIONAL     INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND           VALUE FUND        EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $217,089               $(10,484)              $6,523            $829,202
 Net realized gain (loss) on
  security transactions                   (7,072)               (55,882)             (19,146)         (1,830,571)
 Net realized gain on
  distributions                               --                     --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (375,419)              (221,350)            (122,536)         (7,433,252)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (165,402)              (287,716)            (135,159)         (8,434,621)
                                   -------------          -------------          -----------      --------------
UNIT TRANSACTIONS:
 Purchases                                13,192                  1,241                2,032             210,108
 Net transfers                         1,083,261                 14,771              283,384           3,319,444
 Surrenders for benefit
  payments and fees                     (712,442)              (294,931)             (60,211)         (4,134,111)
 Other transactions                           --                      1                   --                (106)
 Death benefits                          (38,532)                (7,838)                  --            (679,946)
 Net annuity transactions                     --                     --                   --               1,020
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      345,479               (286,756)             225,205          (1,283,591)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets                             180,077               (574,472)              90,046          (9,718,212)
NET ASSETS:
 Beginning of year                     7,570,946              4,733,957              719,439          50,746,015
                                   -------------          -------------          -----------      --------------
 End of year                          $7,751,023             $4,159,485             $809,485         $41,027,803
                                   =============          =============          ===========      ==============

                                                                 PUTNAM VT          PUTNAM VT
                                         PUTNAM VT               MULTI-CAP          SMALL CAP
                                       INVESTORS FUND           GROWTH FUND         VALUE FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(92,418)              $(11,408)          $(370,186)
 Net realized gain (loss) on
  security transactions                       (27,828)                30,344          (3,443,485)
 Net realized gain on
  distributions                                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (150,270)               (76,558)          1,765,993
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 (270,516)               (57,622)         (2,047,678)
                                       --------------          -------------      --------------
UNIT TRANSACTIONS:
 Purchases                                    108,491                    785             139,270
 Net transfers                               (485,375)              (204,840)         (2,083,069)
 Surrenders for benefit
  payments and fees                        (2,328,901)               (37,731)         (3,059,065)
 Other transactions                              (673)                    (1)               (163)
 Death benefits                              (522,154)                    --            (413,720)
 Net annuity transactions                          --                     --                 768
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (3,228,612)              (241,787)         (5,415,979)
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets                               (3,499,128)              (299,409)         (7,463,657)
NET ASSETS:
 Beginning of year                         29,810,519              1,114,470          41,489,131
                                       --------------          -------------      --------------
 End of year                              $26,311,391               $815,061         $34,025,474
                                       ==============          =============      ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND            VOYAGER FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,808                $(67,532)
 Net realized gain (loss) on
  security transactions                   (73,929)                 (1,979)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             100,932                (858,736)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               45,811                (928,247)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  6,054                   8,945
 Net transfers                          1,123,052                 296,741
 Surrenders for benefit
  payments and fees                      (732,094)               (253,640)
 Other transactions                            (1)                     --
 Death benefits                           (67,719)                (23,388)
 Net annuity transactions                      --                    (378)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       329,292                  28,280
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              375,103                (899,967)
NET ASSETS:
 Beginning of year                      3,825,606               4,696,803
                                     ------------            ------------
 End of year                           $4,200,709              $3,796,836
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                     PUTNAM VT                PIONEER             VAN KAMPEN V.I.
                                       EQUITY                FUND VCT               GROWTH AND
                                    INCOME FUND              PORTFOLIO              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $15,409                $(2,072)               $(161,734)
 Net realized gain (loss) on
  security transactions                  107,634                  4,369                 (351,812)
 Net realized gain on
  distributions                               --                 14,931                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (163,885)               (33,201)                (687,767)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (40,842)               (15,973)              (1,201,313)
                                    ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                28,151                     --                  136,001
 Net transfers                         1,023,133                (81,083)              (1,163,097)
 Surrenders for benefit
  payments and fees                     (577,098)               (60,037)              (3,145,694)
 Other transactions                         (787)                    --                     (407)
 Death benefits                          (35,580)                  (507)                (460,873)
 Net annuity transactions                     --                     --                     (377)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      437,819               (141,627)              (4,634,447)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets                             396,977               (157,600)              (5,835,760)
NET ASSETS:
 Beginning of year                     6,315,710                354,259               36,446,904
                                    ------------            -----------            -------------
 End of year                          $6,712,687               $196,659              $30,611,144
                                    ============            ===========            =============

                                                            INVESCO
                                      INVESCO           VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.           CAPITAL
                                   COMSTOCK FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(98,826)              $(4,384)
 Net realized gain (loss) on
  security transactions              (1,212,355)               15,171
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (315,731)              (22,879)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,626,912)              (12,092)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              170,104                    --
 Net transfers                       (1,410,944)              (32,492)
 Surrenders for benefit
  payments and fees                  (5,061,648)              (17,722)
 Other transactions                        (174)                    1
 Death benefits                        (703,200)                   --
 Net annuity transactions                   435                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (7,005,427)              (50,213)
                                    -----------            ----------
 Net increase (decrease) in
  net assets                         (8,632,339)              (62,305)
NET ASSETS:
 Beginning of year                   54,744,089               234,568
                                    -----------            ----------
 End of year                        $46,111,750              $172,263
                                    ===========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO             WELLS FARGO
                                   VAN KAMPEN V.I.        ADVANTAGE VT
                                       MID CAP            TOTAL RETURN
                                     GROWTH FUND            BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,078)                $599
 Net realized gain (loss) on
  security transactions                   26,264                    1
 Net realized gain on
  distributions                               --                1,815
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (45,232)                 603
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (24,046)               3,018
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                   --
 Net transfers                           (81,497)                  --
 Surrenders for benefit
  payments and fees                      (41,319)                  --
 Other transactions                           --                    5
 Death benefits                               --                   --
 Net annuity transactions                     --                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,816)                   5
                                     -----------            ---------
 Net increase (decrease) in
  net assets                            (146,862)               3,023
NET ASSETS:
 Beginning of year                       321,356               43,993
                                     -----------            ---------
 End of year                            $174,494              $47,016
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO          WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                   INTRINSIC          INTERNATIONAL             SMALL CAP
                                  VALUE FUND           EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(42)               $(16,691)               $(47,573)
 Net realized gain (loss) on
  security transactions                  25                  19,450                 234,385
 Net realized gain on
  distributions                          --                  76,606                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (118)               (323,393)               (326,081)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (135)               (244,028)               (139,269)
                                    -------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   4,703                  19,767
 Net transfers                          (56)                 12,058                (463,991)
 Surrenders for benefit
  payments and fees                      --                (184,337)               (310,864)
 Other transactions                      --                      58                       8
 Death benefits                          --                 (29,695)                (80,086)
 Net annuity transactions                --                      --                      --
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (56)               (197,213)               (835,166)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets                           (191)               (441,241)               (974,435)
NET ASSETS:
 Beginning of year                    3,789               1,958,734               3,727,963
                                    -------            ------------            ------------
 End of year                         $3,598              $1,517,493              $2,753,528
                                    =======            ============            ============

                                     WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,538)               $(1,351)
 Net realized gain (loss) on
  security transactions                   197,799                (61,628)
 Net realized gain on
  distributions                                --                 74,578
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (814,788)               (32,011)
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (673,527)               (20,412)
                                    -------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 32,421                     --
 Net transfers                            (15,324)                 5,567
 Surrenders for benefit
  payments and fees                      (854,421)               (17,746)
 Other transactions                            56                     (1)
 Death benefits                          (170,636)               (34,629)
 Net annuity transactions                      --                     --
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,007,904)               (46,809)
                                    -------------             ----------
 Net increase (decrease) in
  net assets                           (1,681,431)               (67,221)
NET ASSETS:
 Beginning of year                      8,707,476                341,032
                                    -------------             ----------
 End of year                           $7,026,045               $273,811
                                    =============             ==========

(n) Funded as of August 26, 2011.

(o) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $491,063                 $1,096,199
 Net realized gain (loss) on
  security transactions                    (574,017)                (3,234,182)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,586,383                  5,106,403
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,503,429                  2,968,420
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  189,012                    447,957
 Net transfers                              942,200                    729,032
 Surrenders for benefit
  payments and fees                      (6,449,945)                (7,921,553)
 Net annuity transactions                      (346)                        --
 Other                                           --                         51
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,319,079)                (6,744,513)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (1,815,650)                (3,776,093)
NET ASSETS:
 Beginning of year                       45,742,305                101,526,824
                                      -------------             --------------
 End of year                            $43,926,655                $97,750,731
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL           INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO          GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(198,023)                  $111,128                   $22,017                  $32
 Net realized gain (loss) on
  security transactions                   (188,326)                (1,256,594)                   21,845                   10
 Net realized gain on
  distributions                                 --                         --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,738,303                  6,111,371                   530,761                  373
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,351,954                  4,965,905                   574,623                  415
                                     -------------              -------------              ------------              -------
UNIT TRANSACTIONS:
 Purchases                                  28,111                    205,044                    30,412                  120
 Net transfers                           1,332,169                   (142,542)                  449,138                  (63)
 Surrenders for benefit
  payments and fees                     (1,058,861)                (4,396,094)                 (334,780)                 (37)
 Net annuity transactions                       --                         --                        --                   --
 Other                                          --                         --                        --                   --
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        301,419                 (4,333,592)                  144,770                   20
                                     -------------              -------------              ------------              -------
 Net increase (decrease) in
  net assets                             3,653,373                    632,313                   719,393                  435
NET ASSETS:
 Beginning of year                      14,131,217                 50,564,987                 5,172,450                3,454
                                     -------------              -------------              ------------              -------
 End of year                           $17,784,590                $51,197,300                $5,891,843               $3,889
                                     =============              =============              ============              =======

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,935)               $(209,172)                $(57,910)
 Net realized gain (loss) on
  security transactions                   48,857                  359,678                   58,388
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            278,762                2,626,329                1,185,939
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             317,684                2,776,835                1,186,417
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   993                   68,991                   42,789
 Net transfers                           124,976                 (583,026)                (418,032)
 Surrenders for benefit
  payments and fees                     (327,873)              (2,354,793)              (1,743,855)
 Net annuity transactions                      2                   18,813                   24,635
 Other                                        --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,902)              (2,850,015)              (2,094,463)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             115,782                  (73,180)                (908,046)
NET ASSETS:
 Beginning of year                     3,511,626               19,050,838               14,953,246
                                    ------------            -------------            -------------
 End of year                          $3,627,408              $18,977,658              $14,045,200
                                    ============            =============            =============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,635                 $(1,193)
 Net realized gain (loss) on
  security transactions                    296,624                  80,979
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25,496                 318,725
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               340,755                 398,511
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  55,212                  18,900
 Net transfers                            (435,929)                (63,406)
 Surrenders for benefit
  payments and fees                     (1,346,281)               (239,955)
 Net annuity transactions                   13,689                  (5,395)
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,713,309)               (289,856)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,372,554)                108,655
NET ASSETS:
 Beginning of year                       9,460,952               2,182,655
                                     -------------            ------------
 End of year                            $8,088,398              $2,291,310
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          BB&T
                                        BB&T                    BB&T                   BB&T              SPECIAL
                                       MID CAP            CAPITAL MANAGER             SELECT          OPPORTUNITIES
                                     GROWTH VIF              EQUITY VIF             EQUITY VIF         EQUITY VIF
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT          SUB-ACCOUNT (3)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,152)               $1,300                 $(3,303)          $(171,365)
 Net realized gain (loss) on
  security transactions                  (928,857)              (57,665)               (169,071)             36,172
 Net realized gain on
  distributions                                --                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             911,603               154,300                 415,082           1,841,467
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (18,406)               97,935                 242,708           1,706,274
                                    -------------            ----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    84                  18,340              28,469
 Net transfers                         (1,068,308)               34,297                (171,176)           (176,670)
 Surrenders for benefit
  payments and fees                        (4,471)              (47,894)               (154,831)         (1,197,879)
 Net annuity transactions                 (14,862)                   --                      --                  --
 Other                                         --                    --                      39                 195
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,641)              (13,513)               (307,628)         (1,345,885)
                                    -------------            ----------            ------------       -------------
 Net increase (decrease) in
  net assets                           (1,106,047)               84,422                 (64,920)            360,389
NET ASSETS:
 Beginning of year                      1,106,047               721,910               2,579,044          12,771,369
                                    -------------            ----------            ------------       -------------
 End of year                                 $ --              $806,332              $2,514,124         $13,131,758
                                    =============            ==========            ============       =============

                                                                                   WELLS FARGO
                                        BB&T               EVERGREEN VA            ADVANTAGE VT
                                    TOTAL RETURN        DIVERSIFIED CAPITAL           OMEGA
                                      BOND VIF             BUILDER FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (4)       SUB-ACCOUNT (5)(6)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $179,915                 $4,487                $(1,920)
 Net realized gain (loss) on
  security transactions                   29,860               (104,200)                 2,468
 Net realized gain on
  distributions                           12,558                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            218,851                114,588                 41,881
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             441,184                 14,875                 42,429
                                    ------------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 3,013                     --                     --
 Net transfers                           248,764               (425,786)                59,583
 Surrenders for benefit
  payments and fees                     (752,409)                (3,398)               (21,779)
 Net annuity transactions                     --                     --                     --
 Other                                        --                     --                     --
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (500,632)              (429,184)                37,804
                                    ------------            -----------             ----------
 Net increase (decrease) in
  net assets                             (59,448)              (414,309)                80,234
NET ASSETS:
 Beginning of year                     7,299,566                414,309                248,337
                                    ------------            -----------             ----------
 End of year                          $7,240,118                   $ --               $328,571
                                    ============            ===========             ==========

(2)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

(3)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

(4) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(5)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                        CORE               EQUITY-INCOME
                                    EQUITY FUND              PORTFOLIO
                                  SUB-ACCOUNT (7)           SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,868)                 $46,543
 Net realized gain (loss) on
  security transactions                   2,086               (1,213,684)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,306                8,314,837
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,524                7,147,696
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  259,994
 Net transfers                          109,993                  135,975
 Surrenders for benefit
  payments and fees                     (15,512)              (4,740,151)
 Net annuity transactions                    --                       --
 Other                                       --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      94,481               (4,344,182)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            136,005                2,803,514
NET ASSETS:
 Beginning of year                      205,027               55,897,766
                                     ----------            -------------
 End of year                           $341,032              $58,701,280
                                     ==========            =============

(7) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP             VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(259,892)         $(1,321,604)        $(1,094,657)               $(90,159)
 Net realized gain (loss) on
  security transactions             (114,512)          (8,875,237)           (809,195)                  9,776
 Net realized gain on
  distributions                       62,293              132,636             257,845                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,055,707           51,985,182          20,289,426               1,661,003
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,743,596           41,920,977          18,643,419               1,580,620
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           109,652            1,575,565             438,172                  20,753
 Net transfers                       110,441           (7,270,198)           (350,029)                951,095
 Surrenders for benefit
  payments and fees               (1,144,222)         (21,668,863)         (5,900,630)               (406,110)
 Net annuity transactions                 --               (2,504)               (904)                     --
 Other                                    --                  565                  --                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (924,129)         (27,365,435)         (5,813,391)                565,738
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       2,819,467           14,555,542          12,830,028               2,146,358
NET ASSETS:
 Beginning of year                17,808,495          299,242,105          74,411,316               6,461,966
                               -------------       --------------       -------------            ------------
 End of year                     $20,627,962         $313,797,647         $87,241,344              $8,608,324
                               =============       ==============       =============            ============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,960)              $1,942                $(46,264)
 Net realized gain (loss) on
  security transactions                  (44,046)                  18                  53,839
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,265                1,884                 568,261
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              91,259                3,844                 575,836
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,183                   --                  10,203
 Net transfers                           704,312               19,246                (251,073)
 Surrenders for benefit
  payments and fees                      (40,233)                  --                (459,667)
 Net annuity transactions                     --                   --                      --
 Other                                        --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      665,262               19,246                (700,537)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                             756,521               23,090                (124,701)
NET ASSETS:
 Beginning of year                       434,985               15,732               2,800,251
                                    ------------            ---------            ------------
 End of year                          $1,191,506              $38,822              $2,675,550
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7)                $256,007
 Net realized gain (loss) on
  security transactions                   37                   99,537
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            475                  369,631
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             505                  725,175
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                60                   15,914
 Net transfers                           (48)                  (4,774)
 Surrenders for benefit
  payments and fees                      (19)              (1,429,291)
 Net annuity transactions                 --                   40,146
 Other                                    --                       --
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (7)              (1,378,005)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             498                 (652,830)
NET ASSETS:
 Beginning of year                     1,734                8,273,770
                                     -------            -------------
 End of year                          $2,232               $7,620,940
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,272)                  $(191)                $(7,671)                $4
 Net realized gain (loss) on
  security transactions                    60,487                  77,945                  29,131                  3
 Net realized gain on
  distributions                                --                      --                      --                  6
 Net unrealized appreciation
  (depreciation) of
  investments during the year             581,687                 129,145                  68,292                276
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              622,902                 206,899                  89,752                289
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,264                  12,350                     264                 --
 Net transfers                           (202,654)               (133,298)                (13,126)                --
 Surrenders for benefit
  payments and fees                      (922,183)               (176,662)               (243,512)               (28)
 Net annuity transactions                   3,850                   7,476                      --                 --
 Other                                         --                      --                      --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,117,723)               (290,134)               (256,374)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (494,821)                (83,235)               (166,622)               261
NET ASSETS:
 Beginning of year                      7,689,391               1,712,188               2,079,359              2,275
                                    -------------            ------------            ------------            -------
 End of year                           $7,194,570              $1,628,953              $1,912,737             $2,536
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      ADVISERS           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (8)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,223          $10,372,097           $(282,055)
 Net realized gain (loss) on
  security transactions                (1,039,101)           1,043,973             (41,982)
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,810,794           11,110,749           5,716,244
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,774,916           22,526,819           5,392,207
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                190,719            1,865,688             325,919
 Net transfers                          1,184,008           15,864,738           7,367,044
 Surrenders for benefit
  payments and fees                    (2,155,794)         (35,222,233)         (3,652,222)
 Net annuity transactions                      --               39,046                  --
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (781,067)         (17,452,761)          4,040,741
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,993,849            5,074,058           9,432,948
NET ASSETS:
 Beginning of year                     27,650,202          378,054,879          35,889,401
                                    -------------       --------------       -------------
 End of year                          $29,644,051         $383,128,937         $45,322,349
                                    =============       ==============       =============

(8) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH           GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (9)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,179,532                  $238
 Net realized gain (loss) on
  security transactions             (4,194,275)               20,642
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       30,433,686                81,482
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        27,418,943               102,362
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                           1,700,821                   460
 Net transfers                         162,848               305,812
 Surrenders for benefit
  payments and fees                (18,793,148)              (97,219)
 Net annuity transactions               (1,371)                   --
 Other                                      --                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (16,930,850)              209,053
                                --------------            ----------
 Net increase (decrease) in
  net assets                        10,488,093               311,415
NET ASSETS:
 Beginning of year                 252,080,791               662,118
                                --------------            ----------
 End of year                      $262,568,884              $973,533
                                ==============            ==========

(9)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                     HARTFORD
                                      HARTFORD          DISCIPLINED                HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY                   GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND                 HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (10)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(68,489)           $(343,806)               $(146,432)          $(553,363)
 Net realized gain (loss) on
  security transactions                 (321,967)          (4,833,812)                (428,663)         (1,853,745)
 Net realized gain on
  distributions                               --                   --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,013,042           23,696,964                2,247,071           7,736,831
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             622,586           18,519,346                1,671,976           5,329,723
                                    ------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                25,843              608,662                   55,954             242,765
 Net transfers                            23,589           (4,803,549)                (941,664)         (2,374,390)
 Surrenders for benefit
  payments and fees                     (322,400)         (13,549,006)                (668,126)         (2,579,257)
 Net annuity transactions                     --                   --                       --                  --
 Other                                        --                   --                       --                  --
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (272,968)         (17,743,893)              (1,553,836)         (4,710,882)
                                    ------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                             349,618              775,453                  118,140             618,841
NET ASSETS:
 Beginning of year                     5,723,155          161,226,318               11,118,703          38,427,685
                                    ------------       --------------            -------------       -------------
 End of year                          $6,072,773         $162,001,771              $11,236,843         $39,046,526
                                    ============       ==============            =============       =============

                                                                                   HARTFORD
                                 HARTFORD                 HARTFORD              INTERNATIONAL
                                HIGH YIELD                 INDEX                OPPORTUNITIES
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (11)(12)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(372,664)                $19,370                  $(84,208)
 Net realized gain (loss) on
  security transactions              534,320                  39,096               (19,649,490)
 Net realized gain on
  distributions                           --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,685,543                 844,976                29,097,632
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,847,199                 903,442                 9,363,934
                               -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                           105,954                  71,031                   442,789
 Net transfers                     2,558,083                 342,054                (4,034,575)
 Surrenders for benefit
  payments and fees               (3,264,714)               (854,181)               (6,100,075)
 Net annuity transactions            (40,914)                     --                        --
 Other                                    --                      --                        --
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (641,591)               (441,096)               (9,691,861)
                               -------------            ------------            --------------
 Net increase (decrease) in
  net assets                       5,205,608                 462,346                  (327,927)
NET ASSETS:
 Beginning of year                40,040,874               7,103,546                82,848,807
                               -------------            ------------            --------------
 End of year                     $45,246,482              $7,565,892               $82,520,880
                               =============            ============            ==============

(10) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(11) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(12) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                     SMALL/MID CAP               HARTFORD
                                        EQUITY                 MIDCAP VALUE
                                       HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (13)        SUB-ACCOUNT (14)(15)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(36,369)                 $(4,487)
 Net realized gain (loss) on
  security transactions                     52,746                  252,559
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              658,345                  132,594
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               674,722                  380,666
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                  65,499                    1,636
 Net transfers                          (2,191,417)                 693,760
 Surrenders for benefit
  payments and fees                       (270,702)                (188,162)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,396,620)                 507,234
                                     -------------             ------------
 Net increase (decrease) in
  net assets                            (1,721,898)                 887,900
NET ASSETS:
 Beginning of year                       6,159,513                1,438,855
                                     -------------             ------------
 End of year                            $4,437,615               $2,326,755
                                     =============             ============

(13) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(14) Funded July 30, 2010.

(15) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,255,954)               $(304,621)               $(260,228)           $(55,561)
 Net realized gain (loss) on
  security transactions                    (2)                (187,304)                (272,661)           (543,902)
 Net realized gain on
  distributions                            --                       --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               3                4,907,051                5,565,889           2,320,233
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,255,953)               4,415,126                5,033,000           1,720,770
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,395,842                  106,271                  271,061             112,288
 Net transfers                     (9,070,648)                (329,251)                (645,111)           (909,872)
 Surrenders for benefit
  payments and fees               (26,606,328)              (1,453,727)              (1,421,162)           (898,651)
 Net annuity transactions               6,502                       --                       --                  --
 Other                                  5,655                       --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (34,268,977)              (1,676,707)              (1,795,212)         (1,696,235)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                      (35,524,930)               2,738,419                3,237,788              24,535
NET ASSETS:
 Beginning of year                108,889,816               20,889,417               17,411,821          14,741,202
                               --------------            -------------            -------------       -------------
 End of year                      $73,364,886              $23,627,836              $20,649,609         $14,765,737
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT              HARTFORD            AMERICAN FUNDS
                                      SECURITIES                  VALUE                  BOND
                                       HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (16)(17)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,086,005                 $(59,989)                $127
 Net realized gain (loss) on
  security transactions                    260,954               (7,927,002)                  41
 Net realized gain on
  distributions                                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (843,093)              14,464,250                  342
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,503,866                6,477,259                  510
                                    --------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 923,006                  315,268                  360
 Net transfers                             987,220               (2,591,059)                 372
 Surrenders for benefit
  payments and fees                    (15,497,571)              (4,038,703)                (125)
 Net annuity transactions                    8,096                  (13,642)                  --
 Other                                          --                       --                   --
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,579,249)              (6,328,136)                 607
                                    --------------            -------------            ---------
 Net increase (decrease) in
  net assets                           (10,075,383)                 149,123                1,117
NET ASSETS:
 Beginning of year                     151,419,367               54,986,405                9,799
                                    --------------            -------------            ---------
 End of year                          $141,343,984              $55,135,528              $10,916
                                    ==============            =============            =========

(16) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(17) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1)                 $(31)
 Net realized gain (loss) on
  security transactions                  --                    47
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13                 1,076
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             12                 1,092
                                       ----               -------
UNIT TRANSACTIONS:
 Purchases                               --                   210
 Net transfers                            1                   (84)
 Surrenders for benefit
  payments and fees                      --                   (68)
 Net annuity transactions                --                    --
 Other                                   --                    --
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1                    58
                                       ----               -------
 Net increase (decrease) in
  net assets                             13                 1,150
NET ASSETS:
 Beginning of year                       61                 6,010
                                       ----               -------
 End of year                            $74                $7,160
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1)                 $24,411                 $96,037                $(20,947)
 Net realized gain (loss) on
  security transactions                   31                 (130,077)               (188,622)                (86,267)
 Net realized gain on
  distributions                           15                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255                  286,282                 520,363                 228,713
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             300                  180,616                 427,778                 121,499
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               150                    8,798                  34,573                  24,999
 Net transfers                           144                  (21,337)               (105,698)               (142,427)
 Surrenders for benefit
  payments and fees                      (45)                (278,328)               (511,237)               (148,494)
 Net annuity transactions                 --                       --                      --                      --
 Other                                    --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      249                 (290,867)               (582,362)               (265,922)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             549                 (110,251)               (154,584)               (144,423)
NET ASSETS:
 Beginning of year                     4,195                1,943,094               3,536,837               1,749,825
                                     -------             ------------            ------------            ------------
 End of year                          $4,744               $1,832,843              $3,382,253              $1,605,402
                                     =======             ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,417)               $(29,103)              $(2,895)
 Net realized gain (loss) on
  security transactions                  (29,655)               (174,692)              (24,566)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            478,476                 501,612                74,953
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             432,404                 297,817                47,492
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                16,026                  19,922                78,944
 Net transfers                          (104,553)               (137,760)              (26,854)
 Surrenders for benefit
  payments and fees                     (193,337)               (228,354)              (55,539)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (281,864)               (346,192)               (3,449)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             150,540                 (48,375)               44,043
NET ASSETS:
 Beginning of year                     2,191,053               2,297,960               836,694
                                    ------------            ------------            ----------
 End of year                          $2,341,593              $2,249,585              $880,737
                                    ============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA
                                    EQUITY FUND         MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,975)             $(5,215)
 Net realized gain (loss) on
  security transactions                   (2,208)             (65,435)
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            196,353              177,091
                                    ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,170              106,441
                                    ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                25,351                2,211
 Net transfers                           183,615              (69,898)
 Surrenders for benefit
  payments and fees                     (219,637)             (82,893)
 Net annuity transactions                     --                   --
 Other                                        --                   --
                                    ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (10,671)            (150,580)
                                    ------------          -----------
 Net increase (decrease) in
  net assets                             179,499              (44,139)
NET ASSETS:
 Beginning of year                     2,375,563              968,483
                                    ------------          -----------
 End of year                          $2,555,062             $924,344
                                    ============          ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                                 LORD ABBETT           LORD ABBETT
                                     MORTGAGE           HUNTINGTON VA           FUNDAMENTAL             CAPITAL
                                 SECURITIES FUND          SITUS FUND            EQUITY FUND          STRUCTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (18)       SUB-ACCOUNT (19)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,208              $(45,009)             $(109,890)              $68,828
 Net realized gain (loss) on
  security transactions                   7,888               (52,558)               (42,801)              (11,433)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,141             1,126,137              1,654,381               607,786
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,237             1,028,570              1,501,690               665,181
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                3,163                39,365                 29,950                 7,395
 Net transfers                          122,320              (109,526)               387,362              (205,247)
 Surrenders for benefit
  payments and fees                    (198,859)             (491,223)            (1,075,636)             (346,274)
 Net annuity transactions                    --                    --                     --                    --
 Other                                       --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (73,376)             (561,384)              (658,324)             (544,126)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                            (24,139)              467,186                843,366               121,055
NET ASSETS:
 Beginning of year                    1,537,739             4,031,556              9,373,468             5,618,773
                                   ------------          ------------          -------------          ------------
 End of year                         $1,513,600            $4,498,742            $10,216,834            $5,739,828
                                   ============          ============          =============          ============

                                    LORD ABBETT        LORD ABBETT            LORD ABBETT
                                  BOND-DEBENTURE        GROWTH AND              CLASSIC
                                       FUND            INCOME FUND             STOCK FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (20)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,013,279           $(921,085)             $(68,892)
 Net realized gain (loss) on
  security transactions                  162,079          (3,440,016)               30,257
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,304,447          19,830,289               796,807
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,479,805          15,469,188               758,172
                                   -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                               193,663             619,550                31,633
 Net transfers                         3,168,108          (2,403,071)              309,521
 Surrenders for benefit
  payments and fees                   (3,834,971)         (7,588,237)             (509,779)
 Net annuity transactions                     --              (2,635)                 (353)
 Other                                        --                  --                    --
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (473,200)         (9,374,393)             (168,978)
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets                           4,006,605           6,094,795               589,194
NET ASSETS:
 Beginning of year                    41,814,140         105,584,189             6,195,347
                                   -------------      --------------          ------------
 End of year                         $45,820,745        $111,678,984            $6,784,541
                                   =============      ==============          ============

(18) Formerly Lord Abbett All Value Fund. Change effective May 1, 2010.

(19) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

(20) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    MFS(R) CORE              MFS(R)
                                    EQUITY FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,303)              $(8,037)
 Net realized gain (loss) on
  security transactions                 (42,268)               (8,241)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            87,031                84,303
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,460                68,025
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   264
 Net transfers                            1,214                (7,910)
 Surrenders for benefit
  payments and fees                     (84,920)              (34,907)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,706)              (42,553)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (40,246)               25,472
NET ASSETS:
 Beginning of year                      363,669               522,942
                                     ----------            ----------
 End of year                           $323,423              $548,414
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS          MFS(R) TOTAL             MFS(R)
                                    STOCK FUND            TRUST FUND              RETURN FUND           VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,141)               $(4,213)                 $83,584                $17
 Net realized gain (loss) on
  security transactions                    534                 21,441                  (77,737)                10
 Net realized gain on
  distributions                             --                     --                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,853                 50,222                  577,342                646
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,246                 67,450                  583,189                673
                                    ----------            -----------            -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    400                       --                210
 Net transfers                         (23,525)              (101,748)                  24,096                172
 Surrenders for benefit
  payments and fees                    (20,707)               (98,140)              (1,664,509)               (67)
 Net annuity transactions                   --                     --                   47,014                 --
 Other                                      --                     --                       --                 --
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,232)              (199,488)              (1,593,399)               315
                                    ----------            -----------            -------------            -------
 Net increase (decrease) in
  net assets                           (15,986)              (132,038)              (1,010,210)               988
NET ASSETS:
 Beginning of year                     299,829                962,645                8,693,324              5,969
                                    ----------            -----------            -------------            -------
 End of year                          $283,843               $830,607               $7,683,114             $6,957
                                    ==========            ===========            =============            =======

                                     INVESCO
                                 VAN KAMPEN V.I.          UIF CORE PLUS           UIF EMERGING
                                    EQUITY AND            FIXED INCOME            MARKETS DEBT
                                   INCOME FUND              PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (21)       SUB-ACCOUNT (22)        SUB-ACCOUNT (23)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7                 $351,695                $20,432
 Net realized gain (loss) on
  security transactions                  1,356                  (89,189)                 1,159
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,699                  189,300                 39,091
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,062                  451,806                 60,682
                                    ----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                    2,424                     --
 Net transfers                             445                  (99,273)               125,895
 Surrenders for benefit
  payments and fees                    (20,121)              (1,756,136)              (257,714)
 Net annuity transactions                   --                        2                     --
 Other                                      --                       --                     --
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,676)              (1,852,983)              (131,819)
                                    ----------            -------------            -----------
 Net increase (decrease) in
  net assets                            (2,614)              (1,401,177)               (71,137)
NET ASSETS:
 Beginning of year                     189,276                8,918,390                825,911
                                    ----------            -------------            -----------
 End of year                          $186,662               $7,517,213               $754,774
                                    ==========            =============            ===========

(21) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS EQUITY               HIGH
                                       PORTFOLIO              YIELD FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (25)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(269,617)               $69,889
 Net realized gain (loss) on
  security transactions                    (97,451)                  (838)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,726,590                 10,157
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,359,522                 79,208
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 138,749                     --
 Net transfers                           1,928,329                (66,858)
 Surrenders for benefit
  payments and fees                     (2,014,210)              (187,884)
 Net annuity transactions                  (12,690)                    --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         40,178               (254,742)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             4,399,700               (175,534)
NET ASSETS:
 Beginning of year                      27,376,907                927,928
                                     -------------            -----------
 End of year                           $31,776,607               $752,394
                                     =============            ===========

(24) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(25) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                INVESCO
                                     UIF MID CAP            VAN KAMPEN V.I.         MORGAN STANLEY --      INVESCO V.I. SELECT
                                       GROWTH                   MID CAP               FOCUS GROWTH              DIMENSIONS
                                      PORTFOLIO               VALUE FUND                PORTFOLIO             BALANCED FUND
                                  SUB-ACCOUNT (26)         SUB-ACCOUNT (27)            SUB-ACCOUNT           SUB-ACCOUNT (28)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(177,238)                $(80,331)               $(110,076)                $24,827
 Net realized gain (loss) on
  security transactions                    43,560                  (36,931)                  29,644                 (21,277)
 Net realized gain on
  distributions                                --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,288,971                2,375,179                1,879,892                 374,373
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,155,293                2,257,917                1,799,460                 377,923
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 57,115                   64,522                      610                   3,000
 Net transfers                            813,493                  256,412                 (192,684)                (48,946)
 Surrenders for benefit
  payments and fees                      (964,666)              (1,126,955)              (1,087,295)               (526,400)
 Net annuity transactions                      --                   (6,875)                  13,651                 (11,091)
 Other                                         --                       --                       --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (94,058)                (812,896)              (1,265,718)               (583,437)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            3,061,235                1,445,021                  533,742                (205,514)
NET ASSETS:
 Beginning of year                     10,724,623               11,633,476                7,900,405               4,678,748
                                    -------------            -------------            -------------            ------------
 End of year                          $13,785,858              $13,078,497               $8,434,147              $4,473,234
                                    =============            =============            =============            ============

                                 MORGAN STANLEY --       MORGAN STANLEY --
                                      CAPITAL                 MID CAP            MORGAN STANLEY --
                                   OPPORTUNITIES               GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,307)               $(33,440)                $98,209
 Net realized gain (loss) on
  security transactions                   19,558                 172,863                 (62,886)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            485,918                 536,185                 113,900
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             472,169                 675,608                 149,223
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 3,500                   3,260                      --
 Net transfers                           (37,874)                (94,646)                (30,277)
 Surrenders for benefit
  payments and fees                     (328,789)               (309,144)               (497,080)
 Net annuity transactions                  3,358                   8,163                   7,366
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (359,805)               (392,367)               (519,991)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             112,364                 283,241                (370,768)
NET ASSETS:
 Beginning of year                     2,247,873               2,402,345               2,223,127
                                    ------------            ------------            ------------
 End of year                          $2,360,237              $2,685,586              $1,852,359
                                    ============            ============            ============

(26) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(28) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT    MORGAN STANLEY --
                                     DIMENSIONS              CAPITAL
                                      DIVIDEND                GROWTH
                                  GROWTH PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT (29)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $28,419              $(28,208)
 Net realized gain (loss) on
  security transactions                   (65,660)              130,530
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             813,401               253,241
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              776,160               355,563
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  3,049                   600
 Net transfers                           (293,297)             (136,018)
 Surrenders for benefit
  payments and fees                    (1,543,124)             (337,497)
 Net annuity transactions                 119,518                 7,438
 Other                                         --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,713,854)             (465,477)
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (937,694)             (109,914)
NET ASSETS:
 Beginning of year                      9,998,612             1,985,852
                                    -------------          ------------
 End of year                           $9,060,918            $1,875,938
                                    =============          ============

(29) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             INVESCO V.I. SELECT
                                                       MORGAN STANLEY --         DIMENSIONS
                                 MORGAN STANLEY --           GLOBAL           EQUALLY-WEIGHTED         UIF SMALL
                                   MONEY MARKET          INFRASTRUCTURE            S&P 500           COMPANY GROWTH
                                     PORTFOLIO             PORTFOLIO                FUND               PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (30)      SUB-ACCOUNT (31)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(150,728)              $25,743               $(20,798)            $(8,678)
 Net realized gain (loss) on
  security transactions                       (1)              174,953                124,176                (765)
 Net realized gain on
  distributions                               --               124,557                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  1              (204,057)             1,546,770             104,839
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (150,728)              121,196              1,650,148              95,396
                                   -------------          ------------          -------------          ----------
UNIT TRANSACTIONS:
 Purchases                                 6,020                    10                 16,553                 400
 Net transfers                         1,913,863              (344,153)              (379,036)             48,906
 Surrenders for benefit
  payments and fees                   (4,109,507)             (407,309)            (1,291,756)            (45,609)
 Net annuity transactions                 (8,563)               89,228                (62,518)                 --
 Other                                        --                    --                     --                  --
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,198,187)             (662,224)            (1,716,757)              3,697
                                   -------------          ------------          -------------          ----------
 Net increase (decrease) in
  net assets                          (2,348,915)             (541,028)               (66,609)             99,093
NET ASSETS:
 Beginning of year                    10,656,905             3,209,483              9,538,700             376,418
                                   -------------          ------------          -------------          ----------
 End of year                          $8,307,990            $2,668,455             $9,472,091            $475,511
                                   =============          ============          =============          ==========


                                                       MTB MANAGED
                                   UIF GLOBAL           ALLOCATION           OPPENHEIMER
                                   FRANCHISE         FUND -- MODERATE      SMALL- & MID-CAP
                                   PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                SUB-ACCOUNT (32)       SUB-ACCOUNT         SUB-ACCOUNT (33)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(8,992)             $(19,599)             $(35,436)
 Net realized gain (loss) on
  security transactions                11,889                (4,237)               (7,073)
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          67,014               265,512               632,379
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           69,911               241,676               589,870
                                   ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              2,989               144,556                 7,417
 Net transfers                         26,835              (276,644)              701,476
 Surrenders for benefit
  payments and fees                   (46,282)             (188,854)             (145,402)
 Net annuity transactions                  --                    --                    --
 Other                                     --                    --                    --
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (16,458)             (320,942)              563,491
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets                           53,453               (79,266)            1,153,361
NET ASSETS:
 Beginning of year                    588,775             3,031,996             2,042,025
                                   ----------          ------------          ------------
 End of year                         $642,228            $2,952,730            $3,195,386
                                   ==========          ============          ============

(30) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Fund. Change effective June 1, 2010.

(31) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

(32) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(33) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                   CAPITAL                OPPENHEIMER
                                APPRECIATION           GLOBAL SECURITIES
                                   FUND/VA                  FUND/VA
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(674,617)                $(310,495)
 Net realized gain (loss) on
  security transactions              (863,697)               (3,163,449)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,029,879                24,510,384
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,491,565                21,036,440
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            199,915                   863,889
 Net transfers                       (621,103)               (3,323,149)
 Surrenders for benefit
  payments and fees                (3,669,370)              (11,332,596)
 Net annuity transactions                  --                    (2,599)
 Other                                     --                        --
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,090,558)              (13,794,455)
                                -------------            --------------
 Net increase (decrease) in
  net assets                         (598,993)                7,241,985
NET ASSETS:
 Beginning of year                 48,461,503               162,032,604
                                -------------            --------------
 End of year                      $47,862,510              $169,274,589
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                    OPPENHEIMER         MAIN STREET          PUTNAM VT               PUTNAM VT
                                    MAIN STREET          SMALL CAP          DIVERSIFIED             GLOBAL ASSET
                                     FUND(R)/VA         FUND(R)/VA          INCOME FUND           ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,310)          $(618,530)         $5,693,443                $256,353
 Net realized gain (loss) on
  security transactions                 (226,039)         (1,744,140)            187,510                  (5,500)
 Net realized gain on
  distributions                               --                  --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,377,060          13,754,730          (1,023,910)                570,133
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,085,711          11,392,060           4,857,043                 820,986
                                    ------------       -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                36,781             236,054                  --                  29,766
 Net transfers                          (263,190)         (2,674,842)          4,844,053               1,179,607
 Surrenders for benefit
  payments and fees                     (639,114)         (4,661,500)         (3,652,711)               (505,497)
 Net annuity transactions                     --                  --                (421)                     --
 Other                                        --                  --                  --                      --
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (865,523)         (7,100,288)          1,190,921                 703,876
                                    ------------       -------------       -------------            ------------
 Net increase (decrease) in
  net assets                             220,188           4,291,772           6,047,964               1,524,862
NET ASSETS:
 Beginning of year                     8,458,373          57,246,863          43,044,632               6,046,084
                                    ------------       -------------       -------------            ------------
 End of year                          $8,678,561         $61,538,635         $49,092,596              $7,570,946
                                    ============       =============       =============            ============


                                     PUTNAM VT               PUTNAM VT          PUTNAM VT
                                     GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                    INCOME FUND             VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (34)      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(250)               $13,850            $953,865
 Net realized gain (loss) on
  security transactions                 (114,867)               (14,480)         (1,669,305)
 Net realized gain on
  distributions                               --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            649,012                 35,482           4,762,430
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             533,895                 34,852           4,046,990
                                    ------------            -----------       -------------
UNIT TRANSACTIONS:
 Purchases                                 8,080                  2,449             194,855
 Net transfers                           364,342                (29,365)           (504,326)
 Surrenders for benefit
  payments and fees                     (317,635)               (73,656)         (4,152,401)
 Net annuity transactions                     --                     --                  --
 Other                                        --                     --                  --
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       54,787               (100,572)         (4,461,872)
                                    ------------            -----------       -------------
 Net increase (decrease) in
  net assets                             588,682                (65,720)           (414,882)
NET ASSETS:
 Beginning of year                     4,145,275                785,159          51,160,897
                                    ------------            -----------       -------------
 End of year                          $4,733,957               $719,439         $50,746,015
                                    ============            ===========       =============

(34) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                PUTNAM VT
                                       PUTNAM VT                MULTI-CAP
                                    INVESTORS FUND             GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (35)(36)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(62,871)                $(15,013)
 Net realized gain (loss) on
  security transactions                   (297,512)                 (23,336)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,788,384                  285,647
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,428,001                  247,298
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 115,591                    1,738
 Net transfers                            (575,032)                 272,497
 Surrenders for benefit
  payments and fees                     (2,403,107)                (111,858)
 Net annuity transactions                       --                       --
 Other                                          --                       --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,862,548)                 162,377
                                     -------------             ------------
 Net increase (decrease) in
  net assets                               565,453                  409,675
NET ASSETS:
 Beginning of year                      29,245,066                  704,795
                                     -------------             ------------
 End of year                           $29,810,519               $1,114,470
                                     =============             ============

(35) Funded September 24, 2010.

(36) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PUTNAM VT                                   PUTNAM VT
                                 SMALL CAP           GEORGE PUTNAM           PUTNAM VT               EQUITY
                                VALUE FUND           BALANCED FUND          VOYAGER FUND          INCOME FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (37)        SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(452,849)             $146,625               $(8,844)              $19,285
 Net realized gain (loss) on
  security transactions           (1,506,343)             (176,127)               28,737               131,652
 Net realized gain on
  distributions                           --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,392,103               373,544               671,276               478,917
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,432,911               344,042               691,169               629,854
                               -------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                           159,201                10,694                 6,407                13,218
 Net transfers                    (1,435,544)             (298,928)              501,040                51,358
 Surrenders for benefit
  payments and fees               (2,913,896)             (222,895)             (290,076)             (355,445)
 Net annuity transactions                 --                    --                  (712)                   --
 Other                                    --                    --                    --                    --
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,190,239)             (511,129)              216,659              (290,869)
                               -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                       4,242,672              (167,087)              907,828               338,985
NET ASSETS:
 Beginning of year                37,246,459             3,992,693             3,788,975             5,976,725
                               -------------          ------------          ------------          ------------
 End of year                     $41,489,131            $3,825,606            $4,696,803            $6,315,710
                               =============          ============          ============          ============

                                                          INVESCO
                                    PIONEER           VAN KAMPEN V.I.            INVESCO
                                    FUND VCT            GROWTH AND           VAN KAMPEN V.I.
                                   PORTFOLIO            INCOME FUND           COMSTOCK FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (38)       SUB-ACCOUNT (39)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,775)             $(490,049)             $(745,717)
 Net realized gain (loss) on
  security transactions                (8,365)              (644,263)            (1,990,287)
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          54,222              4,627,019              9,638,338
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           43,082              3,492,707              6,902,334
                                   ----------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 93                114,707                213,879
 Net transfers                        (25,592)              (337,478)              (870,353)
 Surrenders for benefit
  payments and fees                   (48,762)            (3,144,443)            (4,672,288)
 Net annuity transactions                  --                   (465)                    --
 Other                                     --                     --                     --
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (74,261)            (3,367,679)            (5,328,762)
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets                          (31,179)               125,028              1,573,572
NET ASSETS:
 Beginning of year                    385,438             36,321,876             53,170,517
                                   ----------          -------------          -------------
 End of year                         $354,259            $36,446,904            $54,744,089
                                   ==========          =============          =============

(37) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(38) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(39) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO             INVESCO
                                 VAN KAMPEN V.I.     VAN KAMPEN V.I.
                                     CAPITAL             MID CAP
                                   GROWTH FUND         GROWTH FUND
                                 SUB-ACCOUNT (40)    SUB-ACCOUNT (41)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,309)            $(5,548)
 Net realized gain (loss) on
  security transactions                 1,579              11,159
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,963              60,339
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           34,233              65,950
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                                 --                  --
 Net transfers                         (3,563)             46,152
 Surrenders for benefit
  payments and fees                    (4,680)            (27,777)
 Net annuity transactions                  --                  --
 Other                                     --                  --
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,243)             18,375
                                     --------            --------
 Net increase (decrease) in
  net assets                           25,990              84,325
NET ASSETS:
 Beginning of year                    208,578             237,031
                                     --------            --------
 End of year                         $234,568            $321,356
                                     ========            ========

(40) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(41) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    WELLS FARGO          WELLS FARGO          WELLS FARGO
                                   INVESCO          ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                               VAN KAMPEN V.I.      TOTAL RETURN          INTRINSIC          INTERNATIONAL
                               GOVERNMENT FUND       BOND FUND            VALUE FUND          EQUITY FUND
                               SUB-ACCOUNT (42)   SUB-ACCOUNT (43)   SUB-ACCOUNT (44)(45)   SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(9,695)             $897                 $(30)              $(10,816)
 Net realized gain (loss) on
  security transactions               2,035               189                 (602)              (866,368)
 Net realized gain on
  distributions                          --             1,952                   --                 57,517
 Net unrealized appreciation
  (depreciation) of
  investments during the year        21,279              (296)               1,035              1,058,884
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         13,619             2,742                  403                239,217
                                   --------           -------               ------             ----------
UNIT TRANSACTIONS:
 Purchases                              400                --                   --                 11,106
 Net transfers                       75,168            41,251                  (38)               210,235
 Surrenders for benefit
  payments and fees                 (85,899)               --                   --               (147,597)
 Net annuity transactions                --                --                   --                     --
 Other                                   --                --                   --                     --
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,331)           41,251                  (38)                73,744
                                   --------           -------               ------             ----------
 Net increase (decrease) in
  net assets                          3,288            43,993                  365                312,961
NET ASSETS:
 Beginning of year                  466,990                --                3,424              1,645,773
                                   --------           -------               ------             ----------
 End of year                       $470,278           $43,993               $3,789             $1,958,734
                                   ========           =======               ======             ==========

                                  WELLS FARGO         WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT        ADVANTAGE VT
                                     MONEY             SMALL CAP           SMALL CAP
                                  MARKET FUND         GROWTH FUND          VALUE FUND
                                SUB-ACCOUNT (47)    SUB-ACCOUNT (48)    SUB-ACCOUNT (49)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(296)             $(55,972)          $(120,370)
 Net realized gain (loss) on
  security transactions                  --              (980,354)         (3,765,600)
 Net realized gain on
  distributions                          --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            --             1,746,855           5,285,242
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (296)              710,529           1,399,272
                                    -------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                               --                 2,062              17,660
 Net transfers                      (70,048)              153,640            (542,940)
 Surrenders for benefit
  payments and fees                      (2)             (313,193)           (712,722)
 Net annuity transactions                --                    --                  --
 Other                                   --                    --                  --
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (70,050)             (157,491)         (1,238,002)
                                    -------            ----------          ----------
 Net increase (decrease) in
  net assets                        (70,346)              553,038             161,270
NET ASSETS:
 Beginning of year                   70,346             3,174,925           8,546,206
                                    -------            ----------          ----------
 End of year                           $ --            $3,727,963          $8,707,476
                                    =======            ==========          ==========

(42) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

(43) Funded April 23, 2010.

(44) Funded July 16, 2010.

(45) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(46) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(47) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(48) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(49) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund (merged with Invesco Van Kampen V.I. Government Fund), Invesco V.I. High Yield Fund (merged with Invesco Van Kampen V.I. High Yield Fund), Invesco V.I. International Growth Fund, Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF), Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF), Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF), Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF), Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Fund, MFS(R) Growth Fund, MFS(R) Investors Growth Stock Fund, MFS(R) Investors Trust Fund, MFS(R) Total Return Fund, MFS(R) Value Fund, Invesco Van Kampen V.I. Equity and Income Fund (merged with Invesco V.I. Select Dimensions Balanced Fund), UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley Capital Opportunities Portfolio), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, Morgan Stanley Growth Portfolio (formerly Morgan Stanley Capital Growth Portfolio), Morgan Stanley Money Market Portfolio, Morgan Stanley Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, MTB Managed Allocation Fund -- Moderate Growth II, Oppenheimer Small-& Mid-Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/ VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund(R)/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund,

-------------------------------------------------------------------------------

    Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: BB&T Mid Cap Growth VIF, Evergreen VA Diversified Capital Builder Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       g) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             $4,524,071     $8,774,371
AllianceBernstein VPS International Value
 Portfolio                                             15,207,320     14,062,174
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              2,070,055      3,906,835
AllianceBernstein VPS Value Portfolio                   3,942,978      9,118,718
AllianceBernstein VPS International Growth
 Portfolio                                              1,563,382      1,715,276
Invesco V.I. Government Securities Fund*                  472,006        646,746
Invesco V.I. High Yield Fund*                           1,000,362      1,009,601
Invesco V.I. International Growth Fund                        419            191
Invesco V.I. Dividend Growth Fund*                      9,374,733     10,863,255
American Funds Global Growth Fund                         206,948        883,435
American Funds Growth Fund                              1,056,946      4,858,381
American Funds Growth-Income Fund                         877,957      3,690,905
American Funds International Fund                         609,505      2,317,293
American Funds Global Small Capitalization Fund           118,996        708,319
Sterling Capital Strategic Allocation Equity VIF*          15,704        142,717
Sterling Capital Select Equity VIF*                       165,591        417,982
Sterling Capital Special Opportunities VIF*             1,448,684      2,676,019
Sterling Capital Total Return Bond VIF*                 2,138,179      2,532,793
Wells Fargo Advantage VT Omega Growth Fund                124,811        196,782
Fidelity VIP Equity-Income Portfolio                    4,800,498     10,338,979
Fidelity VIP Growth Portfolio                           2,953,235      5,536,678
Fidelity VIP Contrafund(R) Portfolio                    7,953,243     45,939,627
Fidelity VIP Mid Cap Portfolio                          4,553,878     14,398,030
Fidelity VIP Value Strategies Portfolio                 1,265,261      2,285,013
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                348,306        613,559
Franklin Income Securities Fund                             2,839          1,567
Franklin Small-Mid Cap Growth Securities Fund             258,897        911,040
Franklin Small Cap Value Securities Fund                      289            317
Franklin Strategic Income Securities Fund                 965,501      1,916,559
Mutual Shares Securities Fund                             536,891      1,994,853
Templeton Developing Markets Securities Fund              119,033        296,389
Templeton Growth Securities Fund                          119,360        331,010
Templeton Global Bond Securities Fund                         155             61
Hartford Advisers HLS Fund                              2,205,455      4,107,890
Hartford Total Return Bond HLS Fund                    36,517,702     79,116,330
Hartford Capital Appreciation HLS Fund                 11,358,407     16,534,518
Hartford Dividend and Growth HLS Fund                  10,818,193     36,864,507
Hartford Global Research HLS Fund                         387,644        281,581
Hartford Global Growth HLS Fund                           610,358      1,509,399
Hartford Disciplined Equity HLS Fund                    5,614,211     33,632,130
Hartford Growth HLS Fund                                2,106,750      2,986,460
Hartford Growth Opportunities HLS Fund                  2,940,278      6,529,610
Hartford High Yield HLS Fund                           16,511,663     18,616,453
Hartford Index HLS Fund                                 2,020,053      2,022,544
Hartford International Opportunities HLS Fund           5,421,682     12,705,732

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford Small/Mid Cap Equity HLS Fund                 $2,099,254     $1,864,298
Hartford MidCap Value HLS Fund                          1,332,049      1,433,562
Hartford Money Market HLS Fund                         64,221,752     68,813,890
Hartford Small Company HLS Fund                         4,248,432      7,208,151
Hartford SmallCap Growth HLS Fund                       7,783,199      8,686,648
Hartford Stock HLS Fund                                 1,156,103      2,747,950
Hartford U.S. Government Securities HLS Fund           21,762,350     38,289,146
Hartford Value HLS Fund                                 3,549,600      8,849,861
American Funds Bond HLS Fund                                1,902          2,030
American Funds Global Small Capitalization HLS
 Fund                                                           2              2
American Funds Growth HLS Fund                                558            719
American Funds International HLS Fund                         898            151
Huntington VA Income Equity Fund                          135,421        328,971
Huntington VA Dividend Capture Fund                       299,453        666,503
Huntington VA Growth Fund                                  98,857        236,169
Huntington VA Mid Corp America Fund                       141,853        417,290
Huntington VA New Economy Fund                            121,815        530,325
Huntington VA Rotating Markets Fund                        25,025        147,719
Huntington VA International Equity Fund                   119,355        552,545
Huntington VA Macro 100 Fund                               29,239        143,690
Huntington VA Mortgage Securities Fund                    163,758        510,609
Huntington VA Situs Fund                                   97,985        985,436
Lord Abbett Fundamental Equity Fund                     2,669,409      2,304,159
Lord Abbett Capital Structure Fund                      1,155,276      1,259,469
Lord Abbett Bond-Debenture Fund                        10,527,546      8,341,962
Lord Abbett Growth and Income Fund                      2,614,660     16,591,047
Lord Abbett Classic Stock Fund                            856,191      1,633,330
MFS(R) Core Equity Fund                                     8,153        101,438
MFS(R) Growth Fund                                          1,454        157,802
MFS(R) Investors Growth Stock Fund                         78,267         67,310
MFS(R) Investors Trust Fund                                89,605        256,003
MFS(R) Total Return Fund                                  395,617      2,219,012
MFS(R) Value Fund                                             545            452
Invesco Van Kampen V.I. Equity and Income Fund*         4,680,298      5,382,719
UIF Core Plus Fixed Income Portfolio                      659,289      2,923,858
UIF Emerging Markets Debt Portfolio                       187,999        348,834
UIF Emerging Markets Equity Portfolio                   3,842,092      7,886,213
UIF Mid Cap Growth Portfolio                            2,619,593      4,448,284
Invesco Van Kampen V.I. Mid Cap Value Fund              1,152,994      3,406,835
Morgan Stanley Focus Growth Portfolio                      84,704      1,631,518
Morgan Stanley Multi Cap Growth Portfolio*                 35,781        555,608
Morgan Stanley Mid Cap Growth Portfolio                   119,802        454,278
Morgan Stanley Flexible Income Portfolio                  215,397        323,245
Morgan Stanley Growth Portfolio*                           54,990        467,748
Morgan Stanley Money Market Portfolio                   3,485,236      4,985,138
Morgan Stanley Global Infrastructure Portfolio            361,421        601,500
Invesco V.I. Select Dimensions Equally Weighted
 S&P 500 Fund                                             387,133      2,258,450
UIF Small Company Growth Portfolio                         52,790        240,618
UIF Global Franchise Portfolio                            118,994        334,908

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MTB Managed Allocation Fund -- Moderate Growth II        $152,851       $475,624
Oppenheimer Small-& Mid-Cap Growth Fund/VA              5,515,125      3,305,462
Oppenheimer Capital Appreciation Fund/VA                1,549,588      9,209,571
Oppenheimer Global Securities Fund/VA                   5,005,242     23,130,029
Oppenheimer Main Street Fund(R)/VA                        343,646      1,617,647
Oppenheimer Main Street Small- & Mid-Cap Fund/VA*       4,350,846     12,820,131
Putnam VT Diversified Income Fund                       9,789,952      8,835,911
Putnam VT Global Asset Allocation Fund                  2,161,947      1,599,379
Putnam VT Growth and Income Fund                          349,858        647,099
Putnam VT International Value Fund                        373,235        141,507
Putnam VT International Equity Fund                     6,764,168      7,218,558
Putnam VT Investors Fund                                1,766,711      5,087,739
Putnam VT Multi-Cap Growth Fund                           198,699        451,900
Putnam VT Small Cap Value Fund                          2,716,375      8,502,541
Putnam VT George Putnam Balanced Fund                   2,069,712      1,721,612
Putnam VT Voyager Fund                                  1,531,556      1,570,808
Putnam VT Equity Income Fund                            2,225,620      1,772,392
Pioneer Fund VCT Portfolio                                 28,295        157,062
Invesco Van Kampen V.I. Growth and Income Fund          1,580,094      6,376,275
Invesco Van Kampen V.I. Comstock Fund                   3,314,297     10,418,549
Invesco Van Kampen V.I. Capital Growth Fund                   387         54,983
Invesco Van Kampen V.I. Mid Cap Growth Fund                 1,482        129,377
Wells Fargo Advantage VT Total Return Bond Fund             3,032            610
Wells Fargo Advantage VT Intrinsic Value Fund                  72            170
Wells Fargo Advantage VT International Equity
 Fund                                                     245,348        382,648
Wells Fargo Advantage VT Small Cap Growth Fund            277,459      1,160,198
Wells Fargo Advantage VT Small Cap Value Fund             517,512      1,581,953
Wells Fargo Advantage VT Opportunity Fund*                355,477        329,059

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             319,376       732,538       (413,162)
AllianceBernstein VPS
 International Value Portfolio       1,396,018     1,434,694        (38,676)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   158,127       294,409       (136,282)
AllianceBernstein VPS Value
 Portfolio                             408,535       964,318       (555,783)
AllianceBernstein VPS
 International Growth Portfolio        182,540       217,466        (34,926)
Invesco V.I. Government
 Securities Fund*                       45,321        59,511        (14,190)
Invesco V.I. High Yield Fund*           89,367        88,429            938
Invesco V.I. International
 Growth Fund                                43            15             28
Invesco V.I. Dividend Growth
 Fund*                                 870,450       624,261        246,189
American Funds Global Growth
 Fund                                   12,967        68,471        (55,504)
American Funds Growth Fund              89,214       466,573       (377,359)
American Funds Growth-Income
 Fund                                   56,047       283,051       (227,004)
American Funds International
 Fund                                   46,156       259,124       (212,968)
American Funds Global Small
 Capitalization Fund                     5,163        41,309        (36,146)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Strategic
 Allocation Equity VIF*                 10,244       124,549       (114,305)
Sterling Capital Select Equity
 VIF*                                  111,429       297,414       (185,985)
Sterling Capital Special
 Opportunities VIF*                    538,789     1,391,416       (852,627)
Sterling Capital Total Return
 Bond VIF*                           1,287,339     1,913,107       (625,768)
Wells Fargo Advantage VT Omega
 Growth Fund                           145,903       227,268        (81,365)
Fidelity VIP Equity-Income
 Portfolio                             357,324       947,487       (590,163)
Fidelity VIP Growth Portfolio          252,263       465,402       (213,139)
Fidelity VIP Contrafund(R)
 Portfolio                             479,326     3,363,600     (2,884,274)
Fidelity VIP Mid Cap Portfolio         313,070       944,885       (631,815)
Fidelity VIP Value Strategies
 Portfolio                             111,826       193,612        (81,786)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 39,681        70,269        (30,588)
Franklin Income Securities Fund             54           112            (58)
Franklin Small-Mid Cap Growth
 Securities Fund                        27,164       126,575        (99,411)
Franklin Small Cap Value
 Securities Fund                            28            26              2
Franklin Strategic Income
 Securities Fund                        30,332        96,963        (66,631)
Mutual Shares Securities Fund           27,765       132,591       (104,826)
Templeton Developing Markets
 Securities Fund                         4,578        12,645         (8,067)
Templeton Growth Securities Fund         8,300        25,950        (17,650)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Advisers HLS Fund           1,067,363     2,593,645     (1,526,282)
Hartford Total Return Bond HLS
 Fund                               17,643,547    37,505,943    (19,862,396)
Hartford Capital Appreciation
 HLS Fund                              947,583     1,381,476       (433,893)
Hartford Dividend and Growth HLS
 Fund                                3,136,781    18,778,099    (15,641,318)
Hartford Global Research HLS
 Fund                                   38,265        26,538         11,727
Hartford Global Growth HLS Fund        389,332       937,007       (547,675)
Hartford Disciplined Equity HLS
 Fund                                2,650,755    26,025,460    (23,374,705)
Hartford Growth HLS Fund             1,509,967     2,118,680       (608,713)
Hartford Growth Opportunities
 HLS Fund                            1,536,768     3,632,171     (2,095,403)
Hartford High Yield HLS Fund         6,980,908    10,051,068     (3,070,160)
Hartford Index HLS Fund              1,277,929     1,591,959       (314,030)
Hartford International
 Opportunities HLS Fund              3,497,792     7,363,466     (3,865,674)
Hartford Small/Mid Cap Equity
 HLS Fund                              181,733       194,650        (12,917)
Hartford MidCap Value HLS Fund         108,964       115,665         (6,701)
Hartford Money Market HLS Fund      51,613,847    54,404,997     (2,791,150)
Hartford Small Company HLS Fund      2,317,415     3,686,017     (1,368,602)
Hartford SmallCap Growth HLS
 Fund                                4,537,514     5,253,480       (715,966)
Hartford Stock HLS Fund                401,041     1,630,074     (1,229,033)
Hartford U.S. Government
 Securities HLS Fund                15,312,258    30,977,590    (15,665,332)
Hartford Value HLS Fund              2,081,349     6,305,097     (4,223,748)
American Funds Bond HLS Fund               152           179            (27)
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              64            67             (3)
American Funds International HLS
 Fund                                      104            11             93
Huntington VA Income Equity Fund        78,364       259,284       (180,920)
Huntington VA Dividend Capture
 Fund                                  126,259       328,047       (201,788)
Huntington VA Growth Fund              101,830       216,524       (114,694)
Huntington VA Mid Corp America
 Fund                                   71,072       208,706       (137,634)
Huntington VA New Economy Fund          91,168       369,362       (278,194)
Huntington VA Rotating Markets
 Fund                                   17,056        81,899        (64,843)
Huntington VA International
 Equity Fund                             8,170        40,141        (31,971)
Huntington VA Macro 100 Fund            27,979       134,303       (106,324)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Mortgage
 Securities Fund                        12,089        42,249        (30,160)
Huntington VA Situs Fund                72,202       629,622       (557,420)
Lord Abbett Fundamental Equity
 Fund                                  176,502       171,392          5,110
Lord Abbett Capital Structure
 Fund                                   85,277       102,125        (16,848)
Lord Abbett Bond-Debenture Fund        558,701       574,220        (15,519)
Lord Abbett Growth and Income
 Fund                                  197,673     1,525,915     (1,328,242)
Lord Abbett Classic Stock Fund          72,151       133,612        (61,461)
MFS(R) Core Equity Fund                    557        13,882        (13,325)
MFS(R) Growth Fund                          76        20,181        (20,105)
MFS(R) Investors Growth Stock
 Fund                                   10,898         9,354          1,544
MFS(R) Investors Trust Fund              8,799        71,894        (63,095)
MFS(R) Total Return Fund                17,287       152,233       (134,946)
MFS(R) Value Fund                           46            38              8
Invesco Van Kampen V.I. Equity
 and Income Fund*                      393,278       441,723        (48,445)
UIF Core Plus Fixed Income
 Portfolio                              36,320       244,761       (208,441)
UIF Emerging Markets Debt
 Portfolio                              15,312        14,203          1,109
UIF Emerging Markets Equity
 Portfolio                             216,643       432,907       (216,264)
UIF Mid Cap Growth Portfolio           157,816       257,702        (99,886)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             75,410       230,641       (155,231)
Morgan Stanley Focus Growth
 Portfolio                               9,853        89,074        (79,221)
Morgan Stanley Multi Cap Growth
 Portfolio*                              4,500        76,298        (71,798)
Morgan Stanley Mid Cap Growth
 Portfolio                               7,818        23,583        (15,765)
Morgan Stanley Flexible Income
 Portfolio                               8,957        22,640        (13,683)
Morgan Stanley Growth Portfolio*         4,690       104,836       (100,146)
Morgan Stanley Money Market
 Portfolio                             974,374     1,234,142       (259,768)
Morgan Stanley Global
 Infrastructure Portfolio                7,967        31,952        (23,985)
Invesco V.I. Select Dimensions
 Equally Weighted S&P 500 Fund          17,380       179,284       (161,904)
UIF Small Company Growth
 Portfolio                               2,294        17,711        (15,417)
UIF Global Franchise Portfolio           4,968        16,435        (11,467)
MTB Managed Allocation Fund --
 Moderate Growth II                     49,542       389,185       (339,643)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                        543,194       329,428        213,766
Oppenheimer Capital Appreciation
 Fund/VA                               146,456       833,948       (687,492)
Oppenheimer Global Securities
 Fund/VA                               271,059     1,672,228     (1,401,169)
Oppenheimer Main Street
 Fund(R)/VA                             25,814       145,228       (119,414)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA*                      379,495     1,005,796       (626,301)
Putnam VT Diversified Income
 Fund                                  262,173       418,152       (155,979)
Putnam VT Global Asset
 Allocation Fund                        63,574        64,926         (1,352)
Putnam VT Growth and Income Fund        12,116        22,649        (10,533)
Putnam VT International Value
 Fund                                   54,985        20,568         34,417
Putnam VT International Equity
 Fund                                  451,804       505,978        (54,174)
Putnam VT Investors Fund               189,626       583,933       (394,307)
Putnam VT Multi-Cap Growth Fund         15,398        35,004        (19,606)
Putnam VT Small Cap Value Fund         132,922       380,135       (247,213)
Putnam VT George Putnam Balanced
 Fund                                  181,189       152,299         28,890
Putnam VT Voyager Fund                  77,246        69,345          7,901
Putnam VT Equity Income Fund           139,114       113,904         25,210
Pioneer Fund VCT Portfolio               9,454       143,100       (133,646)
Invesco Van Kampen V.I. Growth
 and Income Fund                        86,288       431,849       (345,561)
Invesco Van Kampen V.I. Comstock
 Fund                                  184,394       655,523       (471,129)
Invesco Van Kampen V.I. Capital
 Growth Fund                                26         3,293         (3,267)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                               125         9,118         (8,993)
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                       44            89            (45)
Wells Fargo Advantage VT
 International Equity Fund             147,406       336,670       (189,264)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        24,512        87,622        (63,110)
Wells Fargo Advantage VT Small
 Cap Value Fund                         40,179       124,245        (84,066)
Wells Fargo Advantage VT
 Opportunity Fund*                      34,273       237,565       (203,292)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             292,928       811,485       (518,557  )
AllianceBernstein VPS
 International Value Portfolio       1,140,526     1,837,039       (696,513  )
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   431,152       420,315         10,837
AllianceBernstein VPS Value
 Portfolio                             435,570       926,696       (491,126  )
AllianceBernstein VPS
 International Growth Portfolio        227,985       209,652         18,333
Invesco V.I. International
 Growth Fund                                33            29              4
American Funds Global Growth
 Fund                                   29,782        54,042        (24,260  )
American Funds Growth Fund              89,917       438,309       (348,392  )
American Funds Growth-Income
 Fund                                   73,118       288,286       (215,168  )
American Funds International
 Fund                                   51,291       284,078       (232,787  )
American Funds Global Small
 Capitalization Fund                    14,431        31,535        (17,104  )
BB&T Capital Manager Equity VIF         75,343        82,420         (7,077  )
BB&T Select Equity VIF                  66,133       309,303       (243,170  )
BB&T Special Opportunities
 Equity VIF                            383,876     1,202,565       (818,689  )
BB&T Total Return Bond VIF             581,429       989,174       (407,745  )
Wells Fargo Advantage Omega
 Growth Fund                           181,885       147,199         34,686
Wells Fargo Advantage VT Core
 Equity Fund                           104,007        37,575         66,432
Fidelity VIP Equity-Income
 Portfolio                             453,644       915,412       (461,768  )
Fidelity VIP Growth Portfolio          240,265       339,872        (99,607  )
Fidelity VIP Contrafund(R)
 Portfolio                             544,997     3,037,301     (2,492,304  )
Fidelity VIP Mid Cap Portfolio         495,079       980,413       (485,334  )
Fidelity VIP Value Strategies
 Portfolio                             279,087       228,727         50,360
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                236,872       157,358         79,514
Franklin Income Securities Fund          2,108           149          1,959
Franklin Small-Mid Cap Growth
 Securities Fund                        22,181       168,631       (146,450  )
Franklin Small Cap Value
 Securities Fund                            29            26              3
Franklin Strategic Income
 Securities Fund                        39,871       116,679        (76,808  )
Mutual Shares Securities Fund           23,064       140,536       (117,472  )
Templeton Developing Markets
 Securities Fund                         6,359        20,857        (14,498  )
Templeton Growth Securities Fund        14,631        50,253        (35,622  )
Templeton Global Bond Securities
 Fund                                       --             2             (2  )
Hartford Advisers HLS Fund           6,690,029     7,174,057       (484,028  )
Hartford Total Return Bond HLS
 Fund                               23,808,414    33,452,863     (9,644,449  )
Hartford Capital Appreciation
 HLS Fund                            1,595,954     1,258,914        337,040
Hartford Dividend and Growth HLS
 Fund                                5,302,942    16,580,854    (11,277,912  )
Hartford Global Research HLS
 Fund                                   55,498        33,302         22,196

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Growth HLS Fund        553,155       846,296       (293,141)
Hartford Disciplined Equity HLS
 Fund                                5,436,306    22,002,746    (16,566,440)
Hartford Growth HLS Fund             2,100,176     3,625,989     (1,525,813)
Hartford Growth Opportunities
 HLS Fund                            1,312,921     4,811,414     (3,498,493)
Hartford High Yield HLS Fund        13,325,551    13,864,498       (538,947)
Hartford Index HLS Fund                650,582     1,106,119       (455,537)
Hartford International
 Opportunities HLS Fund             21,736,607    31,360,045     (9,623,438)
Hartford Small/Mid Cap Equity
 HLS Fund                              218,214       562,724       (344,510)
Hartford MidCap Value HLS Fund         333,661       323,296         10,365
Hartford Money Market HLS Fund      35,774,330    64,023,279    (28,248,949)
Hartford Small Company HLS Fund      1,393,134     2,454,904     (1,061,770)
Hartford SmallCap Growth HLS
 Fund                                4,452,413     6,160,099     (1,707,686)
Hartford Stock HLS Fund                638,496     2,366,976     (1,728,480)
Hartford U.S. Government
 Securities HLS Fund                20,214,811    32,065,688    (11,850,877)
Hartford Value HLS Fund             23,011,999    26,576,108     (3,564,109)
American Funds Bond HLS Fund               172           113             59
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              73            60             13
American Funds International HLS
 Fund                                       72            39             33
Huntington VA Income Equity Fund        20,661       289,936       (269,275)
Huntington VA Dividend Capture
 Fund                                   93,111       413,278       (320,167)
Huntington VA Growth Fund              117,462       456,051       (338,589)
Huntington VA Mid Corp America
 Fund                                   53,578       208,916       (155,338)
Huntington VA New Economy Fund          38,715       298,379       (259,664)
Huntington VA Rotating Markets
 Fund                                   66,738        69,949         (3,211)
Huntington VA International
 Equity Fund                            24,577        24,782           (205)
Huntington VA Macro 100 Fund            16,949       187,496       (170,547)
Huntington VA Mortgage
 Securities Fund                        24,957        31,907         (6,950)
Huntington VA Situs Fund               193,231       654,925       (461,694)
Lord Abbett Fundamental Equity
 Fund                                  169,256       231,107        (61,851)
Lord Abbett Capital Structure
 Fund                                   32,535        85,152        (52,617)
Lord Abbett Bond-Debenture Fund        540,777       576,803        (36,026)
Lord Abbett Growth and Income
 Fund                                  331,296     1,359,634     (1,028,338)
Lord Abbett Classic Stock Fund          91,883       106,583        (14,700)
MFS(R) Core Equity Fund                    633        14,400        (13,767)
MFS(R) Growth Fund                         502         7,398         (6,896)
MFS(R) Investors Growth Stock
 Fund                                      138         6,477         (6,339)
MFS(R) Investors Trust Fund              9,850        80,155        (70,305)
MFS(R) Total Return Fund                36,203       197,856       (161,653)
MFS(R) Value Fund                           68            28             40
Invesco Van Kampen V.I. Equity
 and Income Fund                           141         1,610         (1,469)
UIF Core Plus Fixed Income
 Portfolio                              80,787       278,778       (197,991)
UIF Emerging Markets Debt
 Portfolio                               7,796        12,985         (5,189)
UIF Emerging Markets Equity
 Portfolio                             423,897       438,936        (15,039)
Invesco Van Kampen V.I. High
 Yield Fund                              7,707        24,551        (16,844)
UIF Mid Cap Growth Portfolio           321,090       333,704        (12,614)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             92,702       154,679        (61,977)
Morgan Stanley -- Focus Growth
 Portfolio                               7,341        89,659        (82,318)
Invesco V.I. Select Dimensions
 Balanced Fund                           6,490        59,022        (52,532)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Capital
 Opportunities Portfolio                35,804        88,348        (52,544)
Morgan Stanley -- Mid Cap Growth
 Portfolio                               1,221        21,075        (19,854)
Morgan Stanley -- Flexible
 Income Portfolio                        7,257        52,333        (45,076)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio              12,438       212,135       (199,697)
Morgan Stanley -- Capital Growth
 Portfolio                               7,070       122,756       (115,686)
Morgan Stanley -- Money Market
 Portfolio                           1,157,590     1,360,735       (203,145)
Morgan Stanley -- Global
 Infrastructure Portfolio                6,613       120,106       (113,493)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500 Fund          18,519       180,868       (162,349)
UIF Small Company Growth
 Portfolio                               6,581         5,950            631
UIF Global Franchise Portfolio           3,465         4,236           (771)
MTB Managed Allocation Fund --
 Moderate Growth II                    145,728       460,815       (315,087)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                        103,130        36,916         66,214
Oppenheimer Capital Appreciation
 Fund/VA                               397,373       811,893       (414,520)
Oppenheimer Global Securities
 Fund/VA                               378,357     1,596,974     (1,218,617)
Oppenheimer Main Street
 Fund(R)/VA                             24,847       117,437        (92,590)
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        297,493       957,763       (660,270)
Putnam VT Diversified Income
 Fund                                  525,275       460,189         65,086
Putnam VT Global Asset
 Allocation Fund                        52,148        50,681          1,467
Putnam VT Growth and Income Fund        31,936        24,519          7,417
Putnam VT International Value
 Fund                                   27,256        43,301        (16,045)
Putnam VT International Equity
 Fund                                  326,118       681,234       (355,116)
Putnam VT Investors Fund               274,906       656,146       (381,240)
Putnam VT Multi-Cap Growth Fund        199,138       218,061        (18,923)
Putnam VT Small Cap Value Fund         118,635       342,330       (223,695)
Putnam VT George Putnam Balanced
 Fund                                   16,762        66,772        (50,010)
Putnam VT Voyager Fund                  76,519       126,605        (50,086)
Putnam VT Equity Income Fund            53,492        74,836        (21,344)
Pioneer Fund VCT Portfolio                 987        78,722        (77,735)
Invesco Van Kampen V.I. Growth
 and Income Fund                       115,374       400,166       (284,792)
Invesco Van Kampen V.I. Comstock
 Fund                                  146,663       542,987       (396,324)
Invesco Van Kampen V.I. Capital
 Growth Fund                                 5           678           (673)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                             5,634         3,821          1,813
Invesco Van Kampen V.I.
 Government Fund                        12,354        13,220           (866)
Wells Fargo Advantage VT Total
 Return Bond Fund                       49,458        19,432         30,026
Wells Fargo Advantage VT
 Intrinsic Value Fund                    3,420         3,388             32
Wells Fargo Advantage VT
 International Equity Fund           2,016,652     1,971,044         45,608
Wells Fargo Advantage VT Small
 Cap Growth Fund                     2,138,761     5,166,769     (3,028,008)
Wells Fargo Advantage VT Small
 Cap Value Fund                      1,007,154     6,133,474     (5,126,320)

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                               3,444,646      $11.391416      to      $12.906986         $37,539,257
 2010                               3,857,808       10.720387      to       11.838977          43,926,655
 2009                               4,376,365        9.960690      to       10.814618          45,742,305
 2008                               4,660,775        8.249888      to        8.806247          39,959,437
 2007                               3,477,011       12.043388      to       12.638593          43,029,423
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                              10,182,361        7.996803      to       11.058787          77,379,447
 2010                              10,221,037       10.000912      to       14.095784          97,750,731
 2009                              10,917,550        6.097831      to        9.660906         101,526,824
 2008                              12,179,166        4.650983      to        7.244492          85,576,524
 2007                              10,088,499       10.203042      to       15.623839         154,046,641
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                               1,212,959       12.483330      to       16.637043          14,407,682
 2010                               1,349,241       12.463674      to       13.763974          17,784,590
 2009                               1,338,404       10.089911      to       10.954830          14,131,217
 2008                               1,413,927        7.247982      to        7.736813          10,613,748
 2007                               1,445,942       11.560375      to       12.131787          17,151,245
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                               5,250,860        8.798492      to       12.481891          43,936,888
 2010                               5,806,643        9.212624      to       13.320158          51,197,300
 2009                               6,297,769        7.672767      to        8.330677          50,564,987
 2008                               6,623,403        6.496340      to        6.934511          44,596,552
 2007                               5,522,576       11.286935      to       11.844777          63,968,685
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 696,673        6.403907      to        6.872697           4,659,139
 2010                                 731,599        7.813082      to        8.247734           5,891,843
 2009                                 713,266        7.106822      to        7.379407           5,172,450
 2008                                 469,181        5.227997      to        5.339751           2,481,200
 2007                                  49,593       10.493320      to       10.529980             521,465
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                                  29,353       10.490959      to       10.574332             308,891
INVESCO V.I. HIGH YIELD FUND+
 2011                                  68,991        9.638218      to        9.737940             669,986
INVESCO V.I. INTERNATIONAL
GROWTH FUND
 2011                                     434        8.811351      to        8.811351               3,823
 2010                                     406        9.568935      to        9.568935               3,889
 2009                                     402        8.582995      to        8.582995               3,454
INVESCO V.I. DIVIDEND GROWTH
FUND+
 2011                                 761,606        9.616628      to        9.712980           7,388,440

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.28%     to       3.43%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.50%     to       2.51%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.90%     to       0.90%      21.44%     to       23.52%
 2008                           0.75%     to       2.45%      2.64%     to       3.14%     (31.50)%    to      (30.32)%
 2007                           0.75%     to       2.45%      2.22%     to       2.22%       2.72%     to        4.48%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      4.00%     to       4.92%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.56%     to       3.30%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.06%     to       1.15%      31.11%     to       33.36%
 2008                           0.75%     to       2.45%      0.76%     to       0.89%     (54.42)%    to      (53.63)%
 2007                           0.75%     to       2.45%      1.04%     to       1.04%      (1.66)%    to        4.79%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.25%     to       0.27%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.28%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.82%     to       0.83%      39.21%     to       41.59%
 2008                           0.75%     to       2.45%      0.43%     to       0.46%     (37.30)%    to      (36.23)%
 2007                           0.75%     to       2.45%      0.42%     to       0.42%      (0.93)%    to        0.77%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      1.16%     to       1.19%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      1.76%     to       1.76%       8.51%     to       10.59%
 2009                           0.75%     to       2.45%      2.86%     to       3.16%      18.11%     to       20.13%
 2008                           0.75%     to       2.45%      2.12%     to       2.24%     (42.44)%    to      (41.46)%
 2007                           0.75%     to       2.45%      1.11%     to       1.49%      (6.48)%    to       (4.88)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           0.75%     to       2.40%      2.63%     to       2.69%     (18.04)%    to      (16.67)%
 2010                           0.75%     to       2.40%      1.84%     to       1.92%       9.94%     to       11.77%
 2009                           0.75%     to       2.40%      4.44%     to       5.29%      35.94%     to       38.20%
 2008                           0.75%     to       2.40%        --      to         --      (50.18)%    to      (49.35)%
 2007                           1.15%     to       2.40%      1.14%     to       1.14%       1.36%     to        1.53%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                           1.60%     to       2.60%        --      to         --        4.91%               5.74%
INVESCO V.I. HIGH YIELD FUND+
 2011                           1.30%     to       2.60%        --      to         --       (3.62)%             (2.62)%
INVESCO V.I. INTERNATIONAL
GROWTH FUND
 2011                           1.00%     to       1.00%      1.14%     to       1.14%      (7.92)%    to       (7.92)%
 2010                           1.00%     to       1.00%      1.90%     to       1.90%      11.49%     to       11.49%
 2009                           1.00%     to       1.00%      3.21%     to       3.21%      33.57%     to       33.57%
INVESCO V.I. DIVIDEND GROWTH
FUND+
 2011                           1.30%     to       2.30%        --      to         --       (3.83)%             (2.87)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                           UNITS                 LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
FUND
 2011                                   225,660       $1.600797      to      $14.216391          $2,626,490
 2010                                   281,164        1.779930      to       10.808051           3,627,408
 2009                                   305,424        1.613666      to        9.926545           3,511,626
 2008                                   301,119        1.148788      to        7.159287           2,443,542
 2007                                   320,066        1.889019      to       11.926853           4,300,452
AMERICAN FUNDS GROWTH FUND
 2011                                 1,547,942        1.302357      to       15.111751          14,474,721
 2010                                 1,925,301        1.378355      to        8.922734          18,977,658
 2009                                 2,273,693        1.176587      to        7.716121          19,050,838
 2008                                 2,521,290        0.855005      to        5.680541          15,469,171
 2007                                 3,087,940        1.546007      to       10.406277          34,030,792
AMERICAN FUNDS GROWTH-INCOME
FUND
 2011                                   924,439        1.173261      to       13.620293          10,870,289
 2010                                 1,151,443        1.210780      to       11.649995          14,045,200
 2009                                 1,366,611        1.100825      to       10.730513          14,953,246
 2008                                 1,484,142        0.849750      to        8.391543          12,449,136
 2007                                 1,810,784        1.385135      to       13.858148          25,100,711
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                                   583,061        1.534576      to        8.695755           5,339,390
 2010                                   796,029        1.807016      to       10.373844           8,088,398
 2009                                 1,028,816        1.707156      to        9.928663           9,460,952
 2008                                 1,145,963        1.208820      to        7.122349           7,477,152
 2007                                 1,382,735        2.116001      to       12.631102          16,850,838
AMERICAN FUNDS GLOBAL SMALL
CAPITALIZATION FUND
 2011                                    93,099        1.741965      to       11.542805           1,318,829
 2010                                   129,245        2.182637      to       14.652494           2,291,310
 2009                                   146,349        1.806309      to       12.284569           2,182,655
 2008                                   174,011        7.816645      to       11.655071           1,630,828
 2007                                   339,335        2.472943      to       17.261982           5,270,761
STERLING CAPITAL STRATEGIC
ALLOCATION EQUITY VIF+
 2011                                   629,195        0.932502      to        1.223324             624,918
 2010                                   743,500        1.017748      to        1.347912             806,332
 2009                                   750,577        0.895413      to        1.197204             721,910
 2008                                   926,101        0.723200      to        0.976170             717,655
 2007                                 1,333,165        1.184223      to        1.613733           1,729,776
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                                 1,688,640        1.167147      to        1.303596           2,144,519
 2010                                 1,874,625        1.245768      to        1.374117           2,514,124
 2009                                 2,117,795        1.140033      to        1.241859           2,579,044
 2008                                 2,469,571        0.985449      to        1.060141           2,565,121
 2007                                 2,568,711        1.613259      to        1.713950           4,322,391
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                                 6,254,776        1.636125      to        1.790016          11,003,734
 2010                                 7,107,403        1.737245      to        1.877039          13,131,758
 2009                                 7,926,092        1.530877      to        1.633517          12,771,369
 2008                                 8,194,764        1.092461      to        1.151245           9,328,287
 2007                                 8,209,212        1.688134      to        1.756853          14,290,483

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
FUND
 2011                           1.30%     to       2.65%      1.32%     to       1.33%     (11.27)%    to      (10.06)%
 2010                           1.30%     to       2.60%      0.94%     to       1.48%       8.88%     to       10.30%
 2009                           1.30%     to       2.60%      1.43%     to       1.46%      38.65%     to       40.47%
 2008                           1.30%     to       2.60%      1.82%     to       1.84%     (39.97)%    to      (39.19)%
 2007                           1.30%     to       2.60%      2.68%     to       2.70%      11.90%     to       13.37%
AMERICAN FUNDS GROWTH FUND
 2011                           1.30%     to       2.65%      0.61%     to       0.71%      (6.78)%    to       (5.51)%
 2010                           1.30%     to       2.60%      0.69%     to       0.70%      15.64%     to       17.15%
 2009                           1.30%     to       2.60%      0.63%     to       0.66%      35.83%     to       37.61%
 2008                           1.30%     to       2.60%      0.81%     to       0.84%     (45.41)%    to      (44.70)%
 2007                           1.30%     to       2.60%      0.77%     to       0.78%       9.47%     to       10.90%
AMERICAN FUNDS GROWTH-INCOME
FUND
 2011                           1.30%     to       2.65%      1.57%     to       1.80%      (4.40)%    to       (3.10)%
 2010                           1.30%     to       2.60%      0.37%     to       1.40%       8.57%     to        9.99%
 2009                           1.30%     to       2.60%      1.53%     to       1.58%      27.87%     to       29.55%
 2008                           1.30%     to       2.60%      1.73%     to       1.75%     (39.45)%    to      (38.65)%
 2007                           1.30%     to       2.60%      1.43%     to       1.51%       2.35%     to        3.69%
AMERICAN FUNDS INTERNATIONAL
FUND
 2011                           1.30%     to       2.60%      1.46%     to       1.70%     (16.18)%    to      (15.08)%
 2010                           1.30%     to       2.60%      1.90%     to       2.00%       4.48%     to        5.85%
 2009                           1.30%     to       2.60%      1.43%     to       1.52%      39.40%     to       41.23%
 2008                           1.30%     to       2.60%      1.96%     to       2.02%     (43.61)%    to      (42.87)%
 2007                           1.30%     to       2.60%      1.44%     to       1.49%      16.94%     to       18.47%
AMERICAN FUNDS GLOBAL SMALL
CAPITALIZATION FUND
 2011                           1.30%     to       2.60%      1.22%     to       1.38%     (21.22)%    to      (20.19)%
 2010                           1.30%     to       2.60%      1.52%     to       1.73%      19.28%     to       20.83%
 2009                           1.30%     to       2.60%      0.28%     to       0.37%      57.16%     to       59.21%
 2008                           1.40%     to       2.60%        --      to         --      (54.72)%    to      (54.17)%
 2007                           1.30%     to       2.60%      2.90%     to       2.91%      18.31%     to       19.86%
STERLING CAPITAL STRATEGIC
ALLOCATION EQUITY VIF+
 2011                           1.15%     to       2.10%      0.79%     to       0.81%      (9.24)%    to       (8.38)%
 2010                           1.15%     to       2.10%      1.55%     to       1.56%      12.59%     to       13.66%
 2009                           1.15%     to       2.10%      0.89%     to       0.89%      22.64%     to       23.81%
 2008                           1.15%     to       2.10%      1.36%     to       1.42%     (39.51)%    to      (38.93)%
 2007                           1.15%     to       2.10%      2.70%     to       3.23%      (0.05)%    to        0.90%
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                           1.15%     to       2.40%      1.10%     to       1.12%      (6.31)%    to       (5.13)%
 2010                           1.15%     to       2.40%      1.26%     to       1.27%       9.28%     to       10.65%
 2009                           1.15%     to       2.40%      0.99%     to       0.99%      15.69%     to       17.14%
 2008                           1.15%     to       2.40%      1.64%     to       1.67%     (38.92)%    to      (38.15)%
 2007                           1.15%     to       2.40%      2.16%     to       2.19%      (8.10)%    to       (6.95)%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                           1.15%     to       2.40%        --      to         --       (5.82)%    to       (4.64)%
 2010                           1.15%     to       2.40%      0.06%     to       0.07%      13.48%     to       14.91%
 2009                           1.15%     to       2.40%        --      to         --       40.13%     to       41.89%
 2008                           1.15%     to       2.40%      0.13%     to       0.13%     (35.29)%    to      (34.47)%
 2007                           1.15%     to       2.40%        --      to         --       10.72%     to       12.12%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                               5,087,761       $1.261774      to       $1.352480          $6,762,332
 2010                               5,713,529        1.214340      to        1.289323           7,240,118
 2009                               6,121,274        1.151006      to        1.210523           7,299,566
 2008                               5,890,270        1.082537      to        1.127745           6,553,279
 2007                               2,658,741        1.069333      to        1.103453           2,910,144
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 268,500        1.074886      to       11.626618             237,648
 2010                                 349,865        0.822613      to       12.595498             328,571
 2009                                 305,477        0.701269      to        0.970138             239,333
 2008                                 169,147        0.497429      to        0.674791              88,021
 2007                                  60,936        0.697741      to        0.939459              44,335
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                               5,290,329       10.426975      to       14.216816          52,466,826
 2010                               5,880,492       10.437162      to       14.503942          58,701,280
 2009                               6,342,260        8.427667      to        9.150684          55,897,766
 2008                               6,846,856        6.649588      to        7.098308          47,167,218
 2007                               6,056,636       11.916841      to       12.505825          74,051,461
FIDELITY VIP GROWTH PORTFOLIO
 2011                               1,639,625       10.299916      to       11.530588          18,007,554
 2010                               1,852,764       10.553719      to       11.621232          20,627,962
 2009                               1,952,371        8.727311      to        9.453023          17,808,495
 2008                               2,017,954        6.985734      to        7.442810          14,600,550
 2007                               1,838,492       13.580692      to       14.231633          25,628,953
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                              22,202,373       12.572635      to       14.523280         266,359,398
 2010                              25,086,647       11.798816      to       13.030114         313,797,647
 2009                              27,578,951       10.340831      to       11.227714         299,242,105
 2008                              30,405,251        7.822733      to        8.350476         247,083,367
 2007                              28,563,051       13.989471      to       14.680736         410,822,942
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               5,348,734       13.494815      to       15.525131          68,616,762
 2010                               5,980,549       13.810622      to       15.251669          87,241,344
 2009                               6,465,883       11.007723      to       11.951681          74,411,316
 2008                               6,991,415        8.071916      to        8.616452          58,451,556
 2007                               7,136,450       13.697774      to       14.374716         100,279,866
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 672,411        9.593403      to       10.630369           6,879,588
 2010                                 754,197       10.808474      to       11.936816           8,608,324
 2009                                 703,837        8.767188      to        9.519435           6,461,966
 2008                                 578,042        5.717159      to        6.103049           3,427,118
 2007                                 561,733       12.028191      to       12.622679           6,948,465
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 107,897        7.907296      to        8.342186             890,492
 2010                                 138,485        8.330097      to        8.678976           1,191,506
 2009                                  58,971        7.231608      to        7.440982             434,985
 2008                                  41,838        5.455028      to        5.543220             230,653
 2007                                   2,266        9.539030      to        9.560421              21,639

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                           1.15%     to       2.10%      3.58%     to       3.61%       3.91%     to        4.90%
 2010                           1.15%     to       2.10%      3.87%     to       3.87%       5.50%     to        6.51%
 2009                           1.15%     to       2.10%      3.99%     to       3.99%       6.33%     to        7.34%
 2008                           1.15%     to       2.10%      4.09%     to       4.10%       1.24%     to        2.20%
 2007                           1.15%     to       2.10%      4.21%     to       4.32%       4.27%     to        5.26%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.10%        --      to         --       (7.50)%    to       (6.44)%
 2010                           1.15%     to       2.10%      0.89%     to       0.89%      17.30%     to       25.96%
 2009                           1.15%     to       2.10%      0.85%     to       0.85%      40.98%     to       42.32%
 2008                           1.35%     to       2.10%        --      to         --      (28.71)%    to      (28.17)%
 2007                           1.35%     to       2.10%      0.54%     to       0.54%       9.63%     to       10.46%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.33%     to       2.60%      (1.98)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.49%     to       2.14%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      2.13%     to       2.15%      26.74%     to       28.91%
 2008                           0.75%     to       2.45%      2.41%     to       3.41%     (44.20)%    to      (43.24)%
 2007                           0.75%     to       2.45%      1.73%     to       2.13%      (1.18)%    to        0.52%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.75%     to       2.40%      0.12%     to       0.13%      (2.40)%    to       (0.78)%
 2010                           0.75%     to       2.40%      0.03%     to       0.03%      20.93%     to       22.94%
 2009                           0.75%     to       2.40%      0.20%     to       0.21%      24.93%     to       27.01%
 2008                           0.75%     to       2.40%      0.56%     to       0.79%     (48.56)%    to      (47.70)%
 2007                           0.75%     to       2.40%      0.04%     to       0.36%      23.66%     to       25.71%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.77%     to       0.91%      (5.33)%    to       (3.51)%
 2010                           0.75%     to       2.45%      0.98%     to       1.02%      14.10%     to       16.05%
 2009                           0.75%     to       2.45%      1.19%     to       1.36%      32.19%     to       34.46%
 2008                           0.75%     to       2.45%      0.83%     to       0.98%     (44.08)%    to      (43.12)%
 2007                           0.75%     to       2.45%      0.91%     to       1.08%      14.47%     to       16.43%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.02%     to       0.03%     (13.19)%    to      (11.52)%
 2010                           0.75%     to       2.45%      0.12%     to       0.15%      25.46%     to       27.61%
 2009                           0.75%     to       2.45%      0.46%     to       0.47%      36.37%     to       38.71%
 2008                           0.75%     to       2.45%      0.20%     to       0.25%     (41.07)%    to      (40.06)%
 2007                           0.75%     to       2.45%      0.46%     to       1.43%      12.55%     to       14.48%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.95%     to       2.45%      0.73%     to       0.76%     (11.24)%    to       (9.90)%
 2010                           0.75%     to       2.45%      0.30%     to       0.31%      23.28%     to       25.39%
 2009                           0.75%     to       2.45%      0.38%     to       0.38%      53.35%     to       55.98%
 2008                           0.75%     to       2.45%      0.56%     to       0.76%     (52.47)%    to      (51.65)%
 2007                           0.75%     to       2.45%      0.34%     to       0.83%       2.89%     to        4.65%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           1.15%     to       2.40%        --      to         --       (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.40%      0.11%     to       0.20%      15.19%     to       16.64%
 2009                           1.15%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.24%
 2008                           1.15%     to       2.40%      0.50%     to       0.57%     (42.74)%    to      (42.02)%
 2007                           1.15%     to       1.95%      0.34%     to       0.41%      (1.01)%    to       (0.91)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2011                                   3,514      $11.006459      to      $11.006459             $38,675
 2010                                   3,572       10.868618      to       10.868618              38,822
 2009                                   1,613        9.754336      to        9.754336              15,732
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                                 241,648        1.239954      to        7.211385           1,910,667
 2010                                 341,059        1.319964      to        7.777244           2,675,550
 2009                                 487,509        1.047791      to        6.254241           2,800,251
 2008                                 510,282        0.739330      to        4.470802           2,018,031
 2007                                 558,148        1.302551      to        7.980030           3,957,663
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                                     198       10.715206      to       10.839361               2,139
 2010                                     196       11.292781      to       11.389367               2,232
 2009                                     193        8.927940      to        8.977355               1,734
 2008                                       7        7.009158      to        7.009158                  51
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                 393,924        1.819437      to       16.929437           6,444,170
 2010                                 460,555        1.793457      to       16.906020           7,620,940
 2009                                 537,363        1.633768      to       15.602173           8,273,770
 2008                                 582,946        1.312418      to       12.697219           7,279,697
 2007                               1,085,588        1.494425      to       14.647354          16,230,440
MUTUAL SHARES SECURITIES FUND
 2011                                 495,836        9.034795      to       13.226486           5,529,443
 2010                                 600,662        9.229000      to       13.504929           7,194,570
 2009                                 718,134        8.393589      to       12.646702           7,689,391
 2008                                 806,901        0.948803      to       10.149532           7,185,428
 2007                                 942,700        1.528406      to       16.564137          13,996,363
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                  74,705        2.646401      to       19.112314           1,187,502
 2010                                  82,772        3.179308      to       23.261869           1,628,953
 2009                                  97,270        2.733475      to       20.261118           1,712,188
 2008                                 112,917        1.597720      to       11.997433           1,130,790
 2007                                 174,954        3.416340      to       25.990444           3,154,826
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                 146,505        8.065299      to        9.848286           1,561,871
 2010                                 164,155        8.773263      to       10.866004           1,912,737
 2009                                 199,777        8.257399      to       10.384194           2,079,359
 2008                                 209,685        0.866879      to        8.129257           1,704,438
 2007                                 274,720        1.522683      to       14.466570           4,004,067
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                                     192       12.803269      to       12.803269               2,453
 2010                                     194       13.096251      to       13.096251               2,536
 2009                                     196       11.609181      to       11.609181               2,275
 2008                                     199        9.917849      to        9.917849               1,969
HARTFORD ADVISERS HLS FUND
 2011                              19,107,296        1.121215      to        1.266006          27,792,117
 2010                              20,633,578        1.128099      to        1.252295          29,644,051
 2009                              17,121,930        1.030947      to        1.125166          22,557,229
 2008                              17,975,562        0.810892      to        0.870096          18,276,563
 2007                              18,508,192        1.215681      to        1.282397          28,287,149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2011                           1.00%     to       1.00%      5.63%     to       5.63%       1.27%     to        1.27%
 2010                           1.00%     to       1.00%      7.24%     to       7.24%      11.42%     to       11.42%
 2009                           1.00%     to       1.00%        --      to         --       34.03%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           1.30%     to       2.60%        --      to         --       (7.28)%    to       (6.06)%
 2010                           1.30%     to       2.60%        --      to         --       24.35%     to       25.98%
 2009                           1.30%     to       2.60%        --      to         --       39.89%     to       41.72%
 2008                           1.30%     to       2.60%        --      to         --      (43.98)%    to      (43.24)%
 2007                           1.30%     to       2.60%        --      to         --        8.39%     to        9.81%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           1.00%     to       1.30%      0.56%     to       0.59%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.65%     to       0.69%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      0.77%     to       1.87%      27.38%     to       27.76%
 2008                           1.30%     to       1.30%        --      to         --      (34.98)%    to      (34.98)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           1.30%     to       2.60%      5.90%     to       6.10%       0.14%     to        1.45%
 2010                           1.30%     to       2.60%      4.66%     to       4.71%       8.36%     to        9.77%
 2009                           1.30%     to       2.60%      7.21%     to       7.88%      22.88%     to       24.49%
 2008                           1.30%     to       2.60%      6.02%     to       6.99%     (13.31)%    to      (12.18)%
 2007                           1.30%     to       2.60%      5.14%     to       5.30%       3.48%     to        4.83%
MUTUAL SHARES SECURITIES FUND
 2011                           1.00%     to       2.65%      2.29%     to       2.63%      (3.63)%    to       (2.10)%
 2010                           1.00%     to       2.60%      1.49%     to       1.81%       8.34%     to        9.95%
 2009                           1.00%     to       2.85%      2.32%     to       4.25%      22.51%     to       24.69%
 2008                           1.30%     to       2.60%      3.03%     to       3.46%     (38.73)%    to      (37.92)%
 2007                           1.30%     to       2.60%      1.42%     to       1.43%       0.82%     to        2.14%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           1.30%     to       2.60%      1.23%     to       1.23%     (17.84)%    to      (16.76)%
 2010                           1.30%     to       2.60%      1.82%     to       2.44%      14.81%     to       16.31%
 2009                           1.30%     to       2.60%      4.60%     to       6.10%      68.88%     to       71.09%
 2008                           1.30%     to       2.60%      3.05%     to       3.06%     (53.84)%    to      (53.23)%
 2007                           1.30%     to       2.60%      2.51%     to       2.51%      25.78%     to       27.42%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           1.00%     to       2.60%      1.26%     to       1.35%      (9.37)%    to       (8.07)%
 2010                           1.00%     to       2.60%      1.36%     to       1.46%       4.64%     to        6.25%
 2009                           1.00%     to       2.60%      3.24%     to       3.24%      27.74%     to       29.68%
 2008                           1.30%     to       2.60%      1.78%     to       1.78%     (43.81)%    to      (43.07)%
 2007                           1.30%     to       2.60%      1.31%     to       1.32%      (0.28)%    to        1.03%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           1.30%     to       1.30%      5.41%     to       5.41%      (2.24)%    to       (2.24)%
 2010                           1.30%     to       1.30%      1.43%     to       1.43%      12.81%     to       12.81%
 2009                           1.30%     to       1.30%     14.43%     to      14.43%      17.05%     to       17.05%
 2008                           1.30%     to       1.30%        --      to         --        0.06%     to        0.06%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.45%      1.69%     to       1.89%      (0.61)%    to        1.09%
 2010                           0.75%     to       2.45%      1.34%     to       1.74%       9.42%     to       11.30%
 2009                           0.75%     to       2.45%      2.32%     to       2.34%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      3.19%     to       3.82%     (33.30)%    to      (32.15)%
 2007                           0.75%     to       2.45%      1.32%     to       3.08%       4.06%     to        5.84%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              183,410,176      $1.891466      to      $12.529041        $365,488,161
 2010                              203,272,572       1.781162      to       12.024711         383,128,937
 2009                              212,917,021       1.537354      to        1.669168         378,054,879
 2008                              221,197,520       1.369854      to        1.462244         345,954,780
 2007                              226,734,671       1.519717      to        1.594851         386,265,304
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               3,289,904       10.881142      to       14.495182          35,016,638
 2010                               3,723,797       12.374494      to       16.801253          45,322,349
 2009                               3,386,757       10.701705      to       14.808455          35,889,401
 2008                                 559,925        7.371198      to        7.401954           4,135,328
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              134,897,618       1.671386      to       13.653929         235,066,209
 2010                              150,538,936       1.414152      to        1.662078         262,568,884
 2009                              161,816,848       1.280144      to        1.479238         252,080,791
 2008                              172,122,897       1.052246      to        1.195400         218,210,907
 2007                              165,223,875       1.596005      to        1.782505         312,977,723
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                 110,627        8.920965      to       14.471349             982,526
 2010                                  98,900        9.683133      to        9.947741             973,533
 2009                                  76,704        8.476750      to        8.673876             662,118
 2008                                  10,008        6.109152      to        6.173557              61,758
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                               3,353,441        0.979038      to        1.096068           4,407,422
 2010                               3,901,116        1.164579      to        1.282407           6,072,773
 2009                               4,194,257        1.044061      to        1.130896           5,723,155
 2008                               4,466,823        0.788413      to        0.840008           4,527,846
 2007                               4,055,898        1.698782      to        1.780206           8,890,530
HARTFORD DISCIPLINED EQUITY
HLS FUND
 2011                              114,691,201       1.129674      to       13.952267         134,905,100
 2010                              138,065,906       1.125208      to       14.163838         162,001,771
 2009                              154,632,346       0.994065      to        1.078275         161,226,318
 2008                              172,714,514       0.797115      to        0.879458         145,127,713
 2007                              192,979,347       1.280301      to        1.436846         262,380,253
HARTFORD GROWTH HLS FUND
 2011                               7,696,443        1.125045      to        1.298990           9,369,157
 2010                               8,305,156        1.266333      to        1.437446          11,236,843
 2009                               7,842,258        1.087144      to        1.213267           9,012,081
 2008                               8,783,127        0.829923      to        0.910599           7,628,688
 2007                               8,275,635        1.465205      to        1.576049          12,542,884
HARTFORD GROWTH OPPORTUNITIES
HLS FUND
 2011                              21,543,458        1.332989      to        1.538976          32,332,675
 2010                              23,638,861        1.499092      to        1.701546          39,046,526
 2009                              27,137,354        1.306706      to        1.458218          38,427,685
 2008                              30,428,600        1.033217      to        1.133580          33,707,551
 2007                              25,790,886        1.948859      to        2.102007          53,455,583

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.75%     to       2.65%      0.22%     to       0.27%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.01%     to      12.32%       4.70%     to        6.71%
 2009                           0.75%     to       2.45%      3.75%     to       3.87%      12.23%     to       14.15%
 2008                           0.75%     to       2.45%      5.84%     to       7.52%      (9.86)%    to       (8.32)%
 2007                           0.75%     to       2.45%      5.47%     to       6.95%       2.14%     to        3.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.75%     to       2.65%      0.17%     to       0.89%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.76%     to       0.78%      13.46%     to       15.63%
 2009                           0.75%     to       2.65%      0.79%     to       0.82%      41.86%     to       44.58%
 2008                           0.75%     to       2.40%      7.72%     to       7.72%      (1.85)%    to       (1.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.75%     to       2.65%      1.94%     to       4.04%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.45%      1.92%     to       2.02%      10.47%     to       12.36%
 2009                           0.75%     to       2.45%      2.29%     to       2.31%      21.66%     to       23.74%
 2008                           0.75%     to       2.45%      1.65%     to       2.31%     (34.07)%    to      (32.94)%
 2007                           0.75%     to       2.45%      1.56%     to       2.36%       5.64%     to        7.45%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           1.15%     to       2.65%      0.01%     to       0.01%     (11.66)%    to      (10.32)%
 2010                           1.15%     to       2.10%      1.43%     to       2.23%      13.60%     to       14.69%
 2009                           1.15%     to       2.40%      1.15%     to       1.75%      38.76%     to       40.50%
 2008                           1.15%     to       2.40%      0.66%     to       1.91%     (41.62)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.75%     to       2.40%      0.03%     to       0.04%     (15.93)%    to      (14.53)%
 2010                           0.75%     to       2.40%      0.27%     to       0.28%      11.54%     to       13.40%
 2009                           0.75%     to       2.40%      0.74%     to       1.00%      32.43%     to       34.63%
 2008                           0.75%     to       2.40%      0.75%     to       0.77%     (53.59)%    to      (52.81)%
 2007                           0.75%     to       2.40%      0.05%     to       0.05%      22.09%     to       24.12%
HARTFORD DISCIPLINED EQUITY
HLS FUND
 2011                           0.75%     to       2.65%      1.11%     to       1.16%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.38%     to       1.77%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.20%     to       1.61%      22.61%     to       24.71%
 2008                           0.75%     to       2.45%      1.22%     to       1.28%     (38.79)%    to      (37.74)%
 2007                           0.75%     to       2.45%      1.17%     to       1.32%       5.72%     to        7.53%
HARTFORD GROWTH HLS FUND
 2011                           0.75%     to       2.45%      0.16%     to       0.16%     (11.16)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.45%      0.47%     to       0.48%      30.99%     to       33.24%
 2008                           0.75%     to       2.45%      0.27%     to       0.34%     (43.20)%    to      (42.22)%
 2007                           0.75%     to       2.40%      0.02%     to       0.02%      14.01%     to       15.91%
HARTFORD GROWTH OPPORTUNITIES
HLS FUND
 2011                           0.75%     to       2.45%        --      to         --      (11.08)%    to       (9.55)%
 2010                           0.75%     to       2.45%      0.02%     to       0.02%      14.72%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
 2008                           0.75%     to       2.45%      0.43%     to       0.52%     (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.20%     to       0.30%      26.52%     to       28.68%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2011                              22,488,532       $1.881989      to      $17.545780         $41,503,447
 2010                              25,558,692        1.651288      to        1.811122          45,246,482
 2009                              26,097,639        1.456931      to        1.571038          40,040,874
 2008                              19,398,840        0.992304      to        1.052015          20,133,967
 2007                              18,536,460        1.360119      to        1.417630          26,135,342
HARTFORD INDEX HLS FUND
 2011                               5,551,982        1.059850      to       13.844971           7,570,255
 2010                               5,866,012        0.986741      to        1.048831           7,565,892
 2009                               6,321,549        0.880900      to        0.921031           7,103,546
 2008                               6,194,310        0.715272      to        0.735613           5,499,234
 2007                               6,315,115        1.165052      to        1.178530           9,172,270
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              46,839,828        1.301482      to       12.982010          64,575,173
 2010                              50,705,502        1.524253      to       15.496334          82,520,880
 2009                              37,160,061        1.341398      to        8.952868          53,129,725
 2008                              41,587,517        1.012667      to        6.874800          45,209,626
 2007                              41,441,160        1.766656      to       12.199778          78,718,154
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                 465,241        8.671491      to        9.148453           4,225,724
 2010                                 478,158        8.984389      to        9.360642           4,437,615
 2009                                 822,668        7.313253      to        7.524996           6,159,513
 2008                                 104,316        5.065890      to        5.147819             534,332
 2007                                  15,273        9.777219      to        9.797763             149,469
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                 182,754       10.909661      to       11.127602           2,023,333
 2010                                 189,455       12.227077      to       12.310003           2,326,755
HARTFORD MONEY MARKET HLS
 FUND
 2011                              54,394,103        0.962599      to        1.199199          68,772,800
 2010                              57,185,253        0.986484      to        1.208270          73,364,886
 2009                              83,949,902        1.010955      to        1.217394         108,889,816
 2008                              135,941,334       1.035301      to        1.225735         176,082,721
 2007                              46,254,032        1.038826      to        1.209133          59,926,601
HARTFORD SMALL COMPANY HLS
FUND
 2011                              11,438,230        1.291320      to        1.633676          20,063,654
 2010                              12,806,832        1.369416      to        1.703225          23,627,836
 2009                              13,868,602        1.130532      to        1.382440          20,889,417
 2008                              14,338,200        0.896115      to        1.077311          16,938,473
 2007                               7,977,937        1.546238      to        1.827464          16,076,826
HARTFORD SMALLCAP GROWTH HLS
FUND
 2011                              12,807,639        1.395157      to        1.610827          19,974,710
 2010                              13,523,605        1.409738      to        1.600207          20,649,609
 2009                              15,231,291        1.057909      to        1.180637          17,411,821
 2008                              14,436,429        0.800757      to        0.878590          12,394,334
 2007                              15,518,757        1.311438      to        1.414586          21,505,266
HARTFORD STOCK HLS FUND
 2011                              10,212,543        0.935702      to        1.018186          12,843,263
 2010                              11,441,576        0.969044      to        1.037207          14,765,737
 2009                              13,170,056        0.864603      to        0.910292          14,741,202
 2008                              14,798,643        0.625710      to        0.647997          11,598,688
 2007                              14,867,480        1.127052      to        1.148022          21,119,733

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2011                           0.75%     to       2.65%      8.84%     to       8.93%       1.96%     to        3.91%
 2010                           0.75%     to       2.45%      0.67%     to       0.68%      13.34%     to       15.28%
 2009                           0.75%     to       2.45%      7.75%     to       9.42%      46.82%     to       49.34%
 2008                           0.75%     to       2.45%     10.56%     to      12.58%     (27.04)%    to      (25.79)%
 2007                           0.75%     to       2.45%      6.72%     to       7.32%       0.30%     to        2.02%
HARTFORD INDEX HLS FUND
 2011                           0.75%     to       2.65%      1.77%     to       2.00%      (0.85)%    to        1.05%
 2010                           0.75%     to       2.40%      1.53%     to       2.08%      12.02%     to       13.88%
 2009                           0.75%     to       2.40%      2.07%     to       2.58%      23.16%     to       25.21%
 2008                           0.75%     to       2.40%      2.32%     to       2.85%     (38.61)%    to      (37.58)%
 2007                           0.75%     to       2.40%      1.64%     to       2.18%       2.71%     to        4.42%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.75%     to       2.65%      0.05%     to       0.05%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.43%     to       1.57%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.06%     to       2.07%      30.23%     to       32.46%
 2008                           0.75%     to       2.45%      2.38%     to       2.80%     (43.65)%    to      (42.68)%
 2007                           0.75%     to       2.45%      2.00%     to       5.50%      17.19%     to       26.47%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           1.15%     to       2.40%        --      to         --       (3.48)%    to       (2.27)%
 2010                           1.15%     to       2.40%      0.58%     to       0.83%      22.85%     to       24.39%
 2009                           1.15%     to       2.40%      0.49%     to       0.68%      44.36%     to       46.18%
 2008                           1.15%     to       2.40%      0.54%     to       0.65%     (48.11)%    to      (47.46)%
 2007                           1.15%     to       1.90%      0.31%     to       0.31%       2.86%     to        2.96%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           1.15%     to       2.45%      0.01%     to       0.01%     (10.77)%    to       (9.61)%
 2010                           1.15%     to       2.45%      0.60%     to       0.61%      22.27%     to       23.10%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2010                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.05%     to       0.07%      (2.35)%    to       (0.68)%
 2008                           0.75%     to       2.45%      2.05%     to       2.81%      (0.34)%    to        1.37%
 2007                           0.75%     to       2.45%      4.61%     to       4.80%       2.41%     to        4.16%
HARTFORD SMALL COMPANY HLS
FUND
 2011                           0.75%     to       2.45%        --      to         --       (5.70)%    to       (4.08)%
 2010                           0.75%     to       2.45%        --      to         --       21.13%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
 2008                           0.75%     to       2.45%      0.10%     to       0.10%     (42.05)%    to      (41.05)%
 2007                           0.75%     to       2.45%      0.45%     to       0.65%      11.46%     to       13.37%
HARTFORD SMALLCAP GROWTH HLS
FUND
 2011                           0.75%     to       2.45%        --      to         --       (1.03)%    to        0.66%
 2010                           0.75%     to       2.45%        --      to         --       33.26%     to       35.54%
 2009                           0.75%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.38%
 2008                           0.75%     to       2.45%      0.22%     to       0.46%     (38.94)%    to      (37.89)%
 2007                           0.75%     to       2.45%      0.29%     to       0.40%      (4.22)%    to       (2.58)%
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.40%      1.41%     to       1.41%      (3.44)%    to       (1.83)%
 2010                           0.75%     to       2.40%      1.21%     to       1.22%      12.08%     to       13.94%
 2009                           0.75%     to       2.40%      1.59%     to       1.65%      38.18%     to       40.48%
 2008                           0.75%     to       2.40%      1.92%     to       2.14%     (44.48)%    to      (43.56)%
 2007                           0.75%     to       2.40%      1.09%     to       1.17%       3.39%     to        5.11%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                              105,658,723      $1.285166      to      $10.418250        $127,724,502
 2010                              121,324,055       1.234656      to       10.200692         141,343,984
 2009                              133,174,932       1.074005      to        1.198495         151,419,367
 2008                              140,040,903       1.064651      to        1.168037         156,282,702
 2007                              140,250,881       1.098120      to        1.184437         159,909,627
HARTFORD VALUE HLS FUND
 2011                              38,178,180        1.347487      to       13.308227          48,117,113
 2010                              42,401,928        1.384725      to       13.938601          55,135,528
 2009                              27,088,045        1.083181      to        1.184249          31,193,276
 2008                              29,086,064        0.892530      to        0.963202          27,321,664
 2007                              18,131,259        1.386664      to        1.505403          26,170,486
AMERICAN FUNDS BOND HLS FUND
 2011                                   1,021       10.914436      to       10.914436              11,148
 2010                                   1,048       10.415366      to       10.415366              10,916
 2009                                     989        9.910553      to        9.910553               9,799
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                                       8        7.684986      to        7.684986                  58
 2010                                       8        9.659874      to        9.659874                  74
 2009                                       8        8.017227      to        8.017227                  61
 2008                                       8        5.051966      to        5.051966                  39
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                                     757        8.902363      to        8.902363               6,736
 2010                                     760        9.422493      to        9.422493               7,160
 2009                                     747        8.040827      to        8.040827               6,010
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                                     617        7.685124      to        7.685124               4,740
 2010                                     524        9.050211      to        9.050211               4,744
 2009                                     491        8.549477      to        8.549477               4,195
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                               1,423,895        1.195401      to        1.200742           1,717,361
 2010                               1,604,815        1.129447      to        1.145320           1,832,843
 2009                               1,874,090        1.022001      to        1.046262           1,943,094
 2008                               2,041,585        0.850074      to        0.878562           1,766,216
 2007                               1,984,928        1.383280      to        1.443302           2,800,603
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                               1,809,440        1.577626      to       14.271531           3,128,247
 2010                               2,011,228        1.490473      to       13.652710           3,382,253
 2009                               2,331,395        1.309662      to       12.147326           3,536,837
 2008                               2,658,975        1.058939      to        9.945276           3,259,703
 2007                               2,922,607        1.489438      to       14.164468           5,114,553
HUNTINGTON VA GROWTH FUND
 2011                               1,632,036        0.756296      to        9.936521           1,424,532
 2010                               1,746,730        0.789108      to       12.374121           1,605,402
 2009                               2,085,319        0.726565      to        9.729073           1,749,825
 2008                               2,113,513        0.633809      to        8.567951           1,541,294
 2007                               1,594,205        1.032542      to       14.091540           1,949,318

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.75%     to       2.65%      2.77%     to       4.63%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.34%     to       4.34%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.03%     to       0.03%       0.88%     to        2.61%
 2008                           0.75%     to       2.45%      5.05%     to       8.48%      (3.05)%    to       (1.39)%
 2007                           0.75%     to       2.45%      3.80%     to       3.92%       1.85%     to        3.60%
HARTFORD VALUE HLS FUND
 2011                           0.75%     to       2.65%      1.49%     to       2.14%      (4.52)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.23%     to       1.24%      11.67%     to       13.81%
 2009                           1.15%     to       2.45%      1.87%     to       1.91%      21.36%     to       22.95%
 2008                           1.15%     to       2.45%      2.12%     to       2.42%     (35.64)%    to      (34.79)%
 2007                           0.75%     to       2.45%      2.29%     to       3.28%       6.34%     to        8.17%
AMERICAN FUNDS BOND HLS FUND
 2011                           1.00%     to       1.00%      2.70%     to       2.70%       4.79%     to        4.79%
 2010                           1.00%     to       1.00%      2.18%     to       2.18%       5.09%     to        5.09%
 2009                           1.00%     to       1.00%      2.96%     to       2.96%      11.12%     to       11.12%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           1.30%     to       1.30%      1.37%     to       1.37%     (20.44)%    to      (20.44)%
 2010                           1.30%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.49%
 2009                           1.30%     to       1.30%      0.06%     to       0.06%      58.70%     to       58.70%
 2008                           1.30%     to       1.30%        --      to         --      (49.92)%    to      (49.92)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           1.00%     to       1.00%        --      to         --       (5.52)%    to       (5.52)%
 2010                           1.00%     to       1.00%      0.49%     to       0.49%      17.18%     to       17.18%
 2009                           1.00%     to       1.00%      0.85%     to       0.85%      37.64%     to       37.64%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           1.00%     to       1.00%      1.65%     to       1.65%     (15.08)%    to      (15.08)%
 2010                           1.00%     to       1.00%      0.99%     to       0.99%       5.86%     to        5.86%
 2009                           1.00%     to       1.00%      1.78%     to       1.78%      41.33%     to       41.33%
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                           1.15%     to       2.10%      2.47%     to       2.78%       4.84%     to        5.84%
 2010                           1.15%     to       2.10%      2.74%     to       2.77%       9.47%     to       10.51%
 2009                           1.15%     to       2.10%        --      to         --       19.09%     to       20.23%
 2008                           1.15%     to       2.10%      6.02%     to       6.12%     (39.13)%    to      (38.55)%
 2007                           1.15%     to       2.10%      1.68%     to       1.75%      (1.16)%    to       (0.21)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                           1.15%     to       2.40%      3.60%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.40%      4.30%     to       4.36%      12.39%     to       13.81%
 2009                           1.15%     to       2.40%        --      to         --       22.14%     to       23.68%
 2008                           1.15%     to       2.40%     10.54%     to      10.96%     (29.79)%    to      (28.90)%
 2007                           1.15%     to       2.40%      3.04%     to       3.38%      (8.36)%    to       (7.21)%
HUNTINGTON VA GROWTH FUND
 2011                           1.15%     to       2.10%      0.15%     to       0.17%      (5.07)%    to       (4.16)%
 2010                           1.15%     to       2.35%      0.14%     to       0.15%       7.31%     to        8.61%
 2009                           1.15%     to       2.10%        --      to         --       13.55%     to       14.64%
 2008                           1.15%     to       2.10%      1.17%     to       1.77%     (39.20)%    to      (38.62)%
 2007                           1.15%     to       2.10%      0.37%     to       0.39%      12.32%     to       13.39%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                               1,137,530       $1.681355      to      $16.380140          $2,009,859
 2010                               1,275,164        1.749259      to       16.449335           2,341,593
 2009                               1,430,502        1.440935      to       14.307128           2,191,053
 2008                               1,688,942        1.085886      to       10.884597           1,937,889
 2007                               1,728,552        1.795830      to       18.172960           3,274,476
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                               1,274,275        1.183241      to       11.711497           1,594,073
 2010                               1,552,469        1.371476      to       13.704289           2,249,585
 2009                               1,812,133        1.196339      to       12.068331           2,297,960
 2008                               2,007,781        0.898746      to        9.152820           1,899,052
 2007                               1,861,661        1.920209      to       19.742399           3,755,601
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                                 555,050        1.386516      to       15.075489             814,562
 2010                                 619,893        1.312766      to       14.409790             880,737
 2009                                 623,104        1.237137      to       13.709305             836,694
 2008                                 692,518        0.938278      to       10.496636             698,196
 2007                                 670,912        1.638282      to       18.503060           1,246,749
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                                 158,491       11.191268      to       11.913815           1,853,756
 2010                                 190,462       13.625683      to       14.830365           2,555,062
 2009                                 190,667       12.086041      to       12.624134           2,375,563
 2008                                 196,742        9.247406      to        9.567867           1,863,060
 2007                                 188,610       15.887446      to       16.282287           3,049,116
HUNTINGTON VA MACRO 100 FUND
 2011                                 842,379        0.900260      to        0.966785             798,307
 2010                                 948,703        0.931744      to        0.991134             924,344
 2009                               1,119,250        0.833808      to        0.878576             968,483
 2008                               1,361,527        0.698715      to        0.729270             978,893
 2007                               1,648,565        1.079664      to        1.116207           1,819,896
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                                 100,995       11.501474      to       12.244033           1,218,939
 2010                                 131,155       10.757857      to       11.762522           1,513,600
 2009                                 138,105       10.860646      to       11.344256           1,537,739
 2008                                 142,006       10.516739      to       10.881186           1,522,752
 2007                                 121,854       10.514016      to       10.775519           1,304,983
HUNTINGTON VA SITUS FUND
 2011                               2,590,413        1.332085      to        1.430484           3,615,217
 2010                               3,147,833        1.460334      to       17.437999           4,498,742
 2009                               3,609,527        1.081693      to        1.139746           4,031,556
 2008                               3,929,901        0.830834      to        0.867163           3,351,101
 2007                               3,939,265        1.443681      to        1.492538           5,798,539
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 800,630       12.680534      to       13.746194           9,681,032
 2010                                 795,520       12.148175      to       13.376501          10,216,834
 2009                                 857,371       10.454195      to       11.322903           9,373,468
 2008                                 929,245        8.500104      to        9.055859           8,186,916
 2007                                 751,430       12.206180      to       12.791256           9,415,414

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                           1.15%     to       2.10%      0.42%     to       0.46%      (4.79)%    to       (3.88)%
 2010                           1.15%     to       2.35%      0.68%     to       0.68%      19.95%     to       21.40%
 2009                           1.15%     to       2.10%        --      to         --       31.44%     to       32.70%
 2008                           1.15%     to       2.10%      1.24%     to       1.24%     (40.11)%    to      (39.53)%
 2007                           1.15%     to       2.10%      0.52%     to       0.53%       6.49%     to        7.51%
HUNTINGTON VA NEW ECONOMY
 FUND
 2011                           1.15%     to       2.10%        --      to         --      (14.54)%    to      (13.72)%
 2010                           1.15%     to       2.10%      0.10%     to       0.10%      13.56%     to       14.64%
 2009                           1.15%     to       2.10%        --      to         --       31.85%     to       33.11%
 2008                           1.15%     to       2.10%      0.81%     to       0.81%     (53.64)%    to      (53.20)%
 2007                           1.15%     to       2.10%      0.15%     to       0.16%      10.16%     to       11.22%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                           1.15%     to       2.10%      0.28%     to       0.34%       4.62%     to        5.62%
 2010                           1.15%     to       2.10%      1.12%     to       1.15%       5.11%     to        6.11%
 2009                           1.15%     to       2.10%        --      to         --       30.61%     to       31.85%
 2008                           1.15%     to       2.10%      2.56%     to       2.66%     (43.27)%    to      (42.73)%
 2007                           1.15%     to       2.10%      0.71%     to       0.79%       6.84%     to        7.86%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                           1.15%     to       2.10%      1.03%     to       1.07%     (13.39)%    to      (12.56)%
 2010                           1.15%     to       2.35%      1.27%     to       1.29%       6.65%     to        7.93%
 2009                           1.15%     to       2.10%      0.05%     to       0.05%      30.70%     to       31.94%
 2008                           1.15%     to       2.10%      2.65%     to       2.79%     (41.79)%    to      (41.24)%
 2007                           1.15%     to       2.10%      0.01%     to       0.02%      11.41%     to       12.48%
HUNTINGTON VA MACRO 100 FUND
 2011                           1.15%     to       2.10%      0.42%     to       0.54%      (3.38)%    to       (2.46)%
 2010                           1.15%     to       2.10%      0.84%     to       0.96%      11.75%     to       12.81%
 2009                           1.15%     to       2.10%        --      to         --       19.33%     to       20.47%
 2008                           1.15%     to       2.10%      1.68%     to       1.95%     (35.28)%    to      (34.67)%
 2007                           1.15%     to       2.10%      0.40%     to       0.41%      (4.81)%    to       (3.90)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                           1.15%     to       2.10%      0.08%     to       1.91%       3.11%     to        4.09%
 2010                           1.15%     to       2.35%      2.10%     to       2.25%       2.45%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%
 2008                           1.15%     to       2.10%      7.80%     to       8.29%       0.03%     to        0.98%
 2007                           1.15%     to       2.10%      1.86%     to       1.96%       1.77%     to        2.74%
HUNTINGTON VA SITUS FUND
 2011                           1.15%     to       2.10%      0.02%     to       0.02%      (2.97)%    to       (2.04)%
 2010                           1.15%     to       2.35%      0.43%     to       0.43%      26.60%     to       28.13%
 2009                           1.15%     to       2.10%        --      to         --       30.19%     to       31.43%
 2008                           1.15%     to       2.10%      0.21%     to       0.23%     (42.45)%    to      (41.90)%
 2007                           1.15%     to       2.10%      0.35%     to       0.37%       9.06%     to       10.10%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      0.20%     to       0.22%      (6.99)%    to       (5.20)%
 2010                           0.75%     to       2.40%      0.31%     to       0.32%      16.20%     to       18.14%
 2009                           0.75%     to       2.40%      0.18%     to       0.22%      22.99%     to       25.03%
 2008                           0.75%     to       2.40%      0.54%     to       0.56%     (30.36)%    to      (29.20)%
 2007                           0.75%     to       2.40%      0.46%     to       0.50%       4.19%     to        5.93%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                 475,367      $10.870684      to      $12.169054          $5,470,318
 2010                                 492,215       11.113119      to       12.236863           5,739,828
 2009                                 544,832        9.918307      to       10.742542           5,618,773
 2008                                 564,210        8.232069      to        8.770359           4,786,844
 2007                                 556,088       11.424297      to       11.971920           6,502,251
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                               3,422,691       14.436308      to       15.272632          46,957,622
 2010                               3,438,210       12.618015      to       13.934296          45,820,745
 2009                               3,474,236       11.513108      to       12.499915          41,814,140
 2008                               3,242,549        8.784491      to        9.376827          29,506,051
 2007                               2,810,592       10.916673      to       11.456197          31,473,453
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                               9,577,906        9.929407      to       12.520793          90,901,086
 2010                              10,906,148        9.645309      to       10.651834         111,678,984
 2009                              11,934,486        8.418646      to        9.140477         105,584,189
 2008                              12,940,112        7.256097      to        7.745474          97,636,161
 2007                              12,608,712       11.696028      to       12.274113         151,714,746
LORD ABBETT CLASSIC STOCK
 FUND
 2011                                 500,599       10.261310      to       11.492642           5,473,113
 2010                                 562,060       11.448928      to       12.606524           6,784,541
 2009                                 576,760       10.281352      to       11.130070           6,195,347
 2008                                 488,631        8.395121      to        8.935018           4,248,172
 2007                                 409,733       12.520156      to       13.100410           5,259,703
MFS(R) CORE EQUITY FUND
 2011                                  64,096        1.079719      to        6.489064             223,290
 2010                                  77,421        1.105123      to        6.688412             323,423
 2009                                  91,188        0.955152      to        5.821290             363,669
 2008                                  91,275        0.730666      to        4.484438             276,694
 2007                                 114,341        1.216627      to        7.519618             641,377
MFS(R) GROWTH FUND
 2011                                  59,203        5.814098      to        9.604214             393,013
 2010                                  79,308        5.968854      to        9.771444             548,414
 2009                                  86,204        5.295441      to        8.591416             522,942
 2008                                  89,733        3.935804      to        6.328317             402,621
 2007                                 110,954        6.435608      to       10.254739             801,536
MFS(R) INVESTORS GROWTH STOCK
FUND
 2011                                  39,392        6.260031      to        8.779192             289,529
 2010                                  37,848        6.368966      to        8.851891             283,843
 2009                                  44,187        5.794219      to        7.980995             299,829
 2008                                  49,658        4.219743      to        5.799550             242,514
 2007                                  54,720        6.847257      to        9.316867             431,405
MFS(R) INVESTORS TRUST FUND
 2011                                  85,174        1.166272      to        8.392348             643,731
 2010                                 148,269        1.207884      to        8.805666             830,607
 2009                                 218,574        1.101446      to        8.134690             962,645
 2008                                 209,242        0.879327      to        6.579279             732,044
 2007                                 250,898        1.331219      to       10.091082           1,303,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.75%     to       2.40%      2.68%     to       2.76%      (2.18)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.85%     to       2.89%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.55%     to       3.61%      20.48%     to       22.49%
 2008                           0.75%     to       2.40%      4.26%     to       8.83%     (27.94)%    to      (26.74)%
 2007                           0.75%     to       2.40%      2.64%     to       2.72%       0.72%     to        2.39%
LORD ABBETT BOND-DEBENTURE
 FUND
 2011                           0.75%     to       2.65%      5.79%     to       6.29%       1.65%     to        3.60%
 2010                           0.75%     to       2.45%      5.84%     to       6.11%       9.60%     to       11.48%
 2009                           0.75%     to       2.45%      6.56%     to       6.60%      31.06%     to       33.31%
 2008                           0.75%     to       2.45%      3.86%     to       7.08%     (19.53)%    to      (18.15)%
 2007                           0.75%     to       2.45%      7.03%     to       7.50%       3.62%     to        5.39%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%      0.34%     to       0.71%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.45%      0.50%     to       0.53%      14.57%     to       16.54%
 2009                           0.75%     to       2.45%      1.03%     to       1.04%      16.02%     to       18.01%
 2008                           0.75%     to       2.45%      1.32%     to       1.62%     (37.96)%    to      (36.90)%
 2007                           0.75%     to       2.45%      1.44%     to       1.66%       0.94%     to        2.67%
LORD ABBETT CLASSIC STOCK
 FUND
 2011                           0.75%     to       2.45%      0.67%     to       0.69%     (10.37)%    to       (8.84)%
 2010                           0.75%     to       2.45%      0.31%     to       0.39%      11.36%     to       13.27%
 2009                           0.75%     to       2.45%      0.79%     to       0.79%      22.47%     to       24.57%
 2008                           0.75%     to       2.45%      0.29%     to       0.96%     (32.95)%    to      (31.80)%
 2007                           0.75%     to       2.45%      0.99%     to       1.12%       8.00%     to        9.85%
MFS(R) CORE EQUITY FUND
 2011                           1.30%     to       2.00%      0.97%     to       0.98%      (2.98)%    to       (2.30)%
 2010                           1.30%     to       2.00%      1.06%     to       1.07%      14.90%     to       15.70%
 2009                           1.30%     to       2.00%      1.64%     to       1.67%      29.81%     to       30.72%
 2008                           1.30%     to       2.00%      0.78%     to       0.78%     (40.36)%    to      (39.94)%
 2007                           1.30%     to       2.00%      0.34%     to       0.34%       8.95%     to        9.71%
MFS(R) GROWTH FUND
 2011                           1.40%     to       2.30%      0.14%     to       0.23%      (2.59)%    to       (1.71)%
 2010                           1.40%     to       2.30%      0.12%     to       0.12%      12.72%     to       13.74%
 2009                           1.40%     to       2.30%      0.28%     to       0.31%      34.55%     to       35.76%
 2008                           1.40%     to       2.30%      0.22%     to       0.23%     (38.84)%    to      (38.29)%
 2007                           1.40%     to       2.30%        --      to         --       18.42%     to       19.49%
MFS(R) INVESTORS GROWTH STOCK
FUND
 2011                           1.40%     to       2.30%      0.54%     to       0.55%      (1.71)%    to       (0.82)%
 2010                           1.40%     to       2.30%      0.44%     to       0.45%       9.92%     to       10.91%
 2009                           1.40%     to       2.30%      0.74%     to       0.77%      36.38%     to       37.61%
 2008                           1.40%     to       2.40%      0.58%     to       0.60%     (38.37)%    to      (37.75)%
 2007                           1.40%     to       2.40%      0.32%     to       0.36%       8.72%     to        9.81%
MFS(R) INVESTORS TRUST FUND
 2011                           1.30%     to       2.60%      0.38%     to       0.91%      (4.69)%    to       (3.45)%
 2010                           1.30%     to       2.60%      1.07%     to       1.50%       8.25%     to        9.66%
 2009                           1.30%     to       2.60%      1.62%     to       1.63%      23.64%     to       25.26%
 2008                           1.30%     to       2.60%      0.84%     to       0.87%     (34.80)%    to      (33.95)%
 2007                           1.30%     to       2.60%      0.81%     to       0.83%       7.48%     to        8.88%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
 2011                                 435,523       $1.298094      to      $12.555639          $5,823,005
 2010                                 570,469        1.292193      to       13.014999           7,683,114
 2009                                 732,122        1.190849      to       12.151065           8,693,324
 2008                                 786,087        1.022140      to       10.566125           8,170,429
 2007                                 956,741        1.329842      to       13.927118          13,153,858
MFS(R) VALUE FUND
 2011                                     723        9.592508      to        9.592508               6,937
 2010                                     715        9.734391      to        9.734391               6,957
 2009                                     675        8.840590      to        8.840590               5,969
INVESCO VAN KAMPEN V.I.
EQUITY AND INCOME FUND+
 2011                                 351,072        9.582239      to       13.907421           3,754,955
 2010                                  12,439       14.534278      to       15.448544             186,662
 2009                                  13,908       13.275283      to       13.997917             189,276
 2008                                  10,508       11.090078      to       11.600634             119,196
 2007                                  18,431       14.676995      to       15.230246             275,714
UIF CORE PLUS FIXED INCOME
PORTFOLIO
 2011                                 414,775        1.311877      to       13.586573           5,383,928
 2010                                 623,216        1.257984      to       13.198958           7,517,213
 2009                                 821,207        1.189467      to       10.971449           8,918,390
 2008                                 866,976        1.099033      to       11.834817           8,756,783
 2007                                 931,778        1.239946      to       13.527056          10,651,667
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                                  32,953        2.203209      to       25.910135             609,925
 2010                                  31,844       22.414123      to       24.845159             754,774
 2009                                  37,033       20.711751      to       23.235224             825,911
 2008                                  42,377       16.130590      to       18.314140             729,769
 2007                                  51,716       19.239520      to       22.107798           1,076,257
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                               1,466,864       16.001148      to       16.312721          22,392,079
 2010                               1,683,128       19.717369      to       23.844955          31,776,607
 2009                               1,698,167       16.701612      to       20.561302          27,376,907
 2008                               1,505,187        9.891401      to       12.424182          14,509,719
 2007                               1,472,669       23.038258      to       29.399461          33,372,157
UIF MID CAP GROWTH PORTFOLIO
 2011                                 752,772       13.876019      to       15.532996          11,141,959
 2010                                 852,658       15.311706      to       16.859568          13,785,858
 2009                                 865,272       11.857135      to       12.842311          10,724,623
 2008                                 881,643        7.717449      to        8.222129           7,045,323
 2007                                 810,470       14.863779      to       15.576117          12,363,359
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                 795,341       13.711234      to       18.243202          10,834,337
 2010                                 950,572       13.701193      to       18.552709          13,078,497
 2009                               1,012,549       11.298285      to       15.576875          11,633,476
 2008                               1,064,320        8.180000      to       11.484152           9,009,056
 2007                               1,099,750       14.068913      to       20.076072          16,377,530

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
 2011                           1.30%     to       2.65%      2.61%     to       2.61%      (0.89)%    to        0.46%
 2010                           1.30%     to       2.60%      2.94%     to       5.24%       7.11%     to        8.51%
 2009                           1.30%     to       2.60%      3.22%     to       3.69%      15.00%     to       16.51%
 2008                           1.30%     to       2.60%      3.11%     to       3.14%     (24.13)%    to      (23.14)%
 2007                           1.30%     to       2.60%      2.41%     to       2.52%       1.54%     to        2.87%
MFS(R) VALUE FUND
 2011                           1.00%     to       1.00%      1.27%     to       1.27%      (1.46)%    to       (1.46)%
 2010                           1.00%     to       1.00%      1.27%     to       1.27%      10.11%     to       10.11%
 2009                           1.00%     to       1.00%        --      to         --       21.23%     to       21.23%
INVESCO VAN KAMPEN V.I.
EQUITY AND INCOME FUND+
 2011                           1.30%     to       2.40%      0.27%     to       0.28%      (4.18)%    to       (3.64)%
 2010                           1.50%     to       2.30%      1.70%     to       1.97%       9.48%     to       10.36%
 2009                           1.50%     to       2.30%      2.48%     to       2.81%      19.70%     to       20.67%
 2008                           1.50%     to       2.30%      2.38%     to       2.38%     (24.44)%    to      (23.83)%
 2007                           1.50%     to       2.30%      1.71%     to       1.98%       1.01%     to        1.82%
UIF CORE PLUS FIXED INCOME
PORTFOLIO
 2011                           1.30%     to       2.60%      2.60%     to       3.46%       2.94%     to        4.28%
 2010                           1.30%     to       2.60%      6.23%     to       6.94%       4.40%     to        5.76%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%       6.56%     to        8.23%
 2008                           1.30%     to       2.60%      4.53%     to       4.95%     (12.51)%    to      (11.36)%
 2007                           1.30%     to       2.60%      3.64%     to       3.81%       2.75%     to        4.09%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                           1.30%     to       2.60%      3.54%     to       3.63%       4.29%     to        5.65%
 2010                           1.40%     to       2.60%      4.15%     to       4.30%       6.93%     to        8.22%
 2009                           1.40%     to       2.60%      8.09%     to       8.50%      26.87%     to       28.40%
 2008                           1.40%     to       2.60%      5.28%     to       7.31%     (17.16)%    to      (16.16)%
 2007                           1.40%     to       2.60%      7.15%     to       7.21%       3.80%     to        5.05%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.38%     to       0.44%     (20.38)%    to      (18.85)%
 2010                           0.75%     to       2.60%      0.59%     to       0.62%      15.97%     to       18.06%
 2009                           0.75%     to       2.60%        --      to         --       65.49%     to       68.85%
 2008                           0.75%     to       2.60%        --      to         --      (57.74)%    to      (57.07)%
 2007                           0.75%     to       2.60%      0.44%     to       0.52%      36.85%     to       39.41%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.40%      0.25%     to       0.27%      (9.38)%    to       (7.87)%
 2010                           0.75%     to       2.40%        --      to         --       29.14%     to       31.28%
 2009                           0.75%     to       2.40%        --      to         --       53.64%     to       56.19%
 2008                           0.75%     to       2.40%      0.66%     to       0.71%     (48.08)%    to      (47.21)%
 2007                           0.75%     to       2.40%        --      to         --       19.71%     to       21.70%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.75%     to       2.60%      0.60%     to       0.61%      (1.67)%    to        0.07%
 2010                           0.75%     to       2.60%      0.89%     to       1.04%      19.10%     to       21.27%
 2009                           0.75%     to       2.60%      1.13%     to       1.27%      35.64%     to       38.12%
 2008                           0.75%     to       2.60%      0.73%     to       0.84%     (42.80)%    to      (41.86)%
 2007                           0.75%     to       2.60%      0.60%     to       0.65%       5.08%     to        6.94%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                                 325,956       $1.268623      to       $7.368683          $6,511,102
 2010                                 405,177        1.363789      to        8.019015           8,434,147
 2009                                 487,495        1.084382      to        6.457373           7,900,405
 2008                                 581,723        0.639343      to        3.835145           5,404,314
 2007                               1,017,558        1.333634      to        8.111956          14,115,276
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                 207,153        4.624968      to       13.727159           1,700,079
 2010                                 278,951        5.156085      to       15.077165           2,360,237
 2009                                 331,495        4.176285      to       12.039504           2,247,873
 2008                                 455,479        0.758844      to        2.531990           1,747,629
 2007                                 636,110        1.508588      to        5.111479           4,702,435
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                                  85,969        1.898469      to        9.926932           2,180,534
 2010                                 101,734        2.067430      to       10.976615           2,685,586
 2009                                 121,588        1.577208      to        8.504281           2,402,345
 2008                                 159,375        0.995874      to        5.453858           1,788,537
 2007                                 182,025        1.942474      to       10.806114           4,248,622
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                                 177,491        1.419803      to       10.760191           1,709,293
 2010                                 191,174        1.376640      to       10.598363           1,852,359
 2009                                 236,250        1.278577      to        9.993436           2,223,127
 2008                                 300,337        1.081452      to        8.586317           2,233,684
 2007                                 432,179        1.397865      to       11.282737           4,288,913
MORGAN STANLEY GROWTH
 PORTFOLIO+
 2011                                  96,667        1.331531      to        7.459160           1,423,618
 2010                                 196,813        1.396243      to        7.940495           1,875,938
 2009                                 312,499        1.143469      to        6.606432           1,985,852
 2008                                 388,726        0.697147      to        4.092333           1,436,332
 2007                                 421,047        1.376764      to        8.205665           3,544,470
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2011                                 684,397        1.042742      to        9.405543           6,808,088
 2010                                 944,165        1.056265      to        9.652350           8,307,990
 2009                               1,147,310        1.069991      to        9.905627          10,656,905
 2008                               1,759,626        1.083695      to       10.165174          15,849,959
 2007                                 664,616       10.215179      to       13.835207           7,820,233
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                                 179,505        1.771790      to       10.273187           2,582,134
 2010                                 203,490        1.550008      to        9.101564           2,668,455
 2009                                 316,983        1.465801      to        8.874119           3,209,483
 2008                                 364,581        1.253489      to        7.668504           3,300,016
 2007                                 430,728        1.895936      to       11.721275           5,914,921
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                                 370,572        1.504281      to       16.700593           7,452,258
 2010                                 532,476        1.529464      to       14.815778           9,472,091
 2009                                 694,825        1.275164      to       12.547030           9,538,700
 2008                                 877,226        0.890452      to        8.893738           8,457,116
 2007                               1,147,240        1.504079      to       15.263891          19,618,685

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                           1.30%     to       2.30%        --      to         --       (8.11)%    to       (6.98)%
 2010                           1.30%     to       2.30%      0.05%     to       0.05%      24.18%     to       25.77%
 2009                           1.30%     to       2.30%      0.12%     to       0.12%      67.53%     to       69.61%
 2008                           1.30%     to       2.40%      0.07%     to       0.44%     (52.72)%    to      (52.06)%
 2007                           1.30%     to       2.40%        --      to         --       19.58%     to       21.20%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.40%     to       2.60%        --      to         --      (10.30)%    to       (8.95)%
 2010                           1.40%     to       2.60%        --      to         --       23.46%     to       25.23%
 2009                           1.40%     to       2.60%        --      to         --       64.94%     to       67.43%
 2008                           1.30%     to       2.60%        --      to         --      (50.47)%    to      (49.70)%
 2007                           1.30%     to       2.60%        --      to         --       16.03%     to       17.78%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                           1.30%     to       2.60%      0.11%     to       0.35%      (9.56)%    to       (8.17)%
 2010                           1.30%     to       2.60%      0.14%     to       0.14%      29.07%     to       31.08%
 2009                           1.30%     to       2.60%        --      to         --       55.93%     to       58.37%
 2008                           1.30%     to       2.60%      0.46%     to       0.75%     (49.53)%    to      (48.73)%
 2007                           1.30%     to       2.60%      0.15%     to       0.46%      19.50%     to       21.35%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.30%     to       2.60%      6.28%     to       6.50%       1.53%     to        3.14%
 2010                           1.30%     to       2.60%      6.06%     to       6.22%       6.05%     to        7.67%
 2009                           1.30%     to       2.60%      6.06%     to       7.06%      16.39%     to       18.23%
 2008                           1.30%     to       2.60%      2.15%     to       2.26%     (23.90)%    to      (22.64)%
 2007                           1.30%     to       2.60%      5.91%     to       6.18%       0.98%     to        2.55%
MORGAN STANLEY GROWTH
 PORTFOLIO+
 2011                           1.30%     to       2.60%        --      to         --       (6.06)%    to       (4.63)%
 2010                           1.30%     to       2.60%        --      to         --       20.19%     to       22.11%
 2009                           1.30%     to       2.60%        --      to         --       61.43%     to       64.02%
 2008                           1.30%     to       2.60%      0.32%     to       0.32%     (50.13)%    to      (49.36)%
 2007                           1.30%     to       2.60%        --      to         --       18.46%     to       20.35%
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2011                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2010                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2009                           1.30%     to       2.60%      0.01%     to       0.04%      (2.55)%    to       (1.27)%
 2008                           1.30%     to       2.60%      0.31%     to       2.21%      (0.49)%    to        1.06%
 2007                           1.40%     to       2.60%      4.54%     to       4.82%       1.98%     to        3.47%
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                           1.30%     to       2.35%      2.59%     to       2.86%      12.87%     to       14.31%
 2010                           1.30%     to       2.35%      2.29%     to       2.29%       4.34%     to        5.75%
 2009                           1.30%     to       2.10%      2.53%     to       3.45%      15.72%     to       16.94%
 2008                           1.30%     to       2.10%      0.52%     to       0.60%     (34.58)%    to      (33.89)%
 2007                           1.30%     to       2.10%      1.58%     to       1.82%      17.11%     to       18.31%
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                           1.30%     to       2.65%      1.01%     to       1.56%      (3.26)%    to       (1.65)%
 2010                           1.30%     to       2.60%      1.25%     to       1.77%      18.08%     to       19.94%
 2009                           1.30%     to       2.60%      2.23%     to       2.39%      41.08%     to       43.20%
 2008                           1.30%     to       2.60%      1.70%     to       2.00%     (41.73)%    to      (40.80)%
 2007                           1.30%     to       2.60%      1.21%     to       1.46%      (1.36)%    to        0.16%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                                  18,253      $12.190696      to      $13.275667            $235,982
 2010                                  33,670       13.706419      to       14.762932             475,511
 2009                                  33,039       11.115325      to       11.841244             376,418
 2008                                  34,209        7.779124      to        8.196631             271,482
 2007                                  47,658       13.404473      to       13.969089             651,536
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                                  22,841       19.044128      to       20.927961             460,262
 2010                                  34,308       17.923536      to       19.481149             642,228
 2009                                  35,079       16.130007      to       17.339968             588,775
 2008                                  38,582       12.777273      to       13.585555             510,778
 2007                                  60,630       18.455152      to       19.407659           1,157,875
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                               2,247,804        1.078502      to       12.668138           2,444,371
 2010                               2,587,447        1.094031      to        1.154570           2,952,730
 2009                               2,902,534        1.008982      to        1.056330           3,031,996
 2008                               3,134,670        0.819082      to        0.850690           2,640,868
 2007                               2,797,118        1.177618      to        1.213306           3,366,553
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2011                                 548,416        8.883784      to        9.709738           5,227,964
 2010                                 334,650        9.028582      to        9.740581           3,195,386
 2009                                 268,436        7.276105      to        7.748581           2,042,025
 2008                                 296,017        5.637671      to        5.926277           1,727,670
 2007                                 256,041       11.376060      to       11.803633           2,987,242
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                               3,982,406       10.481103      to       14.707136          39,735,535
 2010                               4,669,898       10.707143      to       15.312529          47,862,510
 2009                               5,084,418        9.103550      to        9.884059          48,461,503
 2008                               5,552,449        6.471717      to        6.908280          37,265,102
 2007                               4,340,689       12.205811      to       12.809096          54,377,812
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                              11,848,254       12.074238      to       14.501290         136,665,343
 2010                              13,249,423        9.211209      to       13.299088         169,274,589
 2009                              14,468,040        8.158560      to       11.580745         162,032,604
 2008                              16,015,332        5.999599      to        8.372758         130,549,614
 2007                              15,364,413       10.304583      to       14.137670           212919425
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2011                                 714,966        9.673409      to       10.865981           7,332,939
 2010                                 834,380        9.944645      to       10.982330             8678561
 2009                                 926,970        8.798832      to        9.553191             8458373
 2008                                 971,932        7.044732      to        7.519888             7050582
 2007                                 933,132       11.763316      to       12.344736            11224634
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                               4,530,304       12.088944      to       16.394229          52,056,918
 2010                               5,156,605       12.477264      to       17.245498            61538635
 2009                               5,816,875        9.409166      to       10.215848            57246863
 2008                               6,427,668        7.044132      to        7.519269            46917001
 2007                               6,324,700       11.644211      to       12.219796            75588149

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                           1.50%     to       2.60%      4.17%     to       4.18%     (11.06)%    to      (10.07)%
 2010                           1.50%     to       2.60%        --      to         --       23.31%     to       24.67%
 2009                           1.50%     to       2.60%        --      to         --       42.89%     to       44.47%
 2008                           1.50%     to       2.60%        --      to         --      (41.97)%    to      (41.32)%
 2007                           1.50%     to       2.60%        --      to         --        0.32%     to        1.43%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                           1.50%     to       2.60%      3.17%     to       3.29%       6.25%     to        7.43%
 2010                           1.50%     to       2.60%      0.14%     to       0.48%      11.12%     to       12.35%
 2009                           1.50%     to       2.60%      6.58%     to       8.09%      26.24%     to       27.64%
 2008                           1.50%     to       2.60%      1.74%     to       1.78%     (30.77)%    to      (30.00)%
 2007                           1.50%     to       2.60%        --      to         --        6.97%     to        8.15%
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                           1.15%     to       2.20%      1.66%     to       1.72%      (7.56)%    to       (6.59)%
 2010                           1.15%     to       1.95%      0.73%     to       0.73%       8.42%     to        9.29%
 2009                           1.15%     to       1.95%        --      to         --       23.18%     to       24.17%
 2008                           1.15%     to       1.95%      1.42%     to       1.56%     (30.45)%    to      (29.89)%
 2007                           1.15%     to       1.95%      2.23%     to       2.55%       4.83%     to        5.67%
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2011                           1.15%     to       2.45%        --      to         --       (1.60)%    to       (0.32)%
 2010                           1.15%     to       2.45%        --      to         --       24.09%     to       25.71%
 2009                           1.15%     to       2.45%        --      to         --       29.06%     to       30.75%
 2008                           1.15%     to       2.45%        --      to         --      (50.44)%    to      (49.79)%
 2007                           1.15%     to       2.45%        --      to         --        3.47%     to        4.83%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.75%     to       2.65%      0.10%     to       0.10%      (3.95)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      40.67%     to       43.08%
 2008                           0.75%     to       2.45%        --      to         --      (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.01%     to       0.01%      11.11%     to       13.01%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.65%        --      to       1.05%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.23%     to       1.26%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.91%     to       1.92%      35.99%     to       38.32%
 2008                           0.75%     to       2.45%      0.38%     to       1.22%     (41.78)%    to      (40.78)%
 2007                           0.75%     to       2.45%      0.80%     to       0.80%      (1.60)%    to        5.29%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2011                           0.75%     to       2.45%      0.57%     to       0.58%      (2.73)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.90%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.60%     to       5.03%      24.90%     to       27.04%
 2008                           0.75%     to       2.45%      0.96%     to       1.21%     (40.11)%    to      (39.08)%
 2007                           0.75%     to       2.45%      0.74%     to       0.74%       1.63%     to        3.37%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.65%      0.29%     to       0.36%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.37%     to       0.37%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.64%     to       0.65%      33.58%     to       35.86%
 2008                           0.75%     to       2.45%      0.19%     to       0.28%     (39.51)%    to      (38.47)%
 2007                           0.75%     to       2.45%      0.04%     to       0.04%      (3.78)%    to       (2.13)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               2,320,202      $16.334348      to      $21.468467         $43,968,750
 2010                               2,476,181       15.713840      to       22.337761            49092596
 2009                               2,411,095       14.285292      to       19.974918            43044632
 2008                               2,174,198        9.418219      to       12.954271            25336787
 2007                               2,269,215       13.944160      to       18.865269            38646760
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 384,839        9.283463      to       38.438002           7,751,023
 2010                                 386,191        9.553836      to       38.890290             7570946
 2009                                 384,724        8.536656      to       34.164535             6046084
 2008                                 418,157        6.470360      to       25.458789             4926748
 2007                                 437,668        9.944940      to       38.469378             7605827
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 181,052        8.786996      to       46.910392           4,159,485
 2010                                 191,585        9.438735      to       49.564167             4733957
 2009                                 184,168        8.452551      to       43.659846             4145275
 2008                                 233,140        6.669551      to       33.886310             3858362
 2007                                 265,351       11.122224      to       55.693138             7122486
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 140,461        5.546623      to        5.864365             809,485
 2010                                 106,044        6.593054      to        6.880497              719439
 2009                                 122,089        6.307141      to        6.497191              785159
 2008                                 121,691        5.122141      to        5.208302              630173
 2007                                   5,365        9.746889      to        9.760552               52300
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                               3,656,305       11.239143      to       16.521763          41,027,803
 2010                               3,710,479       13.894466      to       20.039777            50746015
 2009                               4,065,595        6.831196      to       18.350770            51160897
 2008                               4,743,712        5.617009      to       14.834573            48320022
 2007                               4,478,672       10.270794      to       26.666709            81508020
PUTNAM VT INVESTORS FUND
 2011                               3,281,193        5.980751      to        9.248869          26,311,391
 2010                               3,675,500        6.123513      to        9.314562            29810519
 2009                               4,056,740        5.489267      to        8.237992            29245066
 2008                               4,496,525        4.299982      to        6.344414            25062625
 2007                               2,405,721        7.289828      to       10.573923            22038487
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                  70,396       11.438389      to       11.695236             815,061
 2010                                  90,002       12.343941      to       12.414350             1114470
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                               1,715,931       15.604936      to       21.779803          34,025,474
 2010                               1,963,144       16.819413      to       23.032476            41489131
 2009                               2,186,839       14.612504      to       18.419681            37246459
 2008                               2,415,024       11.385034      to       14.109315            31768067
 2007                               2,607,444       19.242065      to       23.443202            57444394

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.65%        --      to       9.34%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.40%     14.67%     to      14.82%      10.00%     to       11.83%
 2009                           0.75%     to       2.40%      6.40%     to       7.38%      51.68%     to       54.20%
 2008                           0.75%     to       2.40%      3.97%     to       6.12%     (32.46)%    to      (31.33)%
 2007                           0.75%     to       2.40%      4.24%     to       4.34%       1.66%     to        3.35%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.45%      4.31%     to       4.33%      (2.83)%    to       (1.16)%
 2010                           0.75%     to       2.45%      5.47%     to       5.52%      11.92%     to       13.83%
 2009                           0.75%     to       2.45%      5.79%     to       5.83%      31.94%     to       34.20%
 2008                           0.75%     to       2.45%      3.73%     to       4.98%     (34.94)%    to      (33.82)%
 2007                           0.75%     to       2.45%      0.50%     to       0.50%      (2.89)%    to        2.17%
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.40%      1.28%     to       1.41%      (6.90)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.52%     to       1.56%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.64%     to       2.67%      26.73%     to       28.84%
 2008                           0.75%     to       2.40%      2.15%     to       2.21%     (40.15)%    to      (39.16)%
 2007                           0.75%     to       2.45%      1.29%     to       1.29%      (8.31)%    to       (6.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           1.15%     to       2.45%      2.39%     to       2.54%     (15.87)%    to      (14.77)%
 2010                           1.15%     to       2.45%      3.28%     to       3.45%       4.53%     to        5.90%
 2009                           1.15%     to       2.45%        --      to         --       23.14%     to       24.75%
 2008                           1.15%     to       2.45%      0.96%     to       2.07%     (47.33)%    to      (46.64)%
 2007                           1.15%     to       1.65%        --      to         --       (1.18)%    to       (1.12)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      3.21%     to       3.23%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.49%     to       3.49%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
 2008                           0.75%     to       2.45%      2.06%     to       2.08%     (45.31)%    to      (44.37)%
 2007                           0.75%     to       2.45%      2.20%     to       2.20%      (1.78)%    to        7.56%
PUTNAM VT INVESTORS FUND
 2011                           0.75%     to       2.40%      1.09%     to       1.22%      (2.33)%    to       (0.71)%
 2010                           0.75%     to       2.40%      1.21%     to       1.21%      11.22%     to       13.07%
 2009                           0.75%     to       2.45%      1.08%     to       1.27%      27.66%     to       29.85%
 2008                           0.75%     to       2.45%      0.25%     to       0.25%     (41.01)%    to      (40.00)%
 2007                           0.75%     to       2.45%      0.36%     to       0.36%      (7.46)%    to       (5.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                           0.75%     to       2.40%      0.25%     to       0.28%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                           0.75%     to       2.65%      0.49%     to       0.49%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.30%     to       0.30%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.70%      28.35%     to       30.55%
 2008                           0.75%     to       2.45%      1.00%     to       1.46%     (40.83)%    to      (39.82)%
 2007                           0.75%     to       2.45%      0.25%     to       0.55%     (14.83)%    to      (13.37)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                                 386,279       $9.444989      to      $11.385479          $4,200,709
 2010                                 357,389        9.418537      to       11.162153             3825606
 2009                                 407,399        8.709196      to       10.147627             3992693
 2008                                 450,315        7.104520      to        8.138466             3571684
 2007                                 449,733       12.282903      to       13.832698             6113044
PUTNAM VT VOYAGER FUND
 2011                                 212,154       15.772876      to       56.104212           3,796,836
 2010                                 204,253        7.853627      to       69.084497             4696803
 2009                                 254,339        6.682609      to       57.851101             3788975
 2008                                 118,226        4.176328      to       35.705565             1139657
 2007                                 137,889        6.793891      to       57.361079             2201923
PUTNAM VT EQUITY INCOME FUND
 2011                                 460,234       14.174572      to       14.940621           6,712,687
 2010                                 435,024       14.252552      to       14.769377             6315710
 2009                                 456,368       12.970674      to       13.214639             5976725
PIONEER FUND VCT PORTFOLIO
 2011                                 197,101        0.991140      to        1.051851             196,659
 2010                                 330,747        1.060424      to        1.114727              354259
 2009                                 408,482        0.935772      to        0.974389              385438
 2008                                 458,022        0.765073      to        0.789105              352543
 2007                                 646,168        1.190416      to        1.216169              771857
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               2,108,391       13.012903      to       15.382082          30,611,144
 2010                               2,453,952       14.181013      to       15.856481            36446904
 2009                               2,738,744       12.972981      to       14.239834            36321876
 2008                               2,922,032       10.728106      to       11.559974            31941678
 2007                               3,053,861       16.242615      to       17.180850            49755018
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                               3,236,236       14.102268      to       14.891253          46,111,750
 2010                               3,707,365       14.792870      to       15.326425            54744089
 2009                               4,103,689       12.159411      to       13.346950            53170517
 2008                               4,582,691        9.718718      to       10.472431            46976482
 2007                               5,020,336       15.537611      to       16.435250            81456728
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                                  13,282       12.405145      to       13.632928             172,263
 2010                                  16,549       13.601087      to       14.783671              234568
 2009                                  17,222       11.675064      to       12.551405              208578
 2008                                  20,311        7.233687      to        7.691740              151538
 2007                                  23,408       14.590661      to       15.344436              351046
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                                  14,167       11.713370      to       12.755802             174,494
 2010                                  23,160       13.263331      to       14.285671              321356
 2009                                  21,347       10.695487      to       11.393961              237031
 2008                                  18,694        7.019577      to        7.396327              135297
 2007                                  13,141       13.551542      to       14.122344              183151
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                  30,026        1.565814      to        1.565814              47,016
 2010                                  30,026        1.465154      to        1.465154               43993

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                           0.75%     to       2.45%      2.08%     to       2.12%       0.28%     to        2.00%
 2010                           0.75%     to       2.45%      5.05%     to       5.11%       8.15%     to       10.00%
 2009                           0.75%     to       2.45%      4.45%     to       4.62%      22.59%     to       24.69%
 2008                           0.75%     to       2.45%      3.79%     to       4.53%     (42.16)%    to      (41.17)%
 2007                           0.75%     to       2.45%      2.58%     to       2.58%      (1.49)%    to        0.20%
PUTNAM VT VOYAGER FUND
 2011                           1.15%     to       2.65%        --      to         --      (20.00)%    to      (18.79)%
 2010                           1.15%     to       2.45%      1.27%     to       1.27%      17.88%     to       19.42%
 2009                           1.15%     to       2.40%      0.51%     to       0.75%      60.01%     to       62.02%
 2008                           1.15%     to       2.40%        --      to         --      (38.53)%    to      (37.75)%
 2007                           1.15%     to       2.40%        --      to         --        3.02%     to        4.31%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.75%     to       2.45%      1.68%     to       1.84%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      2.01%     to       2.04%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      1.23%     to       1.28%      24.37%     to       26.50%
PIONEER FUND VCT PORTFOLIO
 2011                           1.15%     to       2.10%      1.04%     to       1.14%      (6.53)%    to       (5.64)%
 2010                           1.15%     to       2.10%      1.09%     to       1.11%      13.32%     to       14.40%
 2009                           1.15%     to       2.10%      1.57%     to       1.57%      22.31%     to       23.48%
 2008                           1.15%     to       2.10%      1.45%     to       1.53%     (35.73)%    to      (35.12)%
 2007                           1.15%     to       2.10%      0.98%     to       1.03%       2.61%     to        3.59%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.75%     to       2.65%      1.05%     to       1.07%      (4.82)%    to       (2.99)%
 2010                           0.75%     to       2.60%      0.09%     to       0.11%       9.31%     to       11.35%
 2009                           0.75%     to       2.60%      3.62%     to       3.67%      20.93%     to       23.18%
 2008                           0.75%     to       2.60%      1.78%     to       1.79%     (33.95)%    to      (32.72)%
 2007                           0.75%     to       2.60%      0.95%     to       1.35%      (0.11)%    to        1.76%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           0.75%     to       2.65%      1.32%     to       2.01%      (4.67)%    to       (2.84)%
 2010                           0.75%     to       2.65%      0.13%     to       0.13%      12.67%     to       14.83%
 2009                           0.75%     to       2.60%      4.30%     to       4.31%      25.11%     to       27.45%
 2008                           0.75%     to       2.60%      2.18%     to       2.31%     (37.45)%    to      (36.28)%
 2007                           0.75%     to       2.60%      1.07%     to       1.59%      (4.84)%    to       (3.06)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                           1.50%     to       2.60%        --      to         --       (8.79)%    to       (7.78)%
 2010                           1.50%     to       2.60%        --      to         --       16.50%     to       17.79%
 2009                           1.50%     to       2.60%        --      to         --       61.40%     to       63.18%
 2008                           1.50%     to       2.60%      0.19%     to       0.23%     (50.42)%    to      (49.87)%
 2007                           1.50%     to       2.60%        --      to         --       13.65%     to       14.91%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                           1.50%     to       2.60%        --      to         --      (11.69)%    to      (10.71)%
 2010                           1.50%     to       2.60%        --      to         --       24.01%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
 2008                           1.50%     to       2.60%        --      to         --      (48.20)%    to      (47.63)%
 2007                           1.50%     to       2.60%        --      to         --       14.58%     to       15.85%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      2.23%     to       2.23%       5.62%     to        5.62%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                   3,321       $1.083489      to       $1.083489              $3,598
 2010                                   3,366        1.125767      to        1.125767                3789
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                               1,519,041        0.840995      to        1.512162           1,517,493
 2010                               1,708,305        0.987748      to        1.753967             1958734
 2009                               1,662,697        0.866352      to        1.519248             1645773
 2008                               1,930,277        0.765357      to        1.325462             1675129
 2007                               1,338,331        1.339833      to        2.291471             2010131
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                 233,490       11.841972      to       12.103026           2,753,528
 2010                                 296,600       12.712117      to       12.798846             3727963
 2009                                   5,610        1.298796      to        1.342955                7432
 2008                                   6,269        0.868884      to        0.894400                5541
 2007                                   9,821        1.514837      to        1.579591               15308
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                 630,140       10.983743      to       11.225910           7,026,045
 2010                                 714,206       12.134981      to       12.217855             8707476
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                  26,133       10.447539      to       10.490576             273,811

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.65%     to       1.65%      0.54%     to       0.54%      (3.76)%    to       (3.76)%
 2010                           1.65%     to       1.65%        --      to         --       11.96%     to       11.96%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.40%      0.63%     to       0.64%     (14.86)%    to      (13.79)%
 2010                           1.15%     to       2.40%        --      to         --       13.41%     to       14.00%
 2009                           1.15%     to       2.40%      3.38%     to       3.61%      13.20%     to       14.62%
 2008                           1.15%     to       2.40%        --      to         --      (42.88)%    to      (42.16)%
 2007                           1.15%     to       2.40%      2.82%     to       4.32%      12.28%     to       13.69%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.15%     to       2.65%        --      to         --       (6.85)%    to       (5.44)%
 2010                           1.15%     to       2.65%        --      to         --       27.12%     to       27.99%
 2009                           1.65%     to       2.10%        --      to         --       49.48%     to       50.15%
 2008                           1.65%     to       2.10%        --      to         --      (42.64)%    to      (42.38)%
 2007                           1.35%     to       2.10%        --      to         --       11.45%     to       12.29%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.15%     to       2.65%      0.89%     to       0.90%      (9.49)%    to       (8.12)%
 2010                           1.15%     to       2.65%        --      to         --       21.35%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.15%     to       2.35%        --      to         --        4.48%     to        4.91%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Principal First Charge maximum of .75%

       Principal First Preferred Charge maximum of .20%

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV Plus Charge maximum of .30%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    7. Subsequent Events:

    On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses.

    On April 26, 2012, HFSG announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

    On July 31, 2012, HFSG entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012.

    On September 4, 2012, HFSG announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual"). The sale, which is structured as a reinsurance transaction, is expected to close in first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell retirement plans during a transition period, and MassMutual will assume all expenses and risk for these sales through a reinsurance agreement.

    On September 27, 2012, HFSG announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

    On December 10, 2012, the Sponsor Company's Parent, Hartford Life and Accident Insurance Company ("HLA"), received regulatory approval to reorganize its Mutual Fund business. This reorganization, which is expected to occur in late 2012, will result in certain subsidiaries supporting the Mutual Funds business, being distributed to Hartford Life, Inc, HLA's parent, via a return of capital.

    Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of December 28, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 8. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

    As discussed in Note 1 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts. As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012 (May 29, 2012, as to the effects of the retrospective adoption of a change in accounting for costs associated with acquiring or renewing insurance contracts as discussed in Note 1 and December 28, 2012 as to the subsequent events discussed in Note 21)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                 $3,802         $3,806          $3,723
 Earned premiums                         234            260             377
 Net investment income (loss)
  Securities available-for-sale
   and other                           2,580          2,621           2,505
  Equity securities, trading             (14)           238             343
                                    --------       --------       ---------
 Total net investment income           2,566          2,859           2,848
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses           (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                   71            376             530
                                    --------       --------       ---------
  Net OTTI losses recognized in
   earnings                             (125)          (336)         (1,192)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings         126           (608)            316
                                    --------       --------       ---------
   Total net realized capital
    gains (losses)                         1           (944)           (876)
                                    --------       --------       ---------
                    TOTAL REVENUES     6,603          5,981           6,072
                                    --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                  3,107          2,948           3,716
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on international
  unit-linked bonds and pension
  products                               (14)           238             343
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                474            161           3,117
 Insurance operating costs and
  other expenses                       3,048          1,750           2,009
 Dividends to policyholders               17             21              12
                                    --------       --------       ---------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES     6,632          5,118           9,197
                                    --------       --------       ---------
     INCOME (LOSS) FROM CONTINUING
    OPERATIONS BEFORE INCOME TAXES       (29)           863          (3,125)
 Income tax expense (benefit)           (273)           187          (1,277)
                                    --------       --------       ---------
     INCOME (LOSS) FROM CONTINUING
            OPERATIONS, NET OF TAX       244            676          (1,848)
 Income (loss) from discontinued
  operations, net of tax                  --             31              (5)
                                    --------       --------       ---------
                 NET INCOME (LOSS)       244            707          (1,853)
   Net income attributable to the
    noncontrolling interest               --              8              10
                                    --------       --------       ---------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY      $244           $699         $(1,863)
                                    --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                       $244           $699        $(1,863)
                                     --------       --------       --------
Other comprehensive income (loss)
 (1)
  Change in net unrealized
   gain/loss on securities (2)          1,174          1,473          3,350
  Change in net gain/loss on
   cash-flow hedging instruments          103            117           (292)
  Change in foreign currency
   translation adjustments                 (2)           (17)           101
                                     --------       --------       --------
  Total other comprehensive income      1,275          1,573          3,159
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME    $1,519         $2,272         $1,296
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $636, $(793) and $(1,804) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2011              2010
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $46,236 and
  $45,323) (includes variable interest
  entity assets, at fair value, of $153 and
  $406)                                           $47,778           $44,834
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $338 and $323)                                    1,317               639
 Equity securities, trading, at fair value
  (cost of $1,860 and $2,061)                       1,967             2,279
 Equity securities, available for sale, at
  fair value (cost of $443 and $320)                  398               340
 Mortgage loans (net of allowances for loan
  losses of $23 and $62)                            4,182             3,244
 Policy loans, at outstanding balance               1,952             2,128
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $7 and $14)                      1,376               838
 Other investments                                  1,974             1,461
 Short-term investments                             3,882             3,489
                                              -----------       -----------
                           TOTAL INVESTMENTS       64,826            59,252
 Cash                                               1,183               531
 Premiums receivable and agents' balances              64                67
 Reinsurance recoverables                           5,006             3,924
 Deferred policy acquisition costs and
  present value of future profits                   3,448             3,694
 Deferred income taxes, net                         2,006             2,569
 Goodwill                                             470               470
 Other assets                                         925               692
 Separate account assets                          143,859           159,729
                                              -----------       -----------
                                TOTAL ASSETS     $221,787          $230,928
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,831            11,385
 Other policyholder funds and benefits
  payable                                          45,016            43,395
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,929             2,252
 Consumer notes                                       314               382
 Other liabilities (includes variable
  interest entity liabilities of $477 and
  $422)                                             9,927             6,398
 Separate account liabilities                     143,859           159,729
                                              -----------       -----------
                           TOTAL LIABILITIES    $ 212,876         $ 223,541
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,271             8,265
 Accumulated other comprehensive income
  (loss), net of tax                                  953              (322)
 Retained earnings                                   (319)             (562)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,911             7,387
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,787          $230,928
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            COMMON                PAID-IN                COMPREHENSIVE
                                            STOCK                 CAPITAL                INCOME (LOSS)
                                                                  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                    $ (322)
Capital contributions from parent              --                        6                        --
Dividends declared                             --                       --                        --
Net income                                     --                       --                        --
Total other comprehensive income               --                       --                     1,275
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                      $953
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                  $ (2,070)
Capital contributions to parent                --                     (192)                       --
Dividends declared                             --                       --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                       175
Change in noncontrolling interest
 ownership                                     --                       --                        --
Net income                                     --                       --                        --
Total other comprehensive income               --                       --                     1,573
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                     $(322)
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2008, AS
 PREVIOUSLY REPORTED                          $ 6                  $ 6,157                  $ (4,531)
Cumulative effect of accounting
 change, net of tax                            --                       --                      (221)
                                             ----                 --------                  --------
BALANCE, DECEMBER 31, 2008, AS
 CURRENTLY REPORTED, SEE NOTE 1                 6                    6,157                    (4,752)
Capital contributions from parent (1)          --                    2,300                        --
Dividends declared                             --                       --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      (477)
Change in noncontrolling interest
 ownership                                     --                       --                        --
Net loss                                       --                       --                        --
Total other comprehensive income               --                       --                     3,159
                                             ----                 --------                  --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                   $(2,070)
                                             ----                 --------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                          $ (562)                  $ --                  $ 7,387
Capital contributions from parent                       --                     --                        6
Dividends declared                                      (1)                    --                       (1)
Net income                                             244                     --                      244
Total other comprehensive income                        --                     --                    1,275
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2011               $(319)                  $ --                   $8,911
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                  $ 61                  $ 5,341
Capital contributions to parent                         --                     --                     (192)
Dividends declared                                       1                     --                        1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                                             26
Change in noncontrolling interest
 ownership                                              --                    (69)                     (69)
Net income                                             699                      8                      707
Total other comprehensive income                        --                     --                    1,573
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2010               $(562)                  $ --                   $7,387
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2008, AS
 PREVIOUSLY REPORTED                               $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 change, net of tax                                 (1,135)                    --                   (1,356)
                                                  --------                 ------                 --------
BALANCE, DECEMBER 31, 2008, AS
 CURRENTLY REPORTED, SEE NOTE 1                        311                    165                    1,887
Capital contributions from parent (1)                   --                     --                    2,300
Dividends declared                                     (38)                    --                      (38)
Cumulative effect of accounting
 changes, net of DAC and tax                           477                     --                       --
Change in noncontrolling interest
 ownership                                              --                   (114)                    (114)
Net loss                                            (1,863)                    10                   (1,853)
Total other comprehensive income                        --                     --                    3,159
                                                  --------                 ------                 --------
             BALANCE DECEMBER 31, 2009             $(1,113)                   $61                   $5,341
                                                  --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                 2011           2010           2009
                                                           (IN MILLIONS)
------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                                 $244           $707        $(1,853)
 Adjustments to reconcile net income(loss) to
  net cash provided by operating activities
 Amortization of deferred policy acquisition
  costs and present value of future profits         474            178          3,128
 Additions to deferred policy acquisition
  costs and present value of future profits        (381)          (381)          (491)
 Change in:
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses        252             13            574
 Reinsurance recoverables                            57             26             66
 Receivables and other assets                         9           (112)           (20)
 Payables and accruals                            2,402            295            420
 Accrued and deferred income taxes                 (125)          (131)          (675)
 Net realized capital losses                          1            882            877
 Net receipts (disbursements) from investment
  contracts related to policyholder funds --
  international unit-linked bonds and pension
  products                                         (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                               312            164           (809)
 Depreciation and amortization                      194            207            173
 Other, net                                        (108)           201            328
                                               --------       --------       --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES   $ 3,008        $ 1,882        $ 2,522
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment
  of:
 Fixed maturities and short-term investments,
  available-for-sale                            $19,203        $28,581        $37,224
 Fixed maturities, fair value option                 37             20             --
 Equity securities, available-for-sale              147            171            162
 Mortgage loans                                     332          1,288            413
 Partnerships                                       128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term investments,
  available-for-sale                            (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value option               (661)           (74)            --
 Equity securities, available-for-sale             (230)          (122)           (61)
 Mortgage loans                                  (1,246)          (189)          (197)
 Partnerships                                      (436)          (172)          (121)
 Proceeds from business sold                         --            241             --
 Derivatives payments (sales), net                  938           (644)          (520)
 Change in policy loans, net                        176             (8)            34
 Change in payables for collateral under
  securities lending, net                            --            (46)        (1,805)
 Change in all other, net                             1           (117)            25
                                               --------       --------       --------
    NET CASH PROVIDED BY (USED FOR) INVESTING
                                   ACTIVITIES  $ (2,128)         $ 209         $ (192)
FINANCING ACTIVITIES
 Deposits and other additions to investment
  and universal life-type contracts             $12,124        $15,405        $13,398
 Withdrawals and other deductions from
  investment and universal life-type
  contracts                                     (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate accounts
  related to investment and universal
  life-type contracts                            10,439          8,211          6,805
 Net repayments at maturity or settlement of
  consumer notes                                    (68)          (754)           (74)
 Issuance of structured financing                    --             --           (189)
 Capital contributions (1),(2)                       --           (195)         1,397
 Dividends paid (1)                                  --             --            (33)
                                               --------       --------       --------
       NET CASH USED FOR FINANCING ACTIVITIES    $ (225)      $ (2,363)      $ (2,183)
 Foreign exchange rate effect on cash                (3)            10            (15)
 Net increase (decrease) in cash                    652           (262)           132
 Cash -- beginning of year                          531            793            661
                                               --------       --------       --------
 CASH -- END OF YEAR                             $1,183           $531           $793
                                               --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION:
 Net cash paid (received) during the year for
  income taxes                                    $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. (together with its subsidiaries, "The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update ("ASU") No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944):
ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. All related amounts for prior reporting periods have been revised accordingly. As a result of this accounting change, total stockholder's equity as of January 1, 2009, decreased by approximately $1.3 billion, after-tax from $3.2 billion, as previously reported, to $1.9 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

The effect of adoption of this accounting standard on the Company's Consolidated Balance Sheets and Consolidated Statements of Operations is as follows:

                                                                                    DECEMBER 31, 2011
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and present value of
 future profits                                                 $4,598                     $(1,150)                   $3,448
Deferred income taxes, net                                      $1,606                        $400                    $2,006
Retained earnings (accumulated deficit)                           $555                       $(874)                    $(319)
Accumulated other comprehensive income (loss), net of
 tax                                                              $829                        $124                      $953
Total stockholders' equity                                      $9,661                       $(750)                   $8,911

                                                                                    DECEMBER 31, 2010
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and present value of
 future profits                                                 $4,949                     $(1,255)                   $3,694
Deferred income taxes, net                                      $2,138                        $431                    $2,569
Retained earnings                                                 $312                       $(874)                    $(562)
Accumulated other comprehensive income (loss), net of
 tax                                                             $(372)                        $50                     $(322)
Total stockholders' equity                                      $8,211                       $(824)                   $7,387

                                                                               YEAR ENDED DECEMBER 31, 2011
                                                            As previously                                         As currently
                                                              reported                Effect of change              reported
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                                  $616                      $(142)                      $474
Insurance operating costs and other expenses                    $2,896                       $152                     $3,048
Loss from continuing operations before income taxes               $(19)                      $(10)                      $(29)
Income tax benefit                                               $(263)                      $(10)                     $(273)
Net income attributable to Hartford Life Insurance
 Company                                                          $244                       $ --                       $244

                                                                               YEAR ENDED DECEMBER 31, 2010
                                                             AS PREVIOUSLY                                        AS CURRENTLY
                                                               REPORTED               EFFECT OF CHANGE              REPORTED
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                                   $215                      $(54)                      $161
Insurance operating costs and other expenses                     $1,610                      $140                     $1,750
Income (loss) from continuing operations before income
 taxes                                                             $949                      $(86)                      $863
Income tax expense (benefit)                                       $228                      $(41)                      $187
Net income (loss)                                                  $752                      $(45)                      $707
Net income (loss) attributable to Hartford Life
 Insurance Company                                                 $744                      $(45)                      $699

                                                                              YEAR ENDED DECEMBER 31, 2009
                                                          As previously                                           As currently
                                                             reported                Effect of change               reported
---------------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs and
 present value of future profits                               $3,716                      $(599)                     $3,117
Insurance operating costs and other expenses                   $1,826                       $183                      $2,009
Income (loss) from continuing operations before
 income taxes                                                 $(3,541)                      $416                     $(3,125)
Income tax expense (benefit)                                  $(1,399)                      $122                     $(1,277)
Net income (loss)                                             $(2,147)                      $294                     $(1,853)
Net income (loss) attributable to Hartford Life
 Insurance Company                                            $(2,157)                      $294                     $(1,863)

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,141           $99,357
 Individual Life                                        17,095            15,546
 Retirement Plans                                       35,143            33,854
 Mutual Funds                                              182               153
 Runoff Operations                                      79,640            78,870
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,787          $230,928
                                                   -----------       -----------

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2011           2010           2009
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity         $1,595         $1,707          $1,551
  Fixed / MVA and other annuity           56             14              (2)
                                    --------       --------       ---------
  Total Individual Annuity             1,651          1,721           1,549
 INDIVIDUAL LIFE
  Variable life                          396            416             503
  Universal life                         429            367             362
  Term life                               33             36              37
                                    --------       --------       ---------
  Total Individual Life                  858            819             902
 RETIREMENT PLANS
  401(k)                                 332            318             286
  Government plans                        48             41              38
                                    --------       --------       ---------
  Total Retirement Plans                 380            359             324
 MUTUAL FUNDS
  Non-Proprietary                        511            519             437
  Proprietary                             58             61              --
                                    --------       --------       ---------
  Total Mutual Funds                     569            580             437
                                    --------       --------       ---------
 RUNOFF OPERATIONS                       221            254             549
                                    --------       --------       ---------
 OTHER                                   357            333             339
                                    --------       --------       ---------
   Total premiums, fees, and other
    considerations                     4,036          4,066           4,100
                                    --------       --------       ---------
  Net investment income                2,566          2,859           2,848
  Net realized capital losses              1           (944)           (876)
                                    --------       --------       ---------
                    TOTAL REVENUES    $6,603         $5,981          $6,072
                                    --------       --------       ---------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE
 Individual Annuity                     $101           $364         $(1,710)
 Individual Life                          85            164               4
 Retirement Plans                          3              6            (245)
 Mutual Funds                             98            129              32
 Runoff Operations                        (3)           (44)            146
 Other                                   (40)            80             (90)
                                    --------       --------       ---------
           TOTAL NET INCOME (LOSS)      $244           $699         $(1,863)
                                    --------       --------       ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                     $769           $813            $770
 Individual Life                         420            362             304
 Retirement Plans                        396            364             315
 Mutual Funds                              1             (1)            (16)
 Runoff Operations                       941          1,221           1,279
 Other                                    39            100             196
                                    --------       --------       ---------
       TOTAL NET INVESTMENT INCOME    $2,566         $2,859          $2,848
                                    --------       --------       ---------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 Individual Annuity                     $162            (34)          2,767
 Individual Life                         169            101             254
 Retirement Plans                         84             21              32
 Mutual Funds                             47             51              50
 Runoff Operations                        12             22              16
 Other                                    --             --              (2)
                                    --------       --------       ---------
         TOTAL AMORTIZATION OF DAC      $474           $161          $3,117
                                    --------       --------       ---------

                                               FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Individual Annuity                       $(214)         $38         $(1,162)
Individual Life                             12           77             (29)
Retirement Plans                           (52)          (9)           (156)
Mutual Funds                                52           51              20
Runoff Operations                          (47)          10              80
Other                                      (24)          20             (30)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(273)        $187         $(1,277)
                                       -------       ------       ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                          DECEMBER 31, 2011
                                                           QUOTED PRICES                SIGNIFICANT               SIGNIFICANT
                                                       IN ACTIVE MARKETS FOR             OBSERVABLE              UNOBSERVABLE
                                                         IDENTICAL ASSETS                  INPUTS                   INPUTS
                                       TOTAL                 (LEVEL 1)                   (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING
Fixed maturities, AFS
 ABS                                     2,093                      --                       1,776                      317
 CDOs                                    1,798                      --                       1,470                      328
 CMBS                                    4,269                      --                       3,921                      348
 Corporate                              30,229                      --                      28,732                    1,497
 Foreign government/government
  agencies                               1,224                      --                       1,187                       37
 States, municipalities and
  political subdivisions                 1,557                      --                       1,175                      382
 RMBS                                    3,823                      --                       2,890                      933
 U.S. Treasuries                         2,785                     487                       2,298                       --
                                     ---------               ---------                    --------                  -------
Total fixed maturities                  47,778                     487                      43,449                    3,842
Fixed maturities, FVO                    1,317                      --                         833                      484
Equity securities, trading               1,967                   1,967                          --                       --
Equity securities, AFS                     398                     227                         115                       56
Derivative assets
 Credit derivatives                        (27)                     --                          (6)                     (21)
 Equity derivatives                         31                      --                          --                       31
 Foreign exchange derivatives              505                      --                         505                       --
 Interest rate derivatives                  78                      --                          38                       40
 U.S. GMWB hedging instruments             494                      --                          11                      483
 U.S. macro hedge program                  357                      --                          --                      357
 International program hedging
  instruments                              533                      --                         567                      (34)
                                     ---------               ---------                    --------                  -------
Total derivative assets (1)              1,971                      --                       1,115                      856
Short-term investments                   3,882                     520                       3,362                       --
Reinsurance recoverable for
 U.S. GMWB and Japan
GMWB, GMIB, and GMAB                     3,073                      --                          --                    3,073
Separate account assets (2)            139,421                 101,633                      36,757                    1,031
                                     ---------               ---------                    --------                  -------
 TOTAL ASSETS ACCOUNTED FOR AT
               FAIR VALUE ON A         199,807                 104,834                      85,631                    9,342
                                     ---------               ---------                    --------                  -------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A
Other policyholder funds and
 benefits payable
 Guaranteed living benefits             (5,776)                     --                          --                   (5,776)
 Equity linked notes                        (9)                     --                          --                       (9)
                                     ---------               ---------                    --------                  -------
Total other policyholder funds
 and benefits payable                   (5,785)                     --                          --                   (5,785)
Derivative liabilities
 Credit derivatives                       (493)                     --                         (25)                    (468)
 Equity derivatives                          5                      --                          --                        5
 Foreign exchange derivatives              140                      --                         140                       --
 Interest rate derivatives                (315)                     --                        (184)                    (131)
 U.S. GMWB hedging instruments             400                      --                          --                      400
 International program hedging
  instruments                                9                      --                          10                       (1)
                                     ---------               ---------                    --------                  -------
Total derivative liabilities
 (3)                                      (254)                     --                         (59)                    (195)
Other liabilities                           (9)                     --                          --                       (9)
Consumer notes (4)                          (4)                     --                          --                       (4)
                                     ---------               ---------                    --------                  -------
   TOTAL LIABILITIES ACCOUNTED
        FOR AT FAIR VALUE ON A          (6,052)                     --                         (59)                  (5,993)
                                     ---------               ---------                    --------                  -------

                                                                     DECEMBER 31, 2010
                                                      QUOTED PRICES                SIGNIFICANT              SIGNIFICANT
                                                  IN ACTIVE MARKETS FOR             OBSERVABLE              UNOBSERVABLE
                                                    IDENTICAL ASSETS                  INPUTS                   INPUTS
                                  TOTAL                 (LEVEL 1)                   (LEVEL 2)                (LEVEL 3)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                2,068                      --                       1,660                      408
 CDOs                               1,899                      --                          30                    1,869
 CMBS                               5,028                      --                       4,536                      492
 Corporate                         26,915                      --                      25,429                    1,486
 Foreign government/government
  agencies                          1,002                      --                         962                       40
 Municipal                          1,032                      --                         774                      258
 RMBS                               4,118                      --                       3,013                    1,105
 U.S. Treasuries                    2,772                     248                       2,524                       --
                                ---------               ---------                    --------                 --------
Total fixed maturities             44,834                     248                      38,928                    5,658
Fixed maturities, FVO                 639                      --                         128                      511
Equity securities, trading          2,279                   2,279                          --                       --
Equity securities, AFS                340                     174                         119                       47
Derivative assets
 Credit derivatives                   (11)                     --                         (19)                       8
 Equity derivatives                     2                      --                          --                        2
 Foreign exchange derivatives         784                      --                         784                       --
 Interest rate derivatives            (99)                     --                         (63)                     (36)
 U.S. GMWB hedging instruments        339                      --                        (122)                     461
 U.S. macro hedge program             203                      --                          --                      203
 International program hedging
  instruments                         235                       2                         228                        5
                                ---------               ---------                    --------                 --------
Total derivative assets (1)         1,453                       2                         808                      643
Short-term investments              3,489                     204                       3,285                       --
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                     2,002                      --                          --                    2,002
Separate account assets (2)       153,713                 116,703                      35,763                    1,247
                                ---------               ---------                    --------                 --------
 TOTAL ASSETS ACCOUNTED FOR AT
     FAIR VALUE ON A RECURRING
                         BASIS    208,749                 119,610                      79,031                   10,108
                                ---------               ---------                    --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits        (4,258)                     --                          --                   (4,258)
 Equity linked notes                   (9)                     --                          --                       (9)
Total other policyholder funds
 and benefits payable              (4,267)                     --                          --                   (4,267)
Derivative liabilities
 Credit derivatives                  (401)                     --                         (49)                    (352)
 Equity derivatives                     2                      --                          --                        2
 Foreign exchange derivatives         (25)                     --                         (25)                      --
 Interest rate derivatives            (59)                     --                         (42)                     (17)
 U.S. GMWB hedging instruments        128                      --                         (11)                     139
 International program hedging
  instruments                          (2)                     (2)                         --                       --
                                ---------               ---------                    --------                 --------
Total derivative liabilities
 (3)                                 (357)                     (2)                       (127)                    (228)
Other liabilities                     (37)                     --                          --                      (37)
Consumer notes (4)                     (5)                     --                          --                       (5)
                                ---------               ---------                    --------                 --------
   TOTAL LIABILITIES ACCOUNTED
        FOR AT FAIR VALUE ON A
                     RECURRING     (4,666)                     (2)                       (127)                  (4,537)
                                ---------               ---------                    --------                 --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.
          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/ government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

AT EACH VALUATION DATE, THE COMPANY ASSUMES EXPECTED RETURNS BASED ON:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                     FIXED MATURITIES, AFS

                               ABS         CDOS               CMBS                  CORPORATE
-------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408        $1,869               $492                  $1,486
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)          (30)                13                     (27)
 Included in OCI (3)             18           112                 41                     (14)
Purchases                        35            --                 18                      83
Settlements                     (32)         (129)               (72)                    (92)
Sales                            (9)          (54)              (225)                   (122)
Transfers into Level 3 (4)       79            30                131                     498
Transfers out of Level 3 (4)   (156)       (1,470)               (50)                   (315)
                               ----       -------            -------                 -------
FAIR VALUE AS OF DECEMBER 31,
                         2011  $ 317        $ 328              $ 348                 $ 1,497
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)         $(29)               $(5)                   $(11)
                               ----       -------            -------                 -------

                                                  FIXED MATURITIES, AFS
                                         FOREIGN
                                       GOVT./GOVT.
                                        AGENCIES                MUNICIPAL            RMBS
-----------------------------  ------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                                        $40                    $258             $1,105
Total realized/unrealized
 gains (losses)
 Included in net income (2)                   --                      --                (21)
 Included in OCI (3)                          --                      46                 (3)
Purchases                                     --                      87                 25
Settlements                                   (3)                     --               (111)
Sales                                         --                      --                (16)
Transfers into Level 3 (4)                    29                      --                 69
Transfers out of Level 3 (4)                 (29)                     (9)              (115)
                                         -------                 -------            -------
FAIR VALUE AS OF DECEMBER 31,
                         2011               $ 37                   $ 382              $ 933
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                      $ --                    $ --               $(15)
                                         -------                 -------            -------

                               FIXED MATURITIES, AFS
                                       TOTAL FIXED           FIXED
                                       MATURITIES,        MATURITIES,
                                           AFS                FVO
-----------------------------  -----------------------------------------
ASSETS
Fair value as of January 1,
 2011                                     $5,658               $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)                  (91)                23
 Included in OCI (3)                         200                 --
Purchases                                    248                 --
Settlements                                 (439)                (2)
Sales                                       (426)               (43)
Transfers into Level 3 (4)                   836                 --
Transfers out of Level 3 (4)              (2,144)                (5)
                                         -------            -------
FAIR VALUE AS OF DECEMBER 31,
                         2011            $ 3,842              $ 484
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                      $(74)               $19
                                         -------            -------

                                                              FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                 SECURITIES,                                                 INTEREST
                                     AFS            CREDIT               EQUITY                RATE
---------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                  $47            $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)            (11)            (144)                  (8)                   9
 Included in OCI (3)                    (3)              --                   --                   --
Purchases                               31               20                   40                   --
Settlements                             --              (21)                  --                  (47)
Sales                                   (4)              --                   --                   --
Transfers out of Level 3 (4)            (4)              --                   --                   --
                                   -------          -------              -------              -------
FAIR VALUE AS OF DECEMBER 31,         $ 56           $ (489)                $ 36                $ (91)
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                 $(9)           $(137)                 $(8)                 $10
                                   -------          -------              -------              -------

                                                          FREESTANDING DERIVATIVES (5)
                                                             U.S.                 INTL.             TOTAL FREE-
                                        U.S.                 MACRO               PROGRAM             STANDING
                                        GMWB                 HEDGE               HEDGING            DERIVATIVES
                                       HEDGING              PROGRAM              INSTR.                 (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                     $600                 $203                   $5                 $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)                279                 (128)                   3                   11
 Included in OCI (3)                        --                   --                   --                   --
Purchases                                   23                  347                  (43)                 387
Settlements                                (19)                 (65)                  --                 (152)
Sales                                       --                   --                   --                   --
Transfers out of Level 3 (4)                --                   --                   --                   --
                                       -------              -------              -------              -------
FAIR VALUE AS OF DECEMBER 31,            $ 883                $ 357                $ (35)               $ 661
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                    $278                $(107)                 $(4)                 $32
                                       -------              -------              -------              -------

                                          REINSURANCE RECOVERABLE FOR
                                              U.S. GMWB AND JAPAN           SEPARATE
                                           GMWB, GMIB, AND GMA B (6)        ACCOUNTS
-----------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                     $2,002                   $1,247
Total realized/unrealized gains (losses)
 Included in net income (1), (2)                        504                       25
 Included in OCI (3)                                    111                       --
Purchases                                                --                      292
Settlements                                             456                       --
Sales                                                    --                     (171)
Transfers into Level 3 (4)                               --                       14
Transfers out of Level 3 (4)                             --                     (376)
                                                    -------                  -------
      FAIR VALUE AS OF DECEMBER 31, 2011             $3,073                   $1,031
                                                    -------                  -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2011 (2)                                 $504                      $(1)
                                                    -------                  -------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                                                                TOTAL OTHER
                                    GUARANTEED                                  POLICYHOLDER
                                      LIVING             EQUITY LINKED             FUNDS
                                   BENEFITS (7)              NOTES              AND BENEFITS
-----------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                                 $(4,258)                $(9)                 $(4,267)
Total realized/unrealized
 gains (losses)
Included in net income (1),
 (2)                                   (1,118)                 --                   (1,118)
Included in OCI (3)                      (126)                 --                     (126)
Settlements                              (274)                 --                     (274)
                                     --------                 ---                 --------
 FAIR VALUE AS OF DECEMBER 31,
                          2011        $(5,776)                $(9)                 $(5,785)
                                     --------                 ---                 --------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at                                      $
 December 31, 2011 (2)                $(1,118)                 --                  $(1,118)
                                     --------                 ---                 --------


                                     OTHER          CONSUMER
                                  LIABILITIES         NOTES
------------------------------  --------------------------------
LIABILITIES
Fair value as of January 1,
 2011                                 $(37)             $(5)
Total realized/unrealized
 gains (losses)
Included in net income (1),
 (2)                                    28                1
Included in OCI (3)                     --               --
Settlements                             --               --
                                     -----              ---
 FAIR VALUE AS OF DECEMBER 31,
                          2011         $(9)             $(4)
                                     -----              ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)                 $28               $1
                                     -----              ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                  FIXED MATURITIES, AFS

                             ABS         CDOS              CMBS                 CORPORATE
---------------------------------------------------------------------------------------------
ASSETS
Fair value as of January
 1, 2010                     $497       $2,109              $269                  $5,239
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                         (16)        (124)              (98)                    (10)
 Included in OCI (3)           71          467               327                     193
Purchases, issuances, and
 settlements                  (59)        (187)             (157)                    (66)
Transfers into Level 3 (4)     40           42               267                     800
Transfers out of Level 3
 (4)                         (125)        (438)             (116)                 (4,670)
                            -----       ------            ------                 -------
 FAIR VALUE AS OF DECEMBER
                  31, 2010   $408       $1,869              $492                  $1,486
                            -----       ------            ------                 -------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                 $(6)       $(130)             $(58)                   $(20)
                            -----       ------            ------                 -------

                                              FIXED MATURITIES, AFS
                                     FOREIGN
                                   GOVT./GOVT.
                                    AGENCIES              MUNICIPAL            RMBS
--------------------------  ---------------------------------------------------------
ASSETS
Fair value as of January
 1, 2010                                $80                   $218               $995
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                                    --                      1                (38)
 Included in OCI (3)                      1                     24                228
Purchases, issuances, and
 settlements                             (8)                    19               (129)
Transfers into Level 3 (4)               --                     --                102
Transfers out of Level 3
 (4)                                    (33)                    (4)               (53)
                                      -----                 ------            -------
 FAIR VALUE AS OF DECEMBER
                  31, 2010              $40                   $258             $1,105
                                      -----                 ------            -------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                          $ --                   $ --               $(35)
                                      -----                 ------            -------

                            FIXED MATURITIES, AFS
                                    TOTAL FIXED          FIXED
                                    MATURITIES,       MATURITIES,
                                        AFS               FVO
--------------------------  ----------------------------------------
ASSETS
Fair value as of January
 1, 2010                               $9,407              $ --
Total realized/unrealized
 gains (losses)
 Included in net income
  (2)                                    (285)               74
 Included in OCI (3)                    1,311                --
Purchases, issuances, and
 settlements                             (587)              (10)
Transfers into Level 3 (4)              1,251               447
Transfers out of Level 3
 (4)                                   (5,439)               --
                                      -------            ------
 FAIR VALUE AS OF DECEMBER
                  31, 2010             $5,658              $511
                                      -------            ------
Changes in unrealized
 gains (losses) included
 in net income related to
 financial instruments
 still held at December
 31, 2010 (2)                           $(249)              $71
                                      -------            ------

                                                               FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.                 INTL.
                                    U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                    GMWB                  HEDGE               HEDGING               STANDING
                                   HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                   --                    --                   --                     --
Purchases, issuances, and
 settlements                          442                   237                   22                    660
Transfers into Level 3 (4)             --                    --                   --                   (290)
Transfers out of Level 3 (4)           (4)                   --                   --                    (15)
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $600                  $203                   $5                   $415
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(61)                $(292)                $(29)                 $(296)
                                    -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1), (2)                    182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                    LIVING             INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                   BENEFITS                NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
 Included in net income (1),
  (2)                                  (259)                  2                   --                       (257)
 Included in OCI (3)                   (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                   OTHER          CONSUMER
                                LIABILITIES         NOTES
-----------------------------  -------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $ --              $(5)
Total realized/unrealized
 gains (losses)
 Included in net income (1),
  (2)                                (26)              --
 Included in OCI (3)                  --               --
Purchases, issuances and
 settlements                          --               --
Transfers into Level 3 (4)           (11)              --
                                    ----            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010       $(37)             $(5)
                                    ----            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)              $ --             $ --
                                    ----            -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/ (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                     2011                  2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                           AS OF DECEMBER 31,
                                       2011                    2010
-------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                     $65                    $64
  CRE CDOs                                214                    260
  Corporate                               272                    251
  Foreign government                      766                     64
                                     --------                 ------
   TOTAL FIXED MATURITIES, FVO        $ 1,317                  $ 639
Other liabilities
                                     --------                 ------
 Credit-linked notes (1)                   $9                    $37
                                     --------                 ------

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value

("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                        FOR THE YEARS ENDED DECEMBER 31,
                                                      2010
                                  2011            (BEFORE-TAX)            2009
-------------------------------------------------------------------------------------
Fixed maturities                  $1,941              $1,977              $2,094
Equity securities, AFS                10                  14                  43
Mortgage loans                       206                 199                 232
Policy loans                         128                 129                 136
Limited partnerships and other
 alternative investments             143                 121                (171)
Other investments                    226                 253                 242
Investment expenses                  (74)                (72)                (71)
                                --------            --------            --------
TOTAL SECURITIES AFS AND OTHER     2,580               2,621               2,505
Equity securities, trading           (14)                238                 343
                                --------            --------            --------
   TOTAL NET INVESTMENT INCOME
                        (LOSS)    $2,566              $2,859              $2,848
                                --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                      FOR THE YEARS ENDED DECEMBER 31,
                                                   2010
                                 2011          (BEFORE-TAX)            2009
----------------------------------------------------------------------------------
Gross gains on sales              $405               $486                $364
Gross losses on sales             (200)              (336)               (828)
Net OTTI losses recognized in
 earnings                         (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                     25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)            3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                  --                 (3)                (33)
Results of variable annuity
 hedge program
U. S. GMWB derivatives, net       (397)                89               1,464
U. S. Macro hedge program         (216)              (445)               (733)
                                ------            -------            --------
Total U.S. program                (613)              (356)                731
International program              723                (13)               (138)
                                ------            -------            --------
Total results of variable
 annuity hedge program             110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                          (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                         373                284                (577)
Other, net (2)                    (264)               180                 (64)
                                ------            -------            --------
    NET REALIZED CAPITAL GAINS
                      (LOSSES)      $1              $(944)              $(876)
                                ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs                                 2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
         TOTAL AFS SECURITIES      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

                                                                  DECEMBER 31, 2010
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,395                 $29               $(356)          $2,068            $(1)
CDOs                                 2,278                  --                (379)           1,899            (59)
CMBS                                 5,283                 146                (401)           5,028            (15)
Corporate (2)                       25,934               1,545                (538)          26,915              6
Foreign govt./govt. agencies           963                  48                  (9)           1,002             --
Municipal                            1,149                   7                (124)           1,032             --
RMBS                                 4,450                  79                (411)           4,118           (113)
U.S. Treasuries                      2,871                  11                (110)           2,772             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       45,323               1,865              (2,328)          44,834           (182)
Equity securities, AFS                 320                  61                 (41)             340             --
                                   -------              ------              ------          -------          -----
         TOTAL AFS SECURITIES      $45,643              $1,926              $(2,369)        $45,174          $(182)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2011
                                               LESS THAN 12 MONTHS
                                  Amortized            Fair          Unrealized
                                     Cost             Value            Losses
---------------------------------------------------------------------------------------
ABS                                   $420              $385             $(35)
CDOs                                    80                58              (22)
CMBS                                   911               830              (81)
Corporate (1)                        2,942             2,823             (119)
Foreign govt./govt.                     24                23               (1)
Municipal                              202               199               (3)
RMBS                                   355               271              (84)
U.S. Treasuries                        185               184               (1)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                      115                90              (25)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $5,234            $4,863            $(371)
                                    ------            ------            -----

                                                   DECEMBER 31, 2011
                                                 12 MONTHS OR MORE
                                  Amortized            Fair           Unrealized
                                     Cost             Value             Losses
-----------------------------  ----------------------------------------------------------
ABS                                 $1,002              $731              $(271)
CDOs                                 1,956             1,706               (250)
CMBS                                 1,303             1,066               (237)
Corporate (1)                        2,353             1,889               (420)
Foreign govt./govt.                     40                38                 (2)
Municipal                              348               300                (48)
RMBS                                 1,060               728               (332)
U.S. Treasuries                         --                --                 --
                                    ------            ------            -------
       TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                      104                63                (41)
                                    ------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                    ------            ------            -------

                                                  DECEMBER 31, 2011
                                                        TOTAL
                                   Amortized            Fair            Unrealized
                                     Cost               Value             Losses
-----------------------------  -------------------------------------------------------
ABS                                  $1,422             $1,116              $(306)
CDOs                                  2,036              1,764               (272)
CMBS                                  2,214              1,896               (318)
Corporate (1)                         5,295              4,712               (539)
Foreign govt./govt.                      64                 61                 (3)
Municipal                               550                499                (51)
RMBS                                  1,415                999               (416)
U.S. Treasuries                         185                184                 (1)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                       219                153                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                    -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate                            3,726             3,591             (130)
Foreign govt./govt.                    250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                  18                17               (1)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                    DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,226              $881              $(345)
CDOs                                  1,934             1,583               (351)
CMBS                                  2,532             2,150               (382)
Corporate                             2,777             2,348               (408)
Foreign govt./govt.                      40                35                 (5)
Municipal                               575               467               (108)
RMBS                                  1,379             1,000               (379)
U.S. Treasuries                         158               117                (41)
                                    -------            ------            -------
  TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                  148               108                (40)
                                    -------            ------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            -------

                                                  DECEMBER 31, 2010
                                                        TOTAL
                                    COST OR
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $1,463             $1,107              $(356)
CDOs                                  2,250              1,871               (379)
CMBS                                  2,906              2,505               (401)
Corporate                             6,503              5,939               (538)
Foreign govt./govt.                     290                281                 (9)
Municipal                               990                866               (124)
RMBS                                  2,566              2,155               (411)
U.S. Treasuries                       1,300              1,190               (110)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                  166                125                (41)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                            DECEMBER 31, 2011
                                           AMORTIZED            VALUATION            CARRYING
                                            COST (1)            ALLOWANCE             VALUE
-------------------------------------------------------------------------------------------------
Commercial                                    $4,205               $(23)               $4,182
                                            --------              -----              --------
                  TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                            --------              -----              --------

                                                            DECEMBER 31, 2010
                                           AMORTIZED            VALUATION            CARRYING
                                            COST (1)            ALLOWANCE             VALUE
--------------------------------------  ---------------------------------------------------------
Commercial                                    $3,306               $(62)               $3,244
                                            --------              -----              --------
                  TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                            --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                               2011                   2010                    2009
---------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (62)                 $ (260)                  $ (13)
Additions                                         25                    (108)                   (292)
Deductions                                        14                     306                      45
                                               -----                 -------                 -------
BALANCE AS OF DECEMBER 31                       $(23)                   $(62)                  $(260)
                                               -----                 -------                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
LOAN-TO-VALUE                          Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                    DECEMBER 31, 2011                      DECEMBER 31, 2010
                                              CARRYING            PERCENT OF         CARRYING            PERCENT OF
                                               VALUE                 TOTAL            VALUE                 TOTAL
----------------------------------------------------------------------------------------------------------------------
East North Central                                 $59                  1.4%              $51                  1.6%
Middle Atlantic                                    401                  9.6%              344                 10.6%
Mountain                                            61                  1.5%               49                  1.5%
New England                                        202                  4.8%              188                  5.8%
Pacific                                          1,268                 30.3%              898                 27.7%
South Atlantic                                     810                 19.4%              679                 20.9%
West North Central                                  16                  0.4%               19                  0.6%
West South Central                                 115                  2.7%              117                  3.6%
Other (1)                                        1,250                 29.9%              899                 27.7%
                                              --------              -------          --------              -------
                    TOTAL MORTGAGE LOANS        $4,182                100.0%           $3,244                100.0%
                                              --------              -------          --------              -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                    DECEMBER 31, 2011                      DECEMBER 31, 2010
                                              CARRYING            PERCENT OF         CARRYING            PERCENT OF
                                               VALUE                 TOTAL            VALUE                 TOTAL
----------------------------------------------------------------------------------------------------------------------
Commercial Agricultural                           $127                  3.0%             $177                  5.5%
 Industrial                                      1,262                 30.1%              833                 25.7%
 Lodging                                            84                  2.0%              123                  3.8%
 Multifamily                                       734                 17.6%              479                 14.8%
 Office                                            836                 20.0%              796                 24.5%
 Retail                                            918                 22.0%              556                 17.1%
 Other                                             221                  5.3%              280                  8.6%
                                              --------              -------          --------              -------
                    TOTAL MORTGAGE LOANS        $4,182                100.0%           $3,244                100.0%
                                              --------              -------          --------              -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                              DECEMBER 31, 2011
                                                                                           MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

                                                               DECEMBER 31, 2010
                                                                                            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,           DECEMBER 31,         DECEMBER 31,              DECEMBER 31,
                                                2011                   2010                 2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                                 $8,389                $10,113               $385                      $209
Equity swaps, options, and futures                5,320                  4,943                498                       391
Interest rate swaps and futures                   2,697                  2,800                 11                      (133)
                                              ---------              ---------             ------                    ------
                                   TOTAL        $16,406                $17,856               $894                      $467
                                              ---------              ---------             ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                               $59                       $166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  --                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U. S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                    NOTIONAL AMOUNT                         FAIR VALUE
                                DEC. 31,       DEC. 31,           DEC. 31,               DEC. 31,
                                  2011           2010               2011                   2010
-----------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE
 TYPE
CASH FLOW HEDGES
 Interest rate swaps              $6,339         $7,652              $276                   $144
 Foreign currency swaps              229            255                (5)                    --
                                --------       --------            ------                 ------
        TOTAL CASH FLOW HEDGES     6,568          7,907               271                    144
                                --------       --------            ------                 ------
FAIR VALUE HEDGES
 Interest rate swaps               1,007          1,079               (78)                   (47)
 Foreign currency swaps              677            677               (39)                   (12)
                                --------       --------            ------                 ------
       TOTAL FAIR VALUE HEDGES     1,684          1,756              (117)                   (59)
                                --------       --------            ------                 ------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps,
   swaptions, caps, floors,
   and futures                     6,252          5,490              (435)                  (255)
  FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and
  forwards                           208            196               (10)                   (14)
  Japan 3Win foreign currency
   swaps                           2,054          2,285               184                    177
  Japanese fixed annuity
   hedging instruments             1,945          2,119               514                    608
 CREDIT CONTRACTS
  Credit derivatives that
   purchase credit protection      1,134          1,730                23                     (5)
  Credit derivatives that
   assume credit risk (1)          2,212          2,035              (545)                  (376)
  Credit derivatives in
   offsetting positions            5,020          5,175               (43)                   (57)
 EQUITY CONTRACTS
  Equity index swaps and
   options                         1,433            188                23                    (10)
 VARIABLE ANNUITY HEDGE
  PROGRAM
  U.S. GMWB product
   derivatives (2)                34,569         40,255            (2,538)                (1,611)
  U.S. GMWB reinsurance
   contracts                       7,193          8,767               443                    280
  U.S. GMWB hedging
   instruments                    16,406         17,856               894                    467
  U.S. macro hedge program         6,819         13,057               357                    203
  International program
   product derivatives (2)         2,009          2,023               (30)                   (14)
  International program
   hedging instruments            28,719         12,691               542                    233
 OTHER
  GMAB, GMWB, and GMIB
   reinsurance contracts          21,627         21,423            (3,207)                (2,633)
  Coinsurance and modified
   coinsurance reinsurance
   contracts                      50,756         51,934             2,630                  1,722
                                --------       --------            ------                 ------
          TOTAL NON-QUALIFYING
                    STRATEGIES   188,356        187,224            (1,198)                (1,285)
                                --------       --------            ------                 ------
  TOTAL CASH FLOW HEDGES, FAIR
        VALUE HEDGES, AND NON-
         QUALIFYING STRATEGIES  $196,608       $196,887            $(1,044)               $(1,200)
                                --------       --------            ------                 ------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                $416           $441              $(45)                  $(26)
 Other investments                51,231         51,633             1,971                  1,453
 Other liabilities                28,717         20,318              (254)                  (357)
 Consumer notes                       35             39                (4)                    (5)
 Reinsurance recoverables         55,140         58,834             3,073                  2,002
 Other policyholder funds and
  benefits payable                61,069         65,622            (5,785)                (4,267)
                                --------       --------            ------                 ------
             TOTAL DERIVATIVES  $196,608       $196,887            $(1,044)               $(1,200)
                                --------       --------            ------                 ------

                                           ASSET DERIVATIVES                            LIABILITY
                                              FAIR VALUE                               FAIR VALUE
                                    DEC. 31,               DEC. 31,          DEC. 31,               DEC. 31,
                                      2011                   2010              2011                   2010
------------------------------  --------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE
 TYPE
CASH FLOW HEDGES
 Interest rate swaps                   $276                   $182              $ --                   $(38)
 Foreign currency swaps                  17                     18               (22)                   (18)
                                     ------                 ------            ------                 ------
        TOTAL CASH FLOW HEDGES          293                    200               (22)                   (56)
                                     ------                 ------            ------                 ------
FAIR VALUE HEDGES
 Interest rate swaps                     --                      4               (78)                   (51)
 Foreign currency swaps                  64                     71              (103)                   (83)
                                     ------                 ------            ------                 ------
       TOTAL FAIR VALUE HEDGES           64                     75              (181)                  (134)
                                     ------                 ------            ------                 ------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps,
   swaptions, caps, floors,
   and futures                          417                    121              (852)                  (376)
  FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and
  forwards                                3                     --               (13)                   (14)
  Japan 3Win foreign currency
   swaps                                184                    177                --                     --
  Japanese fixed annuity
   hedging instruments                  540                    608               (26)                    --
 CREDIT CONTRACTS
  Credit derivatives that
   purchase credit protection            35                     18               (12)                   (23)
  Credit derivatives that
   assume credit risk (1)                 2                      7              (547)                  (383)
  Credit derivatives in
   offsetting positions                 101                     60              (144)                  (117)
 EQUITY CONTRACTS
  Equity index swaps and
   options                               36                      5               (13)                   (15)
 VARIABLE ANNUITY HEDGE
  PROGRAM
  U.S. GMWB product
   derivatives (2)                       --                     --            (2,538)                (1,611)
  U.S. GMWB reinsurance
   contracts                            443                    280                --                     --
  U.S. GMWB hedging
   instruments                        1,022                    647              (128)                  (180)
  U.S. macro hedge program              357                    203                --                     --
  International program
   product derivatives (2)               --                     --               (30)                   (14)
  International program
   hedging instruments                  672                    243              (130)                   (10)
 OTHER
  GMAB, GMWB, and GMIB
   reinsurance contracts                 --                     --            (3,207)                (2,633)
  Coinsurance and modified
   coinsurance reinsurance
   contracts                          2,901                  2,342              (271)                  (620)
                                     ------                 ------            ------                 ------
          TOTAL NON-QUALIFYING
                    STRATEGIES        6,713                  4,711            (7,911)                (5,996)
                                     ------                 ------            ------                 ------
  TOTAL CASH FLOW HEDGES, FAIR
        VALUE HEDGES, AND NON-
         QUALIFYING STRATEGIES       $7,070                 $4,986            $(8,114)               $(6,186)
                                     ------                 ------            ------                 ------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                   $ --                   $ --              $(45)                  $(26)
 Other investments                    2,745                  2,021              (774)                  (568)
 Other liabilities                      981                    343            (1,235)                  (700)
 Consumer notes                          --                     --                (4)                    (5)
 Reinsurance recoverables             3,344                  2,622              (271)                  (620)
 Other policyholder funds and
  benefits payable                       --                     --            (5,785)                (4,267)
                                     ------                 ------            ------                 ------
             TOTAL DERIVATIVES       $7,070                 $4,986            $(8,114)               $(6,186)
                                     ------                 ------            ------                 ------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                         RECOGNIZED IN INCOME ON
                                 ON DERIVATIVE (EFFECTIVE PORTION)                   DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)            $(2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                    INTO INCOME (EFFECTIVE PORTION)
                                                                                 2011                 2010             2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                     Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                            Net investment income (loss)        77                   56                28
Foreign currency swaps                  Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                         Net investment income (loss)        --                   --                 2
                                                                                 ----                 ----            ------
                                                                     TOTAL        $82                  $54              $(85)
                                                                                 ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2011                                        2010
                                                          HEDGED                                      HEDGED
                                  DERIVATIVE               ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $ --                 $ --                   $(44)                 $38
 Benefits, losses and loss
  adjustment expenses                  (58)                  54                     (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                              (1)                   1                      8                   (8)
 Benefits, losses and loss
  adjustment expenses                  (22)                  22                    (12)                  12
                                    ------                 ----                 ------                 ----
                        TOTAL         $(81)                 $77                   $(49)                 $45
                                    ------                 ----                 ------                 ----

                                GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                2009
                                                           HEDGED
                                  DERIVATIVE                ITEM
-----------------------------  ---------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                             $72                   $(68)
 Benefits, losses and loss
  adjustment expenses                  (37)                    40
Foreign currency swaps
 Net realized capital gains
  (losses)                              51                    (51)
 Benefits, losses and loss
  adjustment expenses                    2                     (2)
                                    ------                 ------
                        TOTAL          $88                   $(81)
                                    ------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                               UNDERLYING REFERENCED
                                                                               CREDIT OBLIGATION(S) (1)
                                                                 WEIGHTED
                                                                 AVERAGE
                                   NOTIONAL      FAIR            YEARS TO
                                  AMOUNT (2)     VALUE           MATURITY           TYPE
----------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                                                                  Corporate
                                                                                   Credit/
 Investment grade risk              $1,067        $(18)             3           Foreign Gov.
  exposure                                                        years
 Below investment grade risk           125          (7)             2             Corporate
  exposure                                                        years            Credit
Basket credit default swaps
 (4)
 Investment grade risk               2,375         (71)             3             Corporate
  exposure                                                        years            Credit
 Investment grade risk                 353         (63)             5            CMBS Credit
  exposure                                                        years
 Below investment grade risk           477        (441)             3             Corporate
  exposure                                                        years            Credit
Embedded credit derivatives
 Investment grade risk                  25          24              3             Corporate
  exposure                                                        years            Credit
 Below investment grade risk           300         245              5             Corporate
  exposure                                                        years            Credit
                                    ------       -----            ------       ---------------
                        TOTAL       $4,722       $(331)
                                    ------       -----

                             UNDERLYING REFERENCED
                             CREDIT OBLIGATION(S) (1)

                                        AVERAGE          OFFSETTING
                                         CREDIT           NOTIONAL         OFFSETTING
                                         RATING          AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk                     A+                $915             $(19)
  exposure
 Below investment grade risk               B+                 114               (3)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                    BBB+              1,128               17
  exposure
 Investment grade risk                    BBB+                353               62
  exposure
 Below investment grade risk              BBB+                 --               --
  exposure
Embedded credit derivatives
 Investment grade risk                    BBB-                 --               --
  exposure
 Below investment grade risk              BB+                  --               --
  exposure
                                         ------            ------             ----
                        TOTAL                              $2,510              $57
                                                           ------             ----

                            AS OF DECEMBER 31, 2010

                                                                               UNDERLYING REFERENCED
                                                                               CREDIT OBLIGATION(S) (1)
                                                                 WEIGHTED
                                                                 AVERAGE
                                   NOTIONAL      FAIR            YEARS TO
                                  AMOUNT (2)     VALUE           MATURITY           TYPE
----------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                                                                  Corporate
                                                                                   Credit/
 Investment grade risk                                              3
  exposure                          $1,038         $(6)           years         Foreign Gov.
 Below investment grade risk                                        3             Corporate
  exposure                             151          (6)           years            Credit
Basket credit default swaps
 (4)
 Investment grade risk                                              4             Corporate
  exposure                           2,064          (7)           years            Credit
 Investment grade risk                                              6
  exposure                             352         (32)           years          CMBS Credit
 Below investment grade risk                                        4             Corporate
  exposure                             667        (334)           years            Credit
Embedded credit derivatives
 Investment grade risk                                              4             Corporate
  exposure                              25          25            years            Credit
 Below investment grade risk                                        6             Corporate
  exposure                             325         286            years            Credit
                                    ------       -----            ------       ---------------
                        TOTAL       $4,622        $(74)
                                    ------       -----

                             UNDERLYING REFERENCED
                             CREDIT OBLIGATION(S) (1)

                                         AVERAGE          OFFSETTING
                                         CREDIT            NOTIONAL        OFFSETTING
                                         RATING           AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                                 A+                 $945            $(36)
 Below investment grade risk
  exposure                                 BB-                 135             (11)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                BBB+               1,155              (7)
 Investment grade risk
  exposure                                 A-                  352              32
 Below investment grade risk
  exposure                                BBB+                  --              --
Embedded credit derivatives
 Investment grade risk
  exposure                                BBB-                  --              --
 Below investment grade risk
  exposure                                 BB                   --              --
                                         -------            ------            ----
                        TOTAL                               $2,587            $(22)
                                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of

December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191, $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

On January 1, 2012, the Company retrospectively adopted ASU No. 2010-26 as further discussed in Note 1 of the Notes to Consolidated Financial Statements. Deferred policy acquisition costs ("DAC") represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of approximately $1.8 billion, pre-tax and approximately $1.2 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, AS CURRENTLY
 REPORTED                             $ 3,694        $ 4,341        $ 7,917
Deferred costs                            381            381            491
Amortization -- DAC                      (337)          (295)          (315)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (137)           134         (2,802)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (154)          (848)          (914)
Effect of currency translation              1             (9)            32
Cumulative effect of accounting
 change, pre-tax (3)                       --              7            (57)
                                     --------       --------       --------
BALANCE, DECEMBER 31, AS CURRENTLY
 REPORTED                              $3,448         $3,694         $4,341
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of approximately $1.8 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a decrease of approximately $34 as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                      DECEMBER 31, 2011
                                                         Accumulated               Carrying
                                    Gross                Impairments                Value
-----------------------------------------------------------------------------------------------
Individual Life                       $224                   $ --                     $224
Retirement Plans                        87                     --                       87
Mutual Funds                           159                     --                      159
                                    ------                   ----                   ------
               TOTAL GOODWILL         $470                   $ --                     $470
                                    ------                   ----                   ------

                                                      DECEMBER 31, 2010
                                                         Accumulated               Carrying
                                    Gross                Impairments                Value
-----------------------------  ----------------------------------------------------------------
Individual Life                       $224                     --                     $224
Retirement Plans                        87                     --                       87
Mutual Funds                           159                     --                      159
                                    ------                   ----                   ------
               TOTAL GOODWILL         $470                   $ --                     $470
                                    ------                   ----                   ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                 GMDB            UL SECONDARY
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                 GMDB            UL SECONDARY
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                    RETAINED NET
                                   ACCOUNT        NET AMOUNT           AMOUNT          WEIGHTED AVERAGE
                                    VALUE           AT RISK           AT RISK          ATTAINED AGE OF
                                 ("AV") (8)       ("NAR") (9)       ("RNAR") (9)          ANNUITANT
----------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE
 ("MAV") (1)
 MAV only                            $20,718          $5,998              $483                68
 With 5% rollup (2)                    1,469             521                37                68
 With Earnings Protection
  Benefit Rider ("EPB") (3)            5,378             940                21                65
 With 5% rollup & EPB                    585             169                 7                68
                                 -----------       ---------          --------                --
 Total MAV                            28,150           7,628               548
Asset Protection Benefit (APB)
 (4)                                  22,343           3,139               610                66
Lifetime Income Benefit (LIB)
 -- Death Benefit (5)                  1,095             120                37                64
Reset (6) (5-7 years)                  3,139             307               165                68
Return of Premium (7) /Other          21,512             876               243                65
                                 -----------       ---------          --------                --
            SUBTOTAL U.S. GMDB        76,239        $ 12,070           $ 1,603                67
 Less: General Account Value
  with U.S. GMBD                       7,251
                                 -----------
     SUBTOTAL SEPARATE ACCOUNT
         LIABILITIES WITH GMDB        68,988
 Separate Account Liabilities
  without U.S. GMDB                   74,871
                                 -----------
        TOTAL SEPARATE ACCOUNT
                   LIABILITIES      $143,859
                                 -----------
JAPAN GMDB (10), (11)                $16,983          $5,167              $ --                68
                                 -----------       ---------          --------                --
JAPAN GMIB (10), (11)                $16,262          $4,805              $ --                67
                                 -----------       ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of a contract's growth. A contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
                                       2011                 2010
------------------------------------------------------------------------
ASSET TYPE
Equity securities (including           $61,472              $75,601
 mutual funds)
Cash and cash equivalents               $7,516                8,365
                                     ---------            ---------
                         TOTAL         $68,988              $83,966
                                     ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $78 as of December 31, 2011 and $131 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)         $54            $300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          66          134          (2,265)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                       TOTAL DEFERRED      (97)         133          (1,577)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(273)        $187         $(1,277)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs             $479           $531
Investment-related items                                  92            348
Insurance product derivatives                          2,011          1,792
NOL Carryover                                            241             75
Minimum tax credit                                       387            542
Foreign tax credit carryovers                             17             --
Depreciable & Amortizable assets                          37             48
Other                                                     23              1
                                                   ---------       --------
                        TOTAL DEFERRED TAX ASSETS      3,287          3,337
 Valuation Allowance                                     (78)          (131)
                                                   ---------       --------
                          NET DEFERRED TAX ASSETS      3,209          3,206
                                                   ---------       --------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                     (427)          (569)
Net unrealized gain on investments                      (735)            (5)
Employee benefits                                        (41)           (33)
Other                                                     --            (30)
                                                   ---------       --------
                   TOTAL DEFERRED TAX LIABILITIES     (1,203)          (637)
                                                   ---------       --------
             TOTAL DEFERRED TAX ASSET (LIABILITY)     $2,006         $2,569
                                                   ---------       --------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $314 and $282, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $2.0 billion net deferred tax asset is $2.2 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(10)        $302         $(1,094)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (5)          --              24
Valuation Allowance                        (53)          50              12
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(273)        $187         $(1,277)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
Statutory capital and surplus                 $5,920        $5,832        $5,365

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations for the years ended December 31, 2011, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of
 future profits                            --            --           1,621
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,561
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,168)
Income tax expense (benefit)             (166)          308            (760)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,408)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                             2010                      2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERL RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  890         1,263         1,511         2,396         3,356           746           875           713
Income (loss) from
 continuing operations,
 net of tax                    234           (24)          320           (83)         (503)          343           193           440
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              234           (25)          320           (84)         (503)          340           193           476
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company        233           (27)          319           (87)         (499)          338           191           475

21. SUBSEQUENT EVENTS

On March 21, 2012, The Hartford announced the completion of an evaluation of its businesses and strategy evaluation. As a result of this review, The Hartford announced that it will focus on its Property and Casualty, Group Benefits and Mutual Funds businesses, place its existing Individual Annuity business into runoff and pursue sales or other strategic alternatives for the Individual Life and Retirement Plans businesses and Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), an indirect wholly-owned subsidiary of The Hartford.

On April 26, 2012, The Hartford announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On July 31, 2012, The Hartford entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012 and the Company will recognize an immaterial loss on the sale of WFS in the fourth quarter of 2012. The WFS broker-dealer business is included in the Corporate reporting category.

On September 4, 2012, The Hartford announced it had entered into a definitive agreement to sell its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") for a cash ceding commission of $400, subject to a downward adjustment at closing of up to $51 based upon net flows adjusted for retirement plan discontinuances. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell retirement plans during a transition period, and MassMutual will assume all expenses and risk for these sales through a reinsurance agreement.

On September 27, 2012, The Hartford announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential") for cash consideration of $615 consisting primarily of a ceding commission. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

On December 10, 2012, the Company's parent, HLA, received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in certain subsidiaries supporting the Mutual Funds business being distributed to Hartford Life, Inc., HLA's parent, via a return of capital. As a result, the Company will no longer have a Mutual Funds reporting segment and will no longer be able to support the related goodwill associated with the business within the HLIC reporting unit. The carrying value of the entities being distributed was $116 as of December 31, 2011. The Mutual Funds segment contributed less than 10% of the Company's net income through September 30, 2012. The goodwill expected to be impaired was $159 as of December 31, 2011.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   SCHEDULE I
         SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                                ($ IN MILLIONS)

                                          AS OF DECEMBER 31, 2011
                                                                 AMOUNT AT
                                             FAIR             WHICH SHOWN ON
                             COST            VALUE             BALANCE SHEET
--------------------------------------------------------------------------------
TYPE OF INVESTMENT
FIXED MATURITIES
 Bonds and notes
  U.S. government and
   government agencies
   and authorities
   (guaranteed and
   sponsored)                 $5,687          $6,018                $6,018
  States, municipalities
   and political
   subdivisions                1,504           1,557                 1,557
  Foreign governments          1,121           1,224                 1,224
  Public utilities             5,507           6,101                 6,101
  All other corporate
   bonds                      22,577          24,128                24,128
  All other
   mortgage-backed and
   asset-backed
   securities                  9,840           8,750                 8,750
                           ---------       ---------             ---------
  TOTAL FIXED MATURITIES,
       AVAILABLE-FOR-SALE     46,236          47,778                47,778
 Fixed maturities, at
  fair value using fair
  value option                 1,476           1,317                 1,317
                           ---------       ---------             ---------
   TOTAL FIXED MATURITIES     47,712          49,095                49,095
                           ---------       ---------             ---------
EQUITY SECURITIES
 Common stocks
  Industrial,
   miscellaneous and all
   other                         285             294                   294
 Non-redeemable preferred
  stocks                         158             104                   104
                           ---------       ---------             ---------
 TOTAL EQUITY SECURITIES,
       AVAILABLE-FOR-SALE        443             398                   398
 Equity securities,
  trading                      1,860           1,967                 1,967
                           ---------       ---------             ---------
  TOTAL EQUITY SECURITIES      2,303           2,365                 2,365
                           ---------       ---------             ---------
Mortgage loans                 4,182           4,382                 4,182
Policy loans                   1,952           2,099                 1,952
Investments in
 partnerships and trusts       1,376           1,376                 1,376
Futures, options and
 miscellaneous                 1,110           1,974                 1,974
Short-term investments         3,882           3,882                 3,882
                           ---------       ---------             ---------
        TOTAL INVESTMENTS    $62,517         $65,173               $64,826
                           ---------       ---------             ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                ($ IN MILLIONS)

                                                           DEFERRED POLICY     FUTURE POLICY
                                                             ACQUISITION         BENEFITS,
                                                                COSTS          UNPAID LOSSES                          OTHER
                                                             AND PRESENT         AND LOSS                         POLICYHOLDER
                                                           VALUE OF FUTURE      ADJUSTMENT         UNEARNED         FUNDS AND
                                                               PROFITS           EXPENSES          PREMIUMS     BENEFITS PAYABLE
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT
                 AS OF DECEMBER 31, 2011
Individual Annuity                                               $1,026             $2,326             $29            $16,985
Individual Life                                                   2,002              1,011               1              7,014
Retirement Plans                                                    304                436               2              7,959
Mutual Funds                                                         27                 --              --                  4
Runoff Operations                                                    89              7,511              74             14,983
Other                                                                --                547              15                 --
                                                               --------          ---------          ------          ---------
                                             CONSOLIDATED        $3,448            $11,831            $121            $46,945
                                                               --------          ---------          ------          ---------
                 AS OF DECEMBER 31, 2010
Individual Annuity                                               $1,112             $2,089             $22            $16,835
Individual Life                                                   2,058                850               1              6,352
Retirement Plans                                                    382                458               3              6,841
Mutual Funds                                                         43                 --              --                  4
Runoff Operations                                                    99              7,441              72             15,615
Other                                                                --                547              15                 --
                                                               --------          ---------          ------          ---------
                                             CONSOLIDATED        $3,694            $11,385            $113            $45,647
                                                               --------          ---------          ------          ---------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)
                                ($ IN MILLIONS)

                                    EARNED
                                  PREMIUMS,                        BENEFITS, LOSSES
                                     FEE               NET             AND LOSS
                                  INCOME AND        INVESTMENT        ADJUSTMENT
                                    OTHER             INCOME           EXPENSES
-----------------------------------------------------------------------------------
SEGMENT
FOR THE YEAR ENDED DECEMBER
 31, 2011
 Individual Annuity                  $1,651              $769            $1,080
 Individual Life                        858               420               761
 Retirement Plans                       380               396               308
 Mutual Funds                           569                 1                --
 Runoff Operations                      221               941               852
 Other                                  357                39                92
                                   --------          --------          --------
                 CONSOLIDATED        $4,036            $2,566            $3,093
                                   --------          --------          --------
FOR THE YEAR ENDED DECEMBER
 31, 2010
 Individual Annuity                  $1,721              $813            $1,057
 Individual Life                        819               362               591
 Retirement Plans                       359               364               278
 Mutual Funds                           580                (1)               --
 Runoff Operations                      254             1,221             1,168
 Other                                  333               100                92
                                   --------          --------          --------
                 CONSOLIDATED        $4,066            $2,859            $3,186
                                   --------          --------          --------
FOR THE YEAR ENDED DECEMBER
 31, 2009
 Individual Annuity                  $1,549              $770            $1,374
 Individual Life                        902               304               584
 Retirement Plans                       324               315               269
 Mutual Funds                           437               (16)               --
 Runoff Operations                      549             1,279             1,593
 Other                                  339               196               239
                                   --------          --------          --------
                 CONSOLIDATED        $4,100            $2,848            $4,059
                                   --------          --------          --------

                                 AMORTIZATION OF       INSURANCE
                                 DEFERRED POLICY       OPERATING
                                ACQUISITION COSTS      COSTS AND
                                AND PRESENT VALUE        OTHER         NET WRITTEN
                                OF FUTURE PROFITS     EXPENSES (1)      PREMIUMS
-----------------------------  ----------------------------------------------------
SEGMENT
FOR THE YEAR ENDED DECEMBER
 31, 2011
 Individual Annuity                     $162                $746            N/A
 Individual Life                         169                 273            N/A
 Retirement Plans                         84                 423            N/A
 Mutual Funds                             47                 374            N/A
 Runoff Operations                        12                 982            N/A
 Other                                    --                 267            N/A
                                    --------            --------          -----
                 CONSOLIDATED           $474              $3,065            N/A
                                    --------            --------          -----
FOR THE YEAR ENDED DECEMBER
 31, 2010
 Individual Annuity                     $(34)               $292            N/A
 Individual Life                         101                 265            N/A
 Retirement Plans                         21                 409            N/A
 Mutual Funds                             51                 385            N/A
 Runoff Operations                        22                 128            N/A
 Other                                    --                 292            N/A
                                    --------            --------          -----
                 CONSOLIDATED           $161              $1,771            N/A
                                    --------            --------          -----
FOR THE YEAR ENDED DECEMBER
 31, 2009
 Individual Annuity                   $2,767                $559            N/A
 Individual Life                         254                 249            N/A
 Retirement Plans                         32                 406            N/A
 Mutual Funds                             50                 315            N/A
 Runoff Operations                        16                 231            N/A
 Other                                    (2)                261            N/A
                                    --------            --------          -----
                 CONSOLIDATED         $3,117              $2,021            N/A
                                    --------            --------          -----

(1)  Includes dividends and goodwill impairment.

N/A -- Not applicable to life insurance pursuant to Regulation S-X.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE IV
                                  REINSURANCE
                                ($ IN MILLIONS)

                                                                                        ASSUMED                     PERCENTAGE
                                                                   CEDED TO              FROM                        OF AMOUNT
                                                   GROSS            OTHER                OTHER           NET          ASSUMED
                                                   AMOUNT         COMPANIES            COMPANIES        AMOUNT        TO NET
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2011
 Life insurance in force                           $316,817         $130,029             $1,941         $188,729          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,451             $531                $13           $3,933         --%
 Accident and health insurance                          305              202                 --              103         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,756             $733                $13           $4,036         --%
                                                 ----------       ----------            -------       ----------        ---
FOR THE YEAR ENDED DECEMBER 31, 2010
 Life insurance in force                           $359,644         $150,446             $2,027         $211,225          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,440             $546                $69           $3,963          2%
 Accident and health insurance                          316              213                 --              103         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,756             $759                $69           $4,066          2%
                                                 ----------       ----------            -------       ----------        ---
FOR THE YEAR ENDED DECEMBER 31, 2009
 Life insurance in force                           $356,432         $145,639             $2,157         $212,950          1%
                                                 ----------       ----------            -------       ----------        ---
INSURANCE REVENUES
 Life insurance and annuities                        $4,552             $628                $70           $3,994          2%
 Accident and health insurance                          338              232                 --              106         --%
                                                 ----------       ----------            -------       ----------        ---
                       TOTAL INSURANCE REVENUES      $4,890             $860                $70           $4,100          2%
                                                 ----------       ----------            -------       ----------        ---

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   SCHEDULE V
                       VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN MILLIONS)

                                                           CHARGED TO                         WRITE-OFFS/
                                            BALANCE         COSTS AND       TRANSLATION        PAYMENTS/            BALANCE
                                          JANUARY 1,        EXPENSES         ADJUSTMENT          OTHER           DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
2011
Valuation allowance on deferred tax
 asset                                        $131             $(53)            $ --               $ --                $78
Valuation allowance on mortgage loans           62              (25)              --                (14)                23
2010
Valuation allowance on deferred tax
 asset                                          81               50               --                 --                131
Valuation allowance on mortgage loans          260              108               --               (306)                62
2009
Valuation allowance on deferred tax
 asset                                          69               12               --                 --                 81
Valuation allowance on mortgage loans           13              292               --                (45)               260

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)      (1)  Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate Account.(1)
         (2)  Not applicable.
         (3)  (a)  Amended and Restated Principal Underwriter Agreement.(2)
         (3)  (b)  Form of Dealer Agreement.(3)
         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)
         (4)  (b)  Enhanced Death Benefit Rider(5)
         (4)  (c)  Premium Protection Death Benefit Rider(5)
         (4)  (d)  Asset Protection Death Benefit Rider(5)
         (4)  (e)  Principal First(5)
         (4)  (f)  Principal First Preferred(5)
         (4)  (g)  Unified Benefit Rider(5)
         (4)  (h)  Lifetime Income Foundation Rider (Single)(5)
         (4)  (i)  Lifetime Income Foundation Rider (Joint Life / Single)(5)
         (4)  (j)  Lifetime Income Builder II Rider (Single)(5)
         (4)  (k)  Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
         (4)  (l)  The Hartford's Lifetime Income Builder Selects Rider
                   (Single)(5)
         (4) (m) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(5)
         (4) (n) The Hartford's Lifetime Income Builder Portfolios Rider (Single)(5)
         (4) (o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(5)
         (4) (P) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value
         (5)  Form of Application.(4)
         (6)  (a)  Certificates of Incorporation of Hartford.(2)
         (6)  (b)  By-Laws of the Hartford.(2)
         (7)  Form of Reinsurance Agreement.(2)
         (7)  Reinsurance Agreements and Amendments
              (a)  ACE Tempest Life Reinsurance Ltd.(5)
              (b)  Swiss Re Life & Health America, Inc. (HL)(5)
              (c)  Swiss Re Life & Health America, Inc. (HLA)(5)
         (8)  Fund Participation Agreements and Amendments
              (a)  AIM Variable Insurance Funds(5)
              (b)  AllianceBernstein Variable Products Series Fund, Inc.(5)
              (c)  Fidelity Variable Insurance Products Funds(5)
              (d)  Hartford HLS Series Fund II, Inc.(5)
                   Hartford Series Fund, Inc.(5)
              (e)  Lord Abbett Series Fund, Inc.(5)
              (f)  Oppenheimer Variable Account Funds(5)
              (g)  Putnam Variable Trust(5)
              (h)  The Universal Institutional Funds, Inc.(5)
         (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
        (10)  Consent of Deloitte & Touche LLP.

        (11)  No financial Statements are omitted.
        (12)  Not applicable.
        (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-119419, filed November 1, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Joseph G. Eck (5)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (6)                Vice President
Richard D. Fergesen (7)             Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr. (1)           Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (8)                Actuary, Vice President
Jeannie M. Iannello (9)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (10)             Vice President/Regional Sales
Michael LeBoeuf                     Vice President
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (7)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti, Jr. (3)             Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (9)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President Chief Accounting Officer, Chief Financial Officer
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (2)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 100 High Street, Boston, MA 02110-2301

(6)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(7)  Address: 7755 3rd Street North, Oakdale, MN 55128

(8)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(9)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(10) Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2012 there were 2,345 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                      POSITIONS AND OFFICES
NAME                                                                     WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------------
Robert Arena                              Executive Vice President/Business Line Principal and Director
Diana Benken                              Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)                   Vice President
Stuart M. Carlisle                        Vice President
Jared A. Collins (2)                      Vice President
Christopher S. Conner (3)                 AML Compliance Officer and Chief Compliance Officer
James Davey                               Director
Kathleen E. Jorens (4)                    Vice President, Assistant Treasurer
Vernon Meyer                              Senior Vice President
Robert W. Paiano (4)                      Senior Vice President, Treasurer
Sharon A. Ritchey                         President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                            Secretary
Martin A. Swanson                         Vice President/Marketing
Diane E. Tatelman                         Vice President
Eamon J. Twomey                           Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: One Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th day of December, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  December 28, 2012

333-119419

                                 EXHIBIT INDEX

 (4) (p) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value
 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10)  Consent of Deloitte & Touche, LLP.
(99)  Copy of Power of Attorney.